As filed with the United States Securities and Exchange Commission on February 11, 2010
1933 Act File No. 333-36074
1940 Act File No. 811-09913

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___

Post-Effective Amendment No. 40	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 41	☑

AIM COUNSELOR SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 100, Houston, TX 77046
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 100
Houston, TX 77046
(Name and Address of Agent for Service)

Copies to:

Peter Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 100	2600 One Commerce Square
Houston, Texas 77046	Philadelphia, PA 19103-7599

Approximate Date of Proposed Public Offering:	As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)

☑	on February 12, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date), pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
     ☐       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	February 12, 2010

Class: A (BGRAX), B (BGRBX), C (BGRCX), Y (BGRDX)
Invesco Balanced Fund

Invesco Balanced Fund’s investment objective is to provide capital growth with reasonable current income.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	7
The Advisers	7
Adviser Compensation	7
Portfolio Managers	8

Other Information	8
Sales Charges	8
Distributions	8
Dividends	8
Capital Gains Distributions	8

Financial Highlights	9

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover
EX-99.A.1.M
EX-99.D.1.I
EX-99.D.1.J
EX-99.D.2.B
EX-99.D.2.C
EX-99.D.2.D
EX-99.D.3
EX-99.E.1.S
EX-99.E.1.T
EX-99.E.2.L
EX-99.H.2.E
EX-99.H.2.F
EX-99.I
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EX-99.M.2.M
EX-99.M.3.M
EX-99.M.6
EX-99.M.7
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EX-99.1.A
EX-99.1.B

        Invesco Balanced Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide capital growth with reasonable current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.52%	0.52%	0.52%	0.52%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses[1]	0.30	0.30	0.30	0.30

Total Annual Fund Operating Expenses[1]	1.07	1.82	1.82	0.82

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$653	$872

Class B	685	873

Class C	285	573

Class Y	84	262

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$653	$872

Class B	185	573

Class C	185	573

Class Y	84	262

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 60% of its assets in common stocks and securities convertible into common stocks and at least 25% of its assets in fixed-income securities. The Fund’s convertible securities may include exchangeable, synthetic and Rule 144A convertible securities and lower-rated fixed-income securities, commonly known as junk bonds. The Fund may invest up to 20% of its net assets in foreign securities. Within these limitations, Invesco Advisers, Inc. (the Adviser) may purchase or sell securities based on its assessment of business, economic and investment conditions. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

The Fund may also invest in mortgage-backed securities, collateralized mortgage obligations (CMOs) and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate.. Collateralized mortgage obligations (CMOs) are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Asset-backed securities represent an interest in a pool of assets, such as automobile and credit card receivables or home equity loans, that have been securitized in pass-through structures similar to mortgage-backed securities.

The Fund may also invest up to 15% of its net assets in real estate investment trusts (REITs).

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Fixed-Income Securities. Investments in fixed-income securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The creditworthiness of the issuer may affect the issuer’s ability to make timely payments of interest and principal.

Lower Rated Fixed-Income Securities (Junk Bonds). The Fund’s investments in fixed-income securities rated lower than investment grade, or if unrated, of comparable quality as determined by the Adviser (commonly known as junk bonds) pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities and involve a greater risk of default. The secondary market for junk bonds may be less liquid than the market for higher quality securities.

1        Invesco Balanced Fund

Mortgage-Backed Securities. Mortgage-backed securities are subject to prepayment risk, which includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

The Fund may invest in mortgage pass-through securities that are issued or guaranteed by the U.S. Government. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

To the extent the Fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the risks of investing in mortgage-backed securities may be enhanced.

CMOs. Because of the uncertainty of the cash flows, the market prices and yields of CMOs are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

Asset-Backed Securities. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Foreign Securities. Foreign securities involve currency risk as well as risks related to political and economic developments abroad. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and there may be less publicly available information about these companies. Securities of foreign issuers may be less liquid and their price changes may be more volatile. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Thomas B. Bastian	Portfolio Manager	Since Inception

Mary Jayne Maly	Portfolio Manager	Since Inception

James O. Roeder	Portfolio Manager	Since Inception

Mark Laskin	Portfolio Manager	Since Inception

Sergio Marcheli	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to provide capital growth with reasonable current income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

2        Invesco Balanced Fund

Principal Investment Strategies
The Fund will normally invest at least 60% of its assets in common stocks and securities convertible into common stocks and at least 25% of its assets in fixed-income securities. Within these limitations, the Adviser may purchase or sell securities based on its assessment of business, economic and investment conditions.

The two groups of Fund investments in more detail are:

Common Stocks/Convertible Securities. The Fund invests in common stocks and may also invest in securities convertible into common stocks—including exchangeable, synthetic and Rule 144A convertibles. The Fund may invest up to 20% of its net assets in foreign securities (held directly or listed in the United States on a national securities exchange and in the form of depositary receipts). A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price.

The Fund may invest in exchangeable convertible securities. Exchangeable convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company, in return for reduced participation or a cap on appreciation in the underlying common stock of the issuer, which the holder can realize. In addition, in many cases, exchangeable convertible securities are convertible into the underlying common stock of the issuer automatically at maturity, unlike traditional convertible securities which are convertible only at the option of the security holder.

The Fund may also invest in synthetic convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, synthetic convertible securities are preferred stocks or debt obligations of an issuer which are combined with an equity component whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, synthetic convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer.

The Fund’s convertible securities may include lower rated securities, commonly known as junk bonds.

Foreign Securities. The Fund may invest up to 20% of its net assets in foreign securities. Foreign securities may include common stocks and securities convertible into common stocks (held directly or listed in the United States on a national securities exchange and in the form of depositary receipts), as well as Yankee dollar obligations and sovereign debt.

Fixed-Income Securities. The Fund’s fixed-income securities (including zero coupon securities) are limited to investment grade corporate debt securities, Yankee dollar obligations, sovereign debt, bank obligations, investment grade mortgage-backed securities, including collateralized mortgage obligations, investment grade asset-backed securities and U.S. government securities. The U.S. government securities may include:

■	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
■	Securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.
■	Securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.
■	Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Home Loan Bank.

Fixed-income securities are debt securities such as bonds, notes or commercial paper. The issuer of the debt security borrows money from the investor who buys the security. Most debt securities pay either fixed or adjustable rates of interest at regular intervals until they mature, at which point investors get their principal back. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity.

Yankee dollar obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign issuers such as corporations and banks. Sovereign debt securities are issued or guaranteed by foreign government entities.

One type of mortgage-backed security in which the Fund may invest is a mortgage pass-through security. These securities represent a participation interest in a pool of mortgage loans. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a pass-through of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.

The securitization techniques used to develop mortgage-backed securities are also applied to asset-backed securities. Asset-backed securities represent an interest in a pool of assets, such as automobile and credit card receivables or home equity loans, that have been securitized in pass-through structures similar to mortgage-backed securities. These types of pass-through securities provide for monthly payments that are a pass-through of the monthly interest and principal payments made by the individual borrowers on the pooled receivables.

Collateralized mortgage obligations (CMOs) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively Mortgage Assets). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Fund may invest in any class of a CMO.

The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs). The Fund may also invest in options and futures, commercial mortgage-backed securities (CMBS), forward foreign currency exchange contracts, structured products, stripped mortgage-backed securities, inverse floating obligations (inverse floaters) and swaps.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted

3        Invesco Balanced Fund

investment strategies while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Principal Risks
Common Stocks. A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Fixed-Income Securities. Principal risks of investing in the Fund are also associated with its fixed-income investments. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. While the Fund invests in investment grade securities, certain of these securities have speculative characteristics.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.)

The Fund is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Fund’s fixed-income securities to fall substantially.

Convertible Securities. The Fund’s investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. There are also special risks associated with the Fund’s investments in exchangeable and synthetic convertible securities, including the risk that an issuer will not fulfill its contractual obligations. These securities may be more volatile and less liquid than traditional convertible securities.

Foreign Securities. The Fund’s investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Mortgage-Backed Securities. Mortgage-backed securities in which the Fund may invest have different risk characteristics than traditional debt securities. Although, generally, the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time, as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

The Fund may invest in mortgage pass-through securities that are issued or guaranteed by the U.S. Government. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although it is not legally required to extend credit to the agency or instrumentality. Certain of the U.S. government securities purchased by the Fund are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

To the extent the Fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit

4        Invesco Balanced Fund

histories or with a lower capacity to make timely payments on their mortgages.

Collateralized Mortgage Obligations. The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

Asset-Backed Securities. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Lower Rated Securities (Junk Bonds). The Fund’s investments in securities rated lower than investment grade or, if unrated, of comparable quality as determined by the Adviser (commonly known as junk bonds), pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the market for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. Many junk bonds are issued as Rule 144A securities. Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund’s Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund’s net asset value.

REITs. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Furthermore, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests. U.S. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). U.S. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in options and futures, CMBS, forward foreign currency exchange contracts, structured products, stripped mortgage-backed securities, inverse floaters and swaps.

Additional Investment Strategy Information
Options and Futures. The Fund may invest in futures with respect to stock indices, financial instruments and interest rate indices and may purchase and sell options on instruments such as securities, securities indices, currencies, swaps and stock index futures. Futures and options may be used to facilitate trading, to increase or decrease the Fund’s market exposure or to seek to protect against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased.

CMBS. The Fund may invest in CMBS that are rated investment grade by at least one nationally-recognized statistical rating organization (i.e., Baa or better by Moody’s Investors Service, Inc. or BBB or better by Standard & Poor’s Rating Group). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or balloon is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in lower yield for discount bonds and a higher yield for premium bonds.

Forward Foreign Currency Exchange Contracts. The Fund’s investments also may include forward foreign currency exchange contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. The Fund may use these contracts to hedge against adverse movements in the foreign currencies in which Fund securities are denominated. In addition, the Fund may use these instruments to modify its exposure to various currency markets. The Fund may also enter into cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

5        Invesco Balanced Fund

Structured Products. The Fund may invest a portion of its assets in structured investments, structured notes and other types of similarly structured products consistent with the Fund’s investment objective and policies. Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments or referencing an indicator related to such investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator.

Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Fund will use structured notes consistent with its investment objective and policies.

Stripped Mortgage-Backed Securities. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured in two classes. One class entitles the holder to receive all or most of the interest but little or none of the principal of a pool of Mortgage Assets (the interest-only or IO Class), while the other class entitles the holder to receive all or most of the principal but little or none of the interest (the principal-only or PO class).

Inverse Floaters. The Fund may invest in inverse floaters. An inverse floater has a coupon rate that moves in the direction opposite to that of a designated interest rate index.

Swaps. Swap transactions are contracts in which the Fund agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A specified index may include currencies, interest rates, fixed-income indices, securities indices, total return on interest rate indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed-income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Currency swaps generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Interest rate caps, floors and collars are swaps in which one party pays a single or periodic fixed amount or premium and the other party pays periodic amounts based on the movement of a specified index. The Fund may enter into credit default swap contracts for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest.

The Fund may write (sell) and purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may use swap options for hedging purposes or to manage and mitigate the credit and interest rate risk of the Fund.

Defensive Investing. The Fund may take temporary defensive positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.

Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

Portfolio Turnover. The Fund may engage in active and frequent trading of its portfolio securities. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund’s shareholders.

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

Additional Risk Information
Options and Futures. If the Fund invests in futures on stock indices, financial instruments and interest rate indices or options on securities, securities indices, currencies, swaps and stock index futures, its participation in these markets may subject it to certain risks. The Adviser’s predictions of movements in the direction of the stock, bond, stock index or interest rate markets may be inaccurate, and the adverse consequences to the Fund (i.e., a reduction in the Fund’s net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of futures and options include, for example, the possible imperfect correlation between the price of options and futures contracts and the movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

CMBS. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS market than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (i.e., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Forward Foreign Currency Exchange Contracts. Use of forward foreign currency exchange contracts involves risks. If the Adviser employs a strategy that does not correlate well with the Fund’s investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Fund’s volatility and, thus, could involve a significant risk. For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Fund’s securities are not denominated.

Structured Products. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments or referenced indicator could result in a relatively large loss in the value of a structured product. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments to which it is entitled only from the structured product, and

6        Invesco Balanced Fund

generally does not have direct rights against the issuer. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured vehicles generally pay their share of the investment vehicle’s administrative and other expenses. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Stripped Mortgage-Backed Securities. Investments in each class of stripped mortgage-backed securities are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in stripped mortgage-backed securities and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

Inverse Floaters. Investments in inverse floaters are subject to certain risks. Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Swaps. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make, or, in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps. The Fund’s investments in credit default swap contracts involves additional risks. Where the Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.

The use of swap options involves risks, including, among others (i) changes in the market value of securities held by the Fund, and of swap options relating to those securities, may not be proportionate, (ii) there may not be a liquid market to sell a swap option, which could result in difficulty closing a position, (iii) swap options can magnify the extent of losses incurred due to change in the market value of the securities to which they relate and (iv) counterparty risk.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.520%

Over $500 million	0.495%

The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.10%, Class B shares to 1.85%, Class C shares to 1.85% and Class Y shares to 0.85% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

7        Invesco Balanced Fund

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Thomas B. Bastian, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Bastian was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (2003 to 2010). Mr. Bastian is the lead portfolio manager of the Fund.

■	Mary Jayne Maly, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Maly was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (1992 to 2010).

■	James O. Roeder, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Roeder was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (1999 to 2010).

■	Mark Laskin, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Laskin was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (2000 to 2010).

■	Sergio Marcheli, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (2002 to 2010).

Messrs. Roeder, Laskin and Ms. Maly assist Mr. Bastian in the management of the equity holdings of the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research.]

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

8        Invesco Balanced Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

9        Invesco Balanced Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Balanced Fund
SEC 1940 Act file number: 811-09913

invescoaim.com MS-BAL-PRO-1

Prospectus	February 12, 2010

Class: A (CLFAX), B (CLFBX), C (CLFCX), Y (CLFDX)
Invesco California Tax-Free Income Fund

Invesco California Tax-Free Income Fund’s investment objective is to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	5
The Advisers	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco California Tax-Free Income Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.47%	0.47%	0.47%	0.47%

Distribution and/or Service (12b-1) Fees	0.25	0.24	0.75	None

Other Expenses[1]	0.14	0.14	0.14	0.14

Total Annual Fund Operating Expenses[1]	0.86	0.85	1.36	0.61

Fee Waiver[2]	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85	0.84	1.35	0.60

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.85%, Class B shares to 1.35%, Class C shares to 1.35% and Class Y shares to 0.60% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$558	$734

Class B	586	569

Class C	237	429

Class Y	61	193

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$558	$734

Class B	86	269

Class C	137	429

Class Y	61	193

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities that pay interest exempt from federal and California state income taxes. The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), generally invests the Fund’s assets in investment grade, California municipal obligations. The Fund may also invest in unrated securities, which are judged by the Adviser to be of comparable quality. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments or their respective agencies.

Additionally, the Fund may invest up to 5% of its net assets in municipal obligations rated below investment grade or, if unrated, of comparable quality as determined by the Adviser (commonly known as junk bonds).

The Fund may invest in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Fund may also invest up to 20% of its net assets in taxable money market instruments, tax-exempt securities of other states and municipalities and securities that pay interest income subject to the alternative minimum tax.

In selecting securities for purchase and sale, the Adviser uses its research capabilities to identify and monitor investment opportunities. In conducting its research and analysis, the Adviser considers a number of factors, including general market and economic conditions and credit and interest rate risk. Portfolio securities are typically sold when the assessments of the Adviser of any of these factors materially change.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and yield will fluctuate with changes in the market value and/or yield of the Fund’s portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

1        Invesco California Tax-Free Income Fund

Credit Risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Private activity bonds used to finance projects, such as industrial development and pollution control, may also be negatively impacted by the general credit of the user of the project.

Interest Rate Risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

Lease Obligations. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain non-appropriation clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing non-appropriation clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Private Activity Bonds. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Fund’s value.

Inverse Floating Rate Municipal Obligations. The inverse floating rate municipal obligations in which the Fund may invest include derivative instruments such as residual interest bonds (RIBs) or tender option bonds (TOBs). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund is paid the residual cash flow from the bond held by the special purpose trust.

Alternative Minimum Tax. The Fund may invest up to 20% of its total assets in securities subject to the federal alternative minimum tax.

As with any mutual fund investments, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Thomas Byron	Portfolio Manager	Since Inception

Robert Stryker	Portfolio Manager	Since Inception

Robert Wimmel	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are primarily exempt from regular federal and state income tax for residents of California. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital. The Fund’s investment objective may be

2        Invesco California Tax-Free Income Fund

changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities that pay interest exempt from federal and California state income taxes. The Fund’s policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities the interest on which is exempt from federal income taxes and California state income taxes, except for defensive investing discussed below, is fundamental. This fundamental policy may not be changed without shareholder approval. The Adviser generally invests the Fund’s assets in investment grade, California municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments or their respective agencies. These municipal obligations will have the following ratings at the time of purchase:

■	municipal bonds—within the four highest grades by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Group (S&P), or Fitch Ratings (Fitch);
■	municipal notes—within the two highest grades or, if not rated, have outstanding bonds within the four highest grades by Moody’s, S&P or Fitch; and
■	municipal commercial paper—within the highest grade by Moody’s, S&P or Fitch.

The Fund may also invest in unrated securities, which are judged by the Adviser to have comparable quality to the securities described above. Additionally, the Fund may invest up to 5% of its net assets in municipal obligations rated below investment grade or, if unrated, of comparable quality as determined by the Adviser (commonly known as junk bonds).

The Fund buys and sells California municipal securities with a view towards seeking a high level of current income exempt from federal and California income taxes or other local income taxes. In selecting securities for purchase and sale, the Adviser uses its research capabilities to identify and monitor investment opportunities. In conducting its research and analysis, the Adviser considers a number of factors, including general market and economic conditions and credit and interest rate risk. Portfolio securities are typically sold when the assessments of the Adviser of any of these factors materially change. Measures of interest rate risk evaluated by the Adviser include duration, coupon, maturity and call protection. Measures of credit risk evaluated by the Adviser include individual issuer analysis, sector weightings, geographic distribution and quality spreads.

A California municipal security is a security that pays interest that is exempt from federal income tax and California income taxes or other local income taxes. This may include municipal securities issued by United States territories (such as Puerto Rico) that are exempt from federal income tax and California or other local income taxes.

The Fund may invest in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Fund may invest up to 20% of its net assets in taxable money market instruments, tax-exempt securities of other states and municipalities and securities that pay interest income subject to the alternative minimum tax.

Municipal bonds, notes and commercial paper are commonly classified as either general obligation or revenue. General obligation bonds, notes and commercial paper are secured by the issuer’s faith and credit, including its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to finance a wide variety of municipal projects which may include: educational facilities, electric utility, hospitals/healthcare, industrial development/pollution control, single and multi-family housing, transportation and water and sewer facilities. The Fund’s municipal obligation investments may include zero coupon securities. In addition, the Fund may invest in lease obligations and private activity bonds. Lease obligations may take the form of a lease or an installment purchase contract issued by public authorities to acquire a wide variety of equipment and facilities. Private activity bonds are issued by, or on behalf of, public authorities to finance privately operated facilities.

The Fund may engage in interest rate transactions and may invest in options and futures.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Principal Risks
Credit and Interest Rate Risks. Principal risks of investing in the Fund are associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, like other debt securities are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Private activity bonds used to finance projects, such as industrial development and pollution control, may also be negatively impacted by the general credit of the user of the project. Unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state. The Fund could be affected by political, economic and regulatory developments concerning the issuers of the securities in which the Fund invests. Should any difficulties develop concerning these municipalities’ abilities to pay principal and/or interest on their debt obligations, the Fund’s value and yield could be adversely affected.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

The Fund is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Fund’s portfolio securities to fall substantially. In addition, the Fund may invest in securities with the lowest investment grade rating. These securities may have speculative characteristics.

Lease Obligations. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain non-appropriation clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing non-appropriation clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation

3        Invesco California Tax-Free Income Fund

may experience difficulty in exercising their rights, including disposition of the property.

Private Activity Bonds. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Fund’s value. The Fund’s private activity bond holdings also may pay interest subject to the alternative minimum tax.

Inverse Floating Rate Municipal Obligations. The inverse floating rate municipal obligations in which the Fund may invest include derivative instruments such as residual interest bonds (RIBs) or tender option bonds (TOBs). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund is paid the residual cash flow from the bond held by the special purpose trust.

Inverse floating rate investments are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity.

The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a leveraged inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.

Alternative Minimum Tax. The Fund may invest up to 20% of its total assets in securities subject to the federal alternative minimum tax. Since some investors may have to pay tax on a Fund distribution of this income, the Fund may not be a suitable investment for them.

Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies.

Additional Investment Strategy Information
Interest Rate Transactions. The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

Options and Futures. The Fund may invest in put and call options and futures on its portfolio securities. The Fund may use options and futures to protect against a decline in the Fund’s securities or an increase in prices of securities that may be purchased.

Defensive Investing. The Fund may take temporary defensive positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in taxable money market securities, non-California tax-exempt securities or in tax-exempt securities subject to the alternative minimum tax for individual shareholders when the Adviser believes it is advisable to do so. The Fund will only purchase municipal obligations of other states that satisfy the same standards as set forth for the California tax-exempt securities. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the Fund’s ability to provide California tax-exempt income. When the Fund takes a defensive position, it may not achieve its investment objective.

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Additional Risk Information
Bond Insurance Risk. Many of the municipal obligations in which the Fund invests will be covered by insurance at the time of issuance or at a later date. Such insurance guarantees that interest payments on a bond will be made on time and that principal will be repaid when the bond matures. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded. Insurance does not protect the Fund against losses caused by declines in a bond’s value due to a change in market conditions.

High Yield Securities. The Fund’s investments in high yield securities, commonly known as junk bonds, pose significant risks. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery.

Interest Rate Transactions. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such transactions may involve commissions or other costs.

Options and Futures. If the Fund invests in options and/or futures, its participation in these markets would subject the Fund’s portfolio to certain risks. If the Adviser’s predictions of movements in the direction of the markets are inaccurate, the adverse consequences to the Fund (i.e., a reduction in the Fund’s net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options which are options negotiated with dealers; there is no secondary market for these investments and therefore they may be difficult to value.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

4        Invesco California Tax-Free Income Fund

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.470%

Next $250 million	0.445%

Next $250 million	0.420%

Next $250 million	0.395%

Over $1.25 billion	0.370%

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Thomas Byron, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Byron was associated with Van Kampen Asset Management in an investment management capacity (1981 to 2010).

■	Robert Stryker, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Stryker was associated with Van Kampen Asset Management in an investment management capacity (1994 to 2010).

■	Robert Wimmel, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Wimmel was associated with Van Kampen Asset Management in an investment management capacity (1996 to 2010).]

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 4.75% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective(s) and strategies, that its distributions if any, will consist primarily of income that is exempt from federal and California income taxes to the extent they are derived from California’s municipal obligations.

Dividends
The Fund generally declares dividends from net investment income daily and pays them monthly.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco California Tax-Free Income Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco California Tax-Free Income Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco California Tax-Free Income Fund
SEC 1940 Act file number: 811-09913

invescoaim.com MS-CTFI-PRO-1

Prospectus	February 12, 2010

Class: A (DIVAX), B (DIVBX), C (DIVCX), Y (DIVDX)
Invesco Dividend Growth Securities Fund

Invesco Dividend Growth Securities Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Advisers	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Dividend Growth Securities Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.42%	0.42%	0.42%	0.42%

Distribution and/or Service (12b-1) Fees	0.25	0.24	1.00	None

Other Expenses[1]	0.24	0.24	0.24	0.24

Total Annual Fund Operating Expenses[1]	0.91	0.90	1.66	0.66

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$638	$824

Class B	592	587

Class C	269	523

Class Y	67	211

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$638	$824

Class B	92	287

Class C	169	523

Class Y	67	211

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. The Fund may also use derivative instruments. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy. In selecting securities for purchase and sale, Invesco Advisers, Inc. (the Adviser) initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends. The Adviser also considers other factors, such as a company’s return on invested capital and levels of free cash flow. The Adviser then applies qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

The Fund’s stock investments may include foreign securities held directly or in the form of depositary receipts that are listed in the United States on a national securities exchange.

Up to 20% of the Fund’s assets may be invested in convertible and fixed-income securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps and other related instruments and techniques.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Common Stocks. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Convertible Securities. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of the Fund’s convertible securities investments may be rated below investment grade. Securities rated below investment grade are commonly known as junk bonds and have speculative characteristics.

Foreign Securities. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

1        Invesco Dividend Growth Securities Fund

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Gregory R. Lai	Portfolio Manager	Since Inception

Steven W. Pelensky	Portfolio Manager	Since Inception

Michael A. Petrino	Portfolio Manager	Since Inception

Jordan Floriani	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. The Adviser initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends. The Adviser also considers other factors, such as a company’s return on invested capital and levels of free cash flow. The Adviser then applies qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends and, finally, to determine whether any of the stocks should be added to or sold from the Fund’s portfolio. The Fund may also use derivative instruments. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

The Fund’s stock investments may include foreign securities held directly or in the form of depositary receipts that are listed in the United States on a national securities exchange.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Up to 20% of the Fund’s assets may be invested in convertible and fixed-income securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps and other related instruments and techniques.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

2        Invesco Dividend Growth Securities Fund

Principal Risks
Common Stocks. A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Convertible Securities. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of the Fund’s convertible securities investments may be rated below investment grade. Securities rated below investment grade are commonly known as junk bonds and have speculative characteristics.

Foreign Securities. The Fund’s investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

Depositary receipts involve many of the same risks associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may principally use include:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

Other Risks. The performance of the Fund also will depend on whether or not the portfolio managers are successful in applying the Fund’s investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in fixed-income securities and REITs.

Additional Investment Strategy Information
Fixed-Income Securities. The Fund may invest up to 20% of its assets in U.S. government securities, investment grade corporate debt securities and/or money market securities. The Fund’s fixed-income investments

3        Invesco Dividend Growth Securities Fund

may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity.

REITs. REITs pool investors’ funds for investments primarily in real estate properties or real estate-related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Defensive Investing. The Fund may take temporary “defensive” positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.

Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from an upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objectives.

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce borrowings, if any, in response to fluctuations in the value of such holdings.

Additional Risk Information
Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.) While the credit risk for U.S. government securities in which the Fund may invest is minimal, the Fund’s investment grade corporate debt holdings may have speculative characteristics.

REITs. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Furthermore, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests. U.S. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). U.S. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $250 million	0.545%

Next $750 million	0.420%

Next $1 billion	0.395%

Next $1 billion	0.370%

Next $1 billion	0.345%

Next $1 billion	0.320%

Next $1 billion	0.295%

Next $2 billion	0.270%

Next $2 billion	0.245%

Next $5 billion	0.220%

Over $15 billion	0.195%

The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.95%, Class B shares to 1.70%, Class C shares to 1.70% and Class Y shares to 0.70% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Gregory R. Lai, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Lai was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, he was a Senior Portfolio Manager at Affinity Investment Advisors, LLC. Mr. Lai is the lead portfolio manager of the Fund.

4        Invesco Dividend Growth Securities Fund

■	Stephen W. Pelensky, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Pelensky was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, he was a Senior Portfolio Manager for Alliance Bernstein.

■	Michael A. Petrino, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Petrino was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, he was a Portfolio Manager at Affinity Investment Advisors, LLC.

■	Jordan Floriani, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Floriani was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, she was a Portfolio Manager at Affinity Investment Advisors, LLC.]

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco Dividend Growth Securities Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco Dividend Growth Securities Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Dividend Growth Securities Fund
SEC 1940 Act file number: 811-09913

invescoaim.com MS-DGS-PRO-1

Prospectus	February 12, 2010

Class: A (VADAX), B (VADBX), C (VADCX), R (VADRX), Y (VADDX)
Invesco Equally-Weighted S&P 500 Fund

Invesco Equally-Weighted S&P 500 Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

This prospectus contains important information about the Class A, B, C, R and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	3
The Advisers	3
Adviser Compensation	3
Portfolio Managers	4

Other Information	4
Sales Charges	4
Distributions	4
Dividends	4
Capital Gains Distributions	4

Financial Highlights	5
Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Equally-Weighted S&P 500 Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses[1]	0.34	0.34	0.34	0.34	0.34

Total Annual Fund Operating Expenses[1]	0.71	1.46	1.46	0.96	0.46

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$619	$765

Class B	649	762

Class C	249	462

Class R	98	306

Class Y	47	148

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$619	$765

Class B	149	462

Class C	149	462

Class R	98	306

Class Y	47	148

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500). The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 50% of the S&P 500’s value; however, these same 50 companies represent roughly 10% of the Fund’s value. The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), will adjust the Fund’s investment securities on a quarterly basis to maintain an approximately equal weighting of each S&P 500 stock.

The Fund may, but it is not required to, use derivative instruments. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and swaps and other related instruments and techniques.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

Common Stocks. In general, common stock values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Standard & Poor’s®, S&P®, Standard & Poor’s Equal Weight Index, S&P EWI, S&P 500®, Standard & Poor’s 500 and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P,

1        Invesco Equally-Weighted S&P 500 Fund

and S&P makes no representation regarding the advisability of investing in the Fund.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Hooman Yaghoobi	Portfolio Manager	Since Inception

Teimur Abasov	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Fund invests in a diversified portfolio of common stocks represented in the S&P 500. The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 50% of the S&P 500’s value; however, these same 50 companies represent roughly 10% of the Fund’s value. The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

The Adviser will adjust the Fund’s investment securities on a quarterly basis to maintain an approximately equal weighting of each S&P 500 stock.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund may, but it is not required to, use derivative instruments. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and swaps and other related instruments and techniques.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

Principal Risks
Common Stocks. A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to a company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Unlike many mutual funds, the Fund is not actively managed. The Adviser does not expect the Fund’s performance to track the performance of the S&P 500 because the Fund uses an equally-weighted approach while the S&P 500 uses a market-capitalization approach. In addition, because the Adviser maintains an approximate equal weighting of each S&P 500 stock and may eliminate one or more securities (or elect not to increase the Fund’s position in such securities) in certain circumstances, the Adviser will not consistently maintain an exact equal weighting of each S&P 500 stock.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect

2        Invesco Equally-Weighted S&P 500 Fund

correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may principally use include:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in foreign securities.

Additional Risk Information
Foreign and Emerging Market Securities. The Fund’s investments in the common stocks of foreign corporations (including depositary receipts) involve risks that are in addition to the risks associated with domestic securities. Foreign securities are affected by changes in currency rates. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee

3        Invesco Equally-Weighted S&P 500 Fund

computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $2 billion	0.120%

Over $2 billion	0.100%

The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.75%, Class B shares to 1.50%, Class C shares to 1.50%, Class R shares to 1.00% and Class Y shares to 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Hooman Yaghoobi, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Yaghoobi was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (1995 to 2010).

■	Teimur Abasov, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Abasov was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (2005 to 2010).]

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

4        Invesco Equally-Weighted S&P 500 Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

5        Invesco Equally-Weighted S&P 500 Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Equally-Weighted S&P 500 Fund
SEC 1940 Act file number: 811-09913

invescoaim.com MS-EWSP-PRO-1

Prospectus	February 12, 2010

Class: A (FVFAX), B (FVFBX), C (FVFCX), Y (FVFDX)
Invesco Fundamental Value Fund

Invesco Fundamental Value Fund’s investment objective is to provide total return.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Advisers	5
Adviser Compensation	5
Portfolio Managers	6

Other Information	6
Sales Charges	6
Distributions	6
Dividends	6
Capital Gains Distributions	6

Financial Highlights	7

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Fundamental Value Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.67%	0.67%	0.67%	0.67%

Distribution and/or Service (12b-1) Fees	0.25	0.17	1.00	None

Other Expenses[1]	0.78	0.78	0.78	0.78

Total Annual Fund Operating Expenses[1]	1.70	1.62	2.45	1.45

Fee Waiver[2]	0.05	0.05	0.05	0.05

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65	1.57	2.40	1.40

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.65%, Class B shares to 2.40%, Class C shares to 2.40% and Class Y shares to 1.40% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above:(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$709	$1,047

Class B	660	801

Class C	343	754

Class Y	143	449

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$709	$1,047

Class B	160	501

Class C	243	754

Class Y	143	449

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 65% of its assets in common stocks and other equity securities, which can include depositary receipts, preferred stocks or securities convertible into common or preferred stock. The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), primarily focuses on equity securities of larger capitalization companies (i.e., companies with over $10 billion of market capitalization currently), but the Fund may also invest in small and medium capitalization companies. Up to 15% of the Fund’s net assets may be invested in convertible securities rated below investment grade (commonly referred to as junk bonds). The Fund may also use derivative instruments. These derivative instruments will be counted toward the 65% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may also invest up to 25% of its net assets in foreign securities. This percentage limitation, however, does not apply to foreign securities that are traded in the United States on a national securities exchange. In addition, the Fund may invest in investment grade fixed-income securities. The Fund may also invest up to 15% of its net assets in real estate investment trusts (REITs).

In selecting securities for investment, the Adviser utilizes a bottom-up investment process that seeks to identify companies with potential for improved market valuations. The Adviser analyzes quantitative and fundamental research on each company with a focus on identifying potential catalysts for change, such as new management, an industry development or a regulatory change, that could benefit the company and cause its stock price to rise. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria. The Adviser currently anticipates that the Fund’s portfolio will consist of a relatively small number of holdings.

The remaining 35% of the Fund’s assets may be invested in investment grade non-convertible debt securities, including corporate debt securities and U.S. government securities. The Fund’s fixed-income investments may include zero coupon securities which are purchased at a discount and accrue interest, but make no interest payments until maturity.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may

1        Invesco Fundamental Value Fund

involve the purchase and sale of derivative instruments such as options, futures and swaps and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund include:

Common Stocks and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of the Fund’s convertible investments may be rated below investment grade.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Lower Rated Securities (Junk Bonds). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund’s currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund’s objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund’s securities are not denominated.

REITs. REITs are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, REITs depend on specialized management skills, may not be diversified, may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Investments in REITs may involve duplication of management fees and certain other expenses.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Thomas B. Bastian	Portfolio Manager	Since Inception

Mary Jayne Maly	Portfolio Manager	Since Inception

James O. Roeder	Portfolio Manager	Since Inception

Mark Laskin	Portfolio Manager	Since Inception

Sergio Marcheli	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its

2        Invesco Fundamental Value Fund

related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to provide total return. An investment objective having the goal of total return means selecting securities with the potential to rise in price and pay out income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Fund will normally invest at least 65% of its assets in common stocks and other equity securities, which can include depositary receipts, preferred stocks or securities convertible into common or preferred stock. The Adviser primarily focuses on equity securities of larger capitalization companies (i.e., companies with over $10 billion of market capitalization currently), but the Fund may also invest in small and medium capitalization companies. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 65% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. Up to 15% of the Fund’s net assets may be invested in convertible securities rated below investment grade (commonly referred to as junk bonds). The Fund may also invest up to 25% of its net assets in foreign securities. This percentage limitation, however, does not apply to foreign securities that are traded in the United States on a national securities exchange. The Fund may also invest up to 15% of its net assets in REITs.

In selecting securities for investment, the Adviser utilizes a bottom-up investment process that seeks to identify companies with potential for improved market valuations. The Adviser analyzes quantitative and fundamental research on each company with a focus on identifying potential catalysts for change that could benefit the company and cause its stock price to rise. Examples of catalysts for change can include new management, an industry development or a regulatory change. In assessing the strength of a company, the Adviser generally analyzes value measures, such as price/earnings ratios, cash flow and enterprise value/sales ratios, relative to the company’s return on capital. The Adviser may also consider the company’s ability to pay a dividend, among other factors. The Adviser currently anticipates that the Fund’s portfolio will consist of a relatively small number of holdings (i.e., 35-65 companies). In determining whether to sell a security, the Adviser considers a number of factors, including changes in the issuer’s financial and/or industry position, as well as general economic and market conditions.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The remaining 35% of the Fund’s assets may be invested in investment grade non-convertible debt securities, including corporate debt securities and U.S. government securities. The Fund’s fixed-income investments may include zero coupon securities which are purchased at a discount and accrue interest, but make no interest payments until maturity. The Fund may also invest in exchange-traded index funds (ETFs).

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures and swaps and other related instruments and techniques. The Fund may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading investment while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Principal Risks
Common Stocks and Other Equity Securities. A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of the convertible securities in which the Fund may invest may be rated below investment grade. Securities rated below investment grade are commonly known as junk bonds and have speculative credit risk characteristics.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced. Different types of stocks tend to shift in and out of favor depending on market and economic conditions and the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

Lower Rated Securities (Junk Bonds). Lower rated securities (commonly known as junk bonds) are subject to greater risk of loss of income and principal than higher-rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher-rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for junk

3        Invesco Fundamental Value Fund

bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. Many junk bonds are issued as Rule 144A securities. Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund’s Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund’s net asset value.

Foreign and Emerging Market Securities. The Fund’s investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

REITs. REITs pool investors’ funds for investment primarily in real estate properties or real estate-related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Furthermore, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests. U.S. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). U.S. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may principally use include:

Options. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or

4        Invesco Fundamental Value Fund

futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in stocks of small and medium capitalization companies and ETFs. For more information about these risks, see the “Additional Risk Information” section.

Additional Investment Strategy Information
ETFs. The Fund may invest up to 10% of its net assets in shares of various ETFs that seek to track the performance of various portions or segments of the equity markets. No more than 5% of the Fund’s net assets will be invested in any one ETF.

Defensive Investing. The Fund may take temporary “defensive” positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

Additional Risk Information
Small and Medium Capitalization Companies. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in larger, more established companies. Often, the stocks of these companies, particularly small companies, may be more volatile and less liquid than the stocks of more established companies and may be subject to more abrupt and erratic price movements. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ETFs. Shares of exchange-traded funds have many of the same risks as direct investments in common stocks. Their market value is expected to rise and fall as the value of the underlying index rises and falls. In addition, the market value of their shares may differ from the net asset value of the particular fund. If the Fund invests in shares of ETFs it would, in addition to its own expenses, indirectly bear its ratable share of the ETFs’ expenses (i.e., advisory, administrative or 12b-1 fees). In addition, the Fund would have increased market exposure to those companies held in its portfolio that are also held by the ETF.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee

5        Invesco Fundamental Value Fund

computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.670%

Over $500 million	0.620%

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Thomas B. Bastian, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Bastian was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (2003 to 2010). Mr. Bastian is the lead portfolio manager of the Fund.

■	Mary Jayne Maly, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Maly was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (1992 to 2010).

■	James O. Roeder, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Roeder was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (1999 to 2010).

■	Mark Laskin, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Laskin was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (2000 to 2010).

■	Sergio Marcheli, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (2002 to 2010).

Messrs. Roeder, Laskin and Ms. Maly assist Mr. Bastian in the management of the equity holdings of the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research.]

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

6        Invesco Fundamental Value Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

7        Invesco Fundamental Value Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

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How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

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Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Fundamental Value Fund
SEC 1940 Act file number: 811-09913

invescoaim.com MS-FVAL-PRO-1

Prospectus	February 12, 2010

Class: A (IVABX), B (IVAHX), C (IVAKX), Y (MSIVX)
Invesco Large Cap Relative Value Fund

Invesco Large Cap Relative Value Fund’s investment objective is to seek high total return by investing primarily in equity securities that the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	5
The Advisers	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Large Cap Relative Value Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek high total return by investing primarily in equity securities that the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.49%	0.49%	0.49%	0.49%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses[1]	0.26	0.26	0.26	0.26

Acquired Fund Fees and Expenses[1]	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses[1]	1.01	1.76	1.76	0.76

Fee Waiver[2]	0.05	0.05	0.05	0.05

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.96	1.71	1.71	0.71

1	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.95%, Class B shares to 1.70%, Class C shares to 1.70% and Class Y shares to 0.70% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$643	$844

Class B	674	844

Class C	274	544

Class Y	73	233

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$643	$844

Class B	174	544

Class C	174	544

Class Y	73	233

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities of companies with capitalizations within the range of companies included in the Russell 1000® Value Index. As of December 31, 2009, these market capitalizations ranged between $263 million and $332.7 billion. Equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. Derivative instruments used by the Fund will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

The Adviser seeks to construct a diversified portfolio of equity securities of U.S. and, to a limited extent, foreign issuers that will outperform the market over the long term. The portfolio managers emphasize a bottom-up approach to investing that seeks to identify securities of undervalued issuers. The Adviser looks at the various attributes of a company to determine whether the company is attractively valued in the current marketplace, such as price/earnings ratio, price/book value ratio and price/sales ratio. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including issuers in emerging market or developing countries. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The Fund may also invest up to 15% of its net assets in real estate investment trusts (REITs).

The Fund may write (sell) listed and over-the-counter (OTC) covered call options on its portfolio securities, may purchase and sell stock index futures contracts and may purchase put options on stock indexes and stock index futures. The Fund may use options and futures for portfolio management, to increase or decrease the Fund’s market exposure, to seek higher investment returns, or to seek to protect against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased.

1        Invesco Large Cap Relative Value Fund

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.

Foreign Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries.

REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Value Investing. The Fund emphasizes a value style of investing. The Fund’s investment style presents the risk that the valuations may never improve or that the returns on value securities may be less than the returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Thomas B. Bastian	Portfolio Manager	Since Inception

Mary Jayne Maly	Portfolio Manager	Since Inception

James O. Roeder	Portfolio Manager	Since Inception

Mark J. Laskin	Portfolio Manager	Since Inception

Sergio Marcheli	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek high total return by investing primarily in equity securities that the Adviser believes to be undervalued relative to the stock market in general at the time of purchase. High total return means that the Fund seeks to achieve a high level of capital appreciation and income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Adviser seeks to construct a diversified portfolio of equity securities of U.S. and, to a limited extent, foreign issuers that will outperform the market over the long term. The portfolio managers emphasize a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or

2        Invesco Large Cap Relative Value Fund

operational efficiency. The Adviser looks at the various attributes of a company to determine whether the company is attractively valued in the current marketplace, such as price/earnings ratio, price/book value ratio and price/sales ratio. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities of companies with capitalizations within the range of companies included in the Russell 1000® Value Index. As of December 31, 2009, these market capitalizations ranged between $263 million and $332.7 billion. Derivative instruments used by the Fund will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Fund may invest in equity securities that are publicly-traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured investments. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific obligation underlying the contact at a specified future time and at a specified price. The Fund may use futures contracts to gain or modify exposure to an entire market (i.e., stock index futures) or to control its exposure to changing foreign currency exchange rates.

If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If the Fund writes an option, it sells to another person the right to buy from or sell to the Fund a specific amount of a security or futures contract at an agreed-upon price. The use of options would subject the Fund to certain risks. The Adviser’s predictions of movements in the direction of the securities markets may be inaccurate, and the adverse consequences to the Fund (i.e., a reduction in the Fund’s net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if the options had not been used. Other risks inherent in the use of options include, for example, the possible imperfect correlation between the price of option contracts and movements in the prices of the securities included in the indices underlying the options.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency.

The Fund may enter into swap transactions, which are contracts in which the Fund agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market.

Structured investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount the Fund receives when it sells a structured investment or at maturity of a structured investment is not fixed, but is based on the price of the underlying security or index.

If the Fund utilizes options and/or futures transactions (including investments in stock index futures, or options on stock indexes or stock index futures or writing listed and OTC covered call options), its participation in these markets would subject the Fund to certain risks. If the Adviser’s predictions of movements in the direction of the stock markets are inaccurate, the adverse consequences to the Fund (i.e., a potential reduction in the Fund’s net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. OTC covered call options are negotiated with dealers and there is no secondary market for these investments.

Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s obligations under a forward or futures contract with the value of securities denominated in a particular currency.

The Fund may also invest up to 25% of its total assets in securities of foreign issuers, including issuers in emerging market and developing countries. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The Fund may also invest up to 15% of its net assets in REITs.

In pursuing the Fund’s investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The success or failure of such decisions will affect the Fund’s performance. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Principal Risks
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Fund’s market sector, undervalued equity securities of large-capitalization companies, may underperform relative to other sectors or the overall market.

Foreign Securities Risk. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Fund’s investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

REITs. REITs pool investors’ funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Fund invests in REITs. The performance of any Fund REIT

3        Invesco Large Cap Relative Value Fund

holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company.

Risks of Derivatives. The primary risks of derivatives are: (i) changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Fund to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Fund may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Fund may invest in certain derivatives that require the Fund to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Fund to lose flexibility in managing its investments properly, responding to shareholder redemption requests or meeting other obligations. If the Fund is in that position, it could be forced to sell other securities that it wanted to retain.

Value Investing. The Fund emphasizes a value style of investing. The Fund’s investment style presents the risk that the valuations may never improve or that the returns on value securities may be less than the returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Additional Strategies and Risk Factors
Price Volatility. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Fund.

Foreign Investing. To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Emerging Market Risks. The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency. The investments of the Fund generally will be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. The portfolio managers may use derivatives to reduce this risk or may choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Exchange-Traded Funds. The Fund may invest up to 10% of its net assets in shares of various exchange-traded funds (ETFs). No more than 5% of the Fund’s net assets will be invested in any one ETF. ETFs seek to track the performance of various portions or segments of the equity markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls. The market value of their shares may differ from the net asset value of the particular underlying securities. As a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

When the Adviser believes that changes in economic, financial or political conditions warrant, the Fund may invest without limit in certain short- and medium term fixed income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (i.e., over 100% per year) will cause the Fund to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Fund may engage in frequent trading of securities to achieve their investment objectives.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

4        Invesco Large Cap Relative Value Fund

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $150 million	0.500%

Next $100 million	0.450%

Next $100 million	0.400%

Over $350 million	0.350%

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Thomas B. Bastian, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Bastian was associated with Morgan Stanley Investment Management in an investment management capacity (2003 to 2010). Mr. Bastian is the lead portfolio manager of the Fund.

■	Mary Jayne Maly, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Maly was associated with Morgan Stanley Investment Management in an investment management capacity (1992 to 2010).

■	James O. Roeder, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Roeder was associated with Morgan Stanley Investment Management in an investment management capacity (1999 to 2010).

■	Mark J. Laskin, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Laskin was associated with Morgan Stanley Investment Management in an investment management capacity (2000 to 2010).

■	Sergio Marcheli, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Morgan Stanley Investment Management in an investment management capacity (1995 to 2010). Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research.]

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco Large Cap Relative Value Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco Large Cap Relative Value Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’ s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Large Cap Relative Value Fund
SEC 1940 Act file number: 811-09913

invescoaim.com MS-LCRV-PRO-1

Prospectus	February 12, 2010

Class: A (NYFAX), B (NYFBX), C (NYFCX), Y (NYFDX)
Invesco New York Tax-Free Income Fund

Invesco New York Tax-Free Income Fund’s investment objective is to provide a high level of current income exempt from federal, New York state and New York city income tax or other local income taxes, consistent with the preservation of capital.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Advisers	4
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco New York Tax-Free Income Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide a high level of current income exempt from federal, New York state and New York city income tax or other local income taxes, consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.47%	0.47%	0.47%	0.47%

Distribution and/or Service (12b-1) Fees	0.25	0.24	0.75	None

Other Expenses[1]	0.37	0.37	0.37	0.37

Total Annual Fund Operating Expenses[1]	1.09	1.08	1.59	0.84

Fee Waiver[2]	0.19	0.19	0.19	0.19

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90	0.89	1.40	0.65

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.90%, Class B shares to 1.40%, Class C shares to 1.40% and Class Y shares to 0.65% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$562	$768

Class B	591	605

Class C	243	464

Class Y	66	229

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$562	$768

Class B	91	305

Class C	143	464

Class Y	66	229

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities that pay interest exempt from federal, New York state and New York city income tax or other local income taxes. The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), generally invests the Fund’s assets in investment grade, New York municipal obligations. The Fund may also invest in unrated securities, which are judged by the Adviser to be of comparable quality. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments or their respective agencies.

Additionally, the Fund may invest up to 5% of its net assets in municipal obligations rated below investment grade or, if unrated, of comparable quality as determined by the Adviser (commonly known as junk bonds).

The Fund may invest in inverse floating rate municipal obligations. The Fund may also invest up to 20% of its net assets in taxable money market instruments, tax-exempt securities of other states and municipalities and securities that pay interest income subject to the alternative minimum tax. The Fund may engage in interest rate transactions and may invest in options and futures.

In selecting securities for purchase and sale, the Adviser uses its research capabilities to identify and monitor investment opportunities. In conducting its research and analysis, the Adviser considers a number of factors, including general market and economic conditions and credit and interest rate risk. Portfolio securities are typically sold when the assessments of the Adviser of any of these factors materially change.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and yield will fluctuate with changes in the market value and/or yield of the Fund’s portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Credit Risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the

1        Invesco New York Tax-Free Income Fund

user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Private activity bonds used to finance projects, such as industrial development and pollution control, may also be negatively impacted by the general credit of the user of the project.

Interest Rate Risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

Lease Obligations. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain non-appropriation clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing non-appropriation clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Private Activity Bonds. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Fund’s value.

Inverse Floating Rate Municipal Obligations. The inverse floating rate municipal obligations in which the Fund may invest include derivative instruments such as residual interest bonds (RIBs) or tender option bonds (TOBs). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund is paid the residual cash flow from the bond held by the special purpose trust.

Alternative Minimum Tax. The Fund may invest up to 20% of its total assets in securities subject to the federal alternative minimum tax.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Mark Paris	Portfolio Manager	Since Inception

Robert Stryker	Portfolio Manager	Since Inception

Julius Williams	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are primarily exempt from regular federal, and state income taxes for residents of New York. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to provide a high level of current income exempt from federal, New York state and New York city income tax or other local income taxes, consistent with the preservation of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

2        Invesco New York Tax-Free Income Fund

Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities that pay interest exempt from federal, New York state and New York city income tax or other local income taxes. The Fund’s policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities the interest on which is exempt from federal income taxes and New York state income taxes, except for defensive investing discussed below, is fundamental. This fundamental policy may not be changed without shareholder approval.

The Adviser generally invests the Fund’s assets in investment grade, New York municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments or their respective agencies. These municipal obligations will have the following ratings at the time of purchase:

■	municipal bonds—within the four highest grades by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Group (S&P), or Fitch Ratings (Fitch);
■	municipal notes—within the two highest grades or, if not rated, have outstanding bonds within the four highest grades by Moody’s, S&P or Fitch; and
■	municipal commercial paper—within the highest grade by Moody’s, S&P or Fitch.

The Fund may also invest in unrated securities which are judged by the Adviser to have comparable quality to the securities described above. Additionally, the Fund may invest up to 5% of its net assets in municipal obligations rated below investment grade or, if unrated, of comparable quality as determined by the Adviser (commonly known as junk bonds).

The Fund buys and sells New York municipal securities with a view towards seeking a high level of current income exempt from federal and New York state and New York city income taxes or other local income taxes. In selecting securities for purchase and sale, the Adviser uses its research capabilities to identify and monitor investment opportunities. In conducting its research and analysis, the Adviser considers a number of factors, including general market and economic conditions and credit and interest rate risk. Portfolio securities are typically sold when the assessments of the Adviser of any of these factors materially change. Measures of interest rate risk evaluated by the Adviser include duration, coupon, maturity and call protection. Measures of credit risk evaluated by the Adviser include individual issuer analysis, sector weightings, geographic distribution and quality spreads.

A New York municipal security is a security that pays interest that is exempt from federal income tax and New York state and New York city income taxes or other local income taxes. This may include municipal securities issued by United States territories (such as Puerto Rico) that are exempt from federal income tax and New York state and New York city or other local income taxes.

The Fund may invest in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Fund may invest up to 20% of its net assets in taxable money market instruments, tax-exempt securities of other states and municipalities and securities that pay interest income subject to the alternative minimum tax. Since some investors may have to pay tax on a Fund distribution of this income, the Fund may not be a suitable investment for them.

Municipal bonds, notes and commercial paper are commonly classified as either general obligation or revenue. General obligation bonds, notes and commercial paper are secured by the issuer’s faith and credit, including its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to finance a wide variety of municipal projects which may include: educational facilities, electric utility, hospitals/healthcare, industrial development/pollution control, single and multi-family housing, transportation and water and sewer facilities. The Fund’s municipal obligation investments may include zero coupon securities, which are purchased at a discount and accrue interest, but make no interest payments until maturity. In addition, the Fund may invest in lease obligations and private activity bonds. Lease obligations may take the form of a lease or an installment purchase contract issued by public authorities to acquire a wide variety of equipment and facilities. Private activity bonds are issued by, or on behalf of, public authorities to finance privately operated facilities.

The Fund may engage in interest rate transactions and may invest in options and futures.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Principal Risks
Credit and Interest Rate Risks. Principal risks of investing in the Fund are associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Private activity bonds used to finance projects, such as industrial development and pollution control, may also be negatively impacted by the general credit of the user of the project. Unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state. The Fund could be affected by political, economic and regulatory developments concerning the issuers of the securities in which the Fund invests. Should any difficulties develop concerning these municipalities’ abilities to pay principal and/or interest on their debt obligations, the Fund’s value and yield could be adversely affected.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

The Fund is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Fund’s portfolio securities to fall substantially. In addition, the Fund may invest in securities with the lowest investment grade rating. These securities may have speculative characteristics.

Lease Obligations. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain non-appropriation clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing non-appropriation clauses are dependent on future legislative actions. If

3        Invesco New York Tax-Free Income Fund

these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Private Activity Bonds. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Fund’s value. The Fund’s private activity bond holdings also may pay interest subject to the alternative minimum tax.

Inverse Floating Rate Municipal Obligations. The inverse floating rate municipal obligations in which the Fund may invest include derivative instruments such as residual interest bonds (RIBs) or tender option bonds (TOBs). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund is paid the residual cash flow from the bond held by the special purpose trust.

Inverse floating rate investments are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity.

The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a leveraged inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.

Alternative Minimum Tax. The Fund may invest up to 20% of its total assets in securities subject to the federal alternative minimum tax.

Additional Investment Strategy Information
Interest Rate Transactions. The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

Options and Futures. The Fund may invest in put and call options and futures on its portfolio securities. The Fund may use options and futures to protect against a decline in the Fund’s securities or an increase in prices of securities that may be purchased.

Defensive Investing. The Fund may take temporary defensive positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in taxable money market securities, non-New York tax-exempt securities or in tax-exempt securities subject to the alternative minimum tax for individual shareholders when the Adviser believes it is advisable to do so. The Fund will only purchase municipal obligations of other states that satisfy the same standards as set forth for the New York tax-exempt securities. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the Fund’s ability to provide New York tax-exempt income. When the Fund takes a defensive position, it may not achieve its investment objective.

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Additional Risk Information
Bond Insurance Risk. Many of the municipal obligations in which the Fund invests will be covered by insurance at the time of issuance or at a later date. Such insurance guarantees that interest payments on a bond will be made on time and that principal will be repaid when the bond matures. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded. Insurance does not protect the Fund against losses caused by declines in a bond’s value due to a change in market conditions.

High Yield Securities. The Fund’s investments in high yield securities, commonly known as junk bonds, pose significant risks. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery.

Interest Rate Transactions. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such transactions may involve commissions or other costs.

Options and Futures. If the Fund invests in options and/or futures, its participation in these markets would subject the Fund’s portfolio to certain risks. If the Adviser’s predictions of movements in the direction of the markets are inaccurate, the adverse consequences to the Fund (i.e., a reduction in the Fund’s net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options which are options negotiated with dealers; there is no secondary market for these investments and therefore they may be difficult to value.

Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of

4        Invesco New York Tax-Free Income Fund

the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.470%

Over $500 million	0.445%

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Mark Paris, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Paris was associated with Van Kampen Asset Management in an investment management capacity ( 2002 to 2010).

■	Robert Stryker, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Stryker was associated with Van Kampen Asset Management in an investment management capacity.

■	Julius Williams, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Williams was associated with Van Kampen Asset Management (2000 to 2010).]

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 4.75% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective(s) and strategies, that its distributions if any, will consist primarily of income that is exempt from federal, New York state, and New York city income taxes to the extent they are derived from New York’s municipal obligations.

Dividends
The Fund generally declares dividends from net investment income daily and pays them monthly.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco New York Tax-Free Income Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco New York Tax-Free Income Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco New York Tax-Free Income Fund
SEC 1940 Act file number: 811-09913

invescoaim.com MS-NYTFI-PRO-1

Prospectus	February 12, 2010

Class: A (SPIAX), B (SPIBX), C (SPICX), Y (SPIDX)
Invesco S&P 500 Index Fund

Invesco S&P 500 Index Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Advisers	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	4
Sales Charges	4
Distributions	4
Dividends	4
Capital Gains Distributions	4

Financial Highlights	5

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco S&P 500 Index Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.12%	0.12%	0.12%	0.12%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses[1]	0.33	0.33	0.33	0.33

Total Annual Fund Operating Expenses[1]	0.70	1.45	1.45	0.45

Fee Waiver[2]	0.05	0.05	0.05	0.05

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65	1.40	1.40	0.40

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.65%, Class B shares to 1.40%, Class C shares to 1.40% and Class Y shares to 0.40% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above:(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$613	$752

Class B	643	749

Class C	243	449

Class Y	41	134

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$613	$752

Class B	143	449

Class C	143	449

Class Y	41	134

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies included in the S&P 500 Index. Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, passively manages the Fund’s assets by investing in stocks in approximately the same proportion as they are represented in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). For example, if the common stock of a specific company represents five percent of the S&P 500 Index, the Adviser typically will invest the same percentage of the Fund’s assets in that stock.

The Adviser seeks a correlation between the performance of the Fund, before expenses, and that of the S&P 500 Index of 95% or better. A figure of 100% would indicate perfect correlation. In addition, the Fund may invest in futures, swaps and Standard & Poor’s Depositary Receipts (SPDRs). The Fund’s use of derivatives will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Fund may also make temporary investments in money market instruments to manage cash flows into and out of the Fund.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Equity Risk. A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Index Risk. The Fund is operated as a passively managed index fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund’s portfolio. The Fund will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the stocks that

1        Invesco S&P 500 Index Fund

comprise the S&P 500 Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares.

The Fund’s ability to correlate its performance, before expenses, with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated and the timing of purchases and sales, and also depends to some extent on the size of the Fund’s portfolio, the size of cash flows into and out of the Fund and differences between how and when the Fund and the Index are valued.

An investment in the Fund is not a deposit in a bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Hooman Yaghoobi	Portfolio Manager	Since Inception

Teimur Abasov	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies included in the S&P 500 Index. The Adviser passively manages the Fund’s assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500 Index. For example, if the common stock of a specific company represents five percent of the S&P 500 Index, the Adviser typically will invest the same percentage of the Fund’s assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The Fund may invest in foreign companies, including those that are in emerging market countries, that are included in the S&P 500 Index.

The Adviser seeks a correlation between the performance of the Fund, before expenses, and that of the S&P 500 Index of 95% or better. A figure of 100% would indicate perfect correlation.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends.

In addition, the Fund may invest in futures, swaps and SPDRs. The Fund’s use of derivatives will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Fund may also make temporary investments in money market instruments to manage cash flows into and out of the Fund.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

Principal Risks
A principal risk of investing in the Fund is associated with its common stock and other equity security investments. In general, stock and other equity security values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These prices can fluctuate widely in response to these factors.

2        Invesco S&P 500 Index Fund

Another risk of investing in the Fund arises from its operation as a passively managed index fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund ’s portfolio. The Fund will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares.

The performance of the S&P 500 Index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs which will be borne by the Fund (i.e., advisory fee, transfer agency and accounting costs).

The Fund’s ability to correlate its performance, before expenses, with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated and the timing of purchases and sales. The Fund’s ability to correlate its performance to the Index also depends to some extent on the size of the Fund’s portfolio, the size of cash flows into and out of the Fund and differences between how and when the Fund and the Index are valued. The Adviser regularly monitors the correlation and, in the event the desired correlation is not achieved, the Adviser will determine what additional investment changes may need to be made.

The performance of the Fund also will depend on whether or not the Adviser is successful in pursuing the Fund’s investment strategies, including the Adviser’s ability to manage cash flows (primarily from purchases and sales, and distributions from the Fund’s investments).

Additional Investment Strategy Information
Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty.

SPDRs. The Fund may invest in securities referred to as SPDRs (known as spiders) that are designed to track the S&P 500 Index. SPDRs represent an ownership interest in the SPDR Trust, which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs trade on the NYSE Amex like shares of common stock.

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

Additional Risk Information
Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The risks associated with the derivative instruments and techniques that the Fund may principally use include:

Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Swaps. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

Foreign Securities. The Fund’s investments in the common stocks of foreign corporations (including American Depositary Receipts) involve risks in addition to the risks associated with domestic securities. Foreign securities are affected by changes in currency rates. Foreign securities also have risks related to political and economic developments abroad. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.

The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

SPDRs. SPDRs, which the Fund may hold, have many of the same risks as direct investments in common stocks. The market value of SPDRs is expected to rise and fall as the S&P 500 Index rises and falls. If the Fund invests in SPDRs, it would, in addition to its own expenses, indirectly bear its ratable share of the SPDR’s expenses.

3        Invesco S&P 500 Index Fund

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $2 billion	0.120%

Over $2 billion	0.100%

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Hooman Yaghoobi, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Yaghoobi was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (1995 to 2010).

■	Teimur Abasov, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Abasov was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (2005 to 2010).]

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

4        Invesco S&P 500 Index Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

5        Invesco S&P 500 Index Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco S&P 500 Index Fund
SEC 1940 Act file number: 811-09913

invescoaim.com MS-SPI-PRO-1

Prospectus	February 12, 2010

Class: A (VAFAX), B (VAFBX), C (VAFCX), Y (VAFIX)
Invesco Van Kampen American Franchise Fund

Invesco Van Kampen American Franchise Fund’s investment objective is to seek long-term capital appreciation.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Advisers	4
Adviser Compensation	4
Portfolio Managers	5

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen American Franchise Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.70%	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses[1]	0.46	0.46	0.46	0.46

Total Annual Fund Operating Expenses[1]	1.41	2.16	2.16	1.16

Fee Waiver[2]	0.06	0.06	0.06	0.06

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35	2.10	2.10	1.10

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.35%, Class B shares to 2.10%, Class C shares to 2.10% and Class Y shares to 1.10% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above:(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$680	$960

Class B	713	964

Class C	313	664

Class Y	112	356

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$680	$960

Class B	213	664

Class C	213	664

Class Y	112	356

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in equity securities of U.S. issuers that, in its judgment, have, among other things, resilient business franchises and growth potential. Equity securities in which the Fund invests are common stock, preferred stock, convertible securities, warrants or rights to purchase equity securities and depositary receipts.

The Adviser uses a bottom-up investment approach that emphasizes security selection on an individual company basis. The Fund invests in securities of issuers that the Adviser believes have, among other things, resilient business franchises, strong cash flows, modest capital requirements, capable management and growth potential. Securities are selected with a strong bias towards quality and valuation. The franchise focus of the Fund is based on the Adviser’s belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses, or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies have the potential to deliver above-average long-term capital appreciation. The Adviser generally considers selling a portfolio security when it determines that the security no longer satisfies its investment criteria or that replacing the security with another investment should improve the Fund’s valuation and/or quality.

The Fund may use derivative transactions for various portfolio management purposes and to mitigate risks. Derivative transactions may involve the purchase and sale of options, futures contracts, options on futures contracts and currency-related transactions involving options, futures contracts, forward contracts and swaps. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depositary institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

1        Invesco Van Kampen American Franchise Fund

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Foreign Risks. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Non-Diversification Risks. The Fund is non-diversified and invests a greater portion of its assets in a more limited number of issuers than a diversified fund and, as a result, is subject to a greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Funds’ shares.

Risks of Using Derivative Instruments. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transaction may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date

Robert Lloyd	Portfolio Manager	Since Inception

Ryan Amerman	Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of U.S. issuers that, in its judgment, have, among other things, resilient business franchises and growth potential. Equity securities in which the Fund invests are common stock, preferred stock, convertible securities, warrants or rights to purchase equity securities and depositary receipts.

The Adviser uses a bottom-up investment approach that emphasizes security selection on an individual company basis. The Fund invests in securities of issuers that the Adviser believes have, among other things, resilient business franchises, strong cash flows, modest capital requirements, capable management and growth potential. Securities are selected with a strong bias towards quality and valuation. The franchise focus of the Fund is based on the portfolio management team’s belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses, or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies have the potential to deliver above-average long-term capital appreciation. Such intangible assets underlying strong business franchises are subject to risks which could include, among other things, that a company could lose its intangible assets, that the intangible asset may be overvalued, that new technology may make the intangible asset obsolete or less valuable and that the value of the intangible asset may be subject to changes in federal or other regulations. A company that has franchise operations may also engage in other lines of business. The Adviser generally considers selling a portfolio security when it determines that the security no longer satisfies its investment criteria or that replacing the security with another investment should improve the Fund’s valuation and/or quality.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone

2        Invesco Van Kampen American Franchise Fund

or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. The Fund’s policy may be changed by the Board, but no change is anticipated. If the Fund’s policy changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

The Fund invests primarily in common stocks and also may invest in other equity securities as described herein.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

Small, Medium and Large-Sized Companies. The Fund may invest in companies of any size. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in smaller or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 20% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the portfolio management team’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary

3        Invesco Van Kampen American Franchise Fund

uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Investors should consider carefully the risks of foreign investments before investing in the Fund.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. Derivatives transactions may involve the purchase and sale of derivative instruments such as options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, most commonly equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the portfolio managers seek to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Fund is contained in the Fund’s SAI.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs) which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments, obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, prime commercial paper, repurchase agreements and bank obligations, bankers’ acceptances and certificates of deposit (including Eurodollar certificates of deposit). Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.700%

Next $500 million	0.650%

Over $1 billion	0.600%

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

4        Invesco Van Kampen American Franchise Fund

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Robert Lloyd, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2000. Mr. Lloyd is the lead portfolio manager of the Fund.

■	Ryan Amerman, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1996.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco Van Kampen American Franchise Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco Van Kampen American Franchise Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen American Franchise Fund
SEC 1940 Act file number: 811-09913

invescoaim.com VK-AMFR-PRO-1

Prospectus	February 12, 2010

Class: A (ACEAX), B (ACEBX), C (ACECX), R (ACERX), Y (ACEIX)
Invesco Van Kampen Core Equity Fund

Invesco Van Kampen Core Equity Fund’s investment objective is to seek capital growth and income.

This prospectus contains important information about the Class A, B, C, R and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	5
The Advisers	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen Core Equity Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek capital growth and income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses[1]	1.40	1.40	1.40	1.40	1.40

Total Annual Fund Operating Expenses[1]	2.30	3.05	3.05	2.55	2.05

Fee Waiver[2]	1.10	1.10	1.10	1.10	1.10

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20	1.95	1.95	1.45	0.95

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.20%, Class B shares to 1.95%, Class C shares to 1.95%, Class R shares to 1.45% and Class Y shares to 0.95% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$666	$1,023

Class B	698	1,029

Class C	298	729

Class R	148	577

Class Y	97	423

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$666	$1,023

Class B	198	729

Class C	198	729

Class R	148	577

Class Y	97	423

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks and other equity securities of large capitalization companies that the Adviser believes are undervalued and have strong earnings momentum and relative strength. Under current market conditions, the Adviser generally defines large capitalization companies by reference to the companies with capitalizations within or above those companies represented in the Standard & Poors® Composite Stock Price Index (S&P 500), which as of December 31, 2009, was comprised of companies with capitalizations between $1.06 billion and $323.72 billion. In selecting securities for investment, the Adviser employs a disciplined approach to equity investing based on quantitative and fundamental research. The Adviser employs a model that ranks stocks based on factors such as valuation, earnings momentum and relative strength. It then conducts further fundamental analysis on the most attractive quartile of stocks in each economic sector of the benchmark. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change.

The Fund may invest up to 25% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in real estate investment trusts (REITs). The Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not

1        Invesco Van Kampen Core Equity Fund

insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Gregory R. Lai	Portfolio Manager	Since Inception

Stephen W. Pelensky	Portfolio Manager	Since Inception

Michael A. Petrino	Portfolio Manager	Since Inception

Jordan Floriani	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek capital growth and income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks and other equity securities of large capitalization companies that the Adviser believes are undervalued and have strong earnings momentum and relative strength. Under current market conditions, the Adviser generally defines large capitalization companies by reference to the companies with capitalizations within or above those companies represented in the S&P 500, which as of December 31, 2009, was comprised of companies with capitalizations between $1.06 billion and $323.72 billion. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund’s policy in the foregoing sentence may be changed by the Board, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.

In selecting securities for investment, the Adviser employs a disciplined approach to equity investing based on quantitative and fundamental research. The Adviser employs a model that ranks stocks based on factors such as valuation, earnings momentum and relative strength. It then conducts further fundamental analysis on the most attractive quartile of stocks in each economic sector of the benchmark. Portfolio securities

2        Invesco Van Kampen Core Equity Fund

are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change.

The Fund emphasizes a core style of investing, which means that it may purchase and hold equity securities that may have growth and/or value characteristics. A growth style of investing emphasizes companies with above-average growth and financial strength, often characterized with lower dividend yields, above-average prices in relation to earnings or book value measures and higher volatility than other styles of investing or the overall stock markets. A value style of investing emphasizes undervalued companies with characteristics for improved valuations, such style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets. The returns on growth or value securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. The ability of the Fund’s portfolio holdings to generate income is dependent on the earnings and the continuing declaration of dividends by the issuers of such securities. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

The Fund invests primarily in common stocks and also may invest in other equity securities as described herein.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

REITs. The Fund may invest up to 10% of its total assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.

Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

3        Invesco Van Kampen Core Equity Fund

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivative transactions may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, most commonly equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative transactions and may have additional risks as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the option writer) the underlying security at a specified fixed price (the exercise price) prior to a specified date (the expiration date). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivative transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Fund may invest in shares of various exchange-traded funds (ETFs). Shares of ETFs have many of the same risks as direct investments in common stock or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. As a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses, including investment advisory and administration fees.

Further information about these types of investments and other investment practices that may be used by the Fund is contained in the Fund’s SAI.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital growth has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. Under normal market conditions, the potential for capital growth and income on these securities will tend to be lower than the potential for capital growth and income on other

4        Invesco Van Kampen Core Equity Fund

securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $1 billion	0.650%

Next $1.5 billion	0.600%

Over $2.5 billion	0.550%

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Gregory R. Lai, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Lai was associated with Van Kampen Asset Management (May 2007 to 2010). Prior to May 2007, he was a Senior Portfolio Manager at Affinity Investment Advisors, LLC. Mr. Lai is the lead portfolio manager of the Fund.

■	Stephen W. Pelensky, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Pelensky was associated with Van Kampen Asset Management (May 2007 to 2010). Prior to May 2007, he was a Senior Portfolio Manager for Alliance Bernstein.

■	Michael A. Petrino, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Petrino was associated with Van Kampen Asset Management (May 2007 to 2010). Prior to May 2007, he was a Portfolio Manager at Affinity Investment Advisors, LLC.

■	Jordan Floriani, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Floriani was associated with Van Kampen Asset Management (May 2007 to 2010). Prior to May 2007, she was a Portfolio Manager at Affinity Investment Advisors, LLC.]

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco Van Kampen Core Equity Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco Van Kampen Core Equity Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen Core Equity Fund
SEC 1940 Act file number: 811-09913

invescoaim.com VK-CEQ-PRO-1

Prospectus	February 12, 2010

Class: A (ACEIX), B (ACEQX), C (ACERX), R (ACESX), Y (ACETX)
Invesco Van Kampen Equity and Income Fund

Invesco Van Kampen Equity and Income Fund’s investment objective is to seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.

This prospectus contains important information about the Class A, B, C, R and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objectives, Strategies, Risks and Portfolio Holdings	3

Fund Management	6
The Advisers	6
Adviser Compensation	6
Portfolio Managers	7

Other Information	7
Sales Charges	7
Distributions	7
Dividends	7
Capital Gains Distributions	7

Financial Highlights	8

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen Equity and Income Fund

Fund Summary

Investment Objectives
The Fund’s investment objective is to seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses[1]	0.26	0.26	0.26	0.26	0.26

Total Annual Fund Operating Expenses[1]	0.86	1.61	1.61	1.11	0.61

Fee Waiver[2]	0.04	0.04	0.04	0.04	0.04

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82	1.57	1.57	1.07	0.57

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.82%, Class B shares to 1.57%, Class C shares to 1.57%, Class R shares to 1.07% and Class Y shares to 0.57% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$629	$802

Class B	660	800

Class C	260	500

Class R	109	187

Class Y	58	345

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$629	$802

Class B	160	500

Class C	160	500

Class R	109	187

Class Y	58	345

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity securities (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Adviser believes offer the potential for income with safety of principal and long-term growth of capital. Portfolio securities are typically sold when the assessments of the Adviser of the income or growth potential of such securities materially change.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 15% of its total assets in real estate investment trusts (REITs). The Fund may purchase and sell options, futures contracts and options on futures contracts, structured notes and other types of structured investments and swaps, which are derivative instruments, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single

1        Invesco Van Kampen Equity and Income Fund

issuer, industry, sector of the economy or the market as a whole. The securities of small- and medium-sized companies are subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Income Risk. The ability of the Fund’s equity securities to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest income on debt securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term. If dividends are reduced or discontinued or interest rates drop, distributions to shareholders from the Fund may drop as well.

Call Risk. If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders and termination of any conversion option on convertible securities.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Because the Fund generally invests only in investment grade-quality debt securities, it is subject to a lower level of credit risk than a fund investing in lower-quality securities.

Foreign Risks. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. The Fund may also invest in issuers in developing or emerging market countries, which are subject to greater risks than investments in securities of issuers in developed countries.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. In addition, REITs depend upon specialized management skills, may less diversified, may have lower trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.

Value Investing. The Fund emphasizes a value style of investing. The Fund’s investment style presents the risk that the valuations may never improve or that the returns on value securities may be less than the returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Thomas B. Bastian	Portfolio Manager	Since Inception

Mary Jayne Maly	Portfolio Manager	Since Inception

James O. Roeder	Portfolio Manager	Since Inception

Mark J. Laskin	Portfolio Manager	Since Inception

Sergio Marcheli	Portfolio Manager	Since Inception]

Cynthia Brien	Portfolio Manager	Since Inception

Chuck Burge	Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP,

SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

2        Invesco Van Kampen Equity and Income Fund

Investment Objectives, Strategies, Risks and Portfolio Holdings

Investment Objectives
The Fund’s investment objective is to seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
The Fund invests primarily in securities which provide the highest possible income as is consistent with safety of principal. To the extent possible, considering its primary investment objective, the Fund seeks long-term growth of capital as an important secondary objective.

The Fund, under normal conditions, invests at least 65% of its total assets in income-producing equity investments. Income-producing equity investments are dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash).

The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or rated BBB or higher by Standard & Poor’s (S&P) or in unrated securities considered by the Adviser to be of comparable quality. It is also the operating policy of the Fund to invest not more than 10% of its total assets in debt securities rated Baa by Moody’s or BBB by S&P or in unrated securities considered by the Adviser to be of comparable quality. These operating policies do not apply to convertible securities which are selected primarily on the basis of their equity characteristics. Ratings at the time of purchase determine which securities may be acquired, and a subsequent reduction in ratings does not require the Fund to dispose of a security. Securities rated Baa by Moody’s or BBB by S&P are considered by the rating agencies to be medium grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. Debt securities with longer maturities generally tend to produce higher yields and are subject to greater market price fluctuations as a result of changes in interest rates than debt securities with shorter maturities.

In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Fund emphasizes a value style of investing and seeks income-producing securities which have attractive growth potential on an individual company basis. The Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund’s style presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market. The Fund may, however, invest in securities which do not pay dividends or interest. The Fund may invest in securities that have above average volatility of price movement including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Fund will vary based upon the Fund’s investment performance. In an effort to reduce the portfolio’s overall exposure to any individual security price decline, the Fund spreads its investments over many different companies in a variety of industries.

The Fund may invest to a larger degree in larger size companies, although the Fund is not required to do so exclusively and may invest in companies of any size including securities of small- and medium-sized companies. The securities of small- and medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Thus, to the extent the Fund invests in small- and medium-sized companies, it will be subject to greater risk than that assumed through investment in the securities of larger-sized companies.

The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances affecting the desirability of a given investment.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. The Fund’s policy in the foregoing sentence may be changed by the Board, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

The Fund invests primarily in income-producing equity securities as described herein, and the Fund also may invest in investment grade quality debt securities.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the

3        Invesco Van Kampen Equity and Income Fund

underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. The Fund may purchase convertible securities rated below investment grade (i.e., Ba or lower by Moody’s or BB or lower by S&P). Securities rated below investment grade are commonly known as junk bonds. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer’s continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

Debt Securities. The Fund also may invest in debt securities of various maturities. The Fund invests only in debt securities that are investment grade at the time of investment, and a subsequent reduction in rating does not require the Fund to dispose of a security. Securities rated BBB by S&P or Baa by Moody’s are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-rated securities.

The Fund may invest in collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS). CMOs are debt obligations collateralized by mortgage loans or mortgage-related securities which generally are held under an indenture issued by financial institutions or other mortgage lenders or issued or guaranteed by agencies or instrumentalities of the U.S. government. CMBS are generally multi-class or pass-through securities issued by special purpose entities that represent an interest in a portfolio of mortgage loans backed by commercial properties. The yield and payment characteristics of mortgage-backed securities differ from traditional fixed income securities. Interest and principal payments are made regularly and frequently, usually monthly, over the life of the mortgage loans unlike traditional fixed income securities and principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. Faster or slower prepayments than expected on underlying mortgage loans can dramatically alter the valuation and yield to maturity of a mortgage-backed security. The value of most mortgage-backed securities, like traditional fixed income securities, tends to vary inversely with changes in prevailing interest rates (i.e., as interest rates increase, the value of such securities decrease). Mortgage-backed securities, however, may benefit less than traditional fixed income securities from declining interest rates because prepayment of mortgages tends to accelerate during periods of declining interest rates. This means some of the Fund’s higher yielding securities may be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase new securities at prevailing interest rates. Alternatively, during periods of rising interest rates, mortgage-backed securities are often more susceptible to extension risk (i.e., rising interest rates could cause a borrower to prepay a mortgage loan more slowly than expected when the security was purchased by the Fund which may further reduce the market value of such security and lengthen the duration of such security) than traditional fixed income securities. If the collateral securing a CMO or any third party guarantees are insufficient to make payments, the Fund could sustain a loss. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

Stripped mortgage-backed securities (hereinafter referred to as stripped mortgage securities) are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities usually are structured with two classes that receive different proportions of the interest and principal distributions on a pool of underlying assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse affect on the securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. PO securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Furthermore, if the underlying mortgage assets experience less than the anticipated volume of prepayments of principal, the yield of POs could be materially adversely affected. The market values of IOs and POs are subject to greater risk of fluctuation in response to changes in market rates of interest than many other types of government securities and, to the extent the Fund invests in IOs and POs, such investments increase the risk of fluctuations in the net asset value of the Fund. Although the market for stripped securities is increasingly liquid, certain of such securities may not be readily marketable and will be considered illiquid for purposes of the Fund’s limitation on investments in illiquid securities.

The financial markets in general are subject to volatility and may at times experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities, debt securities and derivative instruments. During such periods, debt securities of all credit qualities may become illiquid or difficult to sell at a time and a price that the Fund would like. The markets for other securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and it is not possible to predict what effect, if any, such legislation may have on the Fund.

REITs. The Fund may invest up to 15% of its total assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the

4        Invesco Van Kampen Equity and Income Fund

overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.

Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). A foreign currency forward contract is a negotiated agreement between the contracting to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivative transactions may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, most commonly equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights

5        Invesco Van Kampen Equity and Income Fund

under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

The Fund also may invest a portion of its assets in structured notes and other types of structured investments (referred to collectively as structured products). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.

Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured investment vehicles generally pay their share of the investment vehicle’s administrative and other expenses. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy under guidelines approved by the Board.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Fund is contained in the Fund’s SAI.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for income or capital growth has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements. Under normal market conditions, the potential for income and capital growth on these securities will tend to be lower than the potential for income and capital growth on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objectives.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $150 million	0.500%

Next $100 million	0.450%

Next $100 million	0.400%

Over $350 million	0.350%

6        Invesco Van Kampen Equity and Income Fund

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Thomas B. Bastian, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Bastian was associated with Van Kampen Asset Management (2003 to 2010). Mr. Bastian is the lead portfolio manager of the Fund.

■	Mary Jayne Maly, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Maly was associated with Van Kampen Asset Management (1992 to 2010).

■	James O. Roeder, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Roeder was associated with Van Kampen Asset Management (1999 to 2010).

■	Mark J. Laskin, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Laskin was associated with Van Kampen Asset Management (2000 to 2010).

■	Sergio Marcheli, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Van Kampen Asset Management (2002 to 2010).

■	Cynthia Brien, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1996.

■	Chuck Burge, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2002.

Messrs. Roeder, Laskin and Ms. Maly assist Mr. Bastian in the management of the equity holdings of the Fund. Ms. Brien and Mr. Burge are responsible for the management of the fixed income holdings of the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research.]

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

7        Invesco Van Kampen Equity and Income Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

8        Invesco Van Kampen Equity and Income Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

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Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen Equity and Income Fund
SEC 1940 Act file number: 811-09913

invescoaim.com VK-EQI-PRO-1

Prospectus	February 12, 2010

Class: A (VEPAX), B (VEPBX), C (VEPCX), Y (VEPIX)
Invesco Van Kampen Equity Premium Income Fund

Invesco Van Kampen Equity Premium Income Fund’s primary investment objective is to seek current income and its secondary investment objective is to seek long-term capital appreciation.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objectives, Strategies, Risks and Portfolio Holdings	2

Fund Management	6
The Advisers	6
Adviser Compensation	6
Portfolio Managers	6

Other Information	6
Sales Charges	6
Distributions	6
Dividends	6
Capital Gains Distributions	6

Financial Highlights	7

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen Equity Premium Income Fund

Fund Summary

Investment Objectives
The Fund’s primary investment objective is to seek current income and its secondary investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.70%	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses[1]	0.44	0.44	0.44	0.44

Total Annual Fund Operating Expenses[1]	1.39	2.14	2.14	1.14

Fee Waiver[2]	0.15	0.15	0.15	0.15

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24	1.99	1.99	0.99

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.24%, Class B shares to 1.99%, Class C shares to 1.99% and Class Y shares to 0.99% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$669	$937

Class B	702	940

Class C	302	640

Class Y	101	332

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$669	$937

Class B	202	640

Class C	202	640

Class Y	101	332

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of equity securities of U.S. issuers and by utilizing an option writing strategy to enhance current distributions.

In selecting individual securities for the Fund’s portfolio, the Adviser seeks to construct an equity portfolio with risk, style, capitalization, sector and industry characteristics similar to the Standard & Poor’s (S&P) 500 Index, although the Fund is not an S&P 500 Index fund. The Adviser uses a variety of quantitative techniques to select the Fund’s investments. The Fund generally sells a security when the Adviser’s quantitative analysis indicates that the security is no longer appropriate for the Fund’s portfolio, but may also sell a security to take advantage of new investment opportunities, when the Adviser believes that the potential for current income or long-term appreciation has lessened, to realize gains for distribution to shareholders or for other reasons.

In executing the option writing strategy of the Fund, the Adviser intends to write (i.e., sell) covered call options on individual securities and securities indices in an attempt to generate current income from option premiums as a means of enhancing distributions paid to shareholders. Under normal market conditions, the Adviser expects to write covered call options in an amount that is between 25% and 75% of the value of the Fund’s assets.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. In addition to the option writing strategy discussed above, the Fund may purchase and sell options, futures contracts, options on futures contracts and currency-related transactions involving options, futures contracts, forward contracts and swaps, which are derivative instruments, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a

1        Invesco Van Kampen Equity Premium Income Fund

deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in common stocks and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Option Writing Strategy Risk. During periods in which the equity markets are generally unchanged or falling, a diversified equity portfolio such as that held by the Fund which utilizes a covered call option writing strategy may outperform the same portfolio without a covered call option writing strategy because of the additional premiums received from writing covered call options. Similarly, in a modestly rising market, the Fund may also outperform the same portfolio without a covered call option writing strategy. However, in sharply rising markets, the Fund is expected to underperform the same portfolio that does not employ a covered call option writing strategy. This underperformance in a sharply rising market could be significant. The Fund’s covered call option writing strategy may not fully protect it against declines in the value of the market.

Return of Capital Risk. In adverse or volatile market conditions, a portion or all of the Fund’s monthly distributions may constitute a return of part of your original investment or a return of capital. The Adviser believes, given current and past market conditions, that there is a strong likelihood that substantially all, if not all, of the distributions for the fiscal year ended August 31, 2010 may be characterized as a return of capital. Such return of capital distributions will decrease the Fund’s assets and may increase the Fund’s expense ratio.

Risks of Exchange-Traded Funds (ETFs). ETFs may have many of the same risks as direct investments in common stocks. Investments in ETFs may involve duplication of management fees and certain other expenses.

Foreign Risks. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Hooman Yaghoobi	Portfolio Manager	Since Inception

Teimur Abasov	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Investment Objectives
The Fund’s primary investment objective is to seek current income and its secondary investment objective is to seek long-term capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of equity

2        Invesco Van Kampen Equity Premium Income Fund

securities of U.S. issuers and by utilizing an option writing strategy to enhance current distributions.

In selecting individual securities for the Fund’s portfolio, the Adviser seeks to construct an equity portfolio with risk, style, capitalization, sector and industry characteristics similar to the S&P 500® Index, although the Fund is not an S&P 500® Index fund. These equity securities primarily consist of common stocks. Other equity securities in which the Fund invests are preferred stocks, convertible securities, rights and warrants and ETFs. The Adviser uses a variety of quantitative techniques to select the Fund’s investments. The model is driven by rigorous fundamental and quantitative research that screens a universe of large capitalization companies. The model employs three quantitative screens based on the following primary inputs—earnings expectations, price trends and relative valuations. Individual securities are ranked within each section by the most effective combination of these disciplines based on the current phase of the economic cycle. The Fund generally sells a security when the Adviser’s quantitative analysis indicates that the security is no longer appropriate for the Fund’s portfolio, but may also sell a security to take advantage of new investment opportunities, when the Adviser believes that the potential for current income or long-term appreciation has lessened, to realize gains for distribution to shareholders or for other reasons.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities at the time of investment. The Fund’s policy in the foregoing sentence may be changed by the Fund’s Board of Trustees, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.

In executing the option writing strategy of the Fund, the Adviser intends to write (i.e., sell) covered call options in an attempt to generate current income from option premiums as a means of enhancing distributions paid to shareholders. These covered call options may be written with respect to individual securities or securities indices. Under normal market conditions, the Adviser expects to write covered call options in an amount that is between 25% and 75% of the value of the Fund’s assets. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation may become more limited. As the writer or seller of an option, the Fund will receive cash or a premium from the option purchaser. Depending on the type of call option, the purchaser either (i) has the right to any appreciation in the value of the security or index over a fixed price (the exercise price) on a certain date in the future (the expiration date) or (ii) has the right to any appreciation in the value of the security or index at any time prior to the expiration of the option. If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund retains the premium but pays the purchaser the difference between the price of the security or the index and the exercise price of the option or otherwise closes the option by delivering the underlying security versus payment of the exercise price. The premium, the exercise price and the market price of the security or index determine the gain or loss realized by the Fund as the seller of the call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the cost of entering into closing purchase transactions will determine the gain or loss realized by the Fund.

During periods in which the equity markets are generally unchanged or falling, a diversified equity portfolio such as that held by the Fund which utilizes a covered call option writing strategy may outperform the same portfolio without a covered call option writing strategy because of the additional premiums received from writing covered call options. Similarly, in a modestly rising market (where the Fund’s income from premiums exceeds the aggregate appreciation of the individual securities or indices on which the Fund has written options over their exercise prices), the Fund may also outperform the same portfolio without a covered call option writing strategy. However, in sharply rising markets (where the aggregate appreciation of the individual securities or indices on which the Fund has written options over their exercise prices exceeds the Fund’s premium income), the Fund is expected to underperform the same portfolio that does not employ a covered call option writing strategy. This underperformance in a sharply rising market could be significant. While the Fund’s returns will be affected by the appreciation and depreciation of the equity securities it owns, the Fund anticipates that the volatility of increases and decreases in the value of the Fund’s equity portfolio will be reduced by the receipt of premium income in connection with its option writing strategy. However, the Fund’s covered call option writing strategy may not fully protect it against declines in the value of the market.

To a lesser extent, the Fund’s overall strategy may entail purchasing call options and selling and purchasing put options. Put options are contracts that give the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified price at any time during the term of the option. Put option strategies may produce considerably more gains than the Fund’s primary strategy of covered call option writing, but they involve a higher degree of risk and potential volatility.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, which the Fund expects will primarily be foreign issuers traded on U.S. exchanges in the form of depository receipts.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

The Fund invests primarily in common stocks and also may invest in other equity securities as described herein.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not

3        Invesco Van Kampen Equity Premium Income Fund

participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

ETFs. An ETF generally seeks to track the performance of an underlying index and/or hold the securities included in such index. ETFs have many of the same risks as direct investments in common stocks. The market value of an ETF is expected to rise and fall as the value of the underlying index rises and falls. In addition, the market value of an ETF may differ from its net asset value. Investment in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Risks Associated with the Fund’s Option Strategy. The ability of the Fund to achieve its primary objective of seeking current income is primarily dependent on the successful implementation of its option writing strategy.

There are several risks associated with transactions in options on securities or indices used in connection with the Fund’s option writing strategy. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security underlying the call option above the exercise price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the difference between the price of the security and the exercise price of the option or the underlying security at the exercise price.

When the Fund writes put options, it bears the risk of loss if the value of the underlying security declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the security underlying the put option at an exercise price greater than the market price of the underlying security at the time of exercise plus the put premium the Fund received when it wrote the option. With a put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

The Fund may sell index call and put options as part of its overall option strategy. The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the option on or before the expiration date. The purchaser of an index put option has the right to any depreciation in the value of the index below the exercise price of the option on or before the expiration date. Because the exercise of an index option is settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund will lose money if it is required to pay the purchaser of an index option the difference between the cash value of the index on which the option was written and the exercise price and such difference is greater than the premium received by the Fund for writing the option. The value of index options written by the Fund, which will be priced daily, will be affected by changes in the value and dividend rates of the underlying securities in the respective index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration.

There can be no assurance that a liquid market will exist when the Fund seeks to enter or close out an option position. The value of the options may be adversely affected if the market for the options becomes less liquid or smaller. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

In addition, in adverse or volatile market conditions, the Fund’s monthly distribution policy may result in a return of capital to shareholders if the amount of the distribution exceeds the Fund’s net investment income and realized capital gains. The Adviser believes, given current and past market conditions, that there is a strong likelihood that substantially all, if not all, of the distributions for the fiscal year ended August 31, 2010 may be characterized as a return of capital.

Derivatives. In addition to the Fund’s option strategy discussed above, the Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. Derivatives transactions may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, most commonly equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

4        Invesco Van Kampen Equity Premium Income Fund

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the portfolio management team’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Fund is contained in the Fund’s SAI.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for current income or long-term capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments, obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities (including prime commercial paper), repurchase agreements and bank obligations, bankers’ acceptances and certificates of deposit, and Eurodollar certificates of deposit. Under normal market conditions, the potential for current income or long-term capital appreciation on these securities will tend to be lower than the potential for current income or long-term capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objectives.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

5        Invesco Van Kampen Equity Premium Income Fund

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.700%

Next $500 million	0.650%

Over $1 billion	0.600%

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Hooman Yaghoobi, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Yaghoobi was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (1995 to 2010).

■	Teimur Abasov, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Abasov was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (March 2005 to 2010). Prior to March 2005, he worked as a professor of Operations Research and taught finance at the University of California, Irvine.]

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or a combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, monthly.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

6        Invesco Van Kampen Equity Premium Income Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

7        Invesco Van Kampen Equity Premium Income Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen Equity Premium Income Fund
SEC 1940 Act file number: 811-09913

invescoaim.com VK-EQPI-PRO-1

Prospectus	February 12, 2010

Class: A (ACGIX), B (ACGJX), C (ACGKX), R (ACGLX), Y (ACGMX)
Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Growth and Income Fund’s investment objective is to seek income and long-term growth of capital.

This prospectus contains important information about the Class A, B, C, R and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	5
The Advisers	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen Growth and Income Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek income and long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	0.36%	0.36%	0.36%	0.36%	0.36%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses[1]	0.28	0.28	0.28	0.28	0.28

Total Annual Fund Operating Expenses[1]	0.89	1.64	1.64	1.14	0.64

Fee Waiver[2]	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.88	1.63	1.63	1.13	0.63

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.88%, Class B shares to 1.63%, Class C shares to 1.63%, Class R shares to 1.13% and Class Y shares to 0.63% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$635	$818

Class B	666	815

Class C	266	515

Class R	115	360

Class Y	64	203

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$635	$818

Class B	166	515

Class C	166	515

Class R	115	360

Class Y	64	203

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of income-producing equity securities (although investments are also made in non-convertible preferred stocks and debt securities). Income-producing equity securities are common stocks and convertible securities. In selecting securities for investment, the Fund focuses primarily on the security’s potential for income and capital growth. The Adviser may invest to a larger degree in larger capitalization (or large cap) companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Adviser of the income and growth potential for such securities materially change. Under current market conditions, the Adviser generally defines large capitalization companies by reference to those companies with capitalizations within or above those companies represented in the Russell 1000® Index. As of December 31, 2009, these market capitalizations ranged between $263 million and $332.7 billion.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 15% of its total assets in real estate investment trusts (REITs). The Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund
Investors who need a more assured level of current income should be aware that the Fund’s income will fluctuate and that seeking income is only a part of the Fund’s overall investment objective. Similarly, investors who seek only long-term growth should be aware that the Fund seeks to generate income and that long-term growth of capital is only a part of the Fund’s overall investment objective.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that

1        Invesco Van Kampen Growth and Income Fund

the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. Small or medium-sized companies are often subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. The ability of the Fund’s portfolio holdings to generate income is dependent on the earnings and the continuing declaration of dividends by the issuers of such securities. The values of income-producing equity securities may or may not fluctuate in tandem with overall changes in the stock markets. The Fund’s investments in other fixed income or debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The market prices of such securities tend to fall as interest rates rise, and such declines may be greater among securities with longer maturities. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging markets issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. In addition, REITs depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Thomas B. Bastian	Portfolio Manager	Since Inception

Mary Jayne Maly	Portfolio Manager	Since Inception

James O. Roeder	Portfolio Manager	Since Inception

Mark J. Laskin	Portfolio Manager	Since Inception

Sergio Marcheli	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek income and long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

2        Invesco Van Kampen Growth and Income Fund

Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated investment grade, which are securities rated within the four highest grades assigned by Standard & Poor’s (S&P) or by Moody’s Investors Service, Inc. (Moody’s).

In selecting securities for investment, the Fund focuses primarily on the security’s potential for income and capital growth. The Adviser may invest to a larger degree in larger capitalization companies that it believes possess characteristics for improved valuation. Under current market conditions, the Adviser generally defines large capitalization companies by reference to those companies with capitalizations within or above those companies represented in the Russell 1000® Index. As of December 31, 2009, these market capitalizations ranged between $263 million and $332.7 billion. The Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although the Fund may invest to a larger degree in larger capitalization companies, the Fund may invest in securities of small or medium-sized companies, which often are subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

While the Fund invests primarily in income-producing equity securities, the Fund also may invest in non-convertible adjustable or fixed rate preferred stock and debt securities.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Up to 15% of the Fund’s total assets may be invested in convertible securities that are below investment grade quality. Debt securities rated below investment grade are commonly known as junk bonds. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer’s continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

Debt Securities. The Fund also may invest in debt securities of various maturities. The Fund invests only in debt securities rated investment grade at the time of investment, and a subsequent reduction in rating does not require the Fund to dispose of a security. Securities rated BBB by S&P or Baa by Moody’s are in the lowest of the four investment grades and are considered by the rating agencies to be medium grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. The market prices of longer-term debt securities generally tend to fluctuate more in response to changes in interest rates than shorter-term debt securities.

REITs. The Fund may invest up to 15% of its total assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses,

3        Invesco Van Kampen Growth and Income Fund

as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.

Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. Derivatives transactions may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, most commonly equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Fund under guidelines approved by the Board.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for income or capital growth has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold

4        Invesco Van Kampen Growth and Income Fund

cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million, repurchase agreements and in investment grade corporate debt securities. Under normal market conditions, the potential for income or capital growth on these securities will tend to be lower than the potential for income or capital growth on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $150 million	0.500%

Next $100 million	0.450%

Next $100 million	0.400%

Over $350 million	0.350%

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Thomas B. Bastian, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Bastian was associated with Van Kampen Asset Management in an investment management capacity (2003 to 2010). Mr. Bastian is the lead portfolio manager of the Fund.

■	Mary Jayne Maly, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Maly was associated with Van Kampen Asset Management in an investment management capacity (1992 to 2010).

■	James O. Roeder, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Roeder was associated with Van Kampen Asset Management in an investment management capacity (1999 to 2010).

■	Mark J. Laskin, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Laskin was associated with Van Kampen Asset Management in an investment management capacity (2000 to 2010).

■	Sergio Marcheli, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Van Kampen Asset Management in an investment management capacity (2002 to 2010).

Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research.]

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco Van Kampen Growth and Income Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco Van Kampen Growth and Income Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

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Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

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Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

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Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen Growth and Income Fund
SEC 1940 Act file number: 811-09913

invescoaim.com VK-GRI-PRO-1

Prospectus      February 12, 2010
Class: A (ACZXX), B (ACYXX), C (ACXXX), Y (IVKXX)
Invesco Van Kampen Money Market Fund
Invesco Van Kampen Money Market Fund’s investment objective is to seek protection of capital and high current income.
This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■   is not FDIC insured;
■   may lose value; and
■   is not guaranteed by a bank.

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Fund Summary	4
Investment Objective, Strategies, Risks and Portfolio Holdings	8
Fund Management	11
The Advisers	11
Adviser Compensation	11
Other Information	13
Sales Charges	13
Distributions	13
Dividends	13
Capital Gains Distributions	13
Financial Highlights	14
Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14
Obtaining Additional Information	Back Cover

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Fund Summary
Investment Objective
The Fund’s investment objective is to seek protection of capital and high current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page [A- ] of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y
Management Fees	0.39%	0.39%	0.39%	0.39%

Distribution and/or Service (12b-1) Fees	0.15%	0.90%	0.90%	None

Other Expenses[1]	0.34%	0.34%	0.34%	0.34%

Total Annual Fund Operating Expenses[1]	0.88%	1.63%	1.63%	0.73%

Fee Waiver[2]	0.03%	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85%	1.60%	1.60%	0.70%

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[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.85%, Class B shares to 1.60%, Class C shares to 1.60% and Class Y shares to 0.70% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$87	$275

Class B	663	808

Class C	263	508

Class Y	72	227
Principal Investment Strategies of the Fund
Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of U.S. dollar-denominated money-market securities, including U.S. government securities, domestic and foreign bank obligations, commercial paper and repurchase agreements secured by such obligations. The Fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality money-market securities with remaining maturities of 13 months or less and with a dollar-weighted average maturity of 90 days or less. The Fund’s investments are limited to those securities that meet maturity, quality and diversification standards with which money market funds must comply. In selecting securities for investment, the Adviser seeks to invest in those securities that it believes entail reasonable risk considered in relation to the Fund’s investment policies

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and may sell such securities in order to increase the yield or to adjust the average maturity or credit quality of the Fund’s investment portfolio.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Income risk. The income you receive from the Fund is based primarily on short-term interest rates, which can vary widely over time. If short-term interest rates drop, your income from the Fund may drop as well.
Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. While credit risk should be low for the Fund because it invests in high-quality money-market instruments, an investment in the Fund is not risk free. The Fund is still subject to the risk that the issuers of such securities may experience financial difficulties and, as a result, fail to pay on their obligations.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline and adversely affect the Fund’s net asset value. The prices of debt securities tend to fall as interest rates rise, but market risk should be low for the Fund because it invests in high-quality, short-term securities.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.
The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

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	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50
Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Investment Objective, Strategies, Risks and Portfolio Holdings
Objective
The Fund’s investment objective is to seek protection of capital and high current income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval. The Fund seeks to maintain a constant net asset value of $1.00 per share. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund’s net asset value will not vary or that the Fund will achieve its investment objective.
Principal Investment Strategies and Risks
The Adviser seeks to achieve the investment objective by investing in a diversified portfolio of U.S. dollar-denominated money-market securities, U.S. government securities, domestic and foreign bank obligations, commercial paper and repurchase agreements secured by such obligations. The Fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality money-market securities with remaining maturities of 13 months or less and with a dollar-weighted average maturity of 90 days or less. To be considered high quality, a security generally must be rated in one of the two highest short-term ratings categories by ratings services such as Standard & Poor’s (S&P) or Moody’s Investors Service, Inc. (Moody’s).
The Adviser seeks to invest in those securities that meet the maturity, quality and diversification standards established by the Fund’s Board and special rules for money market funds under the 1940 Act. These include requirements for maintaining high credit quality in the Fund’s portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of portfolio securities and diversifying investments among issuers to reduce the effects of a default by any one issuer on the value of the Fund’s shares. In addition, the Fund’s Board has adopted procedures to evaluate potential investments and the Adviser has the responsibility to implement those procedures in making investments for the Fund’s portfolio. In selecting securities for investment, the Adviser focuses on identifying what it believes are the best relative values among potential investments based upon an analysis of the yield, price, interest rate sensitivity and credit quality of such securities. The Adviser seeks to add value and limit risk through careful security selection and by actively managing the Fund’s portfolio. On an ongoing basis, the Adviser analyzes the economic and financial outlook of the money markets to anticipate and respond to changing developments that may affect the Fund’s existing and prospective investments. While the Fund intends to hold investments until maturity, it may sell portfolio securities prior to maturity to increase the yield or to adjust the average maturity or credit quality of the Fund’s investment portfolio.
The Fund’s dividend and yield are expected to change daily based upon changes in interest rates and other market conditions. Although the Fund is managed to maintain a stable $1.00 share price, there is no guarantee that the Fund will be able to do so.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
The following is a brief description of the types of money-market instruments in which the Fund may invest, all of which will be U.S. dollar-denominated obligations:
U.S. government securities. The Fund may invest in obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. government, which include U.S. Treasury bills (maturing within one year of issuance) and U.S. Treasury notes and bonds (which have longer maturities), (b) the right of the issuer to borrow from the U.S. Treasury, (c) the discretionary authority of the U.S. government agencies or instrumentalities or (d) the credit of the instrumentality issuing the securities. If the securities are not backed by the full faith and credit of the U.S. government, the owners of such securities must look to the agency or instrumentality issuing the obligation for repayment and will not be able to assert a claim against the U.S. government in the event of nonpayment. Governmental agencies or instrumentalities in which the Fund may invest include, but are not limited to, the Federal National Mortgage Association, the Government National Mortgage Association, Federal Land Banks, and the Farmer’s Home Administration.

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Bank obligations. The Fund may invest in high-quality obligations issued by domestic and foreign banks or their subsidiaries or overseas branches. Bank obligations are time deposits, certificates of deposit and bankers’ acceptances, as well as securities secured by such obligations. Certificates of deposit are instruments representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are interest-bearing deposits maintained in a bank for a specified period of time (not longer than seven days) at a specific rate of interest. Time deposits held by the Fund generally will not benefit from insurance provided by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.
The Fund only invests in high-quality bank obligations, which are securities rated in one of the two highest short-term ratings categories by any two nationally recognized statistical rating organizations (NRSROs), such as S&P (i.e., A-1 or A-2) or Moody’s (i.e., P-1 or P-2) (or any one NRSRO if the instrument was rated by only one such organization). Credit quality at the time of purchase determines which securities may be acquired. Subsequent downgrades in ratings may require reassessment of the credit risks presented by such securities and may even require their sale. NRSROs assign ratings based upon their opinions as to the quality of the debt securities they undertake to rate, but they do not base their assessment on the market value risk of such securities. It should be emphasized that ratings are general and are not absolute standards of quality. The Fund’s current policy is to limit investments in bank obligations to those rated A-1 or P-1.
The purchase of obligations of foreign banks may subject the Fund to additional investment risks that are different in some respects from those incurred in investing in obligations of domestic banks. Foreign banks and foreign branches or subsidiaries of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, audit and financial record keeping requirements. In addition, less information may be publicly available about a foreign bank or about a foreign branch of a domestic bank. Because evidences of ownership of obligations of foreign branches or subsidiaries of foreign banks usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign obligations or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Income earned or received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries.
Commercial paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund may invest in a commercial paper obligation that (a) is rated in one of the two highest short-term ratings categories by any two NRSROs (i.e., A-1 or A-2 by S&P and P-1 or P-2 by Moody’s) (or any one NRSRO if the instrument was rated by only one such organization) or (b) is unrated, if such security is of comparable quality as determined in accordance with procedures established by the Fund’s Board or if such security was a long-term security at the time of issuance but has a remaining life of 397 days or less and has received a long-term rating in one of the three highest long-term ratings categories by any two NRSROs (i.e., A or higher by S&P and Moody’s) (or any one NRSRO if the instrument was rated by only one such organization). Credit quality at the time of purchase determines which securities may be acquired. The Fund’s current policy is to limit investments in commercial paper to obligations rated A-1 or P-1.
Repurchase agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and at a set price, thereby determining the yield during the holding period. The Fund may enter into repurchase agreements with U.S. banks, their subsidiaries or overseas branches, and with primary dealers of U.S. government securities that report to the Federal Reserve Bank of New York.
The Fund only enters into repurchase agreements that are (a) rated at the time of investment in one of the two highest ratings categories by at least two NRSROs (i.e. A-1 or A-2 by S&P and P-1 or P-2 by Moody’s) (or one NRSRO if the instrument was rated by only one such organization) and (b) collateralized by the underlying securities of the same type and quality in which the Fund otherwise may invest. The Fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by the Fund, would exceed 10% of the Fund’s net assets. Repurchase agreements are subject to the risk of default by the other party.
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency.

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Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

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Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $250 million	0.450%

Next $500 million	0.375%

Next $500 million	0.325%

Next $250 million	0.300%

Next $250 million	0.275%

Next $500 million	0.250%

Next $500 million	0.225%

Next $12.25 billion	0.200%

Next $2.5 billion	0.199%

Next $7.5 billion	0.198%

Next $5 billion	0.197%

Over $30 billion	0.196%

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When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

12

Other Information
Sales Charges
[Purchases of Class A shares of the Fund are subject to the maximum 4.75% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information — Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information - Contingent Deferred Sales Charges” section of the prospectus.]
Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.
Dividends
The Fund generally declares dividends from net investment income daily and pays them monthly.
Capital Gains Distributions
The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. Because the Fund is a money market Fund, it does not expect to realize any long-term capital gains and losses.

13

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

14

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc.
P.O. Box 4739, Houston, TX 77210-4739
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or
download prospectuses, SAI, annual or
semiannual reports via our Web site:
www.invescoaim.com
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Van Kampen Money Market Fund
SEC 1940 Act file
number: 811-09913

15

Prospectus	February 12, 2010

Class: A (VKMPX), B (VKPAX), C (VKPCX), Y (VKPYX)
Invesco Van Kampen Pennsylvania Tax Free Income Fund

Invesco Van Kampen Pennsylvania Tax Free Income Fund’s investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment primarily in a varied portfolio of medium- and lower-grade municipal securities.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	7
The Advisers	7
Adviser Compensation	8
Portfolio Managers	8

Other Information	8
Sales Charges	8
Distributions	8
Dividends	8
Capital Gains Distributions	8

Financial Highlights	9

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen Pennsylvania Tax Free Income Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment primarily in a varied portfolio of medium- and lower-grade municipal securities.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.60%	0.60%	0.60%	0.60%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses	0.25	0.25	0.25	0.25

Interest Expenses	0.08	0.08	0.08	0.08

Total Other Expenses[1]	0.33	0.33	0.33	0.33

Total Annual Fund Operating Expenses[1]	1.18	1.93	1.93	0.93

1	“Total Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$590	$832

Class B	696	906

Class C	296	606

Class Y	95	296

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$590	$832

Class B	196	606

Class C	196	606

Class Y	95	296

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of Pennsylvania municipal securities. The Fund seeks to invest primarily in medium- and lower-grade securities; however, at times the market conditions in the Pennsylvania municipal markets may be such that the Fund may invest in higher-grade securities. The Fund’s investments in medium- and lower-grade securities involve special risks as compared to investments in higher-grade securities. Lower-grade securities are commonly referred to as junk bonds.

The Fund buys and sells municipal securities with a view towards seeking a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes. The Adviser actively manages the Fund’s portfolio and adjusts the average maturity of portfolio investments based upon its expectations about the direction of interest rates and other economic factors. The Adviser selects securities which it believes offer higher yields with reasonable credit risk considered in relation to the investment policies of the Fund. In selecting securities for investment, the Adviser uses its research capabilities to assess potential investments and considers a number of factors, including general market and economic conditions and credit, interest rate and prepayment risks. Portfolio securities are typically sold when the assessments of the Adviser of any of these factors materially change.

Under normal market conditions, the Fund may invest up to 20% of its total assets in municipal securities that are subject to the federal alternative minimum tax. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. The Fund may purchase and sell options, futures contracts, options on futures contracts and interest rate swaps, which are derivative instruments, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institutions and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of debt securities tend to fall as interest

1        Invesco Van Kampen Pennsylvania Tax Free Income Fund

rates rise, and such declines tend to be greater among debt securities with longer maturities. As interest rates change, zero coupon bonds or pay-in-kind securities often fluctuate more in price than traditional debt securities.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The credit quality of noninvestment-grade securities is considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incident of default than higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities. The credit risks and market prices of medium- and lower-grade securities, especially those with longer maturities or those that do not make regular interest payment, generally are more sensitive to negative issuer developments or adverse economic conditions and may be more volatile than are higher-grade securities.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short and long term. If interest rates drop, your income from the Fund may drop as well. To the extent that the Adviser invests in higher-grade securities at times, the amount of current income from such securities may be lower than the income from medium- and lower-grade securities.

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Municipal Securities Risk. Under normal market conditions, the Fund invests primarily in municipal securities. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. The Fund may invest up to 20% of its total assets in municipal securities subject to the federal alternative minimum tax. There could be changes in applicable tax laws or tax treatments that adversely affect the current federal or state tax status of municipal securities.

State-Specific Risks. The Fund is more susceptible to political, economic, regulatory or other factors affecting issuers of Pennsylvania municipal securities than a fund that does not limit its investments to such issuers.

Risks of Using Derivative Instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Mark Paris	Portfolio Manager	Since Inception

Julius Williams	Portfolio Manager	Since Inception

Robert Wimmel	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are primarily exempt from regular federal and state income tax for residents of Pennsylvania. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment primarily in a varied portfolio of medium- and lower-grade municipal securities. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

2        Invesco Van Kampen Pennsylvania Tax Free Income Fund

Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in Pennsylvania municipal securities. The Fund seeks to invest primarily in medium- and lower-grade securities; however, at times the market conditions in the Pennsylvania municipal markets may be such that the Fund may invest in higher-grade securities. The Fund’s investment in medium- and lower-grade securities involve special risks as compared to investment in higher-grade securities. Lower-grade securities are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities. The Fund does not purchase securities that are in default or rated in categories lower than B- by Standard and Poor’s (S&P) or B3 by Moody’s Investors Service, Inc. (Moody’s) or unrated securities of comparable quality. Under normal market conditions, the Fund may invest up to 20% of its total assets in municipal securities that are subject to the federal alternative minimum tax. From time to time, the Fund temporarily may invest up to 10% of its total assets in Pennsylvania tax exempt money market funds and such instruments will be treated as investments in municipal securities. Investments in other mutual funds may involve duplication of management fees and certain other expenses.

Understanding Quality Ratings. Debt securities ratings are based on the issuer’s ability to pay interest and repay the principal. Debt securities with ratings above BBB- are considered investment grade, while those with ratings below BBB- are regarded as noninvestment grade. A detailed explanation of these and other ratings can be found in the SAI.

The Fund buys and sells municipal securities with a view towards seeking a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes. The Adviser actively manages the Fund’s portfolio and adjusts the average maturity of portfolio investments based upon its expectations about the direction of interest rates and other economic factors. The Adviser selects securities which it believes offer higher yields with reasonable credit risk considered in relation to the investment policies of the Fund. In selecting securities for investment, the Adviser uses its research capabilities to assess potential investments and considers a number of factors, including general market and economic conditions and credit, interest rate and prepayment risks. Portfolio securities are typically sold when the assessments of the Adviser of any of these factors materially change. At times, the market conditions in the Pennsylvania municipal securities markets may be such that the Adviser may invest in higher-grade securities. These investments may lessen the decline in the net asset value of the Fund but also may affect the amount of current income since yields on higher-grade securities are usually lower than yields on medium- or lower-grade securities. As a result, the Fund will not necessarily invest in the highest yielding Pennsylvania municipal securities permitted by its investment policies depending on market conditions or if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund’s portfolio to undue risk. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

The financial markets in general are subject to volatility and may at times experience periods of extreme volatility and uncertainty, which may affect all investment securities, including debt securities and derivative instruments. During such periods, debt securities of all credit qualities may become illiquid or difficult to sell at a time and a price that the Fund would like. The markets for other securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

Municipal Securities. Municipal securities are obligations issued by or on behalf of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is, at the time of issuance, exempt from federal income tax. Pennsylvania municipal securities are municipal securities (including issuers from Pennsylvania or issuers outside of Pennsylvania) the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is, at the time of issuance, exempt from federal and Pennsylvania state income tax. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Pennsylvania municipal securities at the time of investment. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act. Under normal market conditions, the Fund may invest up to 20% of its total assets in municipal securities that are subject to the federal alternative minimum tax.

The issuers of municipal securities obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. Certain types of municipal securities are issued to obtain funding for privately operated facilities.

The yields of municipal securities depend on, among other things, general money market conditions, general conditions of the municipal securities market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of S&P and Moody’s represent their opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while municipal securities of the same maturity and coupon with different ratings may have the same yield.

The two principal classifications of municipal securities are general obligation and revenue or special delegation securities. General obligation securities are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities (which include terms or elements similar to certain derivatives described below). Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest. The Fund may also invest in inverse floating rate investments. Inverse floating rate investments are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate

3        Invesco Van Kampen Pennsylvania Tax Free Income Fund

investments in which the Fund may invest may include derivative instruments, such as residual interest bonds (RIBs) or tender option bonds (TOBs). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and the inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund is paid the residual cash flow from the bond held by the special purpose trust. The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a leveraged inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. Consistent with applicable SEC guidance, to the extent that the Fund has ongoing obligations to any party in connection with investments in inverse floating rate investments, any such obligations will not be senior securities for purposes of the 1940 Act or borrowings for purposes of the Fund’s limitations on borrowings provided that the Fund segregates an amount of cash and/or liquid securities equal in value to its obligations in respect of such inverse floating rate investments. As described above, certain inverse floating rate investments in which the Fund invests are created in special purpose trusts (or underlying dealer trusts) and are accounted for by the Fund as secured borrowings. Among other things, the effects of reporting any inverse floaters this way are to increase the Fund’s assets and liabilities by corresponding and equal amounts, and to increase interest income and interest and residual trust expenses by corresponding and equal amounts. Thus, this reporting does not impact the Fund’s net asset values per share or the Fund’s total returns, however, this reporting does impact the Fund’s expense ratio (due to the increased expenses as a percentage of net assets).

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Variable rate demand notes are obligations which contain a floating or variable interest rate adjustment formula and which are subject to a right of demand for payment of the principal balance plus accrued interest either at any time or at specified intervals. The interest rate on a variable rate demand note may be based on a known lending rate, such as a bank’s prime rate, and may be adjusted when such rate changes, or the interest rate may be a market rate that is adjusted at specified intervals. The adjustment formula maintains the value of the variable rate demand note at approximately the par value of such note at the adjustment date. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include non-appropriation clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract or a conditional sales contract. Municipal securities may not be backed by the faith, credit and taxing power of the issuer.

Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities. A more detailed description of the types of municipal securities in which the Fund may invest is included in the Fund’s SAI. The SAI may be obtained by investors free of charge as described on the back cover of this Prospectus.

Under normal market conditions, longer-term municipal securities generally provide a higher yield than shorter-term municipal securities. The Fund has no limitation as to the maturity of municipal securities in which it may invest. The Adviser may adjust the average maturity of the Fund’s portfolio from time to time depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates.

The net asset value of the Fund will change with changes in the value of its portfolio securities. Because the Fund invests primarily in fixed income municipal securities, the net asset value of the Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. Volatility may be greater during periods of general economic uncertainty.

Municipal securities, like other debt obligations, are subject to the credit risk of nonpayment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such nonpayment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal securities experiencing nonpayment and a potential decrease in the net asset value of the Fund. In addition, the Fund may incur expenses to work out or restructure a distressed or defaulted security. Securities below investment grade involve greater risks than higher-grade securities. See “Risks of Investing in Medium- and Lower-Grade Securities” below.

The Fund may invest up to 20% of its total assets in municipal securities that are subject to the federal alternative minimum tax. Accordingly, the Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who could become subject to the federal alternative minimum tax as a result of an investment in the Fund.

From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the current federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the Fund to pay tax exempt interest dividends might be adversely affected and the Fund would re-evaluate its investment objective and policies and consider changes in its structure.

The Fund generally considers investments in municipal securities not to be subject to industry concentration policies (issuers of municipal securities as a group are not an industry) and the Fund may invest in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar economic, political or regulatory occurrences. As the similarity in issuers increases, the potential for fluctuation in the Fund’s net asset value also increases. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its total assets in industrial development revenue bonds issued for companies in the same industry. Sizeable investments in such obligations could involve increased risk to the Fund should any such issuers or any such related projects or facilities experience financial difficulties.

4        Invesco Van Kampen Pennsylvania Tax Free Income Fund

From time to time, the Fund’s investments may include securities as to which the Fund, by itself or together with other funds or accounts managed by the Adviser, holds a major portion or all of an issue of municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when the Adviser believes it is advisable to do so.

Risks of Investing in Medium- and Lower-Grade Securities. Securities that are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturities, but they also generally involve greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Investors should carefully consider the risks of owning shares of a fund which invests in medium- and lower-grade securities before investing in the Fund.

Credit risk relates to an issuer’s ability to make timely payment of interest and principal when due. Medium- and lower-grade securities are considered more susceptible to nonpayment of interest and principal or default than higher-grade securities. Increases in interest rates or changes in the economy may significantly affect the ability of issuers of medium- and lower-grade securities to pay interest and to repay principal, to meet projected financial goals or to obtain additional financing. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund’s securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Fund may be unable to obtain full recovery on such amounts. To minimize the risks involved in investing in medium- and lower-grade securities, the Fund does not purchase securities that are in default or rated in categories lower than B- by S&P or B3 by Moody’s.

Market risk relates to changes in market value of a security that occur as a result of variation in the level of prevailing interest rates and yield relationships in the debt securities market and as a result of real or perceived changes in credit risk. The value of the Fund’s investments can be expected to fluctuate over time. The value of debt securities generally varies inversely with changes in prevailing interest rates. When interest rates decline, the value of a portfolio invested in debt securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in debt securities generally can be expected to decline. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities.

While the Fund has no policy limiting the maturities of the individual debt securities in which it may invest, the Adviser seeks to manage fluctuations in net asset value resulting from changes in interest rates by actively managing the portfolio maturity structure. Secondary market prices of medium- and lower-grade securities generally are less sensitive to changes in interest rates and are more sensitive to general adverse economic changes or specific developments with respect to the particular issuers than are the secondary market prices of higher-grade securities. A significant increase in interest rates or a general economic downturn could severely disrupt the market for medium- and lower-grade securities and adversely affect the market value of such securities. Such events also could lead to a higher incidence of default by issuers of medium- and lower-grade securities as compared with higher-grade securities. In addition, changes in credit risks, interest rates, the credit markets or periods of general economic uncertainty can be expected to result in increased volatility in the market price of the medium- and lower-grade securities in the Fund and thus in the net asset value of the Fund. Adverse publicity and investor perceptions, whether or not based on rational analysis, may affect the value, volatility and liquidity of medium- and lower-grade securities.

The amount of available information about the financial condition of municipal securities issuers is generally less extensive than that for corporate issuers with publicly traded securities and the market for municipal securities is generally considered to be less liquid than the market for corporate debt obligations. In addition, the markets for medium- and lower-grade securities may be less liquid than the markets for higher-grade securities. Liquidity relates to the ability of a fund to sell a security in a timely manner at a price which reflects the value of that security. To the extent that there is no established retail market for some of the medium- and lower-grade securities in which the Fund may invest, trading in such securities may be relatively inactive. Prices of medium- and lower-grade securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer of medium- and lower-grade securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. An economic downturn or an increase in interest rates could severely disrupt the market for such securities and adversely affect the value of outstanding securities or the ability of the issuers to repay principal and interest. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist. Certain municipal securities in which the Fund may invest, such as special obligation bonds, lease obligations, participation certificates and variable rate instruments, may be particularly less liquid. Although the issuer of some such securities may be obligated to redeem such securities at face value, such redemption could result in losses to the Fund to the extent such municipal securities were purchased by the Fund at a premium to face value.

During periods of reduced market liquidity or in the absence of readily available market quotations for medium- and lower-grade securities held in the Fund’s portfolio, the ability of the Fund to value the Fund’s securities becomes more difficult and the judgment of the Fund may play a greater role in the valuation of the Fund’s securities due to the reduced availability of reliable objective data.

The Fund may invest in zero coupon securities or pay-in-kind securities, which are securities not producing immediate cash income, when their effective yield over comparable instruments producing cash income make these investments attractive. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. The Adviser will weigh these concerns against the expected total returns from such instruments. See “Additional Information Regarding Certain Securities” below.

Many medium- and lower-grade securities are not listed for trading on any national securities exchange, and many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As a result, the Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Further, to the extent the Fund owns or may acquire illiquid or restricted medium- and lower-grade

5        Invesco Van Kampen Pennsylvania Tax Free Income Fund

securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

The Fund will rely on the Adviser’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. The amount of available information about the financial condition of certain medium- and lower-grade issuers may be less extensive than other issuers. In its analysis, the Adviser may consider the credit ratings of recognized rating organizations in evaluating securities although the Adviser does not rely primarily on these ratings. Credit ratings of securities rating organizations evaluate only the safety of principal and interest payments, not the market risk. In addition, ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that the creditworthiness of an issuer may change and the rating agencies may fail to change such ratings in a timely fashion. A rating downgrade does not require the Fund to dispose of a security. The Adviser continuously monitors the issuers of securities held in the Fund. Because of the number of investment considerations involved in investing in medium- and lower-grade securities, to the extent the Fund invests in such securities, achievement of the Fund’s investment objective may be more dependent upon the credit analysis of the Adviser than is the case of a fund investing in higher-grade securities.

New or proposed laws may have an impact on the market for medium- and lower-grade securities. The Adviser is unable at this time to predict what effect, if any, legislation may have on the market for medium- and lower-grade securities.

Special tax considerations are associated with investing in certain medium- and lower-grade securities, such as zero coupon or pay-in-kind securities.

Special Risk Considerations Regarding Pennsylvania Municipal Securities. The Fund invests substantially all of its assets in a portfolio of Pennsylvania municipal securities, which are municipal securities the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is, at the time of issuance, exempt from federal and Pennsylvania state income taxes. Because the Fund invests substantially all of its assets in a portfolio of Pennsylvania municipal securities, the Fund is more susceptible to political, economic, regulatory or other factors affecting issuers of Pennsylvania municipal securities than a fund which does not limit its investments to such issuers. These risks include possible legislative, state constitutional or regulatory amendments that may affect the ability of state and local governments or regional governmental authorities to raise money to pay principal and interest on their municipal securities. Economic, fiscal and budgetary conditions throughout the state may also influence the Fund’s performance.

The following information is a summary of a more detailed description of certain factors affecting Pennsylvania municipal securities which is contained in the SAI. Investors should obtain a copy of the SAI for the more detailed discussion of such factors. Such information is derived from certain official statements of the Commonwealth of Pennsylvania published in connection with the issuance of specific Pennsylvania municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and may not apply to all Pennsylvania municipal securities acquired by the Fund. The Fund assumes no responsibility for the completeness or accuracy of such information.

Pennsylvania had been historically identified as a heavy industry state although that reputation changed as the industrial composition of Pennsylvania diversified when the coal, steel and railroad industries began to decline. The major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions. Pennsylvania’s agricultural industries are also an important component of the Commonwealth’s economic structure.

Pennsylvania operates under an annual budget which is formulated and submitted for legislative approval by the Governor each February. The Pennsylvania Constitution requires that the Governor’s budget proposal consist of three parts: (i) a balanced operating budget for the ensuing fiscal year setting forth proposed expenditures and estimated revenues from all sources and, if estimated revenues and available surplus are less than proposed expenditures, recommending specific additional sources of revenue sufficient to pay the deficiency; (ii) a capital budget for the ensuing fiscal year setting forth in detail proposed expenditures to be financed from the proceeds of obligations of the Commonwealth or of its agencies or authorities or from operating funds; and (iii) a financial plan for not less than the succeeding five fiscal years, which includes for each year (a) projected operating expenditures classified by department or agency and by program, and estimated revenues by major categories from existing and additional sources, and (b) projected expenditures for capital projects specifically itemized by purpose and their proposed sources of financing. The General Assembly may add, change or delete any items in the budget prepared by the Governor, but the Governor retains veto power over the individual appropriations passed by the legislature. The Commonwealth’s fiscal year begins on July 1 and ends on June 30.

All outstanding general obligation bonds of the Commonwealth of Pennsylvania are currently rated AA (stable) by S&P and AA2 (negative outlook) by Moody’s. Local municipalities issuing Pennsylvania municipal securities, although impacted in general by the economic condition of the Commonwealth, have credit ratings that are determined with reference to the economic condition of such local municipalities. For example, as of the date hereof, the ratings on the long-term obligations of the City of Philadelphia (the City) supported by payments from the City’s General Fund are currently rated BBB (stable) by S&P and Baa1 (negative outlook) by Moody’s.

Although revenue obligations of the Commonwealth or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that future economic difficulties and the resulting impact on Commonwealth and local government finances will not adversely affect the market value of the portfolio of the Fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

More detailed information concerning Pennsylvania municipal securities and the Commonwealth of Pennsylvania is set forth in the Fund’s SAI.

Additional Information Regarding Certain Securities. The Fund may invest in zero coupon and payment-in-kind securities, which are securities not producing immediate cash income, when the Adviser believes the effective yield on such securities over comparable instruments paying cash income makes these investments attractive. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop.

Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuations in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative than are securities that pay interest periodically in cash.

Special tax considerations are associated with investing in zero coupon and payment-in-kind securities. The Adviser will weigh these concerns against the expected total returns from such instruments.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Fund’s use of

6        Invesco Van Kampen Pennsylvania Tax Free Income Fund

derivatives may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, most commonly equity and debt securities, indexes, interest rates and other assets. Derivatives often have risks similar to the securities underlying the derivatives and may have additional risks of the derivatives as described herein. The Fund’s use of derivatives may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivatives, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. A more complete discussion of derivatives and their risks is included in the Fund’s SAI.

Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Other Investments and Risk Factors. The Fund may purchase and sell securities on a when-issued and delayed delivery basis whereby the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. The Fund accrues no income on such securities until the Fund actually takes delivery of such securities. These transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. The Fund will only make commitments to purchase such securities with the intention of actually acquiring these securities, but the Fund may sell these securities prior to settlement if it is deemed advisable. When a Fund is the buyer in such a transaction, the Fund will segregate cash and/or liquid securities having an aggregate value at least equal to the amount of such purchase commitments until payment is made. No specific limitation exists as to the percentage of the Fund’s assets which may be used to acquire securities on a when-issued and delayed delivery basis.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Fund is contained in the Fund’s SAI.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, yield differentials, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in high-quality, short-term Pennsylvania municipal securities. If such municipal securities are not available or, in the judgment of the Adviser, do not afford sufficient protection against adverse market conditions, the Fund may invest in high-quality municipal securities of issuers other than issuers of Pennsylvania municipal securities. Furthermore, if such high-quality securities are not available or, in the judgment of the Adviser, do not afford sufficient protection against adverse market conditions, the Fund may invest in taxable securities. Such taxable securities are securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, other investment grade quality debt securities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million and repurchase agreements. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The

7        Invesco Van Kampen Pennsylvania Tax Free Income Fund

Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.600%

Over $500 million	0.500%

The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.13%, Class B shares to 1.88%, Class C shares to 1.88% and Class Y shares to 0.88% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Mark Paris, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Paris was associated with Van Kampen Asset Management in an investment management capacity (2002 to 2010).

■	Julius Williams, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Williams was associated with Van Kampen Asset Management (2000 to 2010).

■	Robert Wimmel, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Wimmel was associated with Van Kampen Asset Management in an investment management capacity (1996 to 2010).]

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 4.75% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective(s) and strategies, that its distributions if any, will consist primarily of income that is exempt from federal and Pennsylvania income taxes to the extent they are derived from Pennsylvania’s municipal obligations.

Dividends
The Fund generally declares dividends from net investment income daily and pays them monthly.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

8        Invesco Van Kampen Pennsylvania Tax Free Income Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

9        Invesco Van Kampen Pennsylvania Tax Free Income Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen Pennsylvania Tax Free Income Fund
SEC 1940 Act file number: 811-09913

invescoaim.com VK-PTFI-PRO-1

Prospectus	February 12, 2010

Class: A (VASCX), B (VBSCX), C (VCSCX), Y (VISCX)
Invesco Van Kampen Small Cap Growth Fund

Invesco Van Kampen Small Cap Growth Fund’s investment objective is to seek capital appreciation.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	5
The Advisers	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Sales Charges	5
Distributions	6
Dividends	6
Capital Gains Distributions	6

Financial Highlights	7

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen Small Cap Growth Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)[1]	2.00%	2.00%	2.00%	2.00%

1	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.80%	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses[1]	0.35	0.35	0.35	0.35

Total Annual Fund Operating Expenses[1]	1.40	2.15	2.15	1.15

Fee Waiver[2]	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38	2.13	2.13	1.13

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.40%, Class B shares to 2.15%, Class C shares to 2.15% and Class Y shares to 1.15% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above:(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$683	$965

Class B	716	969

Class C	316	669

Class Y	115	361

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$683	$965

Class B	216	669

Class C	216	669

Class Y	115	361

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in common stocks and other equity securities of small companies that it believes have above-average potential for capital appreciation. Under current market conditions, the Adviser generally defines small companies by reference to those companies up to the capitalization range of companies represented in the Russell 2000® Index for the past two years (which consists of companies up to the capitalization range of approximately $5.6 billion as of December 31, 2009).

The Adviser uses a bottom-up stock selection process seeking attractive growth opportunities on an individual company basis. The Adviser believes that stock prices are driven by expected earnings growth, the expected long-term sustainability of that growth and the market’s valuation of those factors. Therefore, in selecting securities for investment, the Adviser seeks those companies that it believes are currently mispriced based on growth expectations and the sustainability of that growth in the market. The Adviser generally sells securities of a company when it believes the company’s growth potential, and/or the sustainability of that growth, flattens or declines.

The Fund may invest up to 25% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in real estate investment trusts (REITs). The Fund may purchase and sell options, futures contracts, options on futures contracts and forward contracts, which are derivatives, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

1        Invesco Van Kampen Small Cap Growth Fund

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.

Risks of Small Capitalization Companies. Small capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small capitalization companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and are generally less liquid than the equity securities of larger companies.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Matthew Hart	Portfolio Manager	Since Inception

Justin A. Speer	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek capital appreciation. Any income received from the investment of portfolio securities is incidental to the Fund’s objective. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks and other equity securities of small companies that the Adviser believes have above-average potential for capital appreciation.

The Adviser uses a bottom-up disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Adviser relies on its research capabilities and company/analyst meetings in reviewing companies. The Adviser believes that stock prices are driven by expected earnings growth, the expected long-term sustainability of that growth and the market’s valuation of those factors. Therefore, in selecting securities for investment, the Adviser seeks those companies that it believes are currently mispriced based on growth expectations and the sustainability of that growth in the market. The Fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions. The Adviser expects that many of the companies in which the Fund invests may, at the time of investment, be experiencing

2        Invesco Van Kampen Small Cap Growth Fund

higher rates of earnings growth than average. The securities of such companies may trade at higher prices to earnings ratios relative to more established companies and rates of earnings growth may be higher than the market average. Stock prices of these companies may tend to be more volatile.

The Fund emphasizes a growth style of investing and focuses primarily on small companies. The market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments. Investments in small companies may offer greater opportunities for capital appreciation than larger, more established companies, but also may involve special risks. The securities of small companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. During an overall stock market decline, stock prices of small or unseasoned companies often fluctuate more and may fall more than stock prices of larger, more established companies. Historically, stocks of small companies have sometimes gone through extended periods when they did not perform as well as stocks of larger companies.

Investment opportunities for small capitalization, growth company securities may be more limited than those in other sectors of the market. To facilitate the management of the Fund’s portfolio, the Fund may from time to time suspend the continuous offering of its shares to investors. As market conditions permit, the Fund may reopen sales of the Fund’s shares to investors. Any such limited offerings of the Fund may commence and terminate without any prior notice.

Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities of small companies at the time of investment. The Fund’s policy in the foregoing sentence may be changed by the Fund’s Board without shareholder approval, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes. Under current market conditions, the Adviser generally defines small companies by reference to those companies up to the capitalization range of companies represented in the Russell 2000® Index for the past two years (which consists of companies up to the capitalization range of approximately $5.6 billion as of December 31, 2009).

The companies and industries in which the Fund invests will change over time depending on the assessment of the Adviser of growth opportunities. Although the Fund limits its investments to up to (but not including) 25% of its total assets in any single industry, a significant portion of the Fund’s assets may be invested in securities of companies in the same sector of the market. This may occur, for example, when the Adviser believes that several companies in the same sector each offer attractive growth opportunities. To the extent that the Fund invests a significant portion of its assets in a limited number of market sectors, the Fund will be more susceptible to economic, political, regulatory and other factors influencing such sectors.

The Fund does not limit its investments to any single group or type of security. The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources, distribution channels, financial resources, or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. Investments in unseasoned companies, or companies with special circumstances or unusual developments, often involve much greater risks than are inherent in other types of investments, and securities of such companies may be more likely to experience unexpected fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.

The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. The Adviser generally sells securities of a company when it believes the company’s growth potential, and/or the sustainability of that growth, flattens or declines. Other factors may include changes in the company’s operations or relative market performance, changes in the appreciation possibilities offered by individual securities, changes in the market trends or other factors affecting an individual security, changes in economic or market factors in general or with respect to a particular industry, and other circumstances bearing on the desirability of a given investment. In addition, if an individual stock position appreciates to a point where it begins to account for a larger percentage of the Fund’s assets, the Adviser may sell a portion of the position held.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

The Fund invests primarily in common stocks and also may invest in other equity securities as described herein.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities

3        Invesco Van Kampen Small Cap Growth Fund

may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

REITs. The Fund may invest up to 10% of its total assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.

Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers determined by Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. Derivatives transactions may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, most commonly equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objective and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

The use of derivatives involve risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies

4        Invesco Van Kampen Small Cap Growth Fund

with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy under guidelines approved by the Board.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Fund is contained in the Fund’s SAI.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks, and in investment grade corporate debt securities. Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.800%

Next $500 million	0.750%

Over $1 billion	0.700%

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	[Matthew Hart, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Hart was associated with Van Kampen Asset Management in an investment management capacity (1997 to 2010). Mr. Hart is the lead portfolio manager of the Fund.

■	Justin A. Speer, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Speer was associated with Van Kampen Asset Management in an investment management capacity (May 2008 to 2010). Prior to May 2008, he worked as an equity research analyst at Credit Suisse.]

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

5        Invesco Van Kampen Small Cap Growth Fund

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of either ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

6        Invesco Van Kampen Small Cap Growth Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

7        Invesco Van Kampen Small Cap Growth Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen Small Cap Growth Fund
SEC 1940 Act file number: 811-09913

invescoaim.com VK-SCG-PRO-1

Prospectus   February 12, 2010
Class A (VTFXX)
Invesco Van Kampen Tax Free Money Fund
Invesco Van Kampen Tax Free Money Fund’s investment objective is to seek to provide investors with a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investments in a diversified portfolio of municipal securities that will mature within twelve months of the date of purchase.
This prospectus contains important information about the Class A shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■   is not FDIC insured;
■   may lose value; and
■   is not guaranteed by a bank.

2

Fund Summary	4
Investment Objective, Strategies, Risks and Portfolio Holdings	8
Fund Management	11
The Advisers	11
Adviser Compensation	11
Other Information	12
Sales Charges	12
Distributions	12
Dividends	12
Capital Gains Distributions	12
Financial Highlights	13
Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14
Obtaining Additional Information	Back Cover

3

Fund Summary
Investment Objective
The Fund’s investment objective is to seek to provide investors with a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investments in a diversified portfolio of municipal securities that will mature within twelve months of the date of purchase.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Class:	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Class A
Management Fees	0.45%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	0.73%

Total Annual Fund Operating Expenses[1]	1.43%

Fee Waiver[2]	0.04%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.39% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account,

4

and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$142	$444
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of high-quality municipal securities. Municipal securities generally are issued by state and local governments or regional governmental authorities to raise money for their daily operations or special projects and the interest on municipal securities generally is exempt from federal income tax. Under normal market conditions, the Fund invests substantially all of the Fund’s assets in municipal securities whose interest is exempt from federal income tax (including the federal alternative minimum tax) at the time of investment. The Fund seeks to maintain a constant net asset value of $1.00 per share by investing in money market securities with remaining maturities of not more than 12 months and with a dollar-weighted average maturity of not more than 90 days.
The Fund buys and sells securities for investment with a view to seeking a high level of tax-exempt interest income. In selecting securities for investment, the Adviser seeks those securities that it believes entail reasonable credit risk considered in relation to the Fund’s investment policies. The Adviser may sell such securities to adjust the average maturity or credit quality of the Fund’s investment portfolio. The Fund’s investments are limited to those securities that meet maturity, quality and diversification standards with which money market funds must comply.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline and adversely affect the Fund’s net asset value. The prices of debt securities tend to fall as interest rates rise. Market risk is expected to be low for the Fund because it invests in high-quality, short-term securities.

5

Income risk. The income you receive from the Fund is based primarily on short-term interest rates, which can vary widely over time. If short-term interest rates drop, your income from the Fund may drop as well.
Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. While credit risk is expected to be low for the Fund because it invests in high-quality securities, an investment in the Fund is not risk free. The Fund is still subject to the risk that the issuers of such securities may experience financial difficulties and, as a result, fail to pay on their obligations.
Municipal securities risk. The Fund invests primarily in municipal securities. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. While the interest received from municipal securities generally is exempt from federal income tax, the Fund may from time to time invest a portion of its net assets in taxable securities. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.
The minimum investments for Class A shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

6

Tax Information
The Fund’s distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

7

Investment Objective, Strategies, Risks and Portfolio Holdings
Objective
The Fund’s investment objective is to seek to provide investors with a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investments in a diversified portfolio of municipal securities that will mature within twelve months of the date of purchase. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies and Risks
The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of high-quality municipal securities. Municipal securities are obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which (in the opinion of bond counsel or other counsel to the issuer or the Fund) is exempt from federal income tax at the time of issuance. Under normal market conditions, up to 100%, but not less than 80%, of the Fund’s net assets are invested in such securities. All of the Fund’s investments are subject to the limitation that they mature within one year of the date of their purchase or are subject to repurchase agreements maturing within one year. The Fund also may invest in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities, or securities that are fully collateralized by such obligations or other securities acceptable to the Adviser. Under normal market conditions, the Fund may from time to time invest temporarily up to 20% of its net assets in taxable securities (or municipal securities subject to the federal alternative minimum tax) of at least comparable quality to the municipal securities in which the Fund invests.
The Fund seeks to maintain a constant net asset value of $1.00 per share by investing in money market securities with remaining maturities of not more than 12 months and with a dollar-weighted average maturity of not more than 90 days.
The Fund invests in high-quality municipal securities which are securities (a) rated in one of the two highest ratings categories by any two nationally recognized statistical rating organizations (NRSROs) such as Standard & Poor’s (S&P) or Moody’s Investors Service, Inc. (Moody’s) (i.e., at least AA by S&P or Aa by Moody’s for bonds, at least MIG-2 or VMIG-2 by Moody’s for short-term municipal securities or at least A-2 or SP-2 by S&P or P-2 by Moody’s for municipal commercial paper) (or any one NRSRO if the instrument was rated by only one such organization) or (b) unrated municipal securities, if such securities are of comparable quality as determined in accordance with procedures established by the Fund’s Board or if such securities were long-term securities at the time of issuance but have remaining lives of 365 days or less and have received long-term ratings in one of the three highest long-term ratings categories by any two NRSROs (i.e., A or higher by S&P and Moody’s) (or any one NRSRO if the instrument was rated by only one such organization). Credit quality at the time of purchase determines which securities may be acquired. Subsequent downgrades in ratings may require reassessment of the credit risks presented by such securities and may even require their sale. NRSROs assign ratings based upon their opinions as to the quality of the securities they undertake to rate, but they do not base their assessment on the market risk of such securities. It should be emphasized that ratings are general and are not absolute standards of quality.
In selecting securities for investment, the Adviser seeks to add value and limit risk through careful security selection and by actively managing the Fund’s portfolio. The Fund focuses on those securities that meet maturity, quality and diversification standards with which money market funds must comply. While the Fund intends to hold portfolio securities until maturity, the Adviser from time to time may sell such securities prior to maturity depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates or to maintain a stable share price or average maturity of the Fund’s portfolio.
The Fund’s dividend and yield are expected to change daily based upon changes in interest rates and other market conditions. Although the Fund is managed to maintain a stable $1.00 share price, there is no guarantee that the Fund will be able to do so.
The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities. The markets for securities in which the Fund may invest may not

8

function properly, which may affect the value of such securities. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.
Municipal Securities. The issuers of municipal securities obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. Certain types of municipal securities are issued to obtain funding for privately operated facilities.
The Fund invests in municipal securities scheduled to mature in twelve months or less, which includes, but is not limited to, tax, revenue, bond and grant anticipation notes; construction loan notes; tax-exempt commercial paper; and variable or floating rate demand notes. Anticipation notes generally are sold in anticipation of receiving future taxes, intergovernmental grants or other types of revenues such as those under state aid programs and generally are sold to obtain temporary funds for various public purposes. Construction loan notes generally are issued to provide short-term construction financing for multi-family housing projects, and frequently are insured by U.S. governmental agencies or instrumentalities. Tax-exempt commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. Variable rate instruments provide for adjustment of the interest rates on set dates and upon such adjustment can reasonably be expected to have market values that approximate amortized cost. Floating rate instruments provide for adjustment of the interest rates based on a known lending rate, such as a bank’s prime rate, and may be adjusted when such rate changes, or the interest rate may be a market rate that is adjusted at specified intervals, and at any time can reasonably be expected to have market values that approximate amortized cost. Demand instruments generally are long-term obligations which allow the purchaser, at its discretion, to redeem the securities before final maturity (typically 7 to 30 days), which under federal guidelines allow the Fund to consider such securities as having maturities less than the date on the face of such instrument. Municipal securities may not be backed by the faith, credit and taxing power of the issuer.
The ability of the Fund to achieve its investment objective is dependent on a number of factors, including the skills of the Adviser in purchasing municipal securities with higher yields and whose issuers have the continuing ability to meet their obligations for payment of interest and principal when due. The ability to achieve a high level of income is dependent on the yields of the securities in the portfolio. Yields on municipal securities are the product of a variety of factors, including general money market conditions, general conditions of the municipal securities market, size of a particular offering, the maturity of the obligation and rating of the issue. NRSROs assign ratings based upon their opinions as to the quality of the securities they undertake to rate, but they do not base their assessment on the market risk of such securities. It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while municipal securities of the same maturity and coupon with different ratings may have the same yield.
Additionally, from time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the current federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the Fund to pay tax-exempt interest dividends might be adversely affected and the Fund would re-evaluate its investment objective and strategies and consider changes in its structure, including recommending to the shareholders changes in the Fund’s investment objective.
Other Investment and Risk Factors
For cash management and investment purposes, the Fund may engage in repurchase agreements collateralized by U.S. government securities. Such transactions are considered loans by the Fund and are subject to the risk of default by the counterparty broker-dealer, bank or other financial institution to the transactions. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Fund’s Board. Investments in repurchase agreements of more than seven days are limited in conjunction with the Fund’s limitation in illiquid securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, although no more than 25% of the Fund’s total assets will be invested in such manner. The Fund accrues no income on such securities until the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price. The yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered

9

to be advantageous. When the Fund is a buyer in such a transaction, it will segregate cash and/or liquid securities having an aggregate value at least equal to the amount of its purchase commitment until payment is made. The Fund will engage in when-issued and delayed delivery transactions for the purpose of acquiring securities consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage.
The Fund also may purchase municipal securities which provide for the right to resell them back to an issuer, a bank, or a broker-dealer at an agreed upon price or yield within a specified period of time prior to the maturity date of such securities. These securities are known as “put” securities or securities with stand-by commitments. The Fund may pay a higher price for such securities than would otherwise be paid for the same security without a put. The primary purpose of purchasing these securities is to permit the Fund to be as fully invested as practicable in municipal securities while at the same time providing the Fund with greater liquidity. The Fund’s policy is to enter into these transactions only with issuers, banks or broker-dealers that are determined by the Adviser to present minimal credit risks. If an issuer, bank or broker-dealer should default on its obligation to repurchase, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.
The Fund may invest up to 10% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

10

Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $500 million	0.450%

Next $250 million	0.375%

Next $250 million	0.325%

Next $500 million	0.300%

Next $500 million	0.275%

Next $500 million	0.250%

Next $500 million	0.225%

Next $12 billion	0.200%

Over $15 billion	0.199%
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

11

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 4.75% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information — Initial Sales Charges (Class A Shares Only)” section of the prospectus.
Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of tax-exempt income.
Dividends
The Fund generally declares dividends from net investment income daily and pays them monthly.
Capital Gains Distributions
The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. Because the Fund is a money market Fund, it does not expect to realize any long-term capital gains and losses.

12

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

13

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
t

■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

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Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc.
P.O. Box 4739, Houston, TX 77210-4739
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site:
www.invescoaim.com
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Van Kampen Tax Free Money Fund
SEC 1940 Act file
number: 811-09913

14

Prospectus	February 12, 2010
Institutional Class

Invesco Van Kampen Equity and Income Fund (ACEKX)

Prospectus     February 12, 2010
Invesco Van Kampen Equity and Income Fund (ACEKX)
Invesco Van Kampen Equity and Income Fund’s investment objective is to seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.
This prospectus contains important information about the Institutional Class shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■	is not FDIC insured;

■	may lose value; and

■	is not guaranteed by a bank.

2

Fund Summary	4
Investment Objectives, Strategies, Risks and Portfolio Holdings	8
Fund Management	15
The Advisers	15
Adviser Compensation	15
Portfolio Managers	15
Other Information	17
Distributions	17
Dividends	17
Capital Gains Distributions	17
Financial Highlights	18
Shareholder Account Information	A-1
Suitability of Investors	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Exchanging Shares	A-2
Rights Reserved by the Funds	A-3
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-3
Pricing of Shares	A-4
Taxes	A-5
Payments to Financial Intermediaries	A-7
Important Notice Regarding Delivery of Security Holder Documents	A-7
Obtaining Additional Information	Back Cover

3

Fund Summary
Investment Objectives
The Fund’s investment objective is to seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Class:	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional Class
Management Fees	0.35%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	0.16%

Total Annual Fund Operating Expenses[1]	0.51%

Fee Waiver[2]	0.04%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.47%

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

4

[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to 0.57% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$48	$155
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity securities (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Adviser believes offer the potential for income with safety of principal and long-term growth of capital. Portfolio securities are typically sold when the assessments of the Adviser of the income or growth potential of such securities materially change.
Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 15% of its total assets in real estate investment trusts (REITs). The Fund may purchase and sell options, futures contracts and options on futures contracts, structured notes and other types of structured investments and swaps, which are derivative instruments, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. The securities of small- and medium-sized companies are subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

5

Income risk. The ability of the Fund’s equity securities to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest income on debt securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term. If dividends are reduced or discontinued or interest rates drop, distributions to shareholders from the Fund may drop as well.
Call risk. If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders and termination of any conversion option on convertible securities.
Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Because the Fund generally invests only in investment grade-quality debt securities, it is subject to a lower level of credit risk than a fund investing in lower-quality securities.
Foreign risks. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. The Fund may also invest in issuers in developing or emerging market countries, which are subject to greater risks than investments in securities of issuers in developed countries.
Risks of investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. In addition, REITs depend upon specialized management skills, may less diversified, may have lower trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.
Risks of derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date
[Thomas B. Bastian	Portfolio Manager	Since Inception

Mary Jayne Maly	Portfolio Manager	Since Inception

James O. Roeder	Portfolio Manager	Since Inception

Mark J. Laskin	Portfolio Manager	Since Inception

Sergio Marcheli	Portfolio Manager	Since Inception]

6

Portfolio Managers	Title	Service Date
Cynthia Brien	Portfolio Manager	Since Inception

Chuck Burge	Portfolio Manager	Since Inception
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-659-1005.
The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment		Additional Investments
Type of Account	Per Fund		Per Fund
Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0		$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10	Million	$0

Banks, Trust Companies and certain other financial intermediaries	$10	Million	$0

Financial Intermediaries and other Corporations acting for their own accounts, Foundations and Endowments	$1	Million	$0

Foundations or Endowments	$1	Million	$0

Other institutional investors	$1	Million	$0
Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Investment Objectives, Strategies, Risks and Portfolio Holdings
Investment Objectives
The Fund’s investment objective is to seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies and Risks
The Fund invests primarily in securities which provide the highest possible income as is consistent with safety of principal. To the extent possible, considering its primary investment objective, the Fund seeks long-term growth of capital as an important secondary objective.
The Fund, under normal conditions, invests at least 65% of its total assets in income-producing equity investments. Income-producing equity investments are dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash).
The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or rated BBB or higher by Standard & Poor’s (S&P) or in unrated securities considered by the Adviser to be of comparable quality. It is also the operating policy of the Fund to invest not more than 10% of its total assets in debt securities rated Baa by Moody’s or BBB by S&P or in unrated securities considered by the Adviser to be of comparable quality. These operating policies do not apply to convertible securities which are selected primarily on the basis of their equity characteristics. Ratings at the time of purchase determine which securities may be acquired, and a subsequent reduction in ratings does not require the Fund to dispose of a security. Securities rated Baa by Moody’s or BBB by S&P are considered by the rating agencies to be medium grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. Debt securities with longer maturities generally tend to produce higher yields and are subject to greater market price fluctuations as a result of changes in interest rates than debt securities with shorter maturities.
In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Fund emphasizes a value style of investing and seeks income-producing securities which have attractive growth potential on an individual company basis. The Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund’s style presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market. The Fund may, however, invest in securities which do not pay dividends or interest. The Fund may invest in securities that have above average volatility of price movement including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Fund will vary based upon the Fund’s investment performance. In an effort to reduce the portfolio’s overall exposure to any individual security price decline, the Fund spreads its investments over many different companies in a variety of industries.
The Fund may invest to a larger degree in larger size companies, although the Fund is not required to do so exclusively and may invest in companies of any size including securities of small- and medium-sized companies. The securities of small- and medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Thus, to the extent the Fund invests in small- and medium-sized companies, it will be subject to greater risk than that assumed through investment in the securities of larger-sized companies.

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The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances affecting the desirability of a given investment.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. The Fund’s policy in the foregoing sentence may be changed by the Board, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.
As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.
The Fund invests primarily in income-producing equity securities as described herein, and the Fund also may invest in investment grade quality debt securities.
Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. The Fund may purchase convertible securities rated below investment grade (i.e., Ba or lower by Moody’s or BB or lower by S&P). Securities rated below investment grade are commonly known as junk bonds. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer’s continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.
Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.
Debt securities. The Fund also may invest in debt securities of various maturities. The Fund invests only in debt securities that are investment grade at the time of investment, and a subsequent reduction in rating does not require the Fund to dispose of a security.

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Securities rated BBB by S&P or Baa by Moody’s are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-rated securities.
The Fund may invest in collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS). CMOs are debt obligations collateralized by mortgage loans or mortgage-related securities which generally are held under an indenture issued by financial institutions or other mortgage lenders or issued or guaranteed by agencies or instrumentalities of the U.S. government. CMBS are generally multi-class or pass-through securities issued by special purpose entities that represent an interest in a portfolio of mortgage loans backed by commercial properties. The yield and payment characteristics of mortgage-backed securities differ from traditional fixed income securities. Interest and principal payments are made regularly and frequently, usually monthly, over the life of the mortgage loans unlike traditional fixed income securities and principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. Faster or slower prepayments than expected on underlying mortgage loans can dramatically alter the valuation and yield to maturity of a mortgage-backed security. The value of most mortgage-backed securities, like traditional fixed income securities, tends to vary inversely with changes in prevailing interest rates (i.e., as interest rates increase, the value of such securities decrease). Mortgage-backed securities, however, may benefit less than traditional fixed income securities from declining interest rates because prepayment of mortgages tends to accelerate during periods of declining interest rates. This means some of the Fund’s higher yielding securities may be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase new securities at prevailing interest rates. Alternatively, during periods of rising interest rates, mortgage-backed securities are often more susceptible to extension risk (i.e., rising interest rates could cause a borrower to prepay a mortgage loan more slowly than expected when the security was purchased by the Fund which may further reduce the market value of such security and lengthen the duration of such security) than traditional fixed income securities. If the collateral securing a CMO or any third party guarantees are insufficient to make payments, the Fund could sustain a loss. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).
Stripped mortgage-backed securities (hereinafter referred to as stripped mortgage securities) are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities usually are structured with two classes that receive different proportions of the interest and principal distributions on a pool of underlying assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse affect on the securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. PO securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Furthermore, if the underlying mortgage assets experience less than the anticipated volume of prepayments of principal, the yield of POs could be materially adversely affected. The market values of IOs and POs are subject to greater risk of fluctuation in response to changes in market rates of interest than many other types of government securities and, to the extent the Fund invests in IOs and POs, such investments increase the risk of fluctuations in the net asset value of the Fund. Although the market for stripped securities is increasingly liquid, certain of such securities may not be readily marketable and will be considered illiquid for purposes of the Fund’s limitation on investments in illiquid securities.
The financial markets in general are subject to volatility and may at times experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities, debt securities and derivative instruments. During such periods, debt securities of all credit qualities may become illiquid or difficult to sell at a time and a price that the Fund would like. The markets for other securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and it is not possible to predict what effect, if any, such legislation may have on the Fund.

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REITs. The Fund may invest up to 15% of its total assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.
Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.
In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.
Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.
The Fund may invest in securities of issuers in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.
In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.
Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

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The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). A foreign currency forward contract is a negotiated agreement between the contracting to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.
The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.
Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivative transactions may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, most commonly equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.
The Fund also may invest a portion of its assets in structured notes and other types of structured investments (referred to collectively as structured products). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Investments in structured notes involve

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risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.
Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured investment vehicles generally pay their share of the investment vehicle’s administrative and other expenses. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.
Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy under guidelines approved by the Board.
The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
Further information about these types of investments and other investment practices that may be used by the Fund is contained in the Fund’s SAI.
The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for income or capital growth has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.
Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements. Under normal market conditions, the potential for income and capital growth on these securities will tend to be lower than the potential for income and capital growth on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objectives.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

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Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

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Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $150 million	0.500%

Next $100 million	0.450%

Next $100 million	0.400%

Over $350 million	0.350%
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
[Thomas B. Bastian, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Bastian was associated with Van Kampen Asset Management (2003 to 2010). Mr. Bastian is the lead portfolio manager of the Fund.
Mary Jayne Maly, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Maly was associated with Van Kampen Asset Management (1992 to 2010).
James O. Roeder, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Roeder was associated with Van Kampen Asset Management (1999 to 2010).
Mark J. Laskin, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Laskin was associated with Van Kampen Asset Management (2000 to 2010).

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Sergio Marcheli, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Van Kampen Asset Management (2002 to 2010).
Cynthia Brien, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1996.
Chuck Burge, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2002.
Messrs. Roeder, Laskin and Ms. Maly assist Mr. Bastian in the management of the equity holdings of the Fund. Ms. Brien and Mr. Burge are responsible for the management of the fixed income holdings of the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research.]
A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

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Other Information
Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

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Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

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Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the AIM Funds, Invesco Funds and Invesco Van Kampen Funds (the Funds), which are offered only to certain eligible institutional investors.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of Fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediaries acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10 million	$0

Banks, Trust Companies and certain other financial intermediaries	$10 million	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1 million	$0

Foundations or Endowments	$1 million	$0

Other institutional investors	$1 million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., fund of funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366732 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

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INSTCL—02/10

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the Securities and Exchange Commission (SEC) declares an emergency or normal trading is halted on the NYSE.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

    AIM China Fund
AIM Developing Markets Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM High Yield Fund AIM International Allocation Fund AIM International Core Equity Fund AIM International Growth Fund AIM International Small Company Fund AIM International Total Return Fund	AIM Japan Fund AIM Trimark Fund Invesco Van Kampen Emerging Markets Fund Invesco Van Kampen High Yield Fund Invesco Van Kampen International Growth Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same

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day. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.

Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.
■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Suspend, change or withdraw all or any part of the offering made by this Prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except AIM Limited Maturity Treasury Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Aim Distributors, the distributor of the Funds, an Invesco Affiliate, or one or more of its corporate affiliates (collectively, Invesco Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc.
P.O. Box 4739, Houston, TX 77210-4739
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site:
www.invescoaim.com
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Van Kampen Equity and Income
Fund
SEC 1940 Act file
number: 811- 09913

19

Prospectus	February 12, 2010

Institutional Class

Invesco Van Kampen Growth and Income Fund (ACGQX)

Prospectus            February 12, 2010
Invesco Van Kampen Growth and Income Fund (ACGQX)
Invesco Van Kampen Growth and Income Fund’s investment objective is to seek income and long-term growth of capital.
This prospectus contains important information about the Institutional Class shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
▪    is not FDIC insured;
▪    may lose value; and
▪    is not guaranteed by a bank.

2

Fund Summary	4
Investment Objectives, Strategies, Risks and Portfolio Holdings	8
Fund Management	12
The Advisers	12
Adviser Compensation	12
Portfolio Managers	12
Other Information	14
Distributions	14
Dividends	14
Capital Gains Distributions	14
Financial Highlights	15
Shareholder Account Information	A-1
Suitability of Investors	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Exchanging Shares	A-2
Rights Reserved by the Funds	A-3
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-3
Pricing of Shares	A-4
Taxes	A-5
Payments to Financial Intermediaries	A-7
Important Notice Regarding Delivery of Security Holder Documents	A-7
Obtaining Additional Information	Back Cover

3

Fund Summary
Investment Objective
The Fund’s investment objective is to seek income and long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Class:	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional Class
Management Fees	0.36%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	0.14%

Total Annual Fund Operating Expenses[1]	0.50%

Fee Waiver[2]	0.01%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

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[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to 0.63% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Institutional Class	$50	$158
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of income-producing equity securities. Income-producing equity securities are common stocks and convertible securities (although investments are also made in non-convertible preferred stocks and debt securities). In selecting securities for investment, the Fund focuses primarily on the security’s potential for income and capital growth. The Adviser may invest to a larger degree in larger capitalization (or large cap) companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Adviser of the income and growth potential for such securities materially change. Under current market conditions, the Adviser generally defines large capitalization companies by reference to those companies with capitalizations within or above those companies represented in the Russell 1000® Index. Russell 1000® Value Index. As of December 31, 2009, these market capitalizations ranged between $263 million and $332.7 billion.
The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 15% of its total assets in real estate investment trusts (REITs). The Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Principal Risks of Investing in the Fund
Investors who need a more assured level of current income should be aware that the Fund’s income will fluctuate and that seeking income is only a part of the Fund’s overall investment objective. Similarly, investors who seek only long-term growth should be aware that the Fund seeks to generate income and that long-term growth of capital is only a part of the Fund’s overall investment objective.
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. Small or medium-sized

5

companies are often subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. The ability of the Fund’s portfolio holdings to generate income is dependent on the earnings and the continuing declaration of dividends by the issuers of such securities. The values of income-producing equity securities may or may not fluctuate in tandem with overall changes in the stock markets. The Fund’s investments in other fixed income or debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The market prices of such securities tend to fall as interest rates rise, and such declines may be greater among securities with longer maturities. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.
Foreign risks. The risks of investing in securities of foreign issuers, including emerging markets issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.
Risks of investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. In addition, REITs depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.
Risks of derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Thomas B. Bastian	Portfolio Manager	Since Inception

Mary Jayne Maly	Portfolio Manager	Since Inception

James O. Roeder	Portfolio Manager	Since Inception

Mark J. Laskin	Portfolio Manager	Since Inception

Sergio Marcheli	Portfolio Manager	Since Inception]
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-659-1005.
The minimum investments for Institutional Class shares for Fund accounts are as follows:

6

	Initial Investment		Additional Investments
Type of Account	Per Fund		Per Fund
Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0		$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10	Million	$0

Banks, Trust Companies and certain other financial intermediaries	$10	Million	$0

Financial Intermediaries and other Corporations acting for their own accounts, Foundations and Endowments	$1	Million	$0

Foundations or Endowments	$1	Million	$0

Other institutional investors	$1	Million	$0
Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

7

Investment Objective, Strategies, Risks and Portfolio Holdings
Investment Objective
The Fund’s investment objective is to seek income and long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated investment grade, which are securities rated within the four highest grades assigned by Standard & Poor’s (S&P) or by Moody’s Investors Service, Inc. (Moody’s).
In selecting securities for investment, the Fund focuses primarily on the security’s potential for income and capital growth. The Adviser may invest to a larger degree in larger capitalization companies that it believes possess characteristics for improved valuation. Under current market conditions, the Adviser generally defines large capitalization companies by reference to those companies with capitalizations within or above those companies represented in the Russell 1000® Index. Russell 1000® Value Index. As of December 31, 2009, these market capitalizations ranged between $263 million and $332.7 billion. The Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although the Fund may invest to a larger degree on larger capitalization companies, the Fund may invest in securities of small or medium-sized companies which often are subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.
The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.
As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.
While the Fund invests primarily in income-producing equity securities, the Fund also may invest in non-convertible adjustable or fixed rate preferred stock and debt securities.
Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary

8

with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Up to 15% of the Fund’s total assets may be invested in convertible securities that are below investment grade quality. Debt securities rated below investment grade are commonly known as junk bonds. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer’s continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.
Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.
Debt securities. The Fund also may invest in debt securities of various maturities. The Fund invests only in debt securities rated investment grade at the time of investment, and a subsequent reduction in rating does not require the Fund to dispose of a security. Securities rated BBB by S&P or Baa by Moody’s are in the lowest of the four investment grades and are considered by the rating agencies to be medium grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. The market prices of longer-term debt securities generally tend to fluctuate more in response to changes in interest rates than shorter-term debt securities.
REITs. The Fund may invest up to 15% of its total assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.
Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

9

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.
Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.
The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.
In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.
Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.
The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. Derivatives transactions may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, most commonly equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable

10

regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.
Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Fund under guidelines approved by the Board.
The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for income or capital growth has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.
Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million, repurchase agreements and in investment grade corporate debt securities. Under normal market conditions, the potential for income or capital growth on these securities will tend to be lower than the potential for income or capital growth on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

11

Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $150 million	0.500%

Next $100 million	0.450%

Next $100 million	0.400%

Over $350 million	0.350%
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
[Thomas B. Bastian, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Bastian was associated with Van Kampen Asset Management in an investment management capacity (2003 to 2010). Mr. Bastian is the lead portfolio manager of the Fund.
Mary Jayne Maly, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Maly was associated with Van Kampen Asset Management in an investment management capacity (1992 to 2010).
James O. Roeder, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Roeder was associated with Van Kampen Asset Management in an investment management capacity (1999 to 2010).
Mark J. Laskin, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Laskin was associated with Van Kampen Asset Management in an investment management capacity (2000 to 2010).

12

Sergio Marcheli, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Van Kampen Asset Management in an investment management capacity (2002 to 2010).
Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research.]
A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

13

Other Information
Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

14

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

15

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the AIM Funds, Invesco Funds and Invesco Van Kampen Funds (the Funds), which are offered only to certain eligible institutional investors.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of Fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediaries acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10 million	$0

Banks, Trust Companies and certain other financial intermediaries	$10 million	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1 million	$0

Foundations or Endowments	$1 million	$0

Other institutional investors	$1 million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., fund of funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366732 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

INSTCL—02/10

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the Securities and Exchange Commission (SEC) declares an emergency or normal trading is halted on the NYSE.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

    AIM China Fund
AIM Developing Markets Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM High Yield Fund AIM International Allocation Fund AIM International Core Equity Fund AIM International Growth Fund AIM International Small Company Fund AIM International Total Return Fund	AIM Japan Fund AIM Trimark Fund Invesco Van Kampen Emerging Markets Fund Invesco Van Kampen High Yield Fund Invesco Van Kampen International Growth Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

day. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.

Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.
■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Suspend, change or withdraw all or any part of the offering made by this Prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except AIM Limited Maturity Treasury Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Alpha Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Aim Distributors, the distributor of the Funds, an Invesco Affiliate, or one or more of its corporate affiliates (collectively, Invesco Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc.
P.O. Box 4739, Houston, TX 77210-4739
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or
download prospectuses, SAI, annual or
semiannual reports via our Web site:
www.invescoaim.com
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen Growth and Income Fund
SEC 1940 Act file number: 811-09913

16

Statement of Additional Information AIM Counselor Series Trust	February 12, 2010
This Statement of Additional Information relates to each portfolio (each a “Fund,” collectively the “Funds”) of AIM Counselor Series Trust listed below. Each Fund offers separate classes of shares as follows:

Fund	Class A	Class B	Class C	Class R	Class Y	Institutional
Invesco Balanced Fund	BGRAX	BGRBX	BGRCX	N/A	BGRDX	N/A
Invesco California Tax-Free Income Fund	CLFAX	CLFBX	CLFCX	N/A	CLFDX	N/A
Invesco Dividend Growth Securities Fund	DIVAX	DIVBX	DIVCX	N/A	DIVDX	N/A
Invesco Equally-Weighted S&P 500 Fund	VADAX	VADBX	VADCX	VADRX	VADDX	N/A
Invesco Fundamental Value Fund	FVFAX	FVFBX	FVFCX	N/A	FVFDX	N/A
Invesco Large Cap Relative Value Fund	IVABX	IVAHX	IVAKX	N/A	MSIVX	N/A
Invesco New York Tax-Free Income Fund	NYFAX	NYFBX	NYFCX	N/A	NYFDX	N/A
Invesco S&P 500 Index Fund	SPIAX	SPIBX	SPICX	N/A	SPIDX	N/A
Invesco Van Kampen American Franchise Fund	VAFAX	VAFBX	VAFCX	N/A	VAFIX	N/A
Invesco Van Kampen Core Equity Fund	ACEAX	ACEBX	ACECX	ACERX	ACEIX	N/A
Invesco Van Kampen Equity and Income Fund	ACEIX	ACEQX	ACERX	ACESX	ACETX	ACEKX
Invesco Van Kampen Equity Premium Income Fund	VEPAX	VEPBX	VEPCX	N/A	VEPIX	N/A
Invesco Van Kampen Growth and Income Fund	ACGIX	ACGJX	ACGKX	ACGLX	ACGMX	ACGQX
Invesco Van Kampen Money Market Fund	ACZXX	ACYXX	ACXXX	N/A	IVKXX	N/A
Invesco Van Kampen Pennsylvania Tax Free Income Fund	VKMPX	VKPAX	VKPCX	N/A	VKPYX	N/A
Invesco Van Kampen Small Cap Growth Fund	VASCX	VBSCX	VCSCX	N/A	VISCX	N/A
Invesco Van Kampen Tax Free Money Fund	VTFXX	N/A	N/A	N/A	N/A	N/A

Statement of Additional Information	February 12, 2010

AIM Counselor Series Trust
This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed below. When issued, portions of each Fund’s financial statements will be incorporated into this Statement of Additional Information by reference to such Fund’s most recent Annual Report to shareholders. You may obtain, without charge, a copy of any Prospectus and/or Annual Report for any Fund listed below from an authorized dealer or by writing to:
Invesco Aim Investment Services, Inc.
P.O. Box 4739
Houston, Texas 77210-4739
or by calling (800) 959-4246
or on the Internet: www.invescoaim.com
This Statement of Additional Information, dated February 12, 2010, relates to the Class A, Class B, Class C, Class R and Class Y (collectively, the “Retail Classes”) and Institutional Class shares, as applicable, of the following Prospectuses:

Fund	Retail Classes	Institutional Classes
Invesco Balanced Fund	February 12, 2010	N/A
Invesco California Tax-Free Income Fund	February 12, 2010	N/A
Invesco Dividend Growth Securities Fund	February 12, 2010	N/A
Invesco Equally-Weighted S&P 500 Fund	February 12, 2010	N/A
Invesco Fundamental Value Fund	February 12, 2010	N/A
Invesco Large Cap Relative Value Fund	February 12, 2010	N/A
Invesco New York Tax-Free Income Fund	February 12, 2010	N/A
Invesco S&P 500 Index Fund	February 12, 2010	N/A
Invesco Van Kampen American Franchise Fund	February 12, 2010	N/A
Invesco Van Kampen Core Equity Fund	February 12, 2010	N/A
Invesco Van Kampen Equity and Income Fund	February 12, 2010	February 12, 2010
Invesco Van Kampen Equity Premium Income Fund	February 12, 2010	N/A
Invesco Van Kampen Growth and Income Fund	February 12, 2010	February 12, 2010
Invesco Van Kampen Money Market Fund	February 12, 2010	N/A
Invesco Van Kampen Pennsylvania Tax Free Income Fund	February 12, 2010	N/A
Invesco Van Kampen Small Cap Growth Fund	February 12, 2010	N/A
Invesco Van Kampen Tax Free Money Fund	February 12, 2010	N/A

AIM COUNSELOR SERIES TRUST
Statement of Additional Information

i

GENERAL INFORMATION ABOUT THE TRUST
Fund History
     AIM Counselor Series Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust was organized as a Delaware statutory trust on July 29, 2003. Under the Trust’s Agreement and Declaration of Trust, as amended (the “Trust Agreement”), the Board of Trustees of the Trust (the “Board”) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.
     The information in this Statement of Additional Information (“SAI”) is about all of the retail Funds, Invesco Funds and Invesco Van Kampen Funds (each a “Fund” and collectively, the “Funds”) that are part of the Trust.
Shares of Beneficial Interest
     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances, subject in certain circumstances to a contingent deferred sales charge or redemption fee.
     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust’s books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund subject to oversight by the Board, primarily on the basis of relative net assets, or other relevant factors.
     Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.
     Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.
     The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.
     Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class’s distribution plan.
     The Funds’ Agreement and Declaration of Trust/distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund.
     Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the ”Adviser” or “Invesco”). When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that when shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.
     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.
     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust (“Disabling Conduct”). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.
     Share Certificates. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
Classification
     The Trust is an open-end management investment company. Each of the Funds except Invesco Van Kampen American Franchise Fund is “diversified” for purposes of the 1940 Act. Invesco Van Kampen American Franchise Fund is “non-diversified” for purposes of the 1940 Act, which means this Fund can invest a greater percentage of its assets in any one issuer than a diversified fund can.
Investment Strategies and Risks
     Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund’s prospectus. Where a particular type of security or investment technique is not discussed in a Fund’s prospectus, that security or investment technique is not a principal investment strategy.
     Unless otherwise indicated, a Fund may invest in all of the following types of investments. Not all of the Funds invest in all of the types of securities or use all of the investment techniques described below, and a Fund might not invest in all of these types of securities or use all of these techniques at any one time. Invesco and/or the Sub-Advisers may invest in other types of securities and may use other investment techniques in managing the Funds, including those described below for Funds not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described A Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund’s investment objective(s), policies and restrictions described in that Fund’s prospectus and/or this SAI, as well as the federal securities laws.
     The Funds’ investment objectives, policies, strategies and practices described below are non-fundamental and may be changed without approval of the holders of the Funds’ voting securities unless otherwise indicated.
Equity Investments
     Common Stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.
     The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
     Preferred Stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
     Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.
     Convertible Securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the “conversion price”). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.
     A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.
     Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.
     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
     If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
     While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.
     Enhanced Convertible Securities. “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.
     Synthetic Convertible Securities. A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a security or index.
     Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution. Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the Adviser determines that such a combination would better further a Fund’s or an Underlying Fund’s investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.
     The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline. In addition, in purchasing a synthetic convertible security, a Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.
     Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.
Foreign Investments
   Foreign Securities.
     Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), or other securities representing underlying securities of foreign issuers (“foreign securities”). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. EDRs are similar to ADRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs and EDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs or EDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs or EDRs that are “sponsored” means that the foreign corporation whose shares are represented by the ADR or EDR is actively involved in the issuance of the ADR or EDR, and generally provides material information about the corporation to the U.S. market. An “unsponsored” ADR or EDR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR or EDR may not reflect important facts known only to the foreign company.
     Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see “Bank Instruments”) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see “Foreign Government Obligations”), international agencies and supranational entities.
     The Funds consider various factors when determining whether a company is in a particular country, including whether (1) it is organized under the laws of a country; (2) it has a principal office in a country; (3) it derives 50% or more of its total revenues from businesses in a country; and/or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a particular country.
     Investments by a Fund in foreign securities, including ADRs and EDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the United States.
     Currency Risk. The value in U.S. dollars of the Fund’s non-dollar-denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.
     Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.
     Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.
     There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems it may result in temporary periods when a portion of the Fund’s assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund’s inability to fulfill a contract to sell such securities.
     Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially less trading volume than the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.
     Risks of Developing Countries. A Fund may invest in securities of companies located in developing countries. Unless a Fund’s prospectus includes a different definition, the Funds consider developing countries to be those countries that are not included in the MSCI World Index.
     Investments in developing countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:
i.	Restriction, to varying degrees, on foreign investment in stocks;

ii.	Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;

iii.	Greater risk of fluctuation in value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation;

iv.	Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing countries;

v.	Many of the developing countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility; and

vi.	There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.
     Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers. Floating rate loans are made to and floating rate debt securities are issued by non-U.S. borrowers. Such loans and securities will be U.S. dollar-denominated or otherwise provide for payment in U.S. dollars, and the borrower will meet the credit quality standards established by Invesco and the Sub-Advisers for U.S. borrowers. The Funds similarly may invest in floating rate loans and floating rate debt securities made to U.S. borrowers with significant non-U.S. dollar-denominated revenues, provided that the loans are U.S. dollar-denominated or otherwise provide for payment to the Funds in U.S. dollars. In all cases where the floating rate loans or floating rate debt securities are not denominated in U.S. dollars, provisions will be made for payments to the lenders, including the Funds, in U.S. dollars pursuant to foreign currency swaps.
     Foreign Government Obligations. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under Foreign Securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds.”
     Foreign Bank Obligations. Foreign bank obligations include certificates of deposit, banker’s acceptances and fixed time deposits and other obligations (a) denominated in U.S. dollars and issued by a foreign branch of a domestic bank (“Eurodollar Obligations”), (b) denominated in U.S. dollars and issued by a domestic branch of a foreign bank (“Yankee dollar Obligations”), and (c) issued by foreign branches of foreign banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
Exchange-Traded Funds
     Exchange-Traded Funds. Most exchange-traded funds (“ETFs”) are registered under the 1940 Act as investment companies. Therefore, a Fund’s purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under “Other Investment Companies.” ETFs have management fees, which increase their cost. Each Fund may invest in exchange-traded funds advised by unaffiliated advisers as well as exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares”). Invesco, the Sub-Advisers and PowerShares are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.
     ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.
     Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Exchange-Traded Notes
     Exchange-Traded Notes. Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs (directly or through the Subsidiary) it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by the Fund or Subsidiary to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.
     ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund or the Subsidiary characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
     An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.
     The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.
Debt Investments
     U.S. Government Obligations. U.S. Government obligations are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include, among other obligations, bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations.
     U.S. Government obligations may be (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has recently provided financial support to Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of Fannie Mae, Freddie Mac and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest.
     Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.
     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an Underlying Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Underlying Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
     Temporary Investments. Each Fund (except Invesco Van Kampen Money Market Fund and Invesco Van Kampen Tax Free Money Fund) may invest a portion of its assets in affiliated money market funds or in the types of money market instruments in which those funds would invest or other short-term U.S. Government securities for cash management purposes. The Fund may invest up to 100% of its assets in investments that may be inconsistent with the Fund’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. As a result, the Fund may not achieve its investment objective.
     Invesco Van Kampen Money Market Fund and Invesco Van Kampen Tax Free Money Fund (collectively, the “Money Market Funds”) may experience situations where they are unable to invest money that they have received overnight such as when they receive cash inflows after the overnight repurchase markets have closed. The Money Market Funds are permitted to leave balances in their accounts with their custodian bank. To compensate the Money Market Funds for such activity, the Money Market Funds may receive compensation from their custodian bank at an agreed upon rate.
Rule 2a-7 Requirements
     As permitted by Rule 2a-7 under the 1940 Act, the Money Market Funds seek to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Rule 2a-7 imposes requirements as to the diversification of each Money Market Fund, quality of portfolio securities and maturity of the Money Market Fund and of individual securities.
     Diversification. In summary, Rule 2a-7 requires that a Money Market Fund may not invest in the securities of any issuer if, as a result, more than 5% of the Money Market Fund’s total assets would be invested in that issuer; provided that, each Money Market Fund may invest up to 25% of its total assets in the First Tier Securities of a single issuer for up to three business days after acquisition. Certain securities are not subject to this diversification requirement. These include: a security subject to a guarantee from a non-controlled person (as defined in Rule 2a-7) of the issuer of the security; U.S. Government securities; certain repurchase agreements; and shares of certain money market funds. Rule 2a-7 imposes a separate diversification test upon the acquisition of a guarantee or demand feature. (A demand feature is, in summary, a right to sell a security at a price equal to its approximate amortized cost plus accrued interest.)
     For purposes of these diversification requirements with respect to issuers of Municipal Securities (defined under the caption “Municipal Securities”), each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.
     In summary, a “First Tier Security” is rated (or issued by an issuer that is rated) in the highest short-term rating category by the “Requisite NRSROs,” or, if unrated, is determined by the Money Market Fund’s Adviser (subject to oversight and pursuant to guidelines established by the Board) to be of comparable quality to such a rated security. Securities issued by a registered investment company that is a money market fund and U.S. Government securities are also considered to be “First Tier Securities.” The term “Requisite NRSRO” means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Money Market Fund acquires the security, that NRSRO.

     Quality. The Money Market Funds may invest only in U.S. dollar-denominated securities that the Money Market Fund’s Adviser (subject to oversight and pursuant to guidelines established by the Board) determines present minimal credit risk and that are “Eligible Securities” as defined in Rule 2a-7. Rule 2a-7 defines an Eligible Security, in summary, as a security with a remaining maturity of 397 calendar days or less that has been rated (or whose issuer has been rated) by the Requisite NRSROs in one of the two highest short-term rating categories. Eligible Securities may also include unrated securities determined by the Money Market Fund’s investment adviser (subject to oversight and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. The eligibility of a security with a guarantee may be determined based on whether the guarantee is an Eligible Security.
     The Money Market Funds will limit investments to those which are First Tier Securities at the time of acquisition.
     Maturity. Under Rule 2a-7, each Money Market Fund may invest only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security is determined in compliance with Rule 2a-7, which permits, among other things, certain securities bearing adjustable interest rates to be deemed to have a maturity shorter than their stated maturity.
     Mortgage-Backed and Asset-Backed Securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”) , as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.
     In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”) guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.
     In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and Federal Home Loan Mortgage Corporation (“FHLMC”) into conservatorship, and FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $200 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise; this agreement contains various covenants that severely limit each enterprise’s operation. The U.S. Treasury also announced the creation of a new secured lending facility that is available to FNMA and FHLMC as a liquidity backstop and announced the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FHFA has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment if FHFA determines that performance of the contract is burdensome and the repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. FHFA has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC. FHFA also has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent, although FHFA has stated that is has no present intention to do so. In addition, holders of mortgage-backed securities issued by FNMA and FHLMC may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship.
     Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
     If a Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.
     Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
     CMOs are structured into multiple classes, each bearing a different fixed or floating interest rate and stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
     In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., Series A, B, C and Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.
     CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Funds’ diversification tests.
     FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the FHLMC CMOs are made semiannually. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the FHLMC CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the FHLMC CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the FHLMC CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC CMO’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
     Classes of CMOs may also include interest only (“IOs”) and principal only (“POs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.
     CMOs are generally subject to the same risks as mortgage-backed securities. In addition, CMOs may be subject to credit risk because the issuer or credit enhancer has defaulted on its obligations and a Fund may not receive all or part of its principal. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. Although GNMA guarantees timely payment of GNMA certificates even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.
     Collateralized Debt Obligations (“CDOs”). A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.

     Collateralized Loan Obligations (“CLOs”). CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, a Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
     Credit Linked Notes (“CLNs”). A CLN is a security with an embedded credit default swap allowing the issuer to transfer a specific credit risk to credit investors.
     CLNs are created through a Special Purpose Company (“SPC”), or trust, which is collateralized with AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. In return for these risks, the CLN holder receives a higher yield. The Fund bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.
     Bank Instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposits, time deposits, and banker’s acceptances from U.S. or foreign banks as well as Eurodollar certificates of deposit (“Eurodollar CDs”) and Eurodollar time deposits (“Eurodollar time deposits”) of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.
     An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.
     Commercial Instruments. Commercial instruments include commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.
     Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short term debt obligations, and are only backed by the issuing bank or corporation’s promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Funds. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities. Commercial instruments may not be registered with the U.S. Securities and Exchange Commission (“SEC”).
     Synthetic Municipal Instruments. Synthetic municipal instruments are instruments, the value of and return on which are derived from underlying securities. Synthetic municipal instruments include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (“Underlying Bonds”), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.
     Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
     The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.
     Municipal Securities. Municipal Securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.
     The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax (“AMT”) liability and may have other collateral federal income tax consequences. There is a risk that some or all of the interest received by the Fund from tax-exempt Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service (“IRS”). See “Dividends, Distributions and Tax Matters — Tax Matters.”
     The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.
     Municipal Securities also include the following securities:

•	Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

•	Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

•	Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

•	Tax-Exempt Commercial Paper (“Municipal Paper”) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.
     Certain Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.
     After purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody’s Investors Service, Inc. (“Moody’s”) or Standard and Poor’s Ratings Services (“S&P”), or another nationally recognized statistical rating organization (“NRSRO”), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security. To the extent that the ratings applied by Moody’s, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Fund will attempt to use comparable credit quality ratings as standards for its investments in Municipal Securities.
     The Funds may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company. If a Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price.
     Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.
     The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.
     Municipal Lease Obligations. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.
     Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities and the risks of holding illiquid securities.
     Special Risk Considerations Regarding California Municipal Securities. Except during temporary periods, the Invesco California Tax-Free Income Fund will invest substantially all of its assets in California municipal securities. The portfolio of the Fund may include securities issued by the State of California (the “State”), by its various public bodies (the “Agencies”) and/or by other municipal entities located within the State (securities of all such entities are referred to herein as “California municipal securities”). In addition, the specific California municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of California municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of California municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of California municipal securities, as well as from other publicly available documents. Such an official statement, together with any updates or supplements thereto, generally may be obtained upon request to the Treasurer’s office of the State. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information. The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no assurance on the part of the State to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of California municipal securities.
     General Economic Conditions
     California’s economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy. Since the start of 2008, California, as the rest of the nation, has been experiencing the most significant economic downturn since the Great Depression of the 1930s, marked in California by high unemployment, steep contraction in housing construction and home values, a drop in statewide assessed valuation of property for the first time on record, a year-over-year decline in personal income in the state for the first time in 60 years, and a sharp drop in taxable sales. The weakness in the state economy has caused state tax revenues to decline precipitously, resulting in large budget gaps and cash shortfalls.
     California is by far the most populous state in the nation, almost 60 percent larger than the second-ranked state according to the 2000 U.S. Census. The state’s July 1, 2008 population of about

38.1 million represented over 12 percent of the total United States population. California’s population is concentrated in metropolitan areas. In May 2009, the Department of Finance projected that the California economy would contract sharply in calendar year 2009 and grow slowly in 2010, with the state’s unemployment rate increasing in both years. The national and California economies have slowed further since May 2009, although there have been an increasing number of signs that the rate of decline is moderating. As of September 2009, unemployment in the state was 12.2 percent compared to 7.8 percent in September 2008. The U.S. unemployment rate for September 2009 was 9.8 percent.
     Personal income fell in the state in the fourth quarter of 2008 and the first two quarters of 2009 but the rate of contraction declined in the most recent quarter. Taxable sales fell sharply in the first half of 2009. The total assessed valuation of property in the state is lower in fiscal year 2009-10 than it was in the prior fiscal year. This is the first year-to year decline in the statewide total since the state began keeping records in 1933.
     A housing downturn that began in California in the fall of 2005 and worsened in 2006 and 2007 was instrumental in slowing average monthly job growth from 27,300 in 2005 to 5,400 in 2007 to a negative (job loss) of 38,500 per month in 2008. California’s housing sector is showing some signs of recovery. Prices of existing homes increased for the sixth consecutive month in August 2009, unsold inventory has declined, and the number of days needed to sell a home has fallen. However, additional foreclosures may result from the resetting of adjustable rates on “Alt-A” and other adjustable rate mortgages between 2010 and 2013. The impact of the resetting may be mitigated by the fact that the resets are spread out over multiple years, and may be further mitigated if mortgage interest rates remain low. The value of private-sector nonresidential building for which permits were issued in the first seven months of 2009 was down sharply from a year ago.
     Made-in-California exports were down 23 percent from their year-ago level in the first half of 2009. The decline was widely spread across countries, reflecting the global nature of the economic downturn. Large declines in technology and machinery exports were instrumental in the decline.
     State Government
     The State Constitution provides for three separate branches of government: the legislative, the judicial and the executive. The Constitution guarantees the electorate the right to make basic decisions, including amending the Constitution and local government charters. In addition, the State voters may directly influence State government through the initiative, referendum and recall processes.
     Local Governments
     The primary units of local government in California are the counties, which range in population from approximately 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 480 incorporated cities and thousands of special districts formed for education, utilities, and other services. The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIII A to the State Constitution (“Proposition 13”), was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.
     In the aftermath of Proposition 13, California provided aid to local governments from the General Fund; however, during the recession of the early 1990s, the Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges, but provided additional revenue sources, such as sales taxes and reduced certain mandates for local services. The 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 dramatically changed the state-local fiscal relationship. These statutory and constitutional changes implemented an agreement negotiated between the Governor and local government officials in connection with the 2004 Budget Act. Senate Constitutional Amendment No. 4 (also known as “Proposition 1A”), approved by the voters in the November 2004 election, amended California’s Constitution to, among other things, reduce the Legislature’s authority over local government revenue sources by placing restrictions on the state’s access to local governments’ property, safes, and vehicle license fee revenues as of November 3, 2004. Beginning with fiscal year 2008-09, the state will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe state fiscal hardship and two-thirds of both houses of the Legislature approve the borrowing. The amount borrowed is required to be paid back within three years. The state also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years. In addition, the state cannot reduce the local sales tax rate or restrict the authority of local governments to impose or change the distribution of the statewide local sales tax.
     State Finances
     The moneys of the State are segregated into the General Fund and over 1000 other funds, including special, bond and trust funds. The General Fund consists of revenues received by the State Treasury and is not required by law to be credited to any fund and earnings from the investment of State moneys not allocable to another Fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State.
     The following is a summary of the State’s major revenue sources:
     • Personal Income Tax. The California personal income tax, modeled after the federal income tax laws, accounts for a significant portion of General Fund tax revenues. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1.25% to 9.55% for tax years 2009 and 2010. The personal income tax is adjusted annually by the change in the consumer price index. Taxpayers may be subject to an alternative minimum tax (“AMT”), similar to the federal AMT. In addition, Proposition 63, approved by the voters in the November 2004 election, imposes a 1% surcharge on taxpayers with taxable income over $1 million. The proceeds of the tax surcharge are required to be used to expand county mental health programs. The personal income tax structure is considered to be highly progressive. Taxes on capital gains realizations and stock options, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. Capital gains and stock option tax receipts have accounted for as much as 24.7% or as little as 7.3% of General Fund revenues in recent periods. The 2009-10 Governor’s Proposed Budget estimates capital gains as a percent of the General Fund will represent about 11.5% of General Fund revenues for 2007-08, with a projected 55% decline for 2008-09 to 5.6% and another 10% decline to 4.7% in 2009-10.
     • Sales Tax. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft. As of January 1, 2009, the breakdown of the state and local tax rates is as follows: 5% imposed as a State of California General Fund tax; 0.5% dedicated to local government for health and welfare program realignment (Local Revenue Fund); 0.5% dedicated to local governments for public safety services (Local Public Safety Fund); up to 1% local tax imposed by city and county ordinance for general-purpose use; 0.25% dedicated to county transportation purposes and 0.75% for city and county general-purpose use; 0.25% deposited into the Economic Recovery Fund to repay the State of California’s economic recovery bonds; and up to 2.0% for local transactions and use taxes. Senate Constitutional Amendment No. 4, approved by the voters as Proposition 1A in the November 2004 election, amended the State of California’s Constitution to, among other things, reduce the Legislature’s authority over local government revenue sources by restricting the State of California from lowering the local sales tax rate or changing the allocation of local sales tax revenues without meeting certain conditions.
     • Corporation Tax. The State’s corporate tax revenue is derived from franchise tax, corporate income tax, additional taxes on banks and other financial corporations, an AMT similar to the federal AMT and a tax on the profits of Sub-Chapter S corporations.

     • Insurance Tax. The majority of insurance written in California, subject to certain exceptions, is subject to a 2.35% gross premium tax.
     • Estate Tax; Other Taxes. The California estate tax is based on the state death tax credit allowed against the federal estate tax and is designed to pick up the maximum credit allowed against the federal estate tax return. The federal Economic Growth and Tax Relief Reconciliation Act of 2001 phases out the federal estate tax by 2010. The provisions of this federal act sunset after 2010. At that time, the federal estate tax will be reinstated along with California’s estate tax, unless future federal legislation is enacted to make the provisions permanent. Other sources of General Fund revenue include inheritance and gift taxes, cigarette taxes, alcoholic beverage taxes, horse racing license fees and trailer coach license fees.
     State Budget Process
     The State’s fiscal year begins on July 1st and ends on June 30th of the following year. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor’s Budget”). State law requires the annual proposed Governor’s Budget to provide for projected revenues equal to or in excess of projected expenditures for the ensuing fiscal year. Following the submission of the Governor’s Budget, the Legislature takes up the proposal. During late spring, usually in May, the Department of Finance submits revised revenue and expenditure estimates for both the current and budget years to the Legislature. This update process is referred to as the May Revision. The Budget Act, which follows the May Revision, must be approved by a two-thirds majority vote of each House of the Legislature.
     Appropriations also may be included in legislation other than the Budget Act. With limited exceptions, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution.
     The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.
     The Balanced Budget Amendment (“Proposition 58”) beginning with fiscal year 2004-2005 requires the State to enact a balanced budget, establishes a special reserve in the General Fund, restricts future borrowings to cover budget deficits, and provides for mid-year budget adjustments in the event that the budget falls out of balance. The Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of passage and as set forth in the budget bill. As a result of the requirements of Proposition 58, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls Proposition 58 also prohibits certain future borrowings to cover budget deficits. These restrictions apply to general obligation bonds, revenue bonds and certain other forms of long-term borrowings, but do not apply to certain short-term and inter-fund borrowings.
     In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise State taxes, have restricted the use of State General Fund or special fund revenues, or have otherwise limited the Legislature and Governor’s discretion in enacting budgets. Examples of constraints on the budget process include Proposition 13 (requiring a two-thirds vote in each House of the Legislature to change State taxes enacted for the purpose of increasing revenues collected), Proposition 98 (requiring a minimum percentage of General Fund revenues be spent on local education), Proposition 49 (requiring expanded State funding for before and after school programs), Proposition 10 (raising taxes on tobacco products but mandating the expenditure of such revenues) and Proposition 63 (imposing a 1% tax surcharge on taxpayers with annual taxable income of more than $1 million in order to fund mental health services and limiting the Legislature or Governor from redirecting funds now used for mental health services) and Proposition 1A (placing restrictions on California’s access to local governments’ property, sales and vehicle license fee revenues).
     Current State Budget
     The Legislature and the Governor have had to adopt three major budget plans, covering both the 2008-09 and 2009-10 fiscal years, in less than 11 months, in response to continuing deterioration in the state’s fiscal condition. In the course of adopting these three budget plans, the Legislature enacted some $60 billion in budget solutions, including some revenue increases and borrowing from local governments and other state funds, but consisting primarily of expenditure reductions which have affected almost all parts of state government, education, social services and other programs funded by the state. Expenditures have been reduced from $103.4 billion for 2008-09 in the original 2008-09 Budget Act adopted in September 2008, to $84.6 billion for 2009-10 in the final version of the 2009-10 Budget Act adopted in July 2009. Likewise, the projected annual General Fund revenues have dropped from an estimated $102 billion for the 2008-09 budget year, in September 2008, to a projected $89.5 billion for the 2009-10 budget year, in July 2009 (and this latter figure includes several billion dollars of new temporary tax increases enacted in February and July 2009).
     The above discussion of the fiscal year 2009-10 is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.
     State Indebtedness and Other Obligations
     The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. Current State debt obligations include:
     • General Obligation Bonds. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund.
     Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of October 1, 2009, the state had outstanding $68,362,254,045 aggregate principal amount of long-term general obligation bonds, of which $58,532,634,045 were payable primarily from the state’s General Fund, and $9,829,620,000 were self-liquidating bonds payable first from other special revenue funds. As of October 1, 2009, there were unused voter authorizations for the future issuance of $54,525,414,000 of long-term general obligation bonds, some of which may first be issued as commercial paper notes. Of this unissued amount, $1,341,710,000 is for general obligation bonds payable first from other revenue sources. Of this unissued amount, $441,710,000 is for bonds payable from other revenue sources. General obligation bond law permits the state to issue as variable rate indebtedness up to 20 percent of the aggregate amount of long-term general obligation bonds outstanding. As of November 5, 2009, the state had outstanding $5,588,440,000 principal amount of variable rate general obligation bonds, representing about 7.9 percent of the state’s total outstanding general obligation bonds as of that date.
     • Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may, in some cases, be issued as commercial paper notes. Commercial paper notes may be renewed or refunded by the issuance of long-term bonds. Commercial paper notes are deemed issued upon authorization by the respective finance committees, whether or not such notes are actually issued. Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $2 billion in aggregate principal and interest commitments outstanding at any time. This amount may be increased or decreased in the future. As of

October 26, 2009, $1,116,960,000 aggregate principal amount of general obligation commercial paper notes were outstanding.
     • Lease-Purchase Obligations. The State builds and acquires facilities through the use of lease purchase borrowing, in addition to general obligation bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities, such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. The state had $7,956,646,500 General Fund-supported lease-purchase obligations outstanding as of October 1, 2009. The State Public Works Board, which is authorized to sell lease revenue bonds, had $11,610,524,671 authorized and unissued as of October 1, 2009.
     • Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities and pollution control facilities. State agencies and authorities had approximately $53 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2009.
     Economic Recovery Bonds. The California Economic Recovery Bond Act (“Proposition 57”) was approved by voters on March 2, 2004. Proposition 57 authorizes the issuance of up to $15 billion in economic recovery bonds to finance the negative General Fund reserve balance and other General Fund obligations. Repayment of the economic recovery bonds is secured by a pledge of revenues from a one-quarter cent increase in the State’s sale and use tax starting July 1, 2004. In addition, the economic recovery bonds are secured by the State’s full faith and credit; however, moneys in the General Fund will only be used in the event the dedicated sales and use tax revenue is insufficient to repay the bonds. The State has issued $10.9 billion principal amount of economic recovery bonds, resulting in the deposit of net proceeds to the General Fund of approximately $11.3 billion during the 2003-04 fiscal year (of which, for budgetary purposes, approximately $9.2 billion was applied to the 2002-03 fiscal year and approximately $2.0 billion was applied to offset fiscal year 2004-05 General Fund expenditures). In order to relieve cash flow and budgetary shortfalls identified in the 2008-09 Governor’s Budget, the State issued $3. 2 billion of economic recovery bonds on February 14, 2008, generating net proceeds of $3.3 billion which were transferred to the General Fund. This represented the last economic recovery bonds which can be issued under Proposition 57, except for any refunding bonds which may be issued in the future.
     • Tobacco Settlement Revenue Bonds. In 1998 the state signed a settlement agreement (the “Master Settlement Agreement” or “MSA”) with four major cigarette manufacturers (the “participating manufacturers” or “PMs”). Under the MSA, the PMs agreed to make payments to the State in perpetuity, such payments amounting to approximately $25 billion over the first 25 years. Under a separate Memorandum of Understanding, half of the payments made by the participating manufacturers will be paid to the State and half to local governments. The specific amount to be received by the state and local governments is subject to adjustment. The MSA allows reduction of the participating manufacturers’ payments for decreases in cigarette shipment volumes by the participating manufacturers, payments owed to certain “Previously Settled States” and certain types of offsets for disputed payments, among other things. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.
     The Tobacco Securitization Law, enacted in 2002, authorized the establishment of a special purpose trust to purchase tobacco settlement revenues. The bill also authorized that trust to issue revenue bonds secured by the tobacco settlement revenues received beginning in the 2003-04 fiscal year. An initial sale of 56.57% of the State’s tobacco settlement revenues producing $2.485 billion in proceeds was completed in January 2003 (“Series 2003A”).

     A second sale of the remaining 43.43% of the State’s tobacco settlement revenues, which produced $2.264 billion in proceeds, was completed in September 2003 (“Series 2003B”). The Tobacco Securitization Law was amended in 2003 to require the Governor to request an appropriation in the annual Budget Act to pay debt service and other related costs of the tobacco settlement revenue bonds secured by the second (and only the second) sale of tobacco settlement revenues when such tobacco settlement revenues are insufficient therefor. The Legislature is not obligated to make any such requested appropriation. In August 2005 the Series 2003B Bonds were refinanced (“Series 2005A”), retaining substantially all of the covenants of the original issue, including the covenant regarding the request for a General Fund appropriation in the event tobacco revenues fall short. In return for providing this covenant, the State was paid a credit enhancement fee of $525 million as part of the refinancing, which was deposited into the General Fund. On March 14, 2007, the State completed a refunding of all of the Series 2005A Bonds. This refunding generated additional proceeds of approximately $1.258 billion which are intended to be used (i) to offset the General Fund cost for the initial years of a litigation settlement related to the 2004-05 suspension of the Proposition 98 guarantee and (ii) for other purposes, such as funding capital projects.
     In early 2006, the participating manufacturers asserted that they had lost market share in 2003 to the non-participating manufacturers (“NPMs”). A nationally recognized firm of economic consultants confirmed the assertion that the MSA was a significant factor contributing to the market share loss. Under the MSA, the PMs are authorized to withhold up to three times the amount of lost market share (adjusted downward by 2%) until such time as it is proven that the various states diligently enforced their model statutes that govern the NPMs. As a result, the amount of tobacco revenues received by the State was reduced in 2006 by $50.9 million. Nevertheless, the amount of tobacco revenues received were still in excess of the required debt service payments. Therefore, it is anticipated that the need to invoke the provisions included in the State’s budget for Series 2005A is unlikely. Furthermore, the Series 2005A Bonds have reserve funds in excess of one year’s debt service payments, which would be used before General Fund moneys. In April 2006, a similar filing was made by the PMs for the calendar year 2004 payments and the economic consultants also confirmed that the MSA was a significant factor contributing to the market share loss. The State Attorney General is working in tandem with the other states’ Attorney Generals, under the terms of the MSA, to compel the PMs to pay given that the state has been diligently enforcing the statutes as required in the MSA.
     Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the State or of any political subdivision is or shall be pledged to the payment of any such bonds.
     • Flood Litigation Settlement. In 2006, the state settled three related lawsuits arising from liability for past flood damages through stipulated judgments. The largest settlement, in the amount of $428 million, provided for the state to make annual payments of $42.8 million, plus interest, for ten years; the payments are subject to annual appropriation by the Legislature. The first year’s payment was included in the 2005 Budget Act and each subsequent budget act has included the required installment. This matter is not treated as a “debt” of the state for any legal or constitutional purposes.
     • Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued RANs in 22 of the last 23 fiscal years to partially fund timing differences between receipts and disbursements. By law, RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued RAWs, which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any “Unapplied Money” in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay priority payments. “Priority payments” are payments as and when due to: (i) support the public school system and public institutions of higher education (as provided in Section 8 of Article XVI of the Constitution of the State); (ii) pay principal of and interest on general obligation bonds and general obligation commercial paper notes of the state; (iii) provide reimbursement from the General Fund to any special fund or account to the extent such reimbursement is legally required to be made to repay borrowings therefrom pursuant to California Government Code Sections 16310 or 16418; and (iv) pay state employees’ wages and benefits, state payments to pension and other state employee benefit trust funds, state Medi-Cal claims, and any amounts determined by a court of competent jurisdiction to be required to be paid with state warrants that can be cashed immediately.
     Litigation
     The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings (described in the State’s recent financial statements) that, if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund.
     Other Considerations
     Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. The State’s and municipal issuers’ outstanding obligations could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions due to earthquakes. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.
     Special Investment Considerations Regarding the State of New York. Except during temporary periods, the Invesco New York Tax-Free Income Fund will invest primarily in New York municipal securities. In addition, the specific New York municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of New York municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of New York municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New York municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New York municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the completeness or accuracy of such information. The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State of New York (“New York” or the “State”) that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Such an official statement, together with any updates or supplements thereto, may generally be obtained upon request to the Division of Budget of the State of New York (“DOB”) of the State.
     The New York State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy.
     Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. The financial activities sector share of total wages is particularly large for the State relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector. Important industry sectors in the State include the following:

     • Services. The services industries includes information, professional and business services, private education and healthcare, leisure and hospitality services, and other services. These industries account for more than four of every ten nonagricultural jobs in New York, and account for a higher proportion of total jobs than the rest of the nation.
     • Manufacturing. Manufacturing employment continues to decline in New York, as in most other states, and New York’s economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, which hosts high concentrations of manufacturers of transportation and other types of equipment.
     • Trade, Transportation & Utilities. The trade, transportation, and utilities sector accounts for the second largest component of State nonagricultural employment, but only the fifth largest when measured by wage share. This sector accounts for less employment and wages for the State than for the nation.
     • Financial Activities. New York City (the “City”) is the nation’s leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes more than one-fifth of total wages.
     • Agriculture. Farming is an important part of the economy in rural areas, although it constitutes only about 0.2% of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation’s leaders in the production of these commodities.
     • Government. Federal, State and local governments together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one half of total State and local government employment.
     DOB estimates that the New York State economy experienced a business cycle peak in August 2008, fully eight months after the nation as a whole. However, as the epicenter of the global financial crisis, it is likely that the state downturn could be deeper than those of the recent past. Data released since January 2009 indicate that the fourth quarter of 2008 was a significant turning point for the state economy. The 3-month increase in the state unemployment rate from November to February on a seasonally adjusted basis was the largest, in both absolute and percentage terms, over the history of the series. Although there was no change from February to March, the March rate was fully three percentage points above its year ago value. Initial unemployment benefit claims for March 2009 were up 75.3 percent from the same month in 2008. As a result, state private sector employment is now projected to fall 2.5 percent for 2009, followed by a decline of 0.3 percent for 2010. The securities industry has seen an unprecedented decline in profitability since the third quarter of 2007. With the investment banking industry as we knew it now gone, the profit levels achieved earlier in the decade may no longer be attainable. Consequently, DOB projects a decline in state wages for 2009 of 4.2 percent, the largest annual decline in the history of the Quarterly Census of Employment and Wage (QCEW) data. Wage growth for 2010 has been revised down to 2.0 percent.
     The current downturn has spread far beyond Wall Street. DOB now projects significant declines in every sector of the economy except for education and health care and social assistance. Falling U.S. corporate earnings is reducing the demand for the State’s business and professional services, where some of the largest job losses are expected. Large rates of decline are also expected for financial services, manufacturing, and construction. Credit market conditions and rising debt default rates are expected to continue to depress real estate activity, particularly in the commercial sector where high-value transactions contribute significantly to state and local government revenues. The volume of such transactions can be expected to fall as office vacancy rates rise; the downtown New York City office vacancy rate rose 32 percent between the fourth quarter of 2007 and the fourth quarter of 2008, while the midtown rate rose 67 percent.
     The current recession has been characterized by a loss of vast sums of wealth from both a depressed equity market and a depressed real estate market. The simultaneous decline of both markets distinguishes current economic conditions from those that existed during the last recession. As of the fourth quarter of 2008, an unprecedented $12.8 trillion in net wealth had been destroyed since its 2007Q3 peak. Consequently, the Budget Division is projecting even larger declines in taxable income than occurred during the last recession. New York State adjusted gross income fell 5.5 percent in 2001 and another 4.4 percent in 2002, following the collapse of the high-tech/Internet bubble and the attacks of September 11. For 2008 and 2009, declines of 7.1 percent and 7.9 percent are projected, respectively. The loss of wealth, along with declining state employment and income, is also having an impact on household spending, depressing taxable sales as well.
     The State’s Fund Structure. New York accounts for all of its spending and revenues by the fund in which the activity takes place (such as the General Fund), and the broad category or purpose of that activity (such as state Operations). State Fund types include:
     • The General Fund: The General Fund, one of the four GAAP-defined governmental fund types, is the major operating fund of the state and receives all receipts that are not required by law to be deposited in another fund, including most state tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources.
     • Special Revenue Funds (“SRFs”): SRFs, one of the four GAAP-defined governmental fund types, account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), that are legally restricted to specified purposes.
     • Federal SRFs: SRFs that receive Federal grants.
     • Capital Projects Funds: Capital Projects Funds, one of the four GAAP-defined governmental fund types, account for financial resources of the state to be used for the acquisition or construction of major capital facilities (other than those financed by SRFs, Proprietary Funds and Fiduciary Funds).
     • Debt Service Funds (“DSFs”): DSFs, one of the four GAAP-defined governmental fund types, account for the accumulation of resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.
     New York’s Constitution requires the Governor to submit an Executive Budget that is balanced on a cash basis in the General Fund— the Fund that receives the majority of state taxes, and all income not earmarked for a particular program or activity.
     State Budget Process. New York’s budget process begins with the Governor’s submission of the Executive Budget to the Legislature each January, in preparation for the start of the fiscal year on April 1. In acting on the bills submitted by the Governor, the Legislature has certain powers to alter the recommended appropriations and proposed changes to existing law. The Legislature may strike out or reduce an item of appropriation recommended by the Governor. The Legislature may add items of appropriation, provided such additions are stated separately. These additional items are then subject to line-item veto by the Governor. If the Governor vetoes an appropriation or a bill (or a portion thereof) related to the budget, these items can be reconsidered in accordance with the rules of each house of the Legislature. If approved by two-thirds of the members of each house, such items will become law notwithstanding the Governor’s veto. Once the appropriation bills and other bills become law, the Division of the Budget revises the State Financial Plan to reflect the Legislature’s actions, and begins the process of implementing the budget.
     State Budgetary Outlook. The Enacted Budget for 2009-10 closes the largest budget gap ever faced by the state. The combined current services budget gap for 2008-09 and 2009-10 totaled $20.1 billion (2008-09: $2.2 billion; 2009-10: $17.9 billion), before the gap-closing actions approved by the Governor and Legislature and the receipt of extraordinary Federal aid. For perspective, the two-year budget gap that needed to be closed was equal to approximately 37 percent of total General Fund receipts in 2008-09. The cumulative gap for the five-year planning period from 2008-09 through 2012-13, before approved gap-closing actions, totaled $85.2 billion.

     DOB estimates that, after gap-closing actions and Federal aid, the General Fund and HCRA Financial Plan for 2009-10 is balanced, and leaves budget gaps of $2.2 billion in fiscal year 2010-11, $8.8 billion in fiscal year 2011-12, and $13.7 billion in 2012-13. As required by law, the state ended the 2008-09 fiscal year in balance in the General Fund and HCRA. The state received $1.3 billion in Federal aid under ARRA in 2008-09, of which it used $624 million to eliminate the 2008-09 gap, and $675 million that it applied to close a portion of the 2009-10 gap. Based on DOB’s current estimates, the cumulative budget gap for the five-year period (2008-09 through 2012-13) has been reduced from $85.2 billion to $24.6 billion, a reduction of approximately $60.6 billion —or over 70 percent —from the current-services forecast. Annual growth of the state-financed portion of the budget—that is, spending financed directly by state residents through state taxes, fees, and other revenues —is held nearly flat. General Fund disbursements, including transfers to other funds, are expected to total $54.9 billion in 2009-10, an increase of $301 million (0.6 percent) from 2008-09 results. Projected General Fund spending for 2009- 10 has been reduced by $8.7 billion compared to the current services forecast. State Operating Funds spending, which excludes Federal operating aid and capital spending, is projected to total $78.7 billion in 2009-10, an increase of $574 million (0.7 percent) over 2008-09 results. State Operating Funds spending in the Enacted Budget Financial Plan has been reduced by $9.4 billion compared to the current services forecast. The state’s Updated Financial Plan projects a budget gap of $3.2 billion in the current fiscal year, an increase of $1.0 billion from the First Quarterly Update to the Financial Plan. The budget gap for 2010-11, which the Governor must address in his Executive Budget due in January 2010, is now projected at $6.8 billion, an increase of $2.2 billion. The budget gaps in future years are now projected at $14.8 billion in 2011-12 (an increase of $1.5 billion), and $19.5 billion in 2012-13 (an increase of $1.4 billion).
     Debt and Other Financing Activities. The indebtedness of the state may be classified as state-supported debt and state-related debt.
     State-supported debt includes general obligation debt, to which the full faith and credit of the state has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the state’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature.
     • General Obligation Debt. General obligation debt is debt to which the full faith and credit of the state has been pledged. Under New York’s Constitution, the state may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. Under the state Constitution, the state may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. General obligation debt is currently authorized for transportation, environment and housing purposes. The amount of general obligation bonds issued in the 2008-09 fiscal year (excluding refunding bonds) was $455 million, and as of March 31, 2009, the total amount of general obligation debt outstanding was $3.3 billion. The Enacted Capital Plan projects that approximately $599 million in general obligation bonds will be issued in 2009-10.
     • State-Supported Lease-Purchase and Contractual-Obligation Financings. New York utilizes certain long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities where debt service is payable by the state, but are not general obligations of the state. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance certain payments to local governments, various capital programs, including those which finance the state’s highway and bridge program, SUNY and CUNY educational facilities, health and mental hygiene facilities, prison construction and rehabilitation, economic development projects, state buildings and housing programs, and equipment acquisitions, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the state. Debt service payable to certain public authorities from state appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the state or from dedicated tax and other sources (i.e., state personal income taxes, motor vehicle and motor fuel related-taxes, dormitory facility rentals, and patient charges). Although these financing arrangements involve a contractual agreement by the state to make payments to a public authority, municipality or other entity, the state’s obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the state for making the payments.
     State-related debt includes state-supported debt referenced above, as well as state-guaranteed debt (to which the full faith and credit of the state has been pledged), moral obligation financings and certain contingent-contractual obligation financings.
     • Contingent Contractual-Obligation Financing. New York may also enter into statutorily authorized contingent contractual-obligation financings under which the state may enter into service contracts obligating it to pay debt service on bonds, subject to annual appropriation, in the event there are shortfalls in revenues from other non-state resources pledged, or otherwise available, to pay the debt service on the bonds. New York has never been required to make any payments, and does not expect to make payments, under this financing arrangement in the 2009-2010 fiscal year.
     • Moral Obligation Financings. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the state, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer’s debt service reserve fund. There has never been a payment default on any moral obligation debt of any public authority. New York does not intend to increase statutory authorizations for moral obligation bond programs. The state has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 2009-2010 fiscal year.
     • State-Guaranteed Financings. Pursuant to specific constitutional authorization, New York may also directly guarantee certain public authority obligations. Payments of debt service on state-guaranteed bonds and notes are legally enforceable obligations of the state. The only current authorization provides for the state guarantee of the repayment of certain borrowings for designated projects of the New York State Job Development Authority. The state has never been called upon to make any direct payments pursuant to any such guarantees and does not anticipate that it will be called upon to make any payments pursuant to the state guarantee in the 2009-2010 fiscal year.
     New York has never defaulted on any of its general obligation indebtedness or its obligations under lease purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.
     Public Authorities. Public authorities refer to certain public benefit corporations, created pursuant to state law. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the state itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The state’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations, particularly those using state-supported or state-related debt. As of December 31, 2008, there were 19 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was approximately $140 billion, only a portion of which constitutes state-supported or state-related debt.
     New York City. The fiscal demands on New York may be affected by the fiscal condition of the City, which relies in part on state aid to balance its budget and meet its cash requirements. It is also possible that the state’s finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.
     Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional state assistance during the last several state fiscal years. Between 2004 and 2008, the New York legislature authorized 17 bond issuances to finance local government operating deficits. At least three more deficit-financing authorizations were granted by the State legislature in 2008. Like the state, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the Federal government may reduce (or in some cases eliminate) Federal funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that localities, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the state. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate state assistance.
     Special Risk Considerations Regarding Pennsylvania Municipal Securities. The Invesco Van Kampen Pennsylvania Tax Free Income Fund invests primarily in Pennsylvania municipal securities. In addition, the specific Pennsylvania municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of Pennsylvania municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of Pennsylvania municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of Pennsylvania municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of Pennsylvania municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of Pennsylvania municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Pennsylvania, and there is no obligation on the part of the Commonwealth of Pennsylvania to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within Pennsylvania, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of Pennsylvania municipal securities.
     Pennsylvania had been historically identified as a heavy industry state although that reputation changed as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. The major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions. Pennsylvania’s agricultural industries are also an important component of the Commonwealth’s economic structure.
     The Commonwealth operates under an annual budget which is formulated and submitted for legislative approval by the Governor each February. The Pennsylvania Constitution requires that the Governor’s budget proposal consist of three parts: (i) a balanced operating budget for the ensuing fiscal year setting forth proposed expenditures and estimated revenues from all sources and, if estimated revenues and available surplus are less than proposed expenditures, recommending specific additional sources of revenue sufficient to pay the deficiency; (ii) a capital budget for the ensuing fiscal year setting forth in detail proposed expenditures to be financed from the proceeds of obligations of the Commonwealth or of its agencies or authorities or from operating funds; and (iii) a financial plan for not less than the succeeding five fiscal years, which includes for each year (a) projected operating expenditures classified by department or agency and by program, and estimated revenues by major categories from existing and additional sources, and (b) projected expenditures for capital projects specifically itemized by purpose and their proposed sources of financing. The General Assembly may add, change or delete any items in the budget prepared by the Governor, but the Governor retains veto power over the individual appropriations passed by the legislature. The Commonwealth’s fiscal year begins on July 1 and ends on June 30.

     During the five-year period from fiscal year 2004 through fiscal year 2008, total revenues and other sources increased by an average of 3.2 percent annually. Tax revenues during this same period increased by an annual average of 5.6 percent with a portion of the average annual growth rate attributable to various tax rate and base changes enacted over the same period. During the past several fiscal years, fees and license income and other financing sources such as transfers from other funds have continued to become a larger portion of income to the General Fund. Expenditures and other uses during the fiscal years 2004 through 2008 rose at an average annual rate of 3.9 percent. Expenditures for public education during this period increased at an average annual rate of 5.4 percent; health and human services expenditures increased at an average annual rate of 4.0 percent; and capital outlays decreased at an average annual rate of 39.2 percent. Commonwealth expenditures for direction and support services (state employees and government administration) decreased at an average annual rate of 6.5 percent during the fiscal years 2004 through 2008. The fund balance at June 30, 2008 totaled $2,974.1 million, a decrease of $396.8 million from the balance at June 30, 2007. The fiscal year 2008 year-end unreserved-undesignated portion of the fund balance was $9.6 million, $359.0 million below the amount recorded for fiscal year 2007 year’s end.
     The national economic slowdown and a recession in the housing sector adversely impacted growth in the Commonwealth during fiscal year 2008. Declining home sales and home values, a contraction in available credit from woes in the financial markets, slightly higher unemployment and lower personal consumption resulted in less growth in fiscal year 2008 revenues than had been projected in February 2008. Commonwealth revenues still exceeded the certified estimate for fiscal year 2008 by $167.5 million or 0.6 percent. Preliminary estimates from February 2008 projected a revenue surplus of $427 million during fiscal year 2008. Lower than projected revenues from corporate and personal income taxes were responsible for the lower than projected growth. Final Commonwealth General Fund revenues for the fiscal year totaled $27,928.2 million. Total fiscal year 2008 revenues, net of reserves for tax refunds and including intergovernmental transfers and additional resources totaled $27,502.9 million. Total expenditures, net of appropriation lapses and including intergovernmental transfers and expenditures from additional sources, were $27,450.9 million. As a result of Commonwealth financial operations during fiscal year 2008, the preliminary unappropriated surplus balance, prior to the statutorily required transfer to the Budget Stabilization Reserve Fund, totaled $582.9 million.
     In response to lower-than-projected growth in Commonwealth revenues, the General Assembly approved and the Governor signed into law, a one-year suspension of the 25 percent transfer of a portion of the unappropriated surplus balance to the Budget Stabilization Reserve Fund for fiscal year 2008. Revenues available to the Commonwealth, including intergovernmental transfers and additional sources, increased 1.3 percent. Fiscal year 2008 revenues (all sources) totaled $27,502.9 million, an increase of $309.2 million over fiscal year 2007. Intergovernmental transfer proceeds decreased $54.5 million, primarily due to the continued phase-out of intergovernmental transfers. Funding from additional sources decreased $115.2 million or 45 percent, primarily due to decreased transfers from other state funds. General Fund revenues grew $478.8 million or 1.7 percent during fiscal year 2008 when measured on a year-over-year basis. Corporate tax receipts were $13.3 million, or 0.2 percent over estimate for the fiscal year. Year-over-year growth in corporate taxes was also 0.2 percent during fiscal year 2008 as corporate net income tax collections declined 3.0 percent while gross receipts tax collections grew 4.3 percent and receipts from the capital stock and franchise tax grew 2.0 percent on a year-over-year basis. The growth in capital stock and franchise tax receipts occurred despite the continued phase-out of this tax. Personal income taxes were $157.7 million over the estimate, a surplus of 1.5 percent versus the estimate, while year-over-year growth in personal income tax receipts was 6.3 percent. Sales and use tax revenues declined in fiscal year 2008 by $94.2 million or 1.1 percent on a year-over-year basis. Sales tax receipts were below estimate by $19.6 million, a difference of 0.2 percent from the fiscal year estimate. Non-tax revenues of the Commonwealth declined by 17 percent during the fiscal year, led by decreased liquor store profits and lower-than-projected earnings on the investment of Commonwealth funds. Reserves for tax refunds in fiscal year 2008 were $1,050 million, an amount equal to the fiscal year 2007 reserves. At the end of fiscal year 2008, approximately $100 million of reserves were available for making tax refunds in the following fiscal year.

     Fiscal year 2008 appropriations from Commonwealth revenues, including supplemental appropriations and net of appropriation lapses, totaled $27,450.9 million, an increase of 1.6 percent from fiscal year 2007 expenditures. A total of $356.0 million in appropriations were lapsed in fiscal year 2008, and the fiscal year 2008 budget contained a reduced level of intergovernmental transfers which were utilized to cover a portion of medical assistance costs. Intergovernmental transfers replaced $482.2 million of General Fund medical assistance costs in fiscal year 2008, compared to $536.7 million in fiscal year 2007, a decrease of 10.1 percent. In addition, approximately $142.5 million in additional funds were appropriated in fiscal year 2008 to fund expenditures normally funded from Commonwealth revenues, a decrease from $257.7 million in fiscal year 2007. The ending unappropriated balance was $585.3 million for fiscal year 2008, an increase of 9.8 percent from fiscal year 2007.
     The dramatic and adverse effects of the national economic recession negatively impacted the Commonwealth’s economy during fiscal year 2009. The fiscal year 2009 budget was based upon an economic assumption that economic growth would resume in the second half of the fiscal year, reaching nearly 2.0 percent annual growth by June 2009. However, the economy did not rebound but rather the contraction in the national economy during each of the four quarters of fiscal year 2009, combined with rising unemployment rates and the turbulent financial markets, negatively impacted the Commonwealth’s revenues and receipts. General Fund revenues of the Commonwealth were below the certified estimate by $3,254.6 million or 11.3 percent during fiscal year 2009. Final Commonwealth General Fund revenues for the fiscal year totaled $25,529.8 million. Total fiscal year 2009 revenues, net of reserves for tax refunds and including intergovernmental transfers and additional resources, totaled $24,750.6 million. Total expenditures, net of appropriation lapses and including intergovernmental transfers and expenditures from additional sources, were $28,135.4 million.
     As a result of Commonwealth financial operations during the fiscal year, the preliminary unappropriated surplus balance decreased to -$2,799.5 million, including the beginning balance from the prior year of operations. Revenues available to the Commonwealth, net of reserves for tax refunds and including intergovernmental transfers and additional sources, decreased 10.1 percent. Fiscal year 2009 revenues (all sources) totaled $24,750.6 million, a decrease of $2,781.7 million over fiscal year 2008. Intergovernmental transfer proceeds decreased $65.8 million or 12.9 percent, primarily due to the continued phase-out of intergovernmental transfers. Funding from additional sources decreased $142.5 million or 100 percent, primarily due to the elimination of transfers from other state funds. General Fund revenues declined $2,398.3 million or 8.6 percent during fiscal year 2009 when measured on a year-over-year basis. Corporate tax receipts were $613.9 million, or 11.3 percent below estimate for the fiscal year. Year-over-year growth in corporate taxes was -11.4 percent during fiscal year 2009 as corporate net income tax collections declined 18.1 percent and capital stock and franchise tax receipts declined 22.8 percent while collections from the gross receipts tax grew 2.1 percent on a year-over-year basis. A portion of the decline in capital stock and franchise tax receipts was due to the continued phase-out of this tax. Personal income taxes were $1,290.7 million below the estimate, a shortfall of 11.2 percent versus the estimate, while year-over-year growth in personal income tax receipts was -6.5 percent. Personal income tax collection attributable to withholding declined 0.2 percent during fiscal year 2009 while tax collections from the non-withholding portion of the personal income tax declined 22.5 percent on a year-over-year basis. Sales and use taxes receipts were also below the fiscal year 2009 estimate by $595.3 million, a difference of -6.8 percent from the fiscal year estimate. Sales tax collections declined 4.3 percent during fiscal year 2009 as motor vehicle sales tax collections declined 12.8 percent and non-motor vehicle sales tax receipts declined 3.0 percent during fiscal year 2009.
     Continued weakness in the housing market led to realty transfer tax revenues declining by 31.4 percent during fiscal year 2009. Non-tax revenues of the Commonwealth were 68.3 percent below the fiscal year 2009 estimate, led by realized losses on the investment of Commonwealth funds. Reserves for tax refunds in fiscal year 2009 were $1,225 million, an increase of 16.7 percent from the fiscal year 2008 reserves. In response to declining revenue collections in fiscal year 2009, the Commonwealth implemented a number of steps to reduce expenditures during fiscal year 2009. First, the Commonwealth implemented three rounds of budget cuts or “freezes,” which reduced the ability of agencies to spend funds appropriated during fiscal year 2009. Total budget cuts of $505 million, or approximately 4.25 percent, were implemented during fiscal year 2009 in agencies under the Governor’s jurisdiction.

Additionally, the Commonwealth implemented a general hiring freeze to reduce costs, it restricted out-of-state travel, it banned the purchase of new and replacement vehicles and reduced the size of the state fleet by 1,000 vehicles. Fiscal year 2009 and 2010 salaries for management and non-union employees were frozen at current levels. As result, a total of $634.2 million in appropriations were lapsed in fiscal year 2009.
     Fiscal year 2009 appropriations from Commonwealth revenues, net of appropriation lapses, totaled $28,323.8 million, an increase of 4.2 percent from fiscal year 2008 expenditures and the fiscal year 2009 budget contained a slightly reduced level of intergovernmental transfers which were utilized to cover a portion of medical assistance costs. Intergovernmental transfers replaced $445.8 million of General Fund medical assistance costs in fiscal year 2009, compared to $508.6 million in fiscal year 2008, a decrease of 12.9 percent. The ending unappropriated balance was -$2,799.5 million for fiscal year 2009, which was carried-forward to fiscal year 2010. The Commonwealth has undertaken a number of management and productivity improvement efforts since 2003 that have resulted in a recurring annual savings of an estimated $1.75 billion in fiscal year 2009. Examples of these improvements includes saving $242 million annually from complement reductions, $643 million annually from contract renegotiations and $489 million from operational and process improvements. These recurring savings have assisted the Commonwealth in its efforts to mitigate the impact of the national recession.
     On August 5, 2009 the Governor signed into law, Act 1A, which provides $11 billion of appropriations towards the operation of critical public health and safety services and to fund general government operations for the Commonwealth. In signing Act 1A, the Governor also line-item vetoed nearly $13 billion of appropriations for fiscal year 2010. The resulting legislation has been commonly referred to as a “bridge budget,” which provides for the full fiscal year 2010 funding for: 1) essential general government operations, including the payment of wages and salaries to most Commonwealth employees; 2) the payment of general obligation debt service; 3) the payment of appropriation and/or lease-supported debt of the Commonwealth; 4) the incarceration of convicted offenders within state correctional institutions; 5) the provision of state police services; and 6) certain mandated costs for the provision of health and welfare programs. Funding for all other programs and services normally provided by the General Fund was vetoed by the Governor. Programs for which fiscal year 2010 funding was line-item vetoed include, but are not limited to, basic education funding and other such funding to Pennsylvania school districts, grants and aid payments to Commonwealth counties and other similar municipalities, economic development programs, certain health and welfare programs, public recreation and conservation programs and environmental protection efforts. The enacted fiscal year 2010 “bridge budget,” or Act 1A, provides appropriations totaling $10,967.9 million of Commonwealth funds against estimated current law revenues, prior to reserves for tax refunds, of $25,560.6 million.
     On October 9, 2009, the Governor signed into law the enacted fiscal year 2010 budget which provides appropriations and executive authorizations totaling $24,294.2 million, which was net of expenditures offset with federal funds and did not include appropriations for certain non-preferred institutions such as the state-related universities and museums. Appropriations for these institutions were approved by the General Assembly and signed into law by the Governor on December 17, 2009. Appropriations, net of approximately $8 million in line-item vetoes, totaled $690.2 million in fiscal year 2010. Further, on January 8, 2010, the Governor signed into law a bill expanding gaming in the Commonwealth. Act 1 of 2010 (“Act 1”) authorizes certain table games at Pennsylvania casinos and is estimated to generate an additional $256 million in General Fund revenues during fiscal year 2010. Additional fiscal year 2010 General Fund revenues generated from Act 1 would be derived mainly from upfront license fees. Act 1 imposes a 14 percent tax rate on most table game revenue and directs such revenues to the General Fund until such time as the balance in the Budget Stabilization Reserve Fund reaches $750.0 million. Annual recurring revenue to the General Fund from table games is currently estimated to be between $80 and $90 million. A total of $27,397.6 million in revenues, net of tax refunds and including intergovernmental transfers is estimated for fiscal year 2010. The $2,413.2 million difference between the estimated revenues and expenditures will be used to fund the -$2,799.5 million beginning balance deficit. In addition, the $755 million balance in the Budget Stabilization Reserve Fund will be transferred to the General Fund. The preliminary fiscal year ending unappropriated balance was estimated to be $368.7 million. Given the current state of the national economy, the fiscal year 2010 base revenue estimate is premised on the assumption that the Commonwealth will experience zero growth (0.0 percent) during fiscal year 2010.
     The enacted budget provides an estimated $808.2 million in recurring revenues from various sources. Included in the recurring revenues are the following revenue enhancements: $250 million from the legalization and taxation of table games at Pennsylvania casinos; $374 million from the suspension of the phase-out of the capital stock and franchise tax; $171 million from the redirection from a dedicated use to the General Fund, of an existing $0.25 per pack tax on cigarettes; $100 million from enactment of an additional $0.25 per pack cigarette tax; $38.3 million from the suspension of certain tax credits; $44 million in revenue from the redirection of revenues formerly dedicated to the Autocat fund; a redirection of funds formerly dedicated to the Race Horse Development Fund; and a new $1.60 tax on a pack of small cigars. The enacted budget for fiscal year 2010 also includes $2,356.0 million in non-recurring revenues including; $755 million from the Budget Stabilization Fund; $708 million from the Health Care Provider Retention Account; $100 million from the MCare Fund; $159 million for the Personal Income Tax; $203 million from the Oil and Gas Lease Fund; $150 million from the Tobacco Endowment Account; $190 million from a tax amnesty program; $80-90 million from a tax on table games at Pennsylvania casinos, which will begin to accrue in fiscal year 2011; $25 million from an increased transfer from the State Stores Fund; $18.8 million from the Keystone fund; $17.7 million from the suspension of the tobacco cessation program in the Tobacco Fund; and other smaller transfers from various funds. The fiscal year 2010 budget also utilizes $3,390.3 million in available federal fiscal relief funds to offset state appropriations. However, the dramatic and continued adverse effects of the national economic recession continue to adversely impact Commonwealth revenues. Through December 2009, General Fund revenues are 2 percent below estimate or $254.2.0 million below the certified official estimate. Corporation tax receipts are essentially on estimate through December, while receipts from the Sales tax and the Personal Income tax are 4.4 percent and 2.5 percent below the official estimate. Total fiscal year 2010 revenues of the Commonwealth, prior to reserves for refunds, are now expected to be $450 million or 1.7 percent below the certified official estimate for fiscal year 2010. Fiscal year 2010 receipts from corporate tax receipts are now estimated to rise slightly above the official estimate for 2010, by 0.6 percent and corporate receipts are now expected to grow 5.9 percent on a year-over-year basis. Personal income tax receipts in fiscal year 2010 are now expected to be 2.5 percent lower than the official estimate and personal income tax collections are expected to decline 1.7 percent from the prior year on a year-over-year basis. Sales and use tax receipts are now projected to be 3.1 percent lower than the original estimate for fiscal year 2010 and virtually no change, 0.03 percent decline, is forecast on a year-over-year basis. Education funding is expanded with the enacted fiscal year 2010 budget by an additional $300 million provided through the Basic Education subsidy.
     The fiscal year 2010 budget represents a 1.8 percent ($523.9 million) decrease over the fiscal year 2009 budget. The fiscal year 2010 budget reduces or eliminates funding for programs in nearly every Commonwealth agency. The budget reduces funding for over 300 programs and eliminates funding for over 100 programs, lowering General Fund spending by nearly $1,900.0 million. Nearly 3,000 Commonwealth positions are to be eliminated in fiscal year 2010, bringing the total reduction in the Commonwealth’s workforce to 4,767 positions since 2003. In response to lower than estimated tax receipts through December 2009 and a projected $450 million shortfall in fiscal year 2010 revenues, the Governor has directed budget cuts or “freezes” which reduce the ability of agencies to spend funds appropriated during fiscal year 2010. Total budget cuts of $170 million will be implemented during fiscal year 2010 in agencies under the Governor’s jurisdiction. An additional $50 million in prior year appropriations or “lapses” will be available to address a portion of the projected revenue shortfall. Finally, $230 million would be drawn from the projected $368.7 million year-end unappropriated surplus. The achievement of budgeted results may be adversely affected by a number of trends or events, including developments in the national and state economy.
     All outstanding general obligation bonds of the Commonwealth are currently rated AA2 (stable) by Standard and Poor’s Corporation (“S&P”) and AA2 (negative outlook) by Moody’s Investors Service, Inc. (“Moody’s”). The City of Philadelphia’s long-term obligations supported by payments from the City’s General Fund are currently rated BBB (stable) by S&P and Baa1 (negative outlook) by Moody’s. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.
     According to the Official Statement dated January 13, 2010 describing General Obligation Bonds, First Series of 2010 of the Commonwealth of Pennsylvania, the Office of Attorney General and the Office of General Counsel have reviewed the status of pending litigation against the Commonwealth, its officers and employees, and have identified the following cases as ones where an adverse decision may have a material effect on governmental operations of the Commonwealth and consequently, the Commonwealth’s ability to pay debt service on its obligations. Under Act No. 1978-152 approved September 28, 1978, as amended, the General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1 million for each accident. The Supreme Court of Pennsylvania has held that this limitation is constitutional. Approximately 3,150 suits against the Commonwealth remain open. Tort claim payments for the departments and agencies, other than the Department of Transportation, are paid from departmental and agency operating and program appropriations. Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund. The Motor License Fund tort claim appropriation for fiscal 2009 is $20.0 million.
     County of Allegheny v. Commonwealth of Pennsylvania
     In December 1987, the Supreme Court of Pennsylvania held in County of Allegheny v. Commonwealth of Pennsylvania that the statutory scheme for county funding of the judicial system is in conflict with the Pennsylvania Constitution. However, the Supreme Court of Pennsylvania stayed its judgment to afford the General Assembly an opportunity to enact appropriate funding legislation consistent with its opinion and ordered that the prior system of county funding shall remain in place until this is done. The Court appointed retired Justice Frank J. Montemuro, Jr. as special master to devise and submit a plan for implementation. The Interim Report of the Master recommended a four-phase transition to state funding of a unified judicial system, during each of which specified court employees would transfer into the state payroll system. Phase I recommended that the General Assembly provide for an administrative structure of local court administrators to be employed by the Administrative Office of Pennsylvania Courts, a state agency. Numbering approximately 165 people statewide, local court administrators are employees of the counties in which they work. On June 22, 1999, the Governor approved Act No. 1999-12 under which these approximately 165 county-level court administrators became employees of the Commonwealth. Act 12 also triggered the release of appropriations that had been made for this purpose in 1998 and 1999. The remainder of Justice Montemuro’s recommendation for later phases remains pending before the Supreme Court of Pennsylvania. Recently the counties moved the Court to enforce the original order in the case. The Court has held argument on the motion and a decision is pending.
     Northbrook Life Insurance Co. v. Commonwealth
     This case is the lead case in potential litigation with the entire insurance industry that does business in Pennsylvania. Currently, the Commonwealth Court has docketed in excess of 40 cases representing 20 or more insurance companies. Dozens of additional cases are being held pending this litigation at the administrative boards. The cases challenge the Department of Revenue’s application of portions of the Life and Health Guarantee Association Act of 1982 (the “Act”). The Act establishes a funding mechanism to fulfill defaulted obligations of insurance companies under life and health insurance policies and annuities contracts to insured Pennsylvania residents. In accordance with this funding mechanism, other insurance companies are assessed to provide the funds due to Pennsylvania residents insured by insurance companies which have become insolvent or are otherwise in default to their insureds. Because the assessed insurance companies are paying the insurance obligations of other companies, a provision was placed in the Act which allows assessed insurance companies to claim a credit against their gross premiums tax liability based on such assessments. The assessments on each company are broken into various categories, including life insurance assessments, health insurance assessments, and annuity assessments, based on the type and amount of business each company transacts in Pennsylvania. Life and health insurance premiums have always been subject to the premiums tax and there is no dispute that companies may claim credit for life and health assessments.

Annuity considerations, however, were taxed for approximately a three-year period, 1992-1995. Some annuity considerations were subject to tax; others were not. After several changes of direction, the Department of Revenue decided to allow credits for assessments paid on taxable annuity considerations. Credits were not allowed for assessments paid on non-taxable annuities. There is no provision in the insurance law that restricts the credit to only the assessments paid on taxable annuities. Taxpayers want the credit for assessments paid on all annuities, both during the period that annuities were taxed and going forward. On January 26, 2006, the en banc Court issued a conflicted decision in which the majority ruled for both parties. Both parties filed exceptions. The Court denied all exceptions and upheld its earlier decision. Northbrook filed an appeal to the Pennsylvania Supreme Court. The Supreme Court ruled in Northbrook’s favor but only on a technicality and did not address the substantive findings of the Commonwealth Court. The Supreme Court’s decision resulted in an approximately $7,000.00 credit for Northbrook. Counsel have now selected the Allstate case to relitigate the issues involved. The case was briefed and argued before a panel of the Commonwealth Court on December 9, 2009. The Commonwealth is awaiting a decision. The principal focus of the new Allstate litigation will be the proportional part fraction which is multiplied by the assessments to determine the credit as interpreted by the Commonwealth Court. Potential tax refund exposure to the Commonwealth equals up to $150,000,000.
     Hickenbottom v. Nassan, et al.
     This is a civil rights action brought against two state troopers for the shooting of a twelve year-old boy. Following trial, the jury returned a verdict of $28 million. The defendants filed post trial motions and have entered into settlement discussions with the plaintiff. The Commonwealth has reached a verbal agreement with the plaintiff’s counsel in exchange for a general release of all claims, which is subject to the execution of written settlement documents that are presently being negotiated. In the event that the settlement is not consummated, the defendants would pursue the pending post trial motions and an appeal.
     Investment Grade Debt Obligations. Debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. They may be U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies.
     These obligations must meet minimum ratings criteria set forth for the Fund as described in its prospectus or, if unrated, be of comparable quality. Bonds rated Baa3 or higher by Moody’s and/or BBB or higher by S&P or Fitch Ratings, Ltd. are typically considered investment grade debt obligations. The description of debt securities ratings may be found in Appendix A.
     In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:
(i)	general economic and financial conditions;

(ii)	the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and,

(iii)	other considerations deemed appropriate.
     Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.
     Non-Investment Grade Debt Obligations (“Junk Bonds”). Bonds rated Ba or below by Moody’s and/or BB or below by S&P or Fitch Ratings, Ltd. are typically considered non-investment grade or “junk bonds.” Analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of the Adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds. Description of debt securities ratings are found in Appendix A.
     The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often issued by smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund’s shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.
     Loans, Loan Participations and Assignments. Loans and loan participations are interests in amounts owed by a corporate, governmental or other borrowers to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
     When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
     Investments in loans, loan participations and assignments present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. The Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
     Public Bank Loans. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public loans are made by banks or other financial institutions, and may be rated investment grade (Baa or higher by Moody’s, BBB or higher by S&P) or below investment grade (below Baa by Moody’s or below BBB by S&P). However, public bank loans are not registered under the 1933 Act, and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.
     Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Fund becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to a Fund’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
     Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Fund, a reduction in the value of the loan, and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.
     Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Indexed securities may include structured notes and other securities wherein the interest rate or principal are determined by a reference instrument.
     Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.
     Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security’s issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a referenced instrument, the rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to the Fund.
     U.S. Corporate Debt Obligations. Corporate debt obligations in which the Funds may invest are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial Paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Funds’ percentage limitation for investments in illiquid securities.
Other Investments
     Additional Information Concerning the S&P 500 Index. The Invesco S&P 500 Index Fund and the Invesco Equally-Weighted S&P 500 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance of sale of shares of the Funds. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.
     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Funds, owners of shares of the Funds, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
     Real Estate Investment Trusts (“REITs”). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.
     Investments in REITS may be subject to many of the same risks as direct investments in real estate. These risks include difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, heavy cash flow dependency and increases in interest rates. To the extent that a Fund invests in REITs, the Fund could conceivably own real estate directly as a result of a default on the REIT interests or obligations it owns.
     In addition to the risks of direct real estate investment described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the following risks: they are dependent upon management skill and on cash flows; are not diversified; are subject to defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act; and are subject to interest rate risk. A Fund that invests in REITs will bear a proportionate share of the expenses of the REITs.
     Other Investment Companies. A Fund may purchase shares of other investment companies, including exchange traded funds. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. For example, under certain conditions, a fund may acquire an unlimited amount of shares of mutual funds that are part of the same group of investment companies as the acquiring fund. In addition, these restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the “Affiliated Money Market Funds”).
     When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
     Limited Partnerships. A limited partnership interest entitles the Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, the Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership
     Master Limited Partnerships (“MLPs”). Operating earnings flow directly to the unitholders of MLPs in the form of cash distributions. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. Operating earnings flow directly to the unitholders of MLPs in the form of cash distributions.
     The risks of investing in an MLP are similar to those of investing in a partnership and include less restrictive governance and regulation, and therefore less protection for the MLP investor, than investors in a corporation. Additional risks include those risks traditionally associated with investing in the particular industry or industries in which the MLP invests.
     Private Investments in Public Equity: Private investments in public equity (PIPES) are equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
     Defaulted Securities. Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, the Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer’s obligations on the defaulted securities. This could increase the Fund’s operating expenses and adversely affect its net asset value. Risks in defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Any investments by the Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless Invesco and/or the Sub-Advisers determine that such defaulted securities are liquid under guidelines adopted by the Board.
     Municipal Forward Contracts. A municipal forward contract is a Municipal Security which is purchased on a when-issued basis with longer-than-standard settlement dates, in some cases taking place up to five years from the date of purchase. The buyer, in this case the Fund, will execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash to meet that forward commitment.

     Municipal forward contracts typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period and failure of the issuer to complete various steps required to issue the bonds.
     Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing the Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Funds. The Fund’s Adviser, or Sub-Adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.
     Zero Coupon and Pay-in-Kind Securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that traditionally provide periodic payments of interest (referred to as a coupon payment). Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents “original issue discount” on the security.
     Premium Securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.
     Premium securities are typically purchased at a “premium,” in other words, at a price greater than the principal amount payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.
     Stripped Income Securities. Stripped Income Securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities, or other assets. Stripped income securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped, where one class will receive all of the interest (the “interest only class” or the “IO class”), while the other class will receive all of the principal (the “principal-only class” or the “PO class”).
     The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities. In the case of mortgage-backed stripped income securities, the yields to maturity of IOs and POs may be very sensitive to principal repayments (including prepayments) on the underlying mortgages resulting in a Fund being unable to recoup its initial investment or resulting in a less than anticipated yield. The market for stripped income securities may be limited, making it difficult for the Fund to dispose of its holding at an acceptable price.
     Privatizations. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs to sell part or all of their interests in government owned or controlled companies or enterprises (“privatizations”). A Fund’s investments in such privatizations may include: (i) privately negotiated investments in a government owned or controlled company or enterprise; (ii) investments in the initial offering of equity securities of a government owned or controlled company or enterprise; and (iii) investments in the securities of a government owned or controlled company or enterprise following its initial equity offering.
     In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies and enterprises currently owned or controlled by them, that privatization programs will be successful, or that foreign governments will not re-nationalize companies or enterprises that have been privatized. If large blocks of these enterprises are held by a small group of stockholders the sale of all or some portion of these blocks could have an adverse effect on the price.
     Participation Notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate. Participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets.
Investment Techniques
     Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued or delayed delivery basis means that delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include “To Be Announced” (“TBA”) mortgage backed securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. A Fund may also enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable.
     When purchasing a security on a forward commitment, when-issued or delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
     Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement.
     Short Sales. The Funds do not currently intend to engage in short sales other than short sales against the box. A Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets. This limitation does not apply to short sales against the box.
     A short sale involves the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security from a broker. The Fund normally closes a short sale by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. A short sale is typically effected when the Fund’s Adviser believes that the price of a particular security will decline. Open short positions using futures or forward currency contracts are not deemed to constitute selling securities short.
     To secure its obligation to deliver the securities sold short to the broker, a Fund will be required to deposit cash or liquid securities with the broker. In addition, the Fund may have to pay a premium to borrow the securities, and while the loan of the security sold short is outstanding, the Fund is required to pay to the broker the amount of any dividends paid on shares sold short. In addition to maintaining collateral with the broker, a Fund will set aside an amount of cash or liquid securities equal to the difference, if any, between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker-dealer in connection with the short sale. The collateral will be marked-to-market daily. The amounts deposited with the broker or segregated with the custodian do not have the effect of limiting the amount of money that the Fund may lose on a short sale. Short sale transactions covered in this manner are not considered senior securities and are not subject to the Fund’s fundamental investment limitations on senior securities and borrowings.
     Short positions create a risk that a Fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security together with any transaction costs. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility. Because the Fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the Fund resulting from the short sale will be decreased, and the amount of any ultimate gain or loss will be decreased or increased, respectively, by the amount of such expenses.
     The Fund may also enter into short sales against the box. Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

     Short sales against the box result in a “constructive sale” and require a Fund to recognize any taxable gain unless an exception to the constructive sale applies. See “Dividends, Distributions and Tax Matters — Tax Matters — Determination of Taxable Income of a Regulated Investment Company.”
     Margin Transactions. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.
     Interfund Loans. The SEC has issued an exemptive order permitting the Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Funds’ interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan will generally only occur if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) a Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) a Fund may not lend more than 5% of its net assets to another Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day.
     Borrowing. The Funds may borrow money to the extent permitted under the Fund Policies. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.
     If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.
     The Funds may borrow from a bank, broker-dealer, or another Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets or when any borrowings from a Fund are outstanding.
     Lending Portfolio Securities. A Fund may lend its portfolio securities (principally to broker-dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco’s judgment, the income earned would justify the risks.
     A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

     If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.
     Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.
     For a discussion of tax considerations relating to lending portfolio securities, see “Dividends, Distributions and Tax Matters — Tax Matters — Securities Lending.”
     Repurchase Agreements. Certain Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund’s holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.
     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.
     The Funds may invest their cash balances in joint accounts with other Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.
     Restricted and Illiquid Securities. Each Fund may invest up to 15% of its net assets in securities that are illiquid.
     Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the “1933 Act”); and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws.

     Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling illiquid securities may result in a loss or be costly to the Fund.
     If a substantial market develops for a restricted security or other illiquid investment held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. While Invesco monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for Invesco’s liquidity determinations. Invesco considers various factors when determining whether a security is liquid, including the frequency of trades, availability of quotations and number of dealers or qualified institutional buyers in the market.
     Reverse Repurchase Agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.
     Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.
     Mortgage Dollar Rolls. A mortgage dollar roll (a “dollar roll”) is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker-dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase a Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. In addition, cash proceeds of the sale may be invested in short-term instruments and the income from these investments, together with any additional fee income received on the sale, would generate income for a Fund. A Fund typically enters into a dollar roll transaction to enhance the Fund’s return either on an income or total return basis or to manage pre-payment risk.
     Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Dollar rolls are considered borrowings by a Fund under the 1940 Act. At the time a Fund enters into a dollar roll transaction, a sufficient amount of assets held by the Fund will be segregated to meet the forward commitment.
     Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser’s or Sub-Adviser’s ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.
     Sale of Money Market Securities. The Money Market Funds do not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, the Adviser and/or Sub-Adviser may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there frequently are differences in yields between various types of money market securities. The Adviser and/or Sub-Adviser may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Adviser’s and/or Sub-Adviser’s judgment as to desirable portfolio maturity structure. The Adviser and/or Sub-Adviser may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. This procedure may increase or decrease the Fund’s yield depending upon the Adviser’s and/or Sub-Adviser’s ability to correctly time and execute such transactions. The Fund’s policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund’s net income.
     Standby Commitments. A Fund may acquire securities that are subject to standby commitments from banks or other municipal securities dealers.
     Under a standby commitment, a bank or dealer would agree to purchase, at the Fund’s option, specified securities at a specified price. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer’s ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, Invesco reviews the creditworthiness of the banks and other municipal securities dealers from which the Funds obtain standby commitments in order to evaluate those risks.
Derivatives
     A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as an “underlying reference.” These underlying references may include commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include swaps, options, warrants, futures and forward currency contracts. Some derivatives, such as futures and certain options, are traded on U.S. commodity or securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market.
     Derivatives may be used for “hedging,” which means that they may be used when the portfolio manager seeks to protect the Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Fund’s portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon the portfolio manager’s ability to predict and understand relevant market movements.
     Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Fund could lose more than it invested, federal securities laws, regulations and guidance may require the Fund to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset the Fund’s obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.
     For swaps, forwards and futures that are contractually required to “cash-settle,” the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily mark-to-market (net) obligations, if any (i.e., the Fund’s daily net liability, if any), rather than the notional value (See “Swap Agreements”). By setting aside assets equal to only its net obligations under cash-settled swaps, forward and futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff. The Subsidiary will comply with these asset segregation requirements to the same extent as the Fund itself.
     General risks associated with derivatives:
     The use by the Funds of derivatives may involve certain risks, as described below.
     Counterparty Risk: OTC derivatives are generally governed by a single master agreement for each counterparty. Counterparty risk refers to the risk that the counterparty under the agreement will not live up to its obligations. An agreement may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, a Fund might need to rely on contractual remedies to satisfy the counterparty’s full obligation. As with any contractual remedy, there is no guarantee that a Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations on specific transactions, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty.
     A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into.
     Leverage Risk: Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. A Fund mitigates leverage by segregating or earmarking assets or otherwise covers transactions that may give rise to leverage.
     Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.
     Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.
     Regulatory Risk: The risk that a change in laws or regulations will materially impact a security or market.
     Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see “Dividends, Distributions and Tax Matters.”
     General risks of hedging strategies using derivatives:
     The use by the Funds of hedging strategies involves special considerations and risks, as described below.

     Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.
     In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.
     Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.
     Types of derivatives:
     Swap Agreements. Generally, swap agreements are contracts between a Fund and a brokerage firm, bank, or other financial institution (the counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in returns) earned or realized on a particular asset such as an equity or debt security, commodity, currency or interest rate, calculated with respect to a “notional amount.” The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a “basket” of securities representing a particular index. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.
     Numerous proposals have been made by various regulatory entities and rulemaking bodies to regulate the OTC derivatives markets, including, specifically, credit default swaps. The Fund cannot predict the outcome or final form of any of these proposals or if or when any of them would become effective. However, any additional regulation or limitation on the OTC markets for derivatives could materially and adversely impact the ability of the Fund to buy or sell OTC derivatives, including credit default swaps.
     Commonly used swap agreements include:
     Credit Default Swaps (“CDS”): An agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS transactions are typically individually negotiated and structured. A Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.
     A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the “premium”) over the life of the swap in exchange for a counterparty (the “seller”) taking on the risk of default of a referenced debt obligation (the “Reference Obligation”). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.
     Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference

Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.
     Credit Default Index (“CDX”): A CDX is an index of CDS. CDX allow an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or CMBS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (“CMBX”) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities (See “Debt Instruments — Mortgage-Backed and Asset-Backed Securities”) rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default, CMBX involves a pay-as-you-go (“PAUG”) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities.
     Currency Swap: An agreement between two parties pursuant to which the parties exchange a U.S. dollar-denominated payment for a payment denominated in a different currency.
     Interest Rate Swap: An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words, Party A agrees to pay Party B a fixed interest rate and in return Party B agrees to pay Party A a variable interest rate.
     Total Return Swap: An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.
     Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.
     Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options or on a specified date for European style options), the security, currency or other instrument underlying the option (or in the case of an index option the cash value of the index). Options on a CDS or a Futures Contract (defined below) give the purchaser the right to enter into a CDS or assume a position in a Futures Contract.
     The Funds may engage in certain strategies involving options to attempt to manage the risk of their investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value being more sensitive to changes in the value of the option.
     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.

     A Fund (except Invesco Van Kampen Equity Premium Income Fund) will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options would exceed 20% of the Fund’s total assets. A Fund (except Invesco Van Kampen Equity Premium Income Fund) will not purchase options if, immediately after such purchase, the aggregate premiums paid for outstanding options would exceed 5% of the Fund’s total assets.
     A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.
     Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
     Types of Options:
     Put Options on Securities: A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option for American style options or on a specified date for European style options, regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.
     Call Options on Securities: A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.
     Index Options: Index options (or options on securities indices) give the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the “multiplier”), which determines the total dollar value for each point of such difference.
     The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.

     CDS Option: A CDS option transaction gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.
     Options on Futures Contracts: Options on Futures Contracts give the holder the right to assume a position in a Futures Contract (to buy the Futures Contract if the option is a call and to sell the Futures Contract if the option is a put) at a specified exercise price at any time during the period of the option.
     Swaptions. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
     Option Techniques:
     Writing Options. A Fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, the Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option (for American style options). In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.
     A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.
     In return for the premium received for writing a call option on a security the Fund holds, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.
     If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.
     Purchasing Options. A Fund may only purchase a put option on an underlying security, contract or currency owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency held by the Fund; or purchase put options on underlying securities, contracts or currencies against which it has written other put options. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.
     A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio, or on underlying securities, contracts or currencies against which it has written other call options. The Fund is not required to own the underlying security in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying security, contract or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.
     Straddles/Spreads/Collars.
     Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.
     Option Collars. A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.
     Warrants. A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.
     Rights. Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.
     Futures Contracts. A Futures Contract is a two-party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of certain futures such as an index future or Eurodollar Future) for a specified price at a designated date, time and place (collectively, “Futures Contracts”). A “sale” of a Futures Contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A “purchase” of a Futures Contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date.
     The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission (“CFTC”). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the act with respect to the Funds.

     Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding. “Margin” for a Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered (“initial margin”) is intended to ensure the Fund’s performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.
     Subsequent payments, called “variation margin,” received from or paid to the futures commission merchant through which a Fund enters into the Futures Contract will be made on a daily basis as the futures price fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market. When the Futures Contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the futures commission merchant along with any amount in excess of the margin amount; if the Fund has a loss of less than the margin amount, the difference is returned to the Fund; or if the Fund has a gain, the margin amount is paid to the Fund and the futures commission merchant pays the Fund any excess gain over the margin amount.
     Closing out an open Futures Contract is affected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.
     In addition, if a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.
     Types of Futures Contracts:
     Currency Futures: A currency Futures Contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency Futures Contracts may be highly volatile and thus result in substantial gains or losses to the Fund.
     Index Futures: A stock index Futures Contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made.
     Interest Rate Futures: An interest-rate Futures Contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate Futures Contracts are U.S. Treasury futures and Eurodollar Futures Contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (“LIBOR”) which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.
     Security Futures: A security Futures Contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security, or a narrow-based securities index) at a certain price.
     Forward Currency Contracts. A forward currency contract is an over-the-counter contract between two parties to buy or sell a particular currency at a specified price at a future date. The parties may exchange currency at the maturity of the forward currency contract, or if the parties agree prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting amount of currency. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges.
     A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.
     The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
Fund Policies
     Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund’s outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.
     (1) The Fund (except for Invesco Van Kampen American Franchise Fund) is a “diversified company” as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations and Exemptions”). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
     (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
     (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
     (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, (iii) with respect to Invesco California Tax-Free Income Fund, municipal obligations, including those issued by the State of California or its political subdivisions, (iv) with respect to Invesco New York Tax-Free Income Fund, municipal obligations, including those issued by the State of New York or its political subdivisions (v) with respect to Invesco Van Kampen Pennsylvania Tax Free Income Fund, municipal obligations, including those issued by the State of Pennsylvania or its political subdivisions or (vi) with respect to the Money Market Funds, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

     (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
     (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
     (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.
     (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.
     (9) The following apply:
     a) Invesco California Tax-Free Income Fund invests, under normal circumstances, at least 80% of its assets in securities that pay interest exempt from federal and California state income taxes.
     b) Invesco New York Tax-Free Income Fund invests, under normal circumstances, at least 80% of its assets in securities that pay interest exempt from federal, New York state and New York city income tax or other local income taxes.
     c) Invesco Van Kampen Pennsylvania Tax Free Income Fund invests, under normal market conditions, in Pennsylvania municipal securities.
     d) Invesco Van Kampen Tax Free Money Fund invests, under normal market conditions, at least 80% of its assets in high-quality municipal securities.
     For purposes of the foregoing, “assets” means net assets, plus the amount of any borrowings for investment purposes.
     The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.
     Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.
     (1) In complying with the fundamental restriction regarding issuer diversification, the Fund (except for Invesco Van Kampen American Franchise Fund) will not, with respect to 75% of its total assets (and for the Money Market Funds, with respect to 100% of their total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, except, in the case of the Money Market Funds, as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
     In complying with the fundamental restriction regarding issuer diversification, any fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund’s total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.
     (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).
     (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.
     (4) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.
     Each Fund does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, each Fund will interpret the fundamental restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Funds’ prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. Each Fund also will interpret their fundamental restriction regarding purchasing and selling physical commodities and their related non-fundamental restriction to permit the Funds to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Funds’ prospectuses and herein.
     (5) In complying with the fundamental restriction with regard to making loans, each Fund may lend up to 33 1/3% of its total assets and may lend money to a Fund, on such terms and conditions as the SEC may require in an exemptive order.
     (6) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, each Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Fund.
     (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
     (8) The following apply:
     (a) Invesco Dividend Growth Securities Fund invests, under normal circumstances, at least 80% of its assets in common stocks of companies which pay dividends and have the potential for increasing dividends.
     (b) Invesco S&P 500 Index Fund invests, under normal circumstances, at least 80% of its assets in common stocks of companies included in the S&P 500 Index.

     (c) Invesco Van Kampen American Franchise Fund invests, under normal market conditions, at least 80% of its assets in securities of U.S. issuers at the time of investment.
     (d) Invesco Van Kampen Tax Free Money Fund invests, under normal market conditions, at least 80% of its assets in high-quality municipal securities.
     (e) Invesco Van Kampen Small Cap Growth Fund invests, under normal market conditions, at least 80% of its assets in securities of small companies at the time of investment.
     (f) Invesco Van Kampen Core Equity Fund invests, under normal market conditions, at least 80% of its assets in equity securities.
     (g) Invesco Van Kampen Equity and Income Fund invests, under normal market conditions, at least 80% of its assets in equity and income securities at the time of investment.
     (h) Invesco Van Kampen Equity Premium Income Fund invests, under normal market conditions, at least 80% of its assets in equity securities at the time of investment.
     For purposes of the foregoing, “assets” means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.
Policies and Procedures for Disclosure of Fund Holdings
     The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings (the “Holdings Disclosure Policy”). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco and its affiliates may release information about portfolio securities in certain contexts are provided below.
     Public release of portfolio holdings. The Money Market Funds make available to beneficial owners Fund’s shares and prospective investors information regarding or derived from the Fund’s portfolio holdings. The Funds disclose the following portfolio holdings information on www.invescoaim.com:
All Funds other than the Money Market Funds1

	Approximate Date of Web	Information Remains
Information	site Posting	Posted on Web site
Top ten holdings as of month-end	15 days after month-end	Until replaced with the following month’s top ten holdings

Select holdings included in the Fund’s Quarterly Performance Update	29 days after calendar quarter-end	Until replaced with the following quarter’s Quarterly Performance Update

Complete portfolio holdings as of calendar quarter-end	30 days after calendar quarter-end	For one year

Complete portfolio holdings as of fiscal quarter-end	60-70 days after fiscal quarter-end	For one year
Money Market Funds2

[1]	To locate a Fund’s portfolio holdings information on www.invescoaim.com, click on the Products and Performance tab, then click on the Mutual Funds link, then click on the Fund Overview link and select the Fund from the drop-down menu. Links to the Fund’s portfolio holdings are located in the upper right side of this Web site page.

[2]	To locate a Fund’s portfolio holdings information on www.invescoaim.com, click on the Products and Performance tab, then click on the Mutual Funds link, then click on the Money Market link, and then click on the Fund you wish to view. Links to the Fund’s holdings are located in the upper right side of this Web site page.

	Approximate Date of Web site	Information Remains
Information	Posting	Available on Web site
Weighted average maturity information; thirty-day, seven-day and one-day yield information; daily dividend factor and total net assets	Next business day	Until posting of the following business day’s information

Complete portfolio holdings, and information derived therefrom, as of month-end or as of some other period determined by the Adviser in its sole discretion	1 day after month-end or any other period, as may be determined by the Adviser in its sole discretion	Until posting of the fiscal quarter holdings for the months included in the fiscal quarter

Complete portfolio holdings as of fiscal quarter-end	60-70 days after fiscal quarter-end	For one year
     These holdings are listed along with the percentage of the Fund’s net assets they represent. Generally, employees of Invesco and its affiliates may not disclose such portfolio holdings until one day after they have been posted on www.invescoaim.com. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.
     Selective disclosure of portfolio holdings pursuant to Non-Disclosure Agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the “ICCC”) of the Adviser approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund’s shareholders. In making such determination, the ICCC will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.
     The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Funds’ Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which Invesco provides such selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates brought to the Board’s attention by Invesco.
     Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Funds:
•	Attorneys and accountants;

•	Securities lending agents;

•	Lenders to the Funds;

•	Rating and rankings agencies;

•	Persons assisting in the voting of proxies;

•	Funds’ custodians;

•	The Funds’ transfer agent(s) (in the event of a redemption in kind);

•	Pricing services, market makers, or other persons who provide systems or software support in connection with Funds’ operations (to determine the price of securities held by a Fund);

•	Financial printers;

•	Brokers identified by the Funds’ portfolio management team who provide execution and research services to the team; and

•	Analysts hired to perform research and analysis to the Funds’ portfolio management team.
     In many cases, Invesco will disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information (“Non-Disclosure Agreements”). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings on an ongoing basis.
     Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Funds.
     The Holdings Disclosure Policy provides that Invesco will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.
     Disclosure of certain portfolio holdings and related information without Non-Disclosure Agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Funds.
     From time to time, employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds’ portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings disclosed on the Web site. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which Invesco or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.
     From time to time, employees of Invesco and its affiliates also may provide oral or written information (“portfolio commentary”) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Invesco may also provide oral or written information (“statistical information”) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.
     Disclosure of portfolio holdings by traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds’ portfolio securities. Invesco does not enter into formal

Non-Disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.
     Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Funds and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Funds.
     Invesco provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the “Insurance Funds”) to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds (“Insurance Companies”). Invesco may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which Invesco has entered into Non-Disclosure Agreements up to five days prior to the scheduled dates for Invesco’s disclosure of similar portfolio holdings information for other Funds at www.invescoaim.com. Invesco provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their Web sites at approximately the same time that Invesco discloses portfolio holdings information for the other Funds on its Web site. Invesco manages the Insurance Funds in a similar fashion to certain other Funds and thus the Insurance Funds and such other Funds have similar portfolio holdings. Invesco does not disclose the portfolio holdings information for the Insurance Funds on its Web site, and not all Insurance Companies disclose this information on their Web sites.
MANAGEMENT OF THE TRUST
Board of Trustees
     The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.
     Certain trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Funds.
Management Information
     The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.
     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation, Distribution and Proxy Oversight Committee and the Special Market Timing Litigation Committee (the “Committees”).
     The members of the Audit Committee are Messrs. James T. Bunch (Vice-Chair), Bruce L. Crockett, Lewis F. Pennock, Raymond Stickel, Jr. (Chair) and Dr. Larry Soll. The Audit Committee’s primary purposes are to: (i) oversee qualifications, independence and performance of the independent registered public accountants; (ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible audit and non-audit services that are provided to Funds by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds’ independent registered public accountants to the Funds’ Adviser and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Funds’ audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR; (viii) review the process for preparation and review of the Funds’ shareholder reports; (ix) review certain tax procedures maintained by the Funds; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Funds; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Funds who are employees or former employees of the independent registered public accountants; and (xiv) remain informed of (a) the Funds’ accounting systems and controls, (b) regulatory changes and new accounting pronouncements that affect the Funds’ net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Funds. During the fiscal year ended August 31, 2009, the Audit Committee held six meetings.
     The members of the Compliance Committee are Messrs. Frank S. Bayley, Crockett (Chair), Albert R. Dowden (Vice Chair) and Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds’ Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds’ Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, Invesco and INVESCO Funds Group, Inc. (“IFG”); (iii) reviewing any report prepared by a third party who is not an interested person of Invesco, upon the conclusion by such third party of a compliance review of Invesco; (iv) reviewing all reports on compliance matters from the Funds’ Chief Compliance Officer, (v) reviewing all recommendations made by the Senior Officer regarding Invesco’s compliance procedures, (vi) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of Invesco’s fiduciary duties to Fund shareholders and of Invesco’s Code of Ethics; (vii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (viii) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (ix) receiving and reviewing quarterly reports on the activities of Invesco’s Internal Compliance Controls Committee; (x) reviewing all reports made by Invesco’s Chief Compliance Officer; (xi) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of Invesco’s ombudsman; (xii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. (“Invesco”) that are applicable to the Funds or their service providers; and (xiii) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2009, the Compliance Committee held seven meetings.
     The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Dowden (Chair), Jack M. Fields (Vice Chair), Carl Frischling and Dr. Prema Mathai-Davis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board. During the fiscal year ended August 31, 2009, the Governance Committee held seven meetings.
     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.
     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Martin L. Flanagan, Frischling, Pennock, Stickel, Philip A. Taylor and Drs. Mathai-Davis (Vice Chair) and Soll (Vice-Chair). The Investments Committee’s primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by Invesco and the Sub-Advisers; and (ii) review all proposed and existing advisory and sub-advisory arrangements for the Funds, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2009, the Investments Committee held six meetings.
     The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the “Designated Funds”), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.
     The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Baker, Bunch, Fields, Frischling (Chair), Pennock (Vice Chair), Taylor and Drs. Mathai-Davis and Soll. The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the Funds (i) in the valuation of the Funds’ portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the Funds, (iii) in the review of existing distribution arrangements for the Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Funds; and (b) to make regular reports to the full Boards of the Funds.
     The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures, (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto, (iii) reviewing the reports described in the Pricing Procedures and other information from Invesco regarding fair value determinations made pursuant to the Pricing Procedures by Invesco’s internal valuation committee and making reports and recommendations to the full Board with respect thereto, (iv) receiving the reports of Invesco’s internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of Invesco evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board; (v) upon request of Invesco, assisting Invesco’s internal valuation committee or the full Board in resolving particular fair valuation issues; (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the “Liquidity Procedures”) and other information from Invesco regarding liquidity determinations made pursuant to the Liquidity Procedures by Invesco and making reports and recommendations to the full Board with respect thereto, and (vii) overseeing actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution and marketing, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution, (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto, and (iii) reviewing other information from the principal underwriters to the Funds regarding distribution and marketing of the Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the “Guidelines”) and the Proxy Policies and Procedures (the “Proxy Procedures”) by Invesco and the Sub-Advisers, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto, (ii) reviewing the Guidelines and the Proxy Procedures and information provided by Invesco and the Sub-Advisers regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto, and (iii) in implementing its responsibilities in this area, assisting Invesco in resolving particular proxy voting issues. The Valuation, Distribution and Proxy Oversight Committee was formed effective January 1, 2008. It succeeded to the Valuation Committee which existed prior to 2008. During the fiscal year ended August 31, 2009, the Valuation, Distribution and Proxy Oversight Committee held six meetings.
     The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against Funds concerning alleged excessive short term trading in shares of the Funds (“market timing”) and (b) the civil enforcement actions and investigations related to market timing activity in the Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees’ financial expert of market timing activity in the Funds, and for recommending to the independent trustees what actions, if any, should be taken by the Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by Invesco’s Independent Distribution Consultant (the “Distribution Consultant”) for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with Invesco, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant’s engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2009, the Special Market Timing Litigation Committee held one meeting.
Trustee Ownership of Fund Shares
     The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Funds complex, is set forth in Appendix C.
Compensation
     Each trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such trustee also serves as a trustee of other Funds. Each such trustee receives a fee, allocated among the Funds for which he or she serves as a trustee, that consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services. Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2009, is found in Appendix D.

     The trustees have adopted a retirement plan which is secured by the Funds for the trustees of the Trust who are not affiliated with Invesco. The trustees also have adopted a retirement policy that permits each non-Invesco-affiliated trustee to serve until December 31 of the year in which the trustee turns 75. A majority of the trustees may extend from time to time the retirement date of a trustee.
     The trustees have also adopted a retirement policy that permits each non-Invesco-affiliated trustee to serve until December 31 of the year in which the trustee turns 75. A majority of the trustees may extend from time to time the retirement date of a trustee.
     Annual retirement benefits are available to each non-Invesco-affiliated trustee of the Trust and/or the other Funds (each, a “Covered Fund”) who became a trustee prior to December 1, 2008, and has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee’s credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee’s designated beneficiary for the same length of time that the trustee would have received the payments based on his or her service or if the trustee has elected, in a discounted lump sum payment. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.
Deferred Compensation Agreements
     Messrs. Crockett, Edward K. Dunn (a former trustee), Fields and Frischling and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the “Deferring Trustees”) have each executed a Deferred Compensation Agreement (collectively, the “Compensation Agreements”). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other Fund from which they are deferring compensation.
Purchase of Class A Shares of the Funds at Net Asset Value
     The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. Invesco Aim Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see “Purchase, Redemption and Pricing of Shares — Purchase and Redemption of Shares — Purchases of Class A Shares, Class A2 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund — Purchases of Class A Shares at Net Asset Value.”

Code of Ethics
     Invesco, the Trust, Invesco Aim Distributors and the Sub-Advisers each have adopted a Code of Ethics that applies to all Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Unless specifically noted, each Sub-Advisers’ Codes of Ethics do not materially differ from Invesco Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the Funds. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted under the Code subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.
Proxy Voting Policies
     Invesco Advisers, Inc. is comprised of two business divisions, Invesco and Invesco Institutional, each of which have adopted their own specific Proxy Voting Policies.
     The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following Adviser/Sub-Adviser(s), including as appropriate, separately to the named division of the Adviser:

Fund	Adviser/Sub-Adviser
Invesco Balanced Fund	[Invesco]
Invesco California Tax-Free Income Fund	[Invesco]
Invesco Dividend Growth Securities Fund	[Invesco]
Invesco Equally-Weighted S&P 500 Fund	[Invesco]
Invesco Fundamental Value Fund	[Invesco]
Invesco Large Cap Relative Value Fund	[Invesco]
Invesco New York Tax-Free Income Fund	[Invesco]
Invesco S&P 500 Index Fund	[Invesco]
Invesco Van Kampen American Franchise Fund	[Invesco]
Invesco Van Kampen Core Equity Fund	[Invesco]
Invesco Van Kampen Equity and Income Fund	[Invesco]
Invesco Van Kampen Equity Premium Income Fund	[Invesco]
Invesco Van Kampen Growth and Income Fund	[Invesco]
Invesco Van Kampen Money Market Fund	[Invesco]
Invesco Van Kampen Pennsylvania Tax Free Income Fund	[Invesco]
Invesco Van Kampen Small Cap Growth Fund	[Invesco]
Invesco Van Kampen Tax Free Money Fund	[Invesco]
     Invesco (the “Proxy Voting Entity”). The Proxy Voting Entity will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2009, is available without charge at our Web site, www.invescoaim.com. This information is also available at the SEC Web site, www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     Invesco provided the initial capitalization of each Fund and, accordingly, as of the date of this SAI, owned more than 25% of the issued and outstanding shares of each Fund and therefore could be deemed to “control” each Fund as that term is defined in the 1940 Act. It is anticipated that after the commencement of the public offering of each Fund’s shares, Invesco will cease to control any Fund for the purposes of the 1940 Act.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
     Invesco, the Funds’ investment adviser, was organized in 1976, and along with its subsidiaries, manages or advises investment portfolios encompassing a broad range of investment objectives. Invesco is an indirect, wholly owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.
     As investment adviser, Invesco supervises all aspects of the Funds’ operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (“Advisory Agreement”) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.
     Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the respective businesses of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.
     The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds’ shareholders.
     Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.
     Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.
     Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made. Contractual fee waivers or reductions set forth in the Fee Table in a prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco and the Fund.
     Invesco has contractually agreed through at least June 30, 2011, to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee Invesco receives from the Affiliated Money Market Funds as a result of each Fund’s investment of uninvested cash in the Affiliated Money Market Funds. See “Description of the Funds and Their Investments and Risks - Investment Strategies and Risks — Other Investments — Other Investment Companies.”
     Invesco also has contractually agreed through at least June 30, 2012, to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement). The Board or Invesco may terminate the fee waiver arrangement at any time after June 30, 2010. The expense limitations for the following Funds’ shares are:

Fund	Expense Limitation
Invesco Balanced Fund
Class A Shares	1.10%
Class B Shares	1.85%
Class C Shares	1.85%
Class Y Shares	0.85%

Invesco California Tax-Free Income Fund
Class A Shares	0.85%
Class B Shares	1.35%
Class C Shares	1.35%
Class Y Shares	0.60%

Invesco Dividend Growth Securities Fund
Class A Shares	0.95%
Class B Shares	1.70%
Class C Shares	1.70%
Class Y Shares	0.70%

Fund	Expense Limitation
Invesco Equally-Weighted S&P 500 Fund
Class A Shares	0.75%
Class B Shares	1.50%
Class C Shares	1.50%
Class R Shares	1.00%
Class Y Shares	0.50%

Invesco Fundamental Value Fund
Class A Shares	1.65%
Class B Shares	2.40%
Class C Shares	2.40%
Class Y Shares	1.40%

Invesco Large Cap Relative Value Fund
Class A Shares	0.95%
Class B Shares	1.70%
Class C Shares	1.70%
Class Y Shares	0.70%

Invesco New York Tax-Free Income Fund
Class A Shares	0.90%
Class B Shares	1.40%
Class C Shares	1.40%
Class Y Shares	0.65%

Invesco S&P 500 Index Fund
Class A Shares	0.65%
Class B Shares	1.40%
Class C Shares	1.40%
Class Y Shares	0.40%

Invesco Van Kampen American Franchise Fund
Class A Shares	1.35%
Class B Shares	2.10%
Class C Shares	2.10%
Class Y Shares	1.10%

Invesco Van Kampen Core Equity Fund
Class A Shares	1.20%
Class B Shares	1.95%
Class C Shares	1.95%
Class R Shares	1.45%
Class Y Shares	0.95%

Invesco Van Kampen Equity and Income Fund
Class A Shares	0.82%
Class B Shares	1.57%
Class C Shares	1.57%
Class R Shares	1.07%
Class Y Shares	0.57%
Institutional Class Shares	0.57%

Invesco Van Kampen Equity Premium Income Fund
Class A Shares	1.24%
Class B Shares	1.99%
Class C Shares	1.99%
Class Y Shares	0.99%

Invesco Van Kampen Growth and Income Fund
Class A Shares	0.88%
Class B Shares	1.63%
Class C Shares	1.63%
Class R Shares	1.13%
Class Y Shares	0.63%
Institutional Class Shares	0.63%

Fund	Expense Limitation
Invesco Van Kampen Money Market Fund
Class A Shares	[ ]
Class B Shares	[ ]
Class C Shares	[ ]
Class Y Shares	[ ]

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Class A Shares	1.13%
Class B Shares	1.88%
Class C Shares	1.88%
Class Y Shares	0.88%

Invesco Van Kampen Small Cap Growth Fund
Class A Shares	1.40%
Class B Shares	2.15%
Class C Shares	2.15%
Class Y Shares	1.15%

Invesco Van Kampen Tax Free Money Fund
Class A Shares	[ ]
     Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s prospectus and may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco and the Fund.
The management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund for the last three fiscal years are found in Appendix G.
Investment Sub-Advisers
     Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940 are:
Invesco Asset Management Deutschland GmbH (“Invesco Deutschland”)
Invesco Asset Management Limited (“Invesco Asset Management”)
Invesco Asset Management (Japan) Limited (“Invesco Japan”)
Invesco Australia Limited (“Invesco Australia”)
Invesco Hong Kong Limited (“Invesco Hong Kong”)
Invesco Senior Secured Management, Inc. (“Invesco Senior Secured”)
Invesco Trimark Ltd. (“Invesco Trimark”); (each a “Sub-Adviser” and collectively, the “Sub-Advisers”).
     Invesco and each Sub-Adviser are indirect wholly owned subsidiaries of Invesco.
     The only fees payable to the Sub-Advisers under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.
     Invesco has entered into a Temporary Investment Services Agreement with the following unaffiliated adviser (the unaffiliated Sub-Adviser) pursuant to which the unaffiliated Sub-Adviser may be appointed by Invesco to provide discretionary investment management services, investment advice, and/or order execution services to the Funds.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception
     Any sub-advisory services provided by the unaffiliated Sub-Adviser will be temporary and subject to a Temporary Investment Services Agreement. Services provided under a Temporary Investment Services Agreement will be provided at cost, i.e., actual out-of-pocket costs, costs attributable to compensation benefits and reimbursable employee out-of-pocket expenses, and reasonable costs attributable to occupancy and certain technology costs.
Portfolio Managers
     Appendix H contains the following information regarding the portfolio managers identified in each Fund’s prospectus:
•	The dollar range of the managers’ investments in each Fund.

•	A description of the managers’ compensation structure.
     Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.
Securities Lending Arrangements
     If a Fund engages in securities lending, Invesco will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by Invesco if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the “agent”) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco’s instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.
     Invesco’s compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services Invesco will provide, a lending Fund will pay Invesco a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. Invesco currently waives such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.
Service Agreements
     Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and her staff and any expenses related to fund accounting services.
     Administrative services fees paid to Invesco by each Fund for the last three fiscal years ended August 31 are found in Appendix I.
Other Service Providers
     Transfer Agent. Invesco Aim Investment Services, Inc., (“Invesco Aim Investment Services”), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of Invesco, is the Trust’s transfer agent.
     The Transfer Agency and Service Agreement (the “TA Agreement”) between the Trust and Invesco Aim Investment Services provides that Invesco Aim Investment Services will perform certain services related to the servicing of shareholders of the Funds. Other such services may be delegated or sub-contracted to third party intermediaries. For servicing accounts holding Class A, A2, B, C, P, R, S, Y, AIM Cash Reserve and Investor Class shares, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Aim Investment Services an annual fee per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual rate and is based upon the number of open shareholder accounts during each month. For servicing accounts holding Institutional Class shares, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Aim Investment Services a fee per trade executed, to be billed monthly, plus certain out-of-pocket expenses. In addition, all fees payable by Invesco Aim Investment Services or its affiliates to third party intermediaries who service accounts pursuant to sub-transfer agency, omnibus account services and sub-accounting agreements are charged back to the Funds, subject to certain limitations approved by the Board of the Trust. These payments are made in consideration of services that would otherwise be provided by Invesco Aim Investment Services if the accounts serviced by such intermediaries were serviced by Invesco Aim Investment Services directly. For more information regarding such payments to intermediaries, see the discussion under “Sub-Accounting and Network Support Payments” below.
     Sub-Transfer Agent. Invesco Trimark, 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of Invesco, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Trimark and Invesco Aim Investment Services. The Trust does not pay a fee to Invesco Trimark for these services. Rather Invesco Trimark is compensated by Invesco Aim Investment Services, as a sub-contractor.
     Custodian. State Street Bank and Trust Company (the “Custodian”), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.
     The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.
     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

     Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.
     Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103.
BROKERAGE ALLOCATION AND OTHER PRACTICES
     The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers brokerage allocation procedures do not materially differ from Invesco’s procedures.
Brokerage Transactions
     Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more third-party broker-dealers to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in three regions to place equity securities trades in their regions. The Atlanta trading desk of Invesco (the “Americas Desk”) generally places trades of equity securities in Canada, the United States, Mexico and Brazil; the Hong Kong desk of Invesco Hong Kong (the “Hong Kong Desk”) generally places trades of equity securities in Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, Thailand, and other far Eastern countries; and the London trading desk of Invesco Global Investment Funds Limited (the “London Desk”) generally places trades of equity securities in European Economic Area markets, Egypt, Israel, Russia, South Africa, Switzerland, Turkey, and other European countries. Invesco, Invesco Japan, Invesco Deutschland, Invesco Hong Kong and Invesco Asset Management use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the Americas Desk, the Hong Kong Desk and the London Desk are similar in all material respects.
     References in the language below to actions by Invesco Advisers, Inc. or a Sub-Adviser (other than Invesco Trimark) making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the London Desk. Even when trading is delegated by Invesco or the Sub-Adviser to the various arms of the global equity trading desk, Invesco or the Sub-Adviser that delegates trading is responsible for oversight of this trading activity.
     Invesco or the Sub-Adviser makes decisions to buy and sell securities for each Fund, selects broker-dealers (each, a “Broker”), effects the Funds’ investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Invesco’s and the Sub-Adviser’s primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco or the Sub-Adviser seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.
     Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the

Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.
     Historically, Invesco did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.
     In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at the market close price for a specific commission. Invesco generally selects the broker with the lowest bid to execute these trades.
     Brokerage commissions paid by each of the Fund’s during the last three fiscal years ended August 31 are found in Appendix J.
Commissions
     During the last three fiscal years ended August 31, none of the Funds paid brokerage commissions to Brokers affiliated with the Funds, Invesco, Invesco Aim Distributors, the Sub-Advisers or any affiliates of such entities.
     The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.
Broker Selection
     Invesco’s or the Sub-Adviser’s primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Adviser considers the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Adviser’s primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Adviser will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Adviser will not select Brokers based upon their promotion or sale of Fund shares.
     In choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Adviser may select Brokers that provide brokerage and/or research services (“Soft Dollar Products”) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco or the Sub-Adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Adviser must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Adviser’s] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Adviser in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Adviser.

     Invesco and the Sub-Adviser face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Adviser are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or the Sub-Adviser’s expenses to the extent that Invesco or the Sub-Adviser would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Adviser to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Adviser) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Advisers, Inc.-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Adviser may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
     Invesco presently engages in the following instances of cross-subsidization:
Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income Funds are generated entirely by equity Funds and other equity client accounts managed by Invesco. In other words, certain fixed income Funds are cross-subsidized by the equity Funds in that the fixed income Funds receive the benefit of Soft Dollar Products services for which they do not pay. Similarly, other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.
     Invesco and the Sub-Adviser attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Adviser concludes that the Broker supplying the product is capable of providing best execution.
     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Adviser use soft dollars to purchase two types of Soft Dollar Products:
•	proprietary research created by the Broker executing the trade, and

•	other products created by third parties that are supplied to Invesco or the Sub-Adviser through the Broker executing the trade.
     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.
     Invesco and the Sub-Adviser also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Adviser through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Adviser may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Adviser has “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

     Soft Dollar Products received from Brokers supplement Invesco’s and or the Sub-Adviser’s own research (and the research of certain of its affiliates), and may include the following types of products and services:
•	Database Services — comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

•	Quotation/Trading/News Systems — products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

•	Economic Data/Forecasting Tools — various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

•	Quantitative/Technical Analysis — software tools that assist in quantitative and technical analysis of investment data.

•	Fundamental/Industry Analysis — industry specific fundamental investment research.

•	Fixed Income Security Analysis — data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

•	Other Specialized Tools — other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.
     If Invesco or the Sub-Adviser determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Adviser will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Adviser will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Adviser determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.
     Outside research assistance is useful to Invesco or the Sub-Adviser because the Brokers used by Invesco or the Sub-Adviser tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Adviser’s staff follows. In addition, such services provide Invesco or the Sub-Adviser with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Adviser’s clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Adviser believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Adviser’s research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Adviser’s investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Adviser receives such services. To the extent the Funds’ portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.
     Invesco or the Sub-Adviser may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Adviser believes such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Fund shares. Invesco and the Sub-Adviser will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.
Directed Brokerage (Research Services)
     Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended August 31, 2009, are found in Appendix K.
Regular Brokers
     Information concerning the Funds’ acquisition of securities of their Brokers during the last fiscal year ended August 31, 2009, is found in Appendix K.
Allocation of Portfolio Transactions
     Invesco and the Sub-Advisers manage numerous Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.
Allocation of Initial Public Offering (“IPO”) Transactions
     Certain of the Funds or other accounts managed by Invesco may become interested in participating in IPOs. Purchases of IPOs by one Fund or other accounts may also be considered for purchase by one or more other Funds or accounts. Invesco combines indications of interest for IPOs for all Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such Funds and accounts cannot be filled completely, Invesco shall allocate such transactions in accordance with the following procedures:
     Invesco or the Sub-Adviser may determine the eligibility of each Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the Fund’s or account’s investment objective, policies, strategies and current holdings. Invesco will allocate securities issued in IPOs to eligible Funds and accounts on a pro rata basis based on order size.
     Invesco Trimark, Invesco Australia, Invesco Hong Kong and Invesco Japan allocate IPOs on a pro rata basis based on size of order or in such other manner which they believe is fair and equitable.
     Invesco Asset Management allocates IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Asset Management to be fair and equitable.
     Invesco Deutschland and Invesco Senior Secured do not subscribe to IPOs.
PURCHASE, REDEMPTION AND PRICING OF SHARES
Please Refer to Appendix L for information on Purchase, Redemption and Pricing of Shares.

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
Dividends and Distributions
     The following discussion of dividends and distributions should be read in connection with the applicable sections in the prospectus.
     All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund (hereinafter, “the Fund”) unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Fund, subject to the terms and conditions set forth in the prospectus under the caption “Purchasing Shares — Automatic Dividend and Distribution Investment.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.
     The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (“Class Expenses”). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act and the Code.
     If a Money Market Fund incurs or anticipates any unusual expense, loss or depreciation in value of investments that would adversely affect the net asset value per share of the Fund or the net income per share of a class of the Fund for a particular period, the Board would consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of a Money Market Fund was reduced or was anticipated to be reduced below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or receiving upon redemption a price per share lower than that which it paid.
Tax Matters
     The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the prospectus is not intended as a substitute for careful tax planning.
     This “Tax Matters” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
     This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
     Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
     Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
•	Distribution Requirement — the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).
•	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
•	Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.
     In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.
     The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.
     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the Fund’s dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
     Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because the Fund with a high turnover rate is likely to generate more capital gain or loss, much of it short-term, than the Fund with a comparable strategy but low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions — Capital gain dividends.”

     Capital loss carryovers. For federal income tax purposes, the Fund is permitted to carry forward its net realized capital losses, if any, for eight years as a short-term capital loss and use such losses, subject to applicable limitations, to offset net capital gains without being required to pay taxes on or distribute such gains that are offset by the losses. However, the amount of capital losses that can be carried forward and used in any single year may be limited if the Fund experiences an “ownership change” within the meaning of Section 382 of the Code. Such an ownership change generally results when the shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year period. An ownership change may result in capital loss carryovers that expire unused, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another mutual fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
     Post-October losses. The Fund (unless its fiscal year ends in October) presently intends to elect to treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year. The effect of this election is to treat any such net loss incurred after October 31 as if it had been incurred in the succeeding year in determining the Fund’s net capital gain for capital gain dividend purposes. See “Taxation of Fund Distributions — Capital gain dividends.” The Fund also may elect to treat all or part of any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year.
     Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forward) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
     Asset allocation funds. If the Fund is a fund of funds, asset allocation fund, or a feeder fund in a master-feeder structure (collectively referred to as a “fund of funds” which invests in one or more underlying funds taxable as regulated investment companies) distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of funds (other than a feeder fund in a master-feeder structure) will generally not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes, (b) is not eligible pass-through to shareholders exempt-interest dividends from an underlying fund, and (c) dividends paid by a fund of funds from interest earned by an underlying fund on U.S. Government obligations is unlikely to be exempt from state and local income tax. However, a fund of funds is eligible to pass-through to shareholders qualified dividends earned by an underlying fund. See “Taxation of Fund Distributions (excluding Invesco Van Kampen Pennsylvania Tax Free Income Fund, Invesco California Tax-Free Income Fund, Invesco New York Tax-Free Income Fund, and Invesco Van Kampen Tax Free Money Fund) — Qualified dividend income for individuals” and “— Corporate dividends received deduction.”
     Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax but can give no assurances that all such liability will be avoided. Moreover, when the Fund makes distributions based on its book income, temporary timing or permanent differences in the realization of income and expense for book and tax purposes sometimes can result in the Fund being under-distributed for excise tax purposes and subject to some amount of excise tax.
     Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld will generally be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders.
     Taxation of Fund Distributions (excluding Invesco Van Kampen Pennsylvania Tax Free Income Fund, Invesco California Tax-Free Income Fund, Invesco New York Tax-Free Income Fund and Invesco Van Kampen Tax Free Money Fund). The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
     Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable as ordinary income to the extent of the Fund’s earnings and profits.If the Fund’s strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.
     Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are taxed at the maximum rate of 15% or 25% (through 2010) depending on the nature of the capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year will generally be taxable to a shareholder receiving such distributions as ordinary income. A Money Market Fund does not expect to realize any long-term capital gains and losses.
     Qualified dividend income for individuals. With respect to taxable years of the Fund beginning before January 1, 2011, ordinary income dividends properly designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the

Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, passive foreign investment companies (“PFICs”), and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
     Corporate dividends received deduction. Ordinary income dividends designated by the Fund as derived from qualified dividends from domestic corporations will qualify for the 70% dividends received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
     Maintaining a $1 share price — Money Market Fund. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.
     Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs.”
     Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income (some portion of which may be taxed as qualified dividend income) or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.
     Pass-through of foreign tax credits. If more than 50% of the value of the Fund’s total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign income tax paid by the Fund (the “Foreign Tax Election”) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.
     Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.
     U.S. Government interest. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see “Taxation of the Fund — Asset allocation funds.”
     Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
     Fund Distributions (Invesco Van Kampen Pennsylvania Tax Free Income Fund, Invesco California Tax-Free Income Fund, Invesco New York Tax-Free Income Fund, and Invesco Van Kampen Tax Free Money Fund only). Invesco Van Kampen Pennsylvania Tax Free Income Fund, Invesco California Tax-Free Income Fund, Invesco New York Tax-Free Income Fund, and Invesco Van Kampen Tax Free Money Fund (“Tax-Free Fund”) intend to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of each Fund’s taxable year at least 50% of each Fund’s total assets consists of Municipal Securities, which are exempt from federal income tax.
     Exempt-interest dividends. Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund’s tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (“AMT”) in certain circumstances and may have other collateral tax consequences.
     Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable as described in “Taxation of Fund Distributions — Capital gain dividends.” However, gain recognized from the sale or other disposition of a Municipal Security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. See “Taxation of Fund Distributions — Distributions of ordinary income.”
     Alternative minimum tax — private activity bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (“AMTI”) over an exemption amount. Exempt-interest dividends derived from certain “private activity” Municipal Securities issued after August 7, 1986, will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt-interest dividends derived from all Municipal Securities regardless of the date of issue must be included in adjusted current earnings that are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT. Consistent with its stated investment objective, the Fund intends to limit its investments in private activity bonds subject to the AMT to no more than 20% of its total assets in any given year.
     Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Fund will likely be subject to tax on dividends paid by the Fund that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.
     Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.
     Failure of a Municipal Security to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a Municipal Security could cause interest on the Municipal Security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the Municipal Security was issued. In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This in turn could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.
     Distributions of ordinary income. The Fund may invest a portion of its assets in securities that pay taxable interest. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income to the extent of the Fund’s earnings and profits. None of the dividends paid by the Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
     Impact of net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.
     See discussions above regarding Capital gain dividends, Maintaining a $1 share price — Money Market Fund, Return of capital distributions, Tax credit bonds, U.S. Government interest, Dividends declared in December and paid in January, in “Taxation of Fund Distributions (excluding Invesco Van Kampen Pennsylvania Tax Free Income Fund, Invesco California Tax-Free Income Fund, Invesco New York Tax-Free Income Fund and Invesco Van Kampen Tax Free Money Fund).”
     Distributions paid by the Invesco Van Kampen Pennsylvania Tax Free Income Fund. Distributions paid by the Fund that are attributable to interest on Pennsylvania state and municipal obligations or qualifying obligations of the United States and certain of its territories or possessions, the interest on which is exempt from state taxation under the laws of Pennsylvania or the United States, will be exempt from Pennsylvania personal income tax. For shareholders who are residents of Philadelphia, income from these sources, as well as distributions paid by the Fund that are designated as capital gain dividends for federal income tax purposes, will also be exempt from Philadelphia School District income tax. Other Pennsylvania counties, cities, and townships generally do not tax individuals on unearned income.
     An investment in the Fund by a corporate shareholder will qualify as an exempt asset for purposes of the single asset apportionment fraction available in computing the Pennsylvania capital stock/foreign franchise tax to the extent that the portfolio securities of the Fund comprise investments in Pennsylvania state and municipal obligations and/or qualifying obligations of the United States that would be exempt assets if owned directly by the corporation. To the extent distributions from the Fund consist of either exempt-interest dividends attributable to interest on Pennsylvania state and municipal obligations that are excluded from taxable income for federal income tax purposes (determined before net operating carryovers and special deductions) or interest on qualifying obligations of the United States, they will not be subject to the Pennsylvania corporate net income tax.
     Shares of the Fund may be taxable for purposes of Pennsylvania inheritance tax.
     Distributions paid by the Invesco California Tax-Free Income Fund. Shareholders of the Fund may exclude any exempt interest dividends paid to you by the Fund from your California taxable income for purposes of the California personal income tax if:
•	the Fund qualifies as a regulated investment company under the Code and at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual;

•	the dividends are derived from interest on obligations of the State of California and its political subdivisions or qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law;

•	the dividends paid do not exceed the amount of interest (minus certain non-deductible expenses) the Fund receives, during its taxable year, on obligations that, when held by an individual, pay interest exempt from taxation by California; and

•	the Fund properly identifies the dividends as California exempt interest dividends in a written notice mailed to the investor.
     Distributions from the Fund, including exempt-interest dividends, may be taxable to shareholders that are subject to certain provisions of the California Corporation Tax Law.
     Distributions paid by the Invesco New York Tax-Free Income Fund. Shareholders of the Fund may exclude any exempt interest dividends paid to you by the Fund from your taxable income for purposes of the New York state income taxes and the New York City income tax, if the dividends can be excluded from your gross income for federal income tax purposes and if the dividends are attributable to interest on:
•	obligations of the State of New York or its political subdivisions; or

•	qualifying obligations of possessions of the United States that are exempt from state taxation under federal law.
     Dividends from (or the value of) the Fund, including exempt interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when paid to (or held by) shareholders subject to such taxes.
     Sale or Redemption of Fund Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. If you owned your shares as a capital asset, any gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     Tax basis information. The Transfer Agent may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them calculate their gain or loss from a sale or redemption. This information is supplied as a convenience to shareholders and will not be reported to the IRS. Although the IRS permits the use of several methods to determine the cost basis of mutual fund shares, the cost basis information provided by the Transfer Agent will be calculated using only the single-category average cost method. Neither the Transfer Agent nor the Fund recommends any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. Even if you have reported gains or losses for the Fund in past years using another method of basis determination, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, the Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.
     Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption.
     Sales at a loss within six months of purchase. Any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares and, in the case of shares in the Tax-Free Fund, any such loss will be disallowed to the extent of any exempt-interest dividends that were received within the six-month period.
     Deferral of basis – any class that bears a front-end sales load. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.
     Conversion of B shares. The automatic conversion of Class B shares into Class A shares of the same Fund at the end of approximately eight years after purchase will be tax-free for federal income tax purposes.
     Money Market Funds. Because shares in the Money Market Fund are offered and redeemed at a constant net asset value of $1.00 per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.
     Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.
     Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks — Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
     In general. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
     Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If a Fund purchases a debt obligation such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.
     Investments in debt obligations that are at risk of or in default present tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
     Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
     The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
     In addition to the special rules described above in respect of options and futures transactions, a Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.
     Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
     Foreign currency transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.
     PFIC Investments. A Fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
     Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. A Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions- PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund – Foreign income tax.” Also, the Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

     Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion Income)” and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.
     Investment in taxable mortgage pools (excess inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (“REMICs”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income (“UBTI”), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.
     These rules are potentially applicable to a Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a Fund that has a non-REIT strategy.
     Investments in commodities. Gains from the disposition of commodities, including precious metals, will not be considered qualifying income for purposes of satisfying the Income Requirement. In addition, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. However, in a subsequent revenue ruling, the IRS provides that income from alternative investments (such as from certain commodity index-linked notes or a corporate subsidiary that invests in commodities) that create commodity exposure may be considered qualifying income under the Code. Also, investments in commodities will not be considered qualifying assets for purposes of satisfying the Asset Diversification Test described above. The extent to which a Fund invests in commodities or commodity-linked derivatives, including certain ETFs, ETNs, structured notes, MLPs, swaps and futures that provide commodity exposure, may be limited by the Income Requirement and the Asset Diversification Test, which the Fund must continue to satisfy to maintain its status as a regulated investment company.
     Investments in partnerships and qualified publicly traded partnerships. For purposes of the Income Requirement described under “Taxation of the Fund,” income derived by a Fund from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. For purposes of testing whether a Fund satisfies the Asset Diversification Test described above, the Fund is generally treated as owning a pro rata share of the underlying assets of a partnership. In contrast, a QPTP (generally, a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement) is subject to special tax considerations. All of the net income derived by a Fund from an interest in a QPTP will be treated as qualifying income and the Fund may not invest more than 25% of its assets in one or more QPTPs. However, to be eligible for such special tax considerations, a Fund’s investment in a partnership must satisfy the criteria for a QPTP described above on an annual basis. There can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.
     Securities Lending. While securities are loaned out by a Fund, the Fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a Fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
     Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:
•	provide your correct Social Security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).
     The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. This rate will expire and the backup withholding tax rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.
     Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders — Tax certification and backup withholding.”
     Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (“foreign shareholder”), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.
     Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.
     U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends designated by the Fund as:
•	exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;
•	capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and

•	with respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gains dividends.
     However, the Fund does not intend to utilize the exemptions for interest-related dividends paid and short-term capital gain dividends paid. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
     Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
     Amounts designated by the Fund as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (“QIE”) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply) or (b) that are realized by the Fund on the sale of a “U.S. real property interest” (including gain realized on sale of shares in a QIE other than one that is a domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.” These rules generally apply to dividends paid by the Fund before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent) except that, after such sunset date, Fund distributions from a U.S REIT (whether or not domestically controlled) attributable to gain from the disposition of a U.S. real property interest will continue to be subject to the withholding rules described above provided the Fund is classified as a QIE.
     Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

     Tax certification and back-up withholding. Foreign shareholders have special U.S. tax certification requirements to avoid backup withholding (at a rate of 28%), and if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification.
     U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. As of the date of this Registration Statement, the U.S. federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010. On and after the date the U.S. federal estate tax is reinstated, an individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000). Estates of nonresident alien shareholders dying after December 31, 2004 and before January 1, 2010 will be able to exempt from federal estate tax the proportion of the value of the Fund’s shares attributable to “qualifying assets” held by the Fund at the end of the quarter immediately preceding the nonresident alien shareholder’s death (or such other time as the IRS may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States.
     Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
DISTRIBUTION OF SECURITIES
Distributor
     The Trust has entered into master distribution agreements, as amended, relating to the Funds (the “Distribution Agreements”) with Invesco Aim Distributors, Inc., a registered broker-dealer and a wholly owned subsidiary of Invesco, pursuant to which Invesco Aim Distributors acts as the distributor of shares of the Funds. The address of Invesco Aim Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with Invesco Aim Distributors. See “Management of the Trust.” In addition to the Funds, Invesco Aim Distributors serves as distributor to many other mutual funds that are offered to retail investors. The following Distribution of Securities information is about all of the Funds that offer retail and/or institutional share classes. Not all Funds offer all share classes.
     The Distribution Agreements provide Invesco Aim Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers and other financial intermediaries with whom Invesco Aim Distributors has entered into selected dealer and/or similar agreements. Invesco Aim Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.
     Invesco Aim Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class C and Class R shares of the Funds at the time of such sales. Invesco Aim Distributors or its predecessor has paid sales commissions from its own resources to dealers who sold Class B shares of the Funds at the time of such sales.
     Payments for Class B shares equaled 4.00% of the purchase price of the Class B shares sold by the dealer or institution, consisting of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% for such shares. The portion of the payments to Invesco Aim Distributors under the Class B Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Aim Distributors to recoup a portion of such sales commissions plus financing costs.
     Invesco Aim Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Funds at the time of such sales. Payments for Class C shares equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, consisting of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% for such shares. Invesco Aim Distributors will retain all payments received by it relating to Class C for the first year after they are purchased. The portion of the payments to Invesco Aim Distributors under the Class C Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Aim Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, Invesco Aim Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.
     Invesco Aim Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If Invesco Aim Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. Invesco Aim Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.
     The Trust (on behalf of any class of any Fund) or Invesco Aim Distributors may terminate the Distribution Agreements on 60 days’ written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, Invesco Aim Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of Invesco Aim Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to Invesco Aim Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay CDSCs.
     Total sales charges (front end and CDSCs) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended August 31 are found in Appendix O.
Distribution Plans
     Each Fund, pursuant to its Class A, Class B, Class C, Class P, Class R and Class S Plans pays Invesco Aim Distributors compensation up to the following annual rates, shown immediately below, of the Fund’s average daily net assets of the applicable class.

Fund	Class A	Class B	Class C	Class P	Class R	Class S
Invesco Balanced Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Invesco California Tax-Free Income Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Invesco Dividend Growth Securities Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Invesco Equally-Weighted S&P 500 Fund	0.25%	1.00%	1.00%	N/A	0.50%	N/A
Invesco Fundamental Value Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Invesco Large Cap Relative Value Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Invesco New York Tax-Free Income Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Invesco S&P 500 Index Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Invesco Van Kampen American Franchise Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Invesco Van Kampen Core Equity Fund	0.25%	1.00%	1.00%	N/A	0.50%	N/A
Invesco Van Kampen Equity and Income Fund	0.25%	1.00%	1.00%	N/A	0.50%	N/A
Invesco Van Kampen Equity Premium Income Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Invesco Van Kampen Growth and Income Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Invesco Van Kampen Money Market Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Invesco Van Kampen Pennsylvania Tax Free Income Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Invesco Van Kampen Small Cap Growth Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Invesco Van Kampen Tax Free Money Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
     All of the Plans compensate or reimburse Invesco Aim Distributors, as applicable, for the purpose of financing any activity that is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.
     Payments pursuant to the Plans are subject to any applicable limitations imposed by FINRA rules.
     See Appendix M for a list of the amounts paid by each class of shares of each Fund to Invesco Aim Distributors pursuant to the Plans for the year, or period, ended August 31, 2009 and Appendix N for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended August 31, 2009.
     As required by Rule 12b-1, the Plans (and for Type 1 Plans only, as described below, the related forms of Shareholder Service Agreements) were approved by the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the “Rule 12b-1 Trustees”). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.
     The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.
     Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.
     Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.
     The Funds are currently grouped under one of the following three different types of Plans:
     The following Funds utilize Type 1 Plans:

AIM Asia Pacific Growth Fund	AIM Large Cap Growth Fund
AIM Balanced-Risk Allocation Fund	AIM Leisure Fund
AIM Basic Balanced Fund	AIM Mid Cap Basic Value Fund
AIM Basic Value Fund	AIM Mid Cap Core Equity Fund
AIM Capital Development Fund	AIM Moderate Allocation Fund
AIM Charter Fund	AIM Moderate Growth Allocation Fund
AIM China Fund	AIM Moderately Conservative Allocation Fund
AIM Conservative Allocation Fund	AIM Multi-Sector Fund
AIM Constellation Fund	AIM Real Estate Fund
AIM Developing Markets Fund	AIM Select Equity Fund
AIM Diversified Dividend Fund	AIM Select Real Estate Income Fund
AIM Dynamics Fund	AIM Small Cap Equity Fund
AIM Energy Fund	AIM Small Cap Growth Fund
AIM European Growth Fund	AIM Structured Core Fund
AIM European Small Company Fund	AIM Structured Growth Fund
AIM Financial Services Fund	AIM Structured Value Fund
AIM Global Core Equity Fund	AIM Summit Fund
AIM Global Equity Fund	AIM Technology Fund
AIM Global Growth Fund	AIM Trimark Endeavor Fund
AIM Global Health Care Fund	AIM Trimark Fund
AIM Global Real Estate Fund	AIM Trimark Small Companies Fund
AIM Global Small & Mid Cap Growth Fund	AIM Utilities Fund
AIM Gold & Precious Metals Fund	AIM Core Bond Fund
AIM Growth Allocation Fund	AIM Core Plus Bond Fund
AIM Income Allocation Fund	AIM High Income Municipal Fund
AIM Balanced-Risk Retirement Now Fund (Class A shares, Class B shares, Class C shares and Class R shares)	AIM High Yield Fund AIM Income Fund AIM International Total Return Fund
AIM Balanced-Risk Retirement 2010 Fund (Class A shares, Class B shares, Class C shares and Class R shares)	AIM Municipal Bond Fund AIM U.S. Government Fund AIM Limited Maturity Treasury Fund
AIM Balanced-Risk Retirement 2020 Fund (Class A shares, Class B shares, Class C shares and Class R shares)	AIM Tax-Free Intermediate Fund AIM Floating Rate Fund AIM LIBOR Alpha Fund
AIM Balanced-Risk Retirement 2030 Fund (Class A shares, Class B shares, Class C shares and Class R shares)	AIM Short Term Bond Fund
AIM Balanced-Risk Retirement 2040 Fund (Class A shares, Class B shares, Class C shares and Class R shares)
AIM Balanced-Risk Retirement 2050 Fund (Class A shares, Class B shares, Class C shares and Class R shares)

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM Japan Fund
AIM Large Cap Basic Value Fund
     Amounts payable by a Fund under the Class A, Class B, Class C, Class P, Class R and Class S Type 1 Plans need not be directly related to the expenses actually incurred by Invesco Aim Distributors on behalf of each Fund. These Plans do not obligate the Funds to reimburse Invesco Aim Distributors for the actual allocated share of expenses Invesco Aim Distributors may incur in fulfilling its obligations under these Plans. Thus, even if Invesco Aim Distributors’ actual allocated share of expenses exceeds the fee payable to Invesco Aim Distributors at any given time, under these Plans, the Funds will not be obligated to pay more than that fee. If Invesco Aim Distributors’ actual allocated share of expenses is less than the fee it receives, under these Plans, Invesco Aim Distributors will retain the full amount of the fee.
     The Type 1 Plans obligate Class B shares to continue to make payments to Invesco Aim Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of Invesco Aim Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes Invesco Aim Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.
     Type 1 Plans also include Investor Class share payments up to 0.25%. Amounts payable by AIM Diversified Dividend Fund and AIM Large Cap Growth Fund under their Investor Class Plans are directly related to the expenses incurred by Invesco Aim Distributors on behalf of each Fund, as these Plans obligate each Fund to reimburse Invesco Aim Distributors for their actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares of each Fund. If Invesco Aim Distributors’ actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period exceeds the 0.25% annual cap, under this Plan AIM Diversified Dividend Fund and AIM Large Cap Growth Fund will not be obligated to pay more than the 0.25% annual cap. If Invesco Aim Distributors’ actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period is less than the 0.25% annual cap, under this Plan Invesco Aim Distributors is entitled to be reimbursed only for its actual allocated share of expenses.
     Invesco Aim Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class C, Class R, Class P, Class S or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Aim Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco Aim Distributors and the Fund.
     The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Investor Class shares, 0.15% of the average daily net assets of Class S shares, and 0.10% of the average daily net assets of Class P shares, attributable to the customers selected dealers and financial institutions to such dealers and financial institutions, including Invesco Aim Distributors, acting a principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

     Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds’ shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund’s shares are held.
     Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. Invesco Aim Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of Invesco Aim Distributors.
     The following Funds utilize Type 2 Plans:

Invesco S&P 500 Index Fund	Invesco Alternative Opportunities Fund
Invesco Small-Mid Special Value Fund	Invesco Balanced Fund
Invesco Special Value Fund	Invesco Commodities Alpha Fund
Invesco Technology Sector Fund	Invesco Convertible Securities Fund
Invesco U.S. Mid Cap Value Fund	Invesco Dividend Growth Securities Fund
Invesco U.S. Small Cap Value Fund	Invesco Equally-Weighted S&P 500 Fund
Invesco U.S. Small/Mid Cap Value Fund	Invesco Fundamental Value Fund
Invesco Value Fund	Invesco Global Advantage Fund
Invesco Value II Fund	Invesco Global Dividend Growth Securities
Invesco California Tax-Free Income Fund	Fund
Invesco FX Alpha Plus Strategy Fund	Invesco Health Sciences Fund
Invesco High Yield Securities Fund	Invesco International Growth Equity Fund
Invesco Municipal Fund	Invesco Large Cap Relative Value Fund
Invesco New York Tax-Free Income Fund	Invesco Mid-Cap Value Fund
Invesco Tax-Exempt Securities Fund	Invesco Pacific Growth Fund
Invesco FX Alpha Strategy Fund
     Pursuant to the Type 2 Plans, Class A, Class B, Class C and Class R shares, pay the Invesco Aim Distributors compensation accrued daily and payable monthly. The Funds may reimburse expenses incurred or to be incurred in promoting the distribution of the Funds’ Class A, Class B, Class C, and Class R shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A, Class C, and Class R shares will be reimbursable under the Type 2 Plans. Each Class paid no amounts accrued under the Type 2 Plans with respect to that Class for the fiscal year ended August 31, 2009, to Invesco Aim Distributors. No interest or other financing charges will be incurred on any Class A, Class C, and Class R, distribution expenses incurred by Invesco Aim Distributors under the Plans or on any unreimbursed expenses due to Invesco Aim Distributors pursuant to the Plans.
     The following Funds utilize Type 3 Plans:

Invesco Van Kampen American Franchise Fund	Invesco Van Kampen Real Estate Securities Fund
Invesco Van Kampen American Value Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Asset Allocation Conservative Fund	Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Asset Allocation Growth Fund	Invesco Van Kampen Technology Fund
Invesco Van Kampen Asset Allocation Moderate Fund	Invesco Van Kampen Utility Fund
Invesco Van Kampen Capital Growth Fund	Invesco Van Kampen Value Opportunities Fund
Invesco Van Kampen Comstock Fund	Invesco Van Kampen California Insured Tax Free Fund
Invesco Van Kampen Core Equity Fund	Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Emerging Markets Fund	Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Enterprise Fund	Invesco Van Kampen Global Bond Fund
Invesco Van Kampen Equity and Income Fund	Invesco Van Kampen Government Securities Fund
Invesco Van Kampen Equity Premium Income Fund	Invesco Van Kampen High Yield Fund

Invesco Van Kampen Global Equity Allocation Fund	Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Global Franchise Fund	Invesco Van Kampen Insured Tax Free Income Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund	Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen Growth and Income Fund	Invesco Van Kampen Municipal Income Fund
Van Harbor Fund	Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen International Advantage Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Leaders Fund	Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Van Kampen Limited Duration Fund
     The Type 3 Plans provide that Funds Class A, Class B, Class C and Class R shares may spend a portion of each Fund’s average daily net assets attributable to each such class of shares in connection with the distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively.
     For Class A and Class R shares in any given year in which the Type 3 Plans are in effect, the Plans generally provide for each Fund to pay the Invesco Aim Distributors the lesser of (i) the amount of Invesco Aim Distributors’ actual expenses incurred during such year less, with respect to Class A shares only, any deferred sales charges it received during such year (the “actual net expenses”) or (ii) the distribution and service fees at the rates specified in the prospectus applicable to that class of shares (the “plan fees”). Therefore, to the extent that Invesco Aim Distributors’ actual net expenses in a given year are less than the plan fees for such year, the Funds only pay the actual net expenses. Alternatively, to the extent that Invesco Aim Distributors’ actual net expenses in a given year exceed the plan fees for such year, the Funds only pay the plan fees for such year. For Class A shares and Class R shares, there is no carryover of any unreimbursed actual net expenses to succeeding years.
     The Type 3 Plans for Class B and Class C shares are similar to the Type 3 Plans for Class A shares and Class R shares, except that any actual net expenses which exceed plan fees for a given year are carried forward and are eligible for payment in future years by the Fund so long as the Type 3 Plans remain in effect. Thus, for each of the Class B and Class C shares, in any given year in which the Type 3 Plans are in effect, the Plans generally provide for the Funds to pay the Invesco Aim Distributors the lesser of (i) the applicable amount of Invesco Aim Distributors’ actual net expenses incurred during such year for such class of shares plus any actual net expenses from prior years that are still unpaid by the Funds for such class of shares or (ii) the applicable plan fees for such class of shares. Except as may be mandated by applicable law, the Funds do not impose any limit with respect to the number of years into the future that such unreimbursed actual net expenses may be carried forward (on a Fund level basis). These unreimbursed actual net expenses may or may not be recovered through plan fees or contingent deferred sales charges in future years.
     Because of fluctuations in net asset value, the plan fees with respect to a particular Class B share or Class C share may be greater or less than the amount of the initial commission (including carrying cost) paid by Invesco Aim Distributors with respect to such share. In such circumstances, a shareholder of a share may be deemed to incur expenses attributable to other shareholders of such class.
     If the Plans are terminated or not continued, the Fund would not be contractually obligated to pay Invesco Aim Distributors for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.
     Under its distribution plan and service plan, Invesco Van Kampen Comstock Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 19, 1992. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
     Under its distribution plan and service plan, Invesco Van Kampen Corporate Bond Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before September 30, 1989.
     Under its distribution plan and service plan, Invesco Van Kampen Enterprise Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 30, 1989.
     Under its distribution plan and service plan, Invesco Van Kampen Equity and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 3, 1990.
     Under its distribution plan and service plan, Invesco Van Kampen Growth and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
     Under its distribution plan and service plan, Invesco Van Kampen Harbor Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
     Under its distribution plan and service plan, Invesco Van Kampen U.S. Mortgage Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 1, 1987.
     Under its distribution plan and service plan, Invesco Van Kampen Limited Duration Fund may spend up to a total of 0.15% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.25% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. Under its distribution plan and service plan, Invesco Van Kampen Limited Duration Fund may spend up to a total of 0.65% per year of the Fund’s average daily net assets with respect to Class B Shares of the Fund. The rates in this paragraph are 1.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
     Under its distribution plan and service plan, for Invesco Van Kampen High Yield Municipal Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.

     Under its distribution plan and service plan, for Invesco Van Kampen Real Estate Securities Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
FINANCIAL STATEMENTS
     When issued, a Fund’s financial statements, including the Financial Highlights pertaining thereto, and the reports of the independent registered public accounting firm thereon, will be incorporated by reference into this SAI from such Fund’s Annual Report to shareholders.
     The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.
PENDING LITIGATION
     Settled Enforcement Actions Related to Market Timing
     On October 8, 2004, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain Funds), Invesco Aim Advisors, Inc. (predecessor to Invesco) and Invesco Aim Distributors reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in certain of the Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, Invesco and Invesco Aim Distributors created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by Invesco, which was done pursuant to the terms of the settlements. The methodology of the fair funds distributions was determined by Invesco’s independent distribution consultant (“IDC Plan”), in consultation with Invesco and the independent trustees of the Funds, and approved by the staff of the SEC. Further details regarding the IDC Plan and distributions thereunder are available under the “About Us — SEC Settlement” section of Invesco’s Web site, available at www.invescoaim.com. Invesco’s Web site is not a part of this SAI or the prospectus of any Fund.
     Regulatory Action Alleging Market Timing
     On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission (“WVASC”) issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco and Invesco Aim Distributors (Order No. 05-1318). The WVASC makes findings of fact that Invesco and Invesco Aim Distributors entered into certain arrangements permitting market timing of certain of the Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco and Invesco Aim Distributors violated the West Virginia securities laws. The WVASC orders Invesco and Invesco Aim Distributors to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an “administrative assessment,” to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco’s time to respond to that Order has been indefinitely suspended.
     Private Civil Actions Alleging Market Timing
     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain Funds, IFG, Invesco, Invesco Aim Management and certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing, and related activity in the Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees. All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco- and IFG-related parties. The parties in the amended complaints have agreed in principle to settle the actions. A list identifying the amended complaints in the MDL Court and details of the settlements are included in Appendix P.

APPENDIX A
RATINGS OF DEBT SECURITIES
     The following is a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch.
Moody’s Long-Term Debt Ratings
     Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
     Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
     A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
     Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
     Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
     B: Obligations rated B are considered speculative and are subject to high credit risk.
     Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
     Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
     C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
     Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Moody’s Short-Term Prime Rating System
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
Not Prime

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.
     Moody’s municipal ratings are as follows:
Moody’s U.S. Long-Term Municipal Bond Rating Definitions
     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues.
     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.
     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Note: Also, Moody’s applied numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.
Moody’s MIG/VMIG US Short-Term Ratings
     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.
     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.
     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.
     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.
     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Standard & Poor’s Long-Term Corporate and Municipal Ratings
     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.
     S&P describes its ratings for corporate and municipal bonds as follows:
     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.
     BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
     NR: Not Rated.
S&P Dual Ratings
     S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.
     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the not rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).
S&P Commercial Paper Ratings
     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
     These categories are as follows:
     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
     B: Issues rated “B” are regarded as having only speculative capacity for timely payment.
     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
     D: Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

S&P Short-Term Municipal Ratings
     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).
     Note rating symbols are as follows:
     SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
     SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     SP-3: Speculative capacity to pay principal and interest.
Fitch Long-Term Credit Ratings
     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.
     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: “investment grade” ratings (international Long-term “AAA” — “BBB” categories; Short-term “F1” — “F3”) indicate a relatively low probability of default, while those in the “speculative” or “non-investment grade” categories (international Long-term “BB” — “D”; Short-term “B” — “D”) either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on “AAA” rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for “BBB” rated bonds was 0.35%, and for “B” rated bonds, 3.0%.
     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.
     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.
     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.
     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.
     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.
     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.
     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.
     A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
     BBB: Bonds considered to be investment grade and of good credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.
     Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.
     NR: Indicates that Fitch does not rate the specific issue.
     Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch’s discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.
     RatingWatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.
Fitch Speculative Grade Bond Ratings
     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.
     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC: Default of some kind appears probable.
     C: Bonds are in imminent default in payment of interest or principal.
     DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.
     Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.
Fitch Short-Term Credit Ratings
     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.
     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
     F-1-: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”
     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.
     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.
     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
     D: Default. Issues assigned this rating are in actual or imminent payment default.

APPENDIX B
Persons to Whom Invesco Provides
Non-Public Portfolio Holdings on an Ongoing Basis
(as of January 31, 2010)

Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain AIM Funds)
Absolute Color	Financial Printer
Anglemyer & Co.	Analyst (for certain AIM Funds)
BB&T Capital Markets	Broker (for certain AIM Funds)
Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain AIM Funds)
BOSC, Inc.	Broker (for certain AIM Funds)
BOWNE & Co.	Financial Printer
Brown Brothers Harriman & Co.	Securities Lender (for certain AIM Funds)
Cabrera Capital Markets	Broker (for certain AIM Funds)
Charles River Systems, Inc.	System Provider
Chas. P. Young Co.	Financial Printer
Citigroup Global Markets, Inc.	Broker (for certain AIM Funds)
Commerce Capital Markets	Broker (for certain AIM Funds)
Crews & Associates	Broker (for certain AIM Funds)
D.A. Davidson & Co.	Broker (for certain AIM Funds)
Dechert LLP	Legal Counsel
DEPFA First Albany	Broker (for certain AIM Funds)
Empirical Research Partners	Analyst (for certain AIM Funds)
Finacorp Securities	Broker (for certain AIM Funds)
First Miami Securities	Broker (for certain AIM Funds)
First Southwest Co.	Broker (for certain AIM Funds)
First Tryon Securities	Broker (for certain AIM Funds)
FT Interactive Data Corporation	Pricing Vendor
FTN Financial Group	Broker (for certain AIM Funds)
GainsKeeper	Software Provider (for certain AIM Funds)
GCom2 Solutions	Software Provider (for certain AIM Funds)
George K. Baum & Company	Broker (for certain AIM Funds)
Glass, Lewis & Co.	System Provider (for certain AIM Funds)
Global Trend Alert	Analyst (for certain AIM Funds)
Greater Houston Publishers, Inc.	Financial Printer
Hattier, Sanford & Reynoir	Broker (for certain AIM Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain AIM Funds)
ICRA Online Ltd.	Rating & Ranking Agency (for certain AIM Funds)
iMoneyNet, Inc.	Rating & Ranking Agency (for certain AIM Funds)
Initram Data, Inc.	Pricing Vendor
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain AIM Funds)
Invesco Aim Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider (for certain AIM Funds)
Investortools, Inc.	Broker (for certain AIM Funds)
ITG, Inc.	Pricing Vendor (for certain AIM Funds)
J.P. Morgan Securities, Inc.	Analyst (for certain AIM Funds)
J.P. Morgan Securities Inc.\Citigroup Global Markets Inc.\JPMorgan Chase Bank, N.A.	Lender (for certain AIM Funds)
Janney Montgomery Scott LLC	Broker (for certain AIM Funds)

Service Provider	Disclosure Category
John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP	Special Insurance Counsel
KeyBanc Capital Markets, Inc.	Broker (for certain AIM Funds)
Kramer Levin Naftalis & Frankel LLP	Legal Counsel
Lipper, Inc.	Rating & Ranking Agency (for certain AIM Funds)
Loan Pricing Corporation	Pricing Service (for certain AIM Funds)
Loop Capital Markets	Broker (for certain AIM Funds)
M.R. Beal	Broker (for certain AIM Funds)
MarkIt Group Limited	Pricing Vendor (for certain AIM Funds)
Merrill Communications LLC	Financial Printer
Mesirow Financial, Inc.	Broker (for certain AIM Funds)
Middle Office Solutions	Software Provider
Moody’s Investors Service	Rating & Ranking Agency (for certain AIM Funds)
Morgan Keegan & Company, Inc.	Broker (for certain AIM Funds)
Morrison Foerster LLP	Legal Counsel
MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain AIM Funds)
Muzea Insider Consulting Services, LLC	Analyst (for certain AIM Funds)
Ness USA Inc.	System provider
Noah Financial, LLC	Analyst (for certain AIM Funds)
Omgeo LLC	Trading System
Piper Jaffray	Analyst (for certain AIM Funds)
Prager, Sealy & Co.	Broker (for certain AIM Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all AIM Funds)
Protective Securities	Broker (for certain AIM Funds)
Ramirez & Co., Inc.	Broker (for certain AIM Funds)
Raymond James & Associates, Inc.	Broker (for certain AIM Funds)
RBC Capital Markets	Analyst (for certain AIM Funds)
RBC Dain Rauscher Incorporated	Broker (for certain AIM Funds)
Reuters America LLC	Pricing Service (for certain AIM Funds)
Rice Financial Products	Broker (for certain AIM Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain AIM Funds)
RR Donnelley Financial	Financial Printer
Ryan Beck & Co.	Broker (for certain AIM Funds)
SAMCO Capital Markets, Inc.	Broker (for certain AIM Funds)
Seattle-Northwest Securities Corporation	Broker (for certain AIM Funds)
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain AIM Funds)
Simon Printing Company	Financial Printer
Southwest Precision Printers, Inc.	Financial Printer
Standard and Poor’s/Standard and Poor’s Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain AIM Funds)
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain AIM Funds)
Sterne, Agee & Leach, Inc.	Broker (for certain AIM Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain AIM Funds)
Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York	Custodian and Securities Lender (each, respectively, for certain AIM Funds)
The MacGregor Group, Inc.	Software Provider
The Savader Group LLC	Broker (for certain AIM Funds)

Service Provider	Disclosure Category
Thomson Information Services Incorporated	Software Provider
UBS Financial Services, Inc.	Broker (for certain AIM Funds)
VCI Group Inc.	Financial Printer
Wachovia National Bank, N.A.	Broker (for certain AIM Funds)
Western Lithograph	Financial Printer
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain AIM Funds)
William Blair & Co.	Broker (for certain AIM Funds)
XSP, LLC\Solutions Plus, Inc.	Software Provider

APPENDIX C
TRUSTEES AND OFFICERS
As of [date of month end prior to 485(b) filing]
The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
Interested Persons

Martin L. Flanagan[1] — 1960 Trustee		Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco Aim and a global investment management firm); Adviser to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The AIM Family of Funds®; Board of Governors, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business Formerly: Chairman, Invesco Aim Advisors, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Director, Invesco Ltd.; Chairman and Vice Chairman, Investment Company Institute	None

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer		Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Director, Chief Executive Officer and President, Invesco Aim Advisors, Inc. and 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Aim Management Group, Inc. (financial services holding company); Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment Services, Inc. (registered	None

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

C-1

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, AIM Trimark Corporate Class Inc. (corporate mutual fund company) and AIM Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The AIM Family of Funds® (other than AIM Treasurer’s Series Trust and Short-Term Investments Trust); Trustee and Executive Vice President, The AIM Family of Funds® (AIM Treasurer’s Series Trust and Short-Term Investments Trust only); and Manager, Invesco PowerShares Capital Management LLC
Formerly: Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Aim Advisors, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer’s Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair		Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); Captaris, Inc. (unified messaging provider); and Investment Company Institute

Bob R. Baker — 1936 Trustee		Retired	None

Frank S. Bayley — 1939		Retired	None
Trustee		Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios)

James T. Bunch — 1942 Trustee		Founder, Green, Manning & Bunch Ltd. (investment banking firm)	Board of Governors, Western Golf Association/Evans Scholars Foundation and Executive Committee, United States Golf Association

C-2

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
Albert R. Dowden — 1941 Trustee		Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (registered investment company); and Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company)	Board of Nature’s Sunshine Products, Inc.

Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations

Jack M. Fields — 1952 Trustee		Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	Administaff
Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company)

Carl Frischling — 1937 Trustee		Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee		Retired	None

Lewis F. Pennock — 1942 Trustee		Partner, law firm of Pennock & Cooper	None

Larry Soll — 1942 Trustee		Retired	None

Raymond Stickel, Jr. — 1944		Retired	None
Trustee		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios)

Other Officers

Russell C. Burk — 1958 Senior Vice President and Senior Officer		Senior Vice President and Senior Officer, The AIM Family of Funds®	N/A

C-3

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary		Director, Senior Vice President, Secretary and General Counsel, Invesco Aim Management Group, Inc., Senior Vice President, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Director, Senior Vice President and Secretary, Invesco Aim Distributors, Inc.; Director, Vice President and Secretary, Invesco Aim Investment Services, Inc. and INVESCO Distributors, Inc.; Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; and Manager, Invesco PowerShares Capital Management LLC	N/A
Formerly: Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisors, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President		Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Aim Distributors, Inc. and Invesco Aim Investment Services, Inc.; and Vice President, The AIM Family of Funds® Formerly: Senior Vice President, Invesco Aim Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisors, Inc. and The AIM Family of Funds®; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.; Vice President, Invesco Aim Investment Services, Inc. and Fund Management Company	N/A

C-4

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
Kevin M. Carome — 1956 Vice President		General Counsel, Secretary and Senior Managing Director, Invesco Ltd.; Director, Invesco Holding Company Limited and INVESCO Funds Group, Inc.; Director and Executive Vice President, IVZ, Inc., Invesco Group Services, Inc., Invesco North American Holdings, Inc. and Invesco Investments (Bermuda) Ltd.; Director and Secretary, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); and Vice President, The AIM Family of Funds®	N/A
Formerly: Senior Managing Director and Secretary, Invesco North American Holdings, Inc.; Vice President and Secretary, IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing Director and Secretary, Invesco Holding Company Limited; Director, Senior Vice President, Secretary and General Counsel, Invesco Aim Management Group, Inc. and Invesco Aim Advisors, Inc.; Senior Vice President, Invesco Aim Distributors, Inc.; Director, General Counsel and Vice President, Fund Management Company; Vice President, Invesco Aim Capital Management, Inc. and Invesco Aim Investment Services, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; Director and Vice President, INVESCO Distributors, Inc.; and Chief Executive Officer and President, INVESCO Funds Group, Inc.

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer		Vice President, Treasurer and Principal Financial Officer, The AIM Family of Funds®; and Vice President, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.)	N/A
Formerly: Vice President, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The AIM Family of Funds® and Assistant Vice President, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

C-5

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
Karen Dunn Kelley — 1960 Vice President		Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Executive Vice President, Invesco Aim Distributors, Inc.; Senior Vice President, Invesco Aim Management Group, Inc.; and Director, Invesco Mortgage Capital Inc.; Vice President, The AIM Family of Funds® (other than AIM Treasurer’s Series Trust and Short-Term Investments Trust); and President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer’s Series Trust and Short-Term Investments Trust only)	N/A
Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Aim Advisors, Inc. and The AIM Family of Funds® (AIM Treasurer’s Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only)

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer		Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Invesco Aim Distributors, Inc., Invesco Aim Investment Services, Inc., and The AIM Family of Funds®	N/A
Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer		Senior Vice President, Invesco Aim Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The AIM Family of Funds®, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Distributors, Inc. and Invesco Aim Investment Services, Inc.	N/A
Formerly: Senior Vice President and Chief Compliance Officer, Invesco Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

C-6

Trustee Ownership of Fund Shares as of December 31, 2009

Aggregate Dollar Range of
Equity Securities in All
Registered Investment
Companies Overseen by
	Dollar Range of Equity Securities	Trustee in The AIM Family of
Name of Trustee	Per Fund	Funds®
Martin L. Flanagan		-0-
Philip A. Taylor		-0-
Bob R. Baker		Over $100,000
Frank S. Bayley		Over $100,000
James T. Bunch		Over $100,000[3]
Bruce L. Crockett		Over $100,000[3]
Albert R. Dowden		Over $100,000
Jack M. Fields		Over $100,000[3]
Carl Frischling		Over $100,000[3]
Prema Mathai-Davis		Over $100,000[3]
Lewis F. Pennock		Over $100,000
Larry Soll		Over $100,000[3]
Raymond Stickel, Jr.		Over $100,000

[3]	Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

C-7

APPENDIX D
TRUSTEES COMPENSATION TABLE
     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco Aim during the year ended December 31, 2009:

		Retirement	Estimated
	Aggregate	Benefits	Annual Benefits	Total
	Compensation	Accrued	Upon	Compensation
	From the	by All	Retirement	From All AIM
Trustee	Trust (1)	AIM Funds (2)	for AIM Funds (3)	Funds (4)
Bob R. Baker	$8,823	$125,039	$197,868	$259,100
Frank S. Bayley	9,383	115,766	154,500	275,700
James T. Bunch	8,098	142,058	154,500	235,000
Bruce L. Crockett	17,256	104,012	154,500	509,900
Albert R. Dowden	9,466	142,622	154,500	275,700
Jack M. Fields	8,098	122,608	154,500	235,000
Carl Frischling (5)	9,382	124,703	154,500	269,950
Prema Mathai-Davis	8,740	120,758	154,500	256,600
Lewis F. Pennock	7,864	107,130	154,500	235,000
Larry Soll	8,740	161,084	176,202	256,600
Raymond Stickel, Jr.	10,191	107,154	154,500	299,800

(1)	Amounts shown are based on the fiscal year ended August 31, 2009. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2009, including earnings, was $16,579.

(2)	During the fiscal year ended August 31, 2009, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $17,127

D-1

(3)	These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees’ retirement and assumes each trustee serves until his or her normal retirement date.

(4)	All trustees currently serve as trustee of 12 registered investment companies advised by AIM.

(5)	During the fiscal year ended August 31, 2009, the Trust paid $21,785 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

D-2

APPENDIX E
Proxy policy applies to the following:
Invesco Aim Advisors, Inc.
Invesco Aim Proxy Voting Guidelines
(Effective as of April 28, 2009)
The following Invesco Aim Proxy Voting Guidelines are applicable to all funds and other accounts managed by Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc and Invesco Aim Private Asset Management, Inc. (collectively, “Invesco Aim”).1
Introduction
Our Belief
The AIM Funds Boards of Trustees and Invesco Aim’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.
In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco Aim’s typical investment horizon.
Proxy voting is an integral part of Invesco Aim’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.
Proxy Administration
The Invesco Aim Proxy Committee (the “Proxy Committee”) consists of members representing Invesco Aim’s Investments, Legal and Compliance departments. Invesco Aim’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.
The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco Aim uses information gathered from our own research, company managements, Invesco Aim’s portfolio managers and outside shareholder groups to reach our voting decisions.
Generally speaking, Invesco Aim’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company’s Board of Directors.

Important principles underlying the Invesco Aim Proxy Voting Guidelines
I. Accountability
Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders. Consequently, Invesco Aim votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.
The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.
•	Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco Aim’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.
Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim’s investment thesis on a company.
•	Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.
•	Auditors and Audit Committee members. Invesco Aim believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.
•	Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.
•	Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.
•	Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

•	Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.
•	Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.
•	Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.
II. Incentives
Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.
Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.
•	Executive compensation. Invesco Aim evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco Aim believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco Aim generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco Aim supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.
•	Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco Aim compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.
•	Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.
•	Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

Capitalization
Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, AIM generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.
IV. Mergers, Acquisitions and Other Corporate Actions
Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.
V. Anti-Takeover Measures
Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.
VI. Shareholder Proposals on Corporate Governance
Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.
VII. Shareholder Proposals on Social Responsibility
The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim’s typical investment horizon. Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.
VIII. Routine Business Matters
Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.
Summary
These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions
In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.
Share-lending programs
One reason that some portion of Invesco Aim’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.
“Share-blocking”
Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.
International constraints
An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.
Exceptions to these Guidelines
Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.
Resolving potential conflicts of interest
A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim’s products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.
Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.
If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco Aim may vote the proxy in accordance with the predetermined Guidelines; (2)

Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.
Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.
On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco Aim’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.
Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.
Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco Aim’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.
Policies and Vote Disclosure
A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

Footnotes

[1]	AIM Funds not managed by Invesco Aim Advisors, Inc., are governed by the proxy voting policies of their respective sub-advisors. Proxy Voting Guidelines applicable to AIM China Fund, AIM Core Bond Fund, AIM Floating Rate Fund, AIM Global Core Equity Fund, AIM Global Equity Fund, AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM International Core Equity Fund, AIM International Total Return Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Select Equity Fund, AIM Select Real Estate Income Fund, AIM Short Term Bond Fund, AIM Structured Core Fund, AIM Structured Growth Fund, AIM Structured Value Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund, AIM Trimark Small Companies Fund, AIM U.S. Government Fund are available at our website, http://www.invescoaim.com.

Invesco Asset Management Deutschland GmbH
Invesco Kapitalanlagegesellschaft mbH
Proxy Voting Policy
Version: 1.1
Changes to previous Version: Format
Update of Appendix B

GENERAL POLICY
Invesco has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, Invesco may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.
Invesco believes that it has a duty to manage clients’ assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.
Invesco reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.
PROXY VOTING POLICIES
Voting of Proxies
Invesco will on a fund by fund basis, decide whether it will vote proxies and if so, for which parts of the portfolio it will voted for. If Invesco decides to vote proxies, it will do so in accordance with the procedures set forth below. If the client retains in writing the right to vote or if Invesco determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith, it will refrain from voting.
Best Economic Interests of Clients
In voting proxies, Invesco will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. Invesco endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.
Certain Proxy Votes May Not Be Cast
In some cases, Invesco may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. Invesco typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If Invesco does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client.
ISS Services
Invesco has contracted with Institutional Shareholder Services (“ISS”), an independent third party service provider, to vote Invesco’s clients’ proxies according to ISS’s proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which Invesco has proxy voting responsibility. On an annual basis, Invesco will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interest of Invesco’s clients. This may include a review of ISS’ Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.

Custodians forward proxy materials for clients who rely on Invesco to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If Invesco receives proxy materials in connection with a client’s account where the client has, in writing, communicated to Invesco that the client, plan fiduciary or other third party has reserved the right to vote proxies, Invesco will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where Invesco, or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.
In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) Invesco decides to override the ISS vote recommendation, the Proxy Voting Committee (PVC) of the International Structured Products Group and the Compliance Officer will review the issue and direct ISS how to vote the proxies as described below.
ISS Recusal
When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Voting Committee (PVC) of the International Structured Products Group and the Compliance Officer will review the issue and, if Invesco does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where Invesco has a conflict of interest, Invesco, in its sole discretion, shall either (a) vote the proxies pursuant to ISS’s general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.
Override of ISS Recommendation
There may be occasions where the Invesco investment personnel or senior officers seek to override ISS’s recommendations if they believe that ISS’s recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients’ best economic interests and submit such written documentation to the Proxy Voting Committee (PVC) of the International Structured Products Group. Upon review of the documentation and consultation with the individual and others as the PVC deems appropriate, the PVC together with the Compliance Officer may make a determination to override the ISS voting recommendation if they determine that it is in the best economic interests of clients.
Proxy Voting Records
Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information.
CONFLICTS OF INTEREST
Procedures to Address Conflicts of Interest and Improper Influence
In order to avoid voting proxies in circumstances where Invesco or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to Invesco includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Voting Committee (PVC) of the International Structured Products Group together with the Compliance Officer shall determine how the proxy is to be voted and instruct accordingly in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between Invesco, as the investment manager, and clients.
For each director, officer and employee of Invesco (“Invesco person”), the interests of Invesco’s clients must come first, ahead of the interest of Invesco and any person within the Invesco organization, which includes Invesco’s affiliates.
Accordingly, each Invesco person must not put “personal benefit,” whether tangible or intangible, before the interests of clients of Invesco or otherwise take advantage of the relationship to Invesco’s clients. “Personal benefit” includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of Invesco, as appropriate. It is imperative that each of Invesco’s directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of Invesco’s clients.
Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if Invesco has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An Invesco person shall not be considered to have a conflict of interest if the Invesco person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Compliance Officer.
The following are examples of situations where a conflict may exist:
▪	Business Relationships — where Invesco manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

▪	Personal Relationships — where a Invesco person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

▪	Familial Relationships — where an Invesco person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).
In the event that Invesco (or an affiliate) manages assets for a company, its pension plan, or related entity and where clients’ funds are invested in that company’s shares, it will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.
It is the responsibility of the Invesco person to report any real or potential conflict of interest of which such individual has actual knowledge to the Compliance Officer, who shall present any such information to the Head of Continental Europe Compliance. However, once a particular conflict has been reported to the Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.
In addition, any Invesco person who submits an ISS override recommendation to the Proxy Voting Committee (PVC) of the International Structured Products Group shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.
In addition, the Proxy Voting Committee (PVC) of the International Structured Products Group must notify Invesco’s Compliance Officer with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within Invesco or by an affiliated company’s representatives with regard to how Invesco should vote proxies. The Compliance Officer will investigate the allegations and will report his or her findings to the Invesco Risk Management Committee and to the Head of Continental Europe Compliance. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to,
(1) notifying the affiliated company’s Chief Executive Officer, its Management Committee or Board of Directors,

(2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or

(3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Voting Committee (PVC) of the International Structured Products Group together with the Compliance Officer shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.
ISS PROXY VOTING GUIDELINES
A copy of ISS’s Proxy Voting Guidelines Summary in effect as of the revised date set forth on the title page of this Proxy Voting Policy is attached hereto as Appendix B.

INVESCO PERPETUAL
POLICY ON CORPORATE GOVERNANCE
(Updated February 2008)
1.	Introduction

Invesco Perpetual (IP), the trading name of Invesco Asset Management Limited, has adopted a clear and considered policy towards its responsibility as a shareholder. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests comply with local recommendations and practices, such as the UK Combined Code issued by the Committee on Corporate Governance and/or the U.S. Department of Labor Interpretive Bulletins.

2.	Responsible Voting

IP has a responsibility to optimise returns to its clients. As a core part of the investment process, Fund Managers will endeavour to establish a dialogue with management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

IP considers that shareholder activism is fundamental to good Corporate Governance. Whilst this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met.

One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote shares, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients. As a result of these two factors, IP will tend to vote on all UK and European shares, but to vote on a more selective basis on other shares. (See Appendix I — Voting on non-UK/European shares)

IP considers that the voting rights attached to its clients’ investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman. In doing this, IP will have in mind three objectives:

i) To protect the rights of its clients

ii) To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and

iii) To protect the long-term value of its clients’ investments.

It is important to note that, when exercising voting rights, a third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a Board on a particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

IP will exercise actively the voting rights represented by the shares it manages on behalf of its investors.
Note: Share Blocking
Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

3.	Voting Procedures

IP will endeavour to keep under regular review with trustees, depositaries and custodians the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions.

IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower). If a stock is on loan and therefore cannot be voted, it will not necessarily be recalled in instances where we would vote with management. Individual IP Fund Managers enter securities lending arrangements at their own discretion and where they believe it is for the potential benefit of their investors.

4.	Dialogue with Companies

IP will endeavour, where practicable in accordance with its investment processes, to enter into a dialogue with companies based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with Company Boards and senior non-Executive Directors, IP will endeavour to cover any matters with particular relevance to shareholder value.

Specifically when considering resolutions put to shareholders, IP will pay attention to the companies’ compliance with the relevant local requirements. In addition, when analysing the company’s prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:
☐	Nomination and audit committees

☐	Remuneration committee and directors’ remuneration

☐	Board balance and structure

☐	Financial reporting principles

☐	Internal control system and annual review of its effectiveness

☐	Dividend and Capital Management policies
5.	Non-Routine Resolutions and Other Topics

These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board. Examples of such would be all SRI issues (i.e. those with social, environmental or ethical connotations), political donations, and any proposal raised by a shareholder or body of shareholders (typically a pressure group).

Apart from the three fundamental voting objectives set out under ‘Responsible Voting’ above, considerations that IP might apply to non-routine proposals will include:
i)	The degree to which the company’s stated position on the issue could affect its reputation and/or sales, or leave it vulnerable to boycott or selective purchasing

ii)	What other companies have done in response to the issue

iii)	Whether implementation would achieve the objectives sought in the proposal

iv)	Whether the matter is best left to the Board’s discretion.
6.	Evaluation of Companies’ Corporate Governance Arrangements

IP will, when evaluating companies’ governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors drawn to their attention.

7.	Disclosure

On request from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that:
(i)	in IP’s discretion, to do so does not conflict with the best interests of other clients and

(ii)	it is understood that IP will not be held accountable for the expression of views within such voting instructions and

(iii)	IP are not giving any assurance nor undertaking any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding 3 months will not normally be provided.

Note:	The record of votes will reflect the voting instruction of the relevant Fund Manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

Appendix I
Voting on non-UK/European shares
When deciding whether to exercise the voting rights attached to its clients’ non-UK/European shares, IP will take into consideration a number of factors. These will include:
—     the likely impact of voting on management activity, versus the cost to the client
—     the portfolio management restrictions (e.g. share blocking) that may result from voting
—     the preferences, where expressed, of clients
Generally, IP will vote on non-UK/European shares by exception only, except where the client or local regulator expressly requires voting on all shares.
Share Blocking
Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

Proxy policy applies to the following:
Invesco Asset Management (Japan) Limited
(Quick Translation)
Internal Rules on Proxy Voting Execution
(Purpose)
Article 1
INVESCO Asset Management (Japan) Limited (referred to as “INVESCO” thereafter) assumes a fiduciary responsibility to vote proxies in the best interest of its trustors and beneficiaries. In addition, INVESCO acknowledges its responsibility as a fiduciary to vote proxies prudently and solely for the purpose of maximizing the economic values of trustors (investors) and beneficiaries. So that it may fulfill these fiduciary responsibilities to trustors (investors) and beneficiaries, INVESCO has adopted and implemented these internal rules reasonably designed to ensure that the business operations of the company to invest are appropriately conducted in the best interest of shareholders and are always monitored by the shareholders.
(Proxy Voting Policy)
Article 2
INVESCO exercises the voting right in the best interest of its trustors and beneficiaries not in the interests of the third parties. The interests of trustors and beneficiaries are defined as the increase of the value of the enterprise or the expansion of the economic value of the shareholders or to protect these values from the impairment.
(Voting Exercise Structure)
Article 3
Please refer to the Article 2 of Proxy Voting basic Policy as per attached.
(Proxy Voting Guidelines)
Article 4
Please refer to Proxy Voting Guidelines (Attachment 2).
(Proxy Voting Process)
Article 5
1. Domestic Equities
(1)	Notification on the shareholder meeting will be delivered to Operations from trustee banks which will be in turn forwarded to the person in charge of equities investment. The instruction shall be handled by Operations.

(2)	The person in charge of equities investment scrutinizes the subjects according to the “Screening Standard” and forward them to the proxy voting committee (“Committee”).

(3)	In case of asking for the outside counsel, to forward our proxy voting guidelines (“Guidelines”) to them beforehand and obtain their advice

(4)	In either case of 2 or 3, the person in charge shall make proposal to the Committee to ask for their “For”, “Against”, “Abstention”, etc.

(5)	The Committee scrutinizes the respective subjects and approves/disapproves with the quorum of two thirds according to the Guidelines.

(6)	In case where as to the subject which the Committee judges as inappropriate according to the Guidelines and/or the subject which cannot obtain the quorum, the Committee will be held again to discuss the subject.
2. Foreign Equities
(1)	As to the voting exercise of the foreign equities, we shall consider the manners and customs of the foreign countries as well as the costs.

(2)	As to the voting process, the above process of the domestic equities shall be accordingly adjusted and applied.
(Disclosure of Information)
Article 6
In case of the request from the customers, we can disclose the content.
(Voting Record)
Article 7
☐	The Committee preserves the record of Attachment 1 for one year.

☐	The administration office is the Investment Division which shall preserve all the related documents of this voting process.

☐	Operations which handle the instruction shall preserve the instruction documents for 10 years after the termination of the ITM funds or the termination of the investment advisory contracts.
Article 8 and addendum are omitted.

Proxy Voting Basic Policy
1.	Basic Thought on Proxy Voting
•	INVESCO makes efforts to maximize the entrusted assets in terms of fiduciary duties in investing the funds entrusted by the trustors (investors) and the beneficiaries.

•	For the purpose of maximizing the invested assets and the value of the equities, INVESCO always monitors the invested companies to operate appropriately as a shareholder in the best interests of the shareholders.

•	From the above point of view, INVESCO has adopted and implemented this Proxy Voting Basic Policy and Proxy Voting Policy and Procedure to fulfill the proxy voting rights properly.

•	In exercising the proxy voting rights, INVESCO fulfills the voting rights in the benefits of the trustors (investors) and the beneficiaries not in the benefits of the third parties.
2.	Voting Process and Structure
•	INVESCO establishes the Proxy Voting Committee (referred to as “Committee” thereafter) which executes the proxy voting rights.

•	The Committee is composed of the chairman who is designated by Japanese Management Committee (referred to as “J-Mac” thereafter) and the members appointed by the chairman. Persons in charge of Investment Division and Legal & Compliance Division shall be mandatory members.

•	The Committee has been delegated the judgment power to execute the voting right from the J-Mac.

•	The Committee has worked out the subjects according to the pre-determined “Screening Standard” in terms of benefits of the shareholders and executes the voting rights based on the “Proxy Voting Guidelines”.

•	The Committee is occasionally taken the advice from the outside parties according to the “Proxy Voting Guidelines”.

•	The Committee is held on a monthly basis and the result of the voting execution is to be reported to J-Mac on a monthly basis at least.
3.	Screening Standard

For the purpose of efficient voting execution, INVESCO implements the following screening criteria. The companies fallen under this screening criteria shall be scrutinized according to ”Voting Guidelines”.
(1)	Quantitative Standard
1)	Low profit margin of operational income and recurrent income for certain periods

2)	Negative Net Assets/Insolvency

3)	Extremely High Dividend Ratios or Low Dividend Ratios
(2)	Qualitative Standard
1)	In breach of the substantial laws or anti-social activities for the past one year

2)	Impairment of the interests of the shareholders for the past one year
(3)	Others
1)	External Auditor’s Audit Report with the limited auditor’s opinion

2)	Shareholders’ proposals
4.	Proxy Voting Guidelines
(1)	General Subjects
1)	Any violation of laws and anti-social activities?

2)	Inappropriate disclosure which impairs the interests of shareholders?

3)	Enough Business Improvement Efforts?

(2)	Subjects on Financial Statements
Any reasonable reasons for Interest Appropriation/Loss Disposal?
(3)	Amendments to Articles of Incorporations, etc.
Any possibility of the limitation to the shareholder’s rights?
(4)	Directors/Statutory Auditors
Appointment of the unqualified person, or inappropriate amount of payment/gifts to the unqualified person?
(5)	Capital Policy/Business Policy
Unreasonable policy in terms of maximization of the shareholders’ interests?
(6)	Others
1)	Shareholder’s Proposals Contribution to the increase of the shareholders’ economic interests?

2)	Appointment of Auditor Any problem of independency?

Voting Screening Criteria & Decision Making Documents	(Attachment 1)

Company Name:	Year	Month
Screening Criteria/Quantitative Criteria (consolidated or (single))
	Yes	No
Consecutive unprofitable settlements for the past 3 years
Consecutive Non dividend payments for the past 3 years
Operational loss for the most recent fiscal year
Negative net assets for the most recent fiscal year
Less than 10% or more than 100% of the dividend ratios for the most recent fiscal year
Screening Criteria/Qualitative Criteria
	Yes	No
Substantial breach of the laws/anti-social activities for the past one year
If Yes, describe the content of the breach of the law/anti-social activities:
Others, especially, any impairment of the value of the shareholders for the past one year
If Yes, describe the content of the impairment of the value of shareholders:
Others
	Yes	No
External Auditor’s report with the limited auditor’s opinion
Shareholder’s proposal

Person in charge of equities investment	Initial	Signature

●	If all Nos → No objection to the agenda of the shareholders’ meeting

●	If one or more Yes ↓ (Person in charge of equities investment shall fill out the blanks below and forward to the Committee)
Proposal on Voting Execution
Reason for judgment

Chairman	For	Against	Initial	Signature
Member	For	Against	Initial	Signature
Member	For	Against	Initial	Signature
Member	For	Against	Initial	Signature
Member	For	Against	Initial	Signature
Member	For	Against	Initial	Signature

(Attachment 2)
Proxy Voting Guidelines
1.	Purport of Guidelines

Pursuant to Article 2 of Proxy Voting Policy and Procedure, INVESCO has adopted and implemented the following guidelines and hereby scrutinizes and decides the subjects one by one in light of the guidelines.

2.	Guidelines
(1)	General Subjects
1)	Any violation of laws and anti-social activities?
•	To scrutinize and judge respectively the substantial impact over the company’s business operations by the above subjects or the impairment of the shareholders’ economic value.
2)	Inappropriate disclosure which impairs the interests of shareholders?
•	To scrutinize and judge respectively the potential impairment of the shareholder’s economic value.
3)	Enough Business Improvement Efforts?
•	Although the continuous extremely unprofitable and the extremely bad performance, the management is in short of business improvement efforts. To scrutinize and judge respectively the cases.
(2)	Subjects on Financial Statements
1)	Interest Appropriation Plan
(1)	Interest Appropriation Plan (Dividends)
•	To basically approve unless the extremely overpayment or minimum payment of the dividends
(2)	Interest Appropriation Plan (Bonus payment to corporate officers
•	To basically agree but in case where the extremely unprofitable, for example, the consecutive unprofitable and no dividend payments or it is apparent of the impairment of the shareholder’s value, to request to decrease the amount or no bonus payment pay the bonus to the corporate officers without prior assessment.
2)	Loss Disposal Plan
To scrutinize and judge respectively
(3)	Amendments to Articles of Incorporation, etc.
1)	Company Name Change/Address Change, etc.

2)	Change of Purpose/Method of Public Announcement

3)	Change of Business Operations, etc.

4)	Change of Stipulations on Shareholders/Shareholders Meeting

5)	Change of Stipulations on Directors/Board of Directors/Statutory Auditors
•	To basically approve however, in case of the possibility of the limitation to the shareholders’ rights, to judge respectively
(4)	Subjects on Corporate Organization
1)	Composition of Board of Directors Meeting, etc
•	To basically approve the introduction of “Committee Installation Company ”or “Substantial Asset Control Institution”

•	To basically approve the introduction of the corporate officer institution. Provided, however, that in case where all directors are concurrent with those committee members and the institutions, to basically disagree. In case of the above introduction, to basically disapprove to the decrease of the board members or adjustment of the remuneration.
2)	Appointment of Directors
•	To basically disagree in case where the increase of the board members which is deemed to be overstaffed and no explanatory comments on the increase. In case of 21 or more board members, to respectively judge.

•	To basically disagree the re-appointment of the existing directors in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

•	To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.

3)	Appointment of Outside Directors
•	To basically agree after the confirmation of its independency based on the information obtained from the possible data sources.

•	To basically disagree the decrease in number.

•	To basically disagree the job concurrence of the competitors’ CEO, COO, CFO or concurrence of the outside directors of 4 or more companies.

•	To basically disagree in case of no-independence of the company

•	To basically disagree the extension of the board of directors’ term.
4)	Appointment of Statutory Auditors
•	To basically disagree the appointment of the candidate who is appointed as a director and a statutory auditor by turns.

•	To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.
5)	Appointment of Outside Statutory Auditors
•	To basically disagree in case where the outside statutory auditor is not actually the outside auditor (the officer or employee of the parent company, etc.)

•	To basically disagree in case where the reason of the decrease in the number is not clearly described.

•	To basically agree in case where the introduction of the “Statutory Auditor Appointment Committee” which includes plural outside statutory auditors.
(5)	Officer Remuneration/officer Retirement Allowances
1)	Officer Remuneration
•	To basically disagree the amendment of the officer remuneration (unless the decrease in amount or no payment) in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

•	To basically disagree and scrutinize respectively in case where no sufficient explanation of the substantial increase (10% or more per head), or no decrease of the remuneration amount if the number of the officers decrease.
2)	Officer Retirement Allowance
•	To basically approve

•	To basically disapprove in case where the payment of the allowance to the outside statutory auditors and the outside directors.

•	To basically disapprove in case where the officer resigned or retired during his/her assignment due to the scandal of the breach of the laws and the anti-social activities.

•	To basically disagree in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.
2.	Capital Policy/Business Policy
1)	Acquisition of Own shares
•	To basically approve

•	To basically approve the disposition of the own sharers if the disposition ratio of less than 10% of the total issued shares and the shareholders’ equities. In case of 10% or more, to respectively scrutinize.
2)	Capital Reduction
•	To basically disagree in case where the future growth of the business might be substantially decreased.
3)	Increase of the authorized capital
•	To basically disagree in case of the substantial increase of the authorized capital taking into consideration the dilution of the voting right (10% or more) and incentive.
4)	Granting of the stock options to Directors, Statutory Auditors and Employees
•	To basically approve

•	To basically disagree in case where the substantial dilution of the value of the stocks (the potential dilution ration is to increase 5% of the total issued stock number) will occur and accordingly decrease of the shareholders’ interests.

•	To basically disagree in case where the exercise price is deviated by 10% or more from the market value as of the fiscal year-end

•	To basically disagree the decrease of the exercise price (re-pricing)

•	To basically disagree in case where the exercise term remains less than 1 year.

•	To basically disagree in case the scope of the option granted objectives (transaction counterparties) is not so closely connected with the better performance.
5)	Mergers and Acquisitions
•	To basically disagree in case where the terms and conditions are not advantageous and there is no assessment base by the thirdparty.

•	To basically disagree in case where the content of the mergers and acquisitions can not be deemed to be reasonable in comparison with the business strategy.
6)	Business Transfer/Acceptance
•	To basically disagree in case where the content of the mergers and acquisitions can not be deemed to be reasonable and extremely unprofitable in comparison with the business strategy.
7)	Capital Increase by the allocation to the thirdparties
•	To basically analyze on a case by case basis

•	Provided, however, that to basically approve in case where the companies under the financial difficulties executes as the restructuring of the business.
(7)	Others
1)	Appointment of Accountant
•	To basically approve

•	To basically disapprove on suspicion of its independency.

•	To scrutinize the subjects in case where the decline of the re-appointment due to the conflict of the audit policy.
2)	Shareholders’ proposal
•	To basically analyze on a case by case basis

•	The basic judgment criterion is the contribution to the increase of the shareholders’ value. However, to basically disapprove in case where to maneuver as a method to resolve the specific social and political problems.

Proxy policy applies to the following:
Invesco Australia Limited
Proxy Voting Policy
1.	Purpose of this Policy

INVESCO recognises its fiduciary obligation to act in the best interests of all clients, be they superannuation trustees, institutional clients, unit-holders in managed investment schemes or personal investors. One way INVESCO represents its clients in matters of corporate governance is through the proxy voting process.

This document sets out INVESCO’s policy in relation to proxy voting. It has been approved by the INVESCO Australia Limited Board.

2.	Scope

This policy applies to all INVESCO portfolios with the following exceptions:
•	“index” or “index like” funds where, due to the nature of the funds, INVESCO will generally abstain from voting;

•	private client or discrete wholesale mandates, where the voting policy has been agreed within the mandate;

•	where investment management of an international fund has been delegated to an overseas AMVESCAP or INVESCO company, proxy voting will rest with that delegated manager.
3.	Policy

In accordance with industry practices and the IFSA standard on proxy voting, our policy is as follows:
•	INVESCO’s overriding principle is that votes will be cast in the best economic interests of investors.

•	INVESCO’s intention is to vote on all Australian Company shareholder resolutions however it recognises that in some circumstances it would be inappropriate to vote, or its vote may be immaterial. INVESCO will generally abstain from voting on “routine” company resolutions (eg approval of financial accounts or housekeeping amendments to Articles of Association or Constitution) unless its clients’ portfolios in aggregate represent a significant proportion of the shareholdings of the company in question (a significant proportion in this context means 5% or more of the market capitalisation of the company).

•	INVESCO will always vote on the following issues arising in company Annual General Meetings where it has the authority to do so on behalf of clients.
o	contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

o	employee and executive share and option schemes;

o	approval of changes of substantial shareholdings;

o	mergers or schemes of arrangement; and

o	approval of major asset sales or purchases.
•	Management agreements or mandates for individually-managed clients will provide direction as to who has responsibility for voting.

•	In the case of existing management agreements which do not contain a provision concerning voting authority or are ambiguous on the subject, INVESCO will not vote until clear instructions have been received from the client.

•	In the case of clients who wish to place special conditions on the delegation of proxy voting powers, INVESCO will endeavour to accommodate those clients’ requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.

•	In considering proxy voting issues arising in respect of unit-holders in managed investment schemes, INVESCO will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unit-holders in the scheme as a whole. INVESCO cannot accept instructions from individual unit-holders as to the exercise of proxy voting authority in a particular instance.

•	In order to facilitate its proxy voting process, INVESCO may retain a professional proxy voting service to assist with in-depth proxy research, vote execution, and the necessary record keeping.
4.	Reporting and Disclosure

A written record will be kept of the voting decision in each case, and of the reasons for each decision (including abstentions).

INVESCO will disclose on an annual basis, a summary of its proxy voting statistics on its website as required by IFSA standard No. 13 — Proxy Voting.

5.	Conflicts of Interest

All INVESCO employees are under an obligation to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of clients.

INVESCO acknowledges that conflicts of interest do arise and where a conflict of interest is considered material, INVESCO will not vote until a resolution has been agreed upon and implemented.

Proxy policy applies
to the following:
Invesco Hong Kong Limited
Invesco Hong Kong Limited
PROXY VOTING POLICY
8 April 2004

Introduction	E-29

1. Guiding Principles	E-30

2. Proxy Voting Authority	E-31

3. Key Proxy Voting Issues	E-35

4. Internal Admistration and Decision-Making Process	E-36

5. Client Reporting	E-38

INTRODUCTION
This policy sets out Invesco’s approach to proxy voting in the context of our broader portfolio management and client service responsibilities. It applies to Asia related equity portfolios managed by Invesco on behalf of individually-managed clients and pooled fund clients

Invesco’s proxy voting policy is expected to evolve over time to cater for changing circumstances or unforeseen events.

1.	GUIDING PRINCIPLES
1.1	Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they retirement scheme trustees, institutional clients, unitholders in pooled investment vehicles or personal investors. The application of due care and skill in exercising shareholder responsibilities is a key aspect of this fiduciary obligation.

1.2	The sole objective of Invesco’s proxy voting policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients’ investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients’ economic interests, or to favour a particular client or other relationship to the detriment of others.

1.3	Invesco also recognises the broader chain of accountability that exists in the proper governance of corporations, and the extent and limitations of the shareholder’s role in that process. In particular, it is recognised that company management should ordinarily be presumed to be best placed to conduct the commercial affairs of the enterprise concerned, with prime accountability to the enterprise’s Board of Directors which is in turn accountable to shareholders and to external regulators and exchanges. The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

1.4	The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is of itself unlikely to promote the maximum economic performance of companies, or to cater for circumstances in which non-compliance with a checklist is appropriate or unavoidable.

1.5	Invesco considers that proxy voting rights are an asset which should be managed with the same care as any other asset managed on behalf of its clients.

2.	PROXY VOTING AUTHORITY
2.1	An important dimension of Invesco’s approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

2.2	An initial issue to consider in framing a proxy voting policy is the question of where discretion to exercise voting power should rest — with Invesco as the investment manager, or with each individual client? Under the first alternative, Invesco’s role would be both to make voting decisions on clients’ behalf and to implement those decisions. Under the second alternative, Invesco would either have no role to play, or its role would be limited solely to implementing voting decisions under instructions from our clients.

2.3	In addressing this issue, it is necessary to distinguish the different legal structures and fiduciary relationships which exist as between individually-managed clients, who hold investments directly on their own accounts, and pooled fund clients, whose investments are held indirectly under a trust structure.

2.4	Individually-Managed Clients

2.4.1	As a matter of general policy, Invesco believes that unless a client’s mandate gives specific instructions to the contrary, discretion to exercise votes should normally rest with the investment manager, provided that the discretion is always exercised in the client’s interests alone.

2.4.2	The reason for this position is that Invesco believes that, with its dedicated research resources and ongoing monitoring of companies, an investment manager is usually better placed to identify issues upon which a vote is necessary or desirable. We believe it is also more practical that voting discretion rests with the party that has the authority to buy and sell shares, which is essentially what investment managers have been engaged to do on behalf of their clients.

2.4.3	In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes. If a client requires, an appropriate reporting mechanism will be put in place.

2.4.4	While it is envisaged that the above arrangements will be acceptable in the majority of cases, it is recognised that some individually-managed clients will wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers. In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations which have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio.

2.4.5	In any event, whatever decision is taken as to where voting authority should lie, Invesco believes that the matter should be explicitly covered by the terms of the investment management agreement and clearly understood by the respective parties.

2.4.6	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for individually-managed clients:

PROXY VOTING AUTHORITY

Individually-Managed Clients

Unless an individually-managed client wishes to retain proxy voting authority, Invesco will assume proxy voting authority by way of delegation from the client, provided that the allocation of proxy voting responsibility is clearly set out in the investment management agreement.

In the case of clients who wish to place special conditions on the delegation of proxy voting powers, Invesco will endeavour to accommodate those clients’ requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.
2.5	Pooled Fund Clients

2.5.1	The legal relationship between an investment manager and its pooled fund clients is different in a number of important respects from that applying to individually-managed clients. These differences have a bearing on how proxy voting authority is exercised on behalf of pooled fund clients.

2.5.2	These legal relationships essentially mean that the manager is required to act solely in the collective interests of unitholders at large rather than as a direct agent or delegate of each unitholder. On the issue of proxy voting, as with all other aspects of our client relationships, Invesco will naturally continue to be receptive to any views and concerns raised by its pooled fund clients. However, the legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

2.5.3	As in the case of individually-managed clients who delegate their proxy voting authority, Invesco’s accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager’s broader client relationship and reporting responsibilities.

2.5.4	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for pooled fund clients:

PROXY VOTING AUTHORITY

Pooled Fund Clients

In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unitholders in the pooled fund as a whole.

Invesco cannot accept instructions from individual unitholders as to the exercise of proxy voting authority in a particular instance.

3.	KEY PROXY VOTING ISSUES
3.1	This section outlines Invesco’s intended approach in cases where proxy voting authority is being exercised on clients’ behalf.

3.2	Invesco will vote on all material issues at all company meetings where it has the voting authority and responsibility to do so. We will not announce our voting intentions and the reasons behind them.

3.3	Invesco applies two underlying principles. First, our interpretation of ‘material voting issues’ is confined to those issues which affect the value of shares we hold on behalf of clients and the rights of shareholders to an equal voice in influencing the affairs of companies in proportion to their shareholdings. We do not consider it appropriate to use shareholder powers for reasons other than the pursuit of these economic interests. Second, we believe that a critical factor in the development of an optimal corporate governance policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ portfolios through investment performance and client service.

3.4	In order to expand upon these principles, Invesco believes it is necessary to consider the role of proxy voting policy in the context of broader portfolio management and administrative issues which apply to our investment management business as a whole. These are discussed as follows.

3.5	Portfolio Management Issues — Active Equity Portfolios

3.5.1	While recognising in general terms that issues concerning corporate governance practices can have a significant bearing on the financial performance of companies, the primary criterion for the selection and retention of a particular stock in active equity portfolios remains our judgment that the stock will deliver superior investment performance for our clients, based on our investment themes and market analysis.

3.5.2	In view of these dynamics, Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco’s approach to corporate governance is to encourage a culture of performance among the companies in which we manage investments in order to add value to our clients’ portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

3.5.3	Nevertheless, Invesco has identified a limited range of issues upon which it will always exercise proxy voting authority — either to register disapproval of management proposals or to demonstrate support for company initiatives through positive use of voting powers. These issues are outlined as follows:

KEY VOTING ISSUES

Major Corporate Proposals

Invesco will always vote on the following issues arising in company General Meetings where it has the authority to do so on behalf of clients.

→	contentious issues (eg. issues of perceived national interest, or where there has

→	been extensive press coverage or public comment);

→	approval of changes of substantial shareholdings;

→	mergers or schemes of arrangement; and

→	approval of major asset sales or purchases.

As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments, unless balanced by reasonable increase in net worth of the shareholding.

Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.

Invesco’s approach to significant proxy voting issues which fall outside these areas will be addressed on their merits.
3.6	Administrative Issues

3.6.1	In addition to the portfolio management issues outlined above, Invesco’s proxy voting policy also takes account of administrative and cost implications, together with the size of our holdings as compared to the issue size, involved in the exercise of proxy voting authority on our clients’ behalf.

3.6.2	There are practical constraints to the implementation of proxy voting decisions. Proxy voting is a highly seasonal activity, with most company Annual General Meetings being collapsed into a few months, with short deadlines for the distribution and return of notice papers, multiple resolutions from multiple companies being considered simultaneously, and under a legal system which is essentially dependent upon paper-based communication and record-keeping.

3.6.3	In addition, for investment managers such as Invesco who do not invest as principals and who consequently do not appear directly on the share registers of companies, all of these communications are channelled through external custodians, among whom there is in turn a considerable variation in the nature and quality of systems to deal with the flow of information.

3.6.4	While Invesco has the systems in place to efficiently implement proxy voting decisions when required, it can be seen that administrative and cost considerations by necessity play an important role in the application of a responsible proxy voting policy. This is particularly so bearing in mind the extremely limited time period within which voting decisions must often be made and implemented (which can in practice be as little as a few days). This factor also explains why Invesco resists any suggestion that there should be compulsory proxy voting on all issues, as in our view this would only increase the costs to be borne by our clients with very little practical improvement in corporate performance in most cases.

3.6.5	These administrative constraints are further highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company — eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, we will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, the actual casting of a “yes” vote on all such resolutions in our view would entail an unreasonable administrative workload and cost.

3.6.6	Accordingly, Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ investments through portfolio management and client service. The policies outlined below have been prepared on this basis.

KEY PROXY VOTING ISSUES

Administrative Constraints

In view of the administrative constraints and costs involved in the exercise of proxy voting powers, Invesco may (depending on circumstances) not exercise its voting right unless its clients’ portfolios in aggregate represent a significant proportion of the shareholdings of the company in question.

A significant proportion in this context means 5% or more of the market capitalisation of the company.

4.	INTERNAL ADMINISTRATION & DECISION-MAKING PROCESS
4.1	The following diagram illustrates the procedures adopted by Invesco for the administration of proxy voting:
4.2	As shown by the diagram, a central administrative role is performed by our Settlement Team, located within the Client Administration section. The initial role of the Settlement Team is to receive company notice papers via the range of custodians who hold shares on behalf of our clients, to ascertain which client portfolios hold the stock, and to initiate the decision-making process by distributing the company notice papers to the Primary Investment Manager responsible for the company in question.

4.3	A voting decision on each company resolution (whether a yes or no vote, or a recommended abstention) is made by the Primary Investment Manager responsible for the company in question. Invesco believes that this approach is preferable to the appointment of a committee with responsibility for handling voting issues across all companies, as it takes advantage of the expertise of individuals whose professional lives are occupied by analysing particular companies and sectors, and who are familiar with the issues facing particular companies through their regular company visits.

4.4	Moreover, the Primary Equity Manager has overall responsibility for the relevant market and this ensures that similar issues which arise in different companies are handled in a consistent way across the relevant market.

4.5	The voting decision is then documented and passed back to the Settlement Team, who issue the voting instructions to each custodian in advance of the closing date for receipt of proxies by the company. At the same time, the Settlement Team logs all proxy voting activities for record keeping or client reporting purposes.

4.6	A key task in administering the overall process is the capture and dissemination of data from companies and custodians within a time frame that makes exercising votes feasible in practice. This applies particularly during the company Annual General Meeting “season”, when there are typically a large number of proxy voting issues under consideration simultaneously. Invesco has no control over the former dependency and Invesco’s ability to influence a custodian’s service levels are limited in the case of individually-managed clients, where the custodian is answerable to the client.

4.7	The following policy commitments are implicit in these administrative and decision-making processes:

INTERNAL ADMINISTRATION AND DECISION-MAKING PROCESS

Invesco will consider all resolutions put forward in the Annual General Meetings or other decision-making forums of all companies in which investments are held on behalf of clients, where it has the authority to exercise voting powers. This consideration will occur in the context of our policy on Key Voting Issues outlined in Section 3.

The voting decision will be made by the Primary Investment Manager responsible for the market in question.

A written record will be kept of the voting decision in each case, and in case of an opposing vote, the reason/comment for the decision.

Voting instructions will be issued to custodians as far as practicable in advance of the deadline for receipt of proxies by the company. Invesco will monitor the efficiency with which custodians implement voting instructions on clients’ behalf.

Invesco’s ability to exercise proxy voting authority is dependent on timely receipt of notification from the relevant custodians.

5.	CLIENT REPORTING
5.1	Invesco will keep records of its proxy voting activities.

5.2	Upon client request, Invesco will regularly report back to the client on proxy voting activities for investments owned by the client.

5.2	The following points summarise Invesco’s policy commitments on the reporting of proxy voting activities to clients (other than in cases where specific forms of client reporting are specified in the client’s mandate):

CLIENT REPORTING

Where proxy voting authority is being exercised on a client’s behalf, a statistical summary of voting activity will be provided on request as part of the client’s regular quarterly report.

Invesco will provide more detailed information on particular proxy voting issues in response to requests from clients wherever possible.

Proxy policy applies to the following:
Invesco Institutional (N.A.), Inc.
Invesco Global Asset Management (N.A.), Inc.
Invesco Senior Secured Management, Inc.
PROXY VOTING POLICIES
AND
PROCEDURES
March, 2009

GENERAL POLICY
     Each of Invesco Institutional (N.A.), Inc. its wholly-owned subsidiaries, and Invesco Global Asset Management (N.A.), Inc. (collectively, “Invesco”), has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, Invesco may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.
     Invesco believes that it has a duty to manage clients’ assets in the best economic interests of its clients and that the ability to vote proxies is a client asset.
     Invesco reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.
PROXY VOTING POLICIES
Voting of Proxies
     Invesco will vote client proxies relating to equity securities in accordance with the procedures set forth below unless a non-ERISA client retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) of an ERISA client retains in writing the right to direct the plan trustee or a third party to vote proxies, or Invesco determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith. In addition, due to the distinct nature of proxy voting for interests in fixed income assets and stable value wrap agreements, the proxies for such fixed income assets and stable value wrap agreements will be voted in accordance with the procedures set forth in the “Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements” section below.
Best Economic Interests of Clients
     In voting proxies, Invesco will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. Invesco endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.
RiskMetrics’ Services
     Invesco has contracted with RiskMetrics Group (“RiskMetrics,” formerly known as ISS), an independent third party service provider, to vote Invesco’s clients’ proxies according to RiskMetrics’ proxy voting recommendations determined by RiskMetrics pursuant to its then-current US Proxy Voting Guidelines, a summary of which can be found at http://www.riskmetrics.com and which are deemed to be incorporated herein. In addition, RiskMetrics will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which Invesco has proxy voting responsibility. On an annual basis, the Proxy Voting Committee will review information obtained from RiskMetrics to ascertain whether RiskMetrics (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interests of Invesco’s clients. This may include a review of RiskMetrics’ Policies, Procedures and Practices Regarding Potential Conflicts of Interest and obtaining information about the work RiskMetrics does for corporate issuers and the payments RiskMetrics receives from such issuers.
     Custodians forward to RiskMetrics proxy materials for clients who rely on Invesco to vote proxies. RiskMetrics is responsible for exercising the voting rights in accordance with the RiskMetrics proxy voting guidelines. If Invesco receives proxy materials in connection with a client’s account where the client has, in writing, communicated to Invesco that the client, plan fiduciary or other third party has reserved the right to vote proxies, Invesco will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where Invesco, or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has engaged RiskMetrics to provide the proxy analyses, vote recommendations and voting of proxies.

     In the event that (i) RiskMetrics recuses itself on a proxy voting matter and makes no recommendation or (ii) Invesco decides to override the RiskMetrics vote recommendation, the Proxy Committee will review the issue and direct RiskMetrics how to vote the proxies as described below.
Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements
     Some of Invesco’s fixed income clients hold interests in preferred stock of companies and some of Invesco’s stable value clients are parties to wrap agreements. From time to time, companies that have issued preferred stock or that are parties to wrap agreements request that Invesco’s clients vote proxies on particular matters. RiskMetrics does not currently provide proxy analysis or vote recommendations with respect to such proxy votes. Therefore, when a particular matter arises in this category, the investment team responsible for the particular mandate will review the matter and make a recommendation to the Proxy Manager as to how to vote the associated proxy. The Proxy Manager will complete the proxy ballots and send the ballots to the persons or entities identified in the ballots.
Proxy Committee
     The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate and who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote of those members in attendance at a meeting called for the purpose of determining how to vote a particular proxy. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of Invesco. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.
     The Proxy Manager shall call for a meeting of the Proxy Committee (1) when override submissions are made; and (2) in instances when RiskMetrics has recused itself or has not provided a vote recommendation with respect to an equity security. At such meeting, the Proxy Committee shall determine how proxies are to be voted in accordance with the factors set forth in the section entitled “Best Economic Interests of Clients,” above.
     The Proxy Committee also is responsible for monitoring adherence to these procedures, evaluating industry trends in proxy voting and engaging in the annual review described in the section entitled “RiskMetrics’ Services,” above.
Recusal by RiskMetrics or Failure of RiskMetrics to Make a Recommendation
     When RiskMetrics does not make a recommendation on a proxy voting issue or recuses itself due to a conflict of interest, the Proxy Committee will review the issue and determine whether Invesco has a material conflict of interest as determined pursuant to the policies and procedures outlined in the “Conflicts of Interest” section below. If Invesco determines it does not have a material conflict of interest, Invesco will direct RiskMetrics how to vote the proxies. If Invesco determines it does have a material conflict of interest, the Proxy Committee will follow the policies and procedures set forth in such section.
Override of RiskMetrics’ Recommendation
     There may be occasions where Invesco investment personnel, senior officers or a member of the Proxy Committee seek to override a RiskMetrics recommendation if they believe that a RiskMetrics recommendation is not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with a RiskMetrics recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the RiskMetrics recommendation is not in accordance with clients’ best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee along with the certification attached as Appendix A hereto. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the RiskMetrics voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed any conflict of interest.

Proxy Committee Meetings
     When a Proxy Committee Meeting is called, whether because of a RiskMetrics recusal or request for override of a RiskMetrics recommendation, the Proxy Committee shall request from the Chief Compliance Officer as to whether any Invesco person has reported a conflict of interest.
     The Proxy Committee shall review the report from the Chief Compliance Officer to determine whether a real or perceived conflict of interest exists, and the minutes of the Proxy Committee shall:
(1)	describe any real or perceived conflict of interest,

(2)	determine whether such real or perceived conflict of interest is material,

(3)	discuss any procedure used to address such conflict of interest,

(4)	report any contacts from outside parties (other than routine communications from proxy solicitors), and

(5)	include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.
     Based on the above review and determinations, the Proxy Committee will direct RiskMetrics how to vote the proxies as provided herein.
Certain Proxy Votes May Not Be Cast
     In some cases, Invesco may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients, some of which may be related to requirements of having a representative in person attend the proxy meeting. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. Invesco typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. Invesco will not vote if it determines that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of Invesco.
Proxy Voting Records
     The proxy voting statements and records will be maintained by the Proxy Manager on-site (or accessible via an electronic storage site of RiskMetrics) for the first two (2) years. Copies of the proxy voting statements and records will be maintained for an additional five (5) years by Invesco (or will be accessible via an electronic storage site of RiskMetrics). Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.
CONFLICTS OF INTEREST
Procedures to Address Conflicts of Interest and Improper Influence
     In order to avoid voting proxies in circumstances where Invesco or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has contracted with RiskMetrics to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by RiskMetrics, each vote recommendation provided by RiskMetrics to Invesco shall include a representation from RiskMetrics that RiskMetrics has no conflict of interest with respect to the vote. In instances where RiskMetrics has recused itself or makes no recommendation on a particular matter, or if an override submission is requested, the Proxy Committee shall determine how the proxy is to be voted and instruct the Proxy Manager accordingly, in which case the conflict of interest provisions discussed below shall apply.
     In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between Invesco, as the investment manager, and Invesco’s clients. For each director, officer and employee of Invesco (“Invesco person”), the interests of Invesco’s clients must come first, ahead of the interest of Invesco and any Invesco person, including Invesco’s affiliates. Accordingly, no Invesco person may put “personal benefit,” whether tangible or intangible, before the interests of clients of Invesco or otherwise take advantage of the relationship with Invesco’s clients. “Personal benefit” includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of Invesco, as appropriate. It is imperative that each Invesco person avoid any situation that might compromise, or call into question, the exercise of fully independent judgment that is in the interests of Invesco’s clients.
     Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist if Invesco has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Additional examples of situations where a conflict may exist include:
▪	Business Relationships – where Invesco manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

▪	Personal Relationships – where an Invesco person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

▪	Familial Relationships – where an Invesco person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).
     In the event that the Proxy Committee determines that Invesco (or an affiliate) has a material conflict of interest, the Proxy Committee will not take into consideration the relationship giving rise to the conflict of interest and shall, in its sole discretion, either (a) decide to vote the proxies pursuant to RiskMetrics’ general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact Invesco’s client(s) for direction as to how to vote the proxies.
     In the event an Invesco person has a conflict of interest and has knowledge of such conflict of interest, it is the responsibility of such Invesco person to disclose the conflict to the Chief Compliance Officer. When a Proxy Committee meeting is called, the Chief Compliance Officer will report to the Proxy Committee all real or potential conflicts of interest for the Proxy Committee to review and determine whether such conflict is material. If the Proxy Committee determines that such conflict is material and involves a person involved in the proxy voting process, the Proxy Committee may require such person to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how Invesco should vote such proxy. An Invesco person will not be considered to have a material conflict of interest if the Invesco person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote.
     In order to ensure compliance with these procedures, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any Invesco person who submits a RiskMetrics override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.

     In addition, members of the Proxy Committee must notify Invesco’s Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence exerted by any Invesco person or by an affiliated company’s representatives with regard to how Invesco should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the Invesco Risk Management Committee. In the event that it is determined that improper influence was exerted, the Risk Management Committee will determine the appropriate action to take, which actions may include, but are not limited to, (1) notifying the affiliated company’s Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and cooperating fully with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interests of clients.

APPENDIX A
ACKNOWLEDGEMENT AND CERTIFICATION
     I acknowledge that I have read the Invesco Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the Invesco Chief Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.

Print Name

Date	Signature

Proxy Voting
Policy Number: B-6          Effective Date: May 1, 2001          Revision Date: January 2009
Purpose and Background
In its trusteeship and management of mutual funds, Invesco Trimark acts as fiduciary to the unitholders and must act in their best interests.
Application
Invesco Trimark will make every effort to exercise all voting rights with respect to securities held in the mutual funds that it manages in Canada or to which it provides sub-advisory services, including a Fund registered under and governed by the US Investment Company Act of 1940, as amended (the “US Funds”) (collectively, the “Funds”). Proxies for the funds distributed by Invesco Trimark and managed by an affiliate or a third party (a “Sub-Advisor”) will be voted in accordance with the Sub-Advisor’s policy, unless the sub-advisory agreement provides otherwise.
The portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund. Portfolio managers must vote proxies in accordance with the Invesco Trimark Proxy Voting Guidelines (the Guidelines), as amended from time to time, a copy of which is attached to this policy.
When a proxy is voted against the recommendation of the publicly traded company’s Board, the portfolio manager will provide to the Chief Investment Officer (“CIO”) or designate the reasons in writing for any vote in opposition to management’s recommendation.
Invesco Trimark may delegate to a third party the responsibility to vote proxies on behalf of all or certain Funds, in accordance with the Guidelines.
Records Management
The Invesco Trimark Investment Operations department will endeavour to ensure that all proxies and notices are received from all issuers on a timely basis, and will maintain for all Funds:
•	A record of all proxies received;

•	a record of votes cast;

•	a copy of the reasons for voting against management; and for the US Funds

•	the documents mentioned above; and

•	a copy of any document created by Invesco Trimark that was material to making a decision how to vote proxies on behalf of a U.S. Fund and that memorializes the basis of that decision.
Invesco Trimark has a dedicated person ( “Administrator”) who manages all proxy voting materials. Proxy voting circulars for all companies are received electronically through an external service provider. Circulars for North American companies and ADRs are generally also received in paper format.
Once a circular is received, the Administrator verifies that all shares and Funds affected are correctly listed. The Administrator then gives a copy of the proxy ballot to each affected portfolio manager and maintains a tracking list to ensure that all proxies are voted within the prescribed deadlines.

Once voting information has been received from the portfolio managers, voting instructions are sent electronically to the service provider who then forwards the instructions to the appropriate proxy voting agent or transfer agent. The external service provider retains on behalf of Invesco Trimark a record of the votes cast and agrees to provide Invesco Trimark with a copy of proxy records promptly upon request.
The service provider must make all documents available to Invesco Trimark for a period of 7 years. In the event that Invesco Trimark ceases to use an external service provider, all documents would be maintained and preserved in an easily accessible place i) for a period of 2 years where Invesco Trimark carries on business in Canada and ii) for a period of 5 years thereafter at the same location or at any other location.
Reporting
The CIO will report on proxy voting to the Fund Boards on an annual basis with respect to all funds managed in Canada or distributed by Invesco Trimark and managed by a Sub-Advisor. The CIO will report on proxy voting to the Board of Directors of the US Funds as required from time to time.
In accordance with National Instrument 81-106 (NI 81-106), proxy voting records for all Canadian mutual funds for years ending June 30th are posted on Invesco Trimark’s website no later than August 31st of each year.
The Invesco Trimark Compliance department will review the proxy voting records held by Invesco Trimark on an annual basis to confirm that proxy voting records are posted by the August 31st deadline under NI 81-106. A summary of the review will be retained onsite for 2 years and thereafter offsite for 5 years with a designated records maintenance firm.

INVESCO TRIMARK
PROXY VOTING GUIDELINES
Purpose
The purpose of this document is to describe Invesco Trimark’s general guidelines for voting proxies received from companies held in Invesco Trimark’s Toronto-based funds. Proxy voting for the funds managed on behalf of Invesco Trimark on a sub-advised basis (i.e. by other Invesco business units or on a third party basis) are subject to the proxy voting policies & procedures of those other entities. As part of its regular due diligence, Invesco Trimark will review the proxy voting policies & procedures of any new sub-advisors to ensure that they are appropriate in the circumstances.
Introduction
Invesco Trimark has the fiduciary obligation to ensure that the long-term economic best interest of unitholders is the key consideration when voting proxies of portfolio companies.
The default is to vote with the recommendation of the publicly traded company’s Board.
As a general rule, Invesco Trimark shall vote against any actions that would:
•	reduce the rights or options of shareholders,

•	reduce shareholder influence over the board of directors and management,

•	reduce the alignment of interests between management and shareholders, or

•	reduce the value of shareholders’ investments.
At the same time, since Invesco Trimark’s Toronto-based portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the positions of a company’s board of directors. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of the company’s board of directors.
While Invesco Trimark’s proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.
These guidelines may be amended from time to time.
Conflicts of Interest
When voting proxies, Invesco Trimark’s portfolio managers assess whether there are material conflicts of interest between Invesco Trimark’s interests and those of unitholders. A potential conflict of interest situation may include where Invesco Trimark or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm Invesco Trimark’s relationship with the company. In all situations, the portfolio managers will not take Invesco Trimark’s relationship with the company into account, and will vote the proxies in the best interest of the unitholders. To the extent that a portfolio manager has any personal conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report to the CIO any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process. The CIO will report any conflicts of interest to the Trading Committee and the Independent Review Committee on an annual basis.

I BOARDS OF DIRECTORS
We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company’s home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.
Voting on Director Nominees in Uncontested Elections
Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:
•	Long-term company performance relative to a market index,

•	Composition of the board and key board committees,

•	Nominee’s attendance at board meetings,

•	Nominee’s time commitments as a result of serving on other company boards,

•	Nominee’s investments in the company,

•	Whether the chairman is also serving as CEO, and

•	Whether a retired CEO sits on the board.
Voting on Director Nominees in Contested Elections
Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:
•	Long-term financial performance of the target company relative to its industry,

•	Management’s track record,

•	Background to the proxy contest,

•	Qualifications of director nominees (both slates),

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

•	Stock ownership positions.
Majority Threshold Voting for Director Elections
We will generally vote for proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate and timely response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.
Reimbursement of Proxy Solicitation Expenses
Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.
Separating Chairman and CEO
Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.

While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:
•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;

•	Majority of independent directors;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of outside directors; and

•	Established governance guidelines.
Majority of Independent Directors
While we generally support shareholder proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.
We generally vote for shareholder proposals that request that the board’s audit, compensation, and/or nominating committees be composed exclusively of independent directors.
Stock Ownership Requirements
We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.
We generally vote for proposals that require a certain percentage of a director’s compensation to be in the form of common stock.
Size of Boards of Directors
We believe that the number of directors is important to ensuring the board’s effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.
While we will prefer a board of no fewer than 5 and no more than16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.
Classified or Staggered Boards
In a classified or staggered board, directors are typically elected in two or more “classes”, serving terms greater than one year.
We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.
Director Indemnification and Liability Protection
We recognize that many individuals may be reluctant to serve as corporate directors if they were to be personally liable for all lawsuits and legal costs. As a result, limitations on directors’ liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.

We generally vote for proposals that limit directors’ liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the corporation and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.
II AUDITORS
A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.
Ratification of Auditors
We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.
We generally vote for the reappointment of the company’s auditors unless:
•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises their independence.
Disclosure of Audit vs. Non-Audit Fees
Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.
There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally support proposals that call for this disclosure.
III COMPENSATION PROGRAMS
Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers and directors and is reasonable on the whole.
While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some of the more common features of these programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):
Cash Compensation and Severance Packages
We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.
Equity Based Plans — Dilution
We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive. The CIO will require a written explanation any time a portfolio manager votes against an equity-based plans.

Employee Stock Purchase Plans
We will generally vote for the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.
Loans to Employees
We will vote against the corporation making loans to employees to allow employees to pay for stock or stock options. It is recognized that country specific circumstances may exist that require proposals to be reviewed on a case-by-case basis.
Stock Option Plans – Board Discretion
We will vote against stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.
Stock Option Plans – Inappropriate Features
We will generally vote against plans that have any of the following structural features:
•	ability to re-price “underwater” options without shareholder approval,

•	ability to issue options with an exercise price below the stock’s current market price,

•	ability to issue “reload” options, or

•	automatic share replenishment (“evergreen”) features.
Stock Option Plans – Director Eligibility
While we prefer stock ownership by directors, we will support stock option plans for directors as long as the terms and conditions of director options are clearly defined
Stock Option Plans — Repricing
We will vote for proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.
Stock Option Plans — Vesting
We will vote against stock option plans that are 100% vested when granted.
Stock Option Plans – Authorized Allocations
We will generally vote against stock option plans that authorize allocation of 25% or more of the available options to any one individual.
Stock Option Plans – Change in Control Provisions
We will vote against stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.
IV CORPORATE MATTERS
We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers & acquisitions on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

Common Stock Authorization
We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.
Dual Class Share Structures
Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.
We will generally vote against proposals to create or extend dual class share structures where certain stockholders have superior or inferior voting rights to another class of stock.
Stock Splits
We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.
Reverse Stock Splits
We will vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.
Share Repurchase Programs
We will vote against proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.
Reincorporation
Reincorporation involves re-establishing the company in a different legal jurisdiction.
We will generally vote for proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will not be supported if solely as part of an anti-takeover defense or as a way to limit directors’ liability.
Mergers & Acquisitions
We will vote for merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:
•	will result in financial and operating benefits,

•	have a fair offer price,

•	have favourable prospects for the combined companies, and

•	will not have a negative impact on corporate governance or shareholder rights.
V SOCIAL RESPONSIBILITY
We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.
We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.

We support efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.
VI SHAREHOLDER PROPOSALS
Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence. As a result, shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:
•	the proposal’s impact on the company’s short-term and long-term share value,

•	its effect on the company’s reputation,

•	the economic effect of the proposal,

•	industry and regional norms applicable to the company,

•	the company’s overall corporate governance provisions, and

•	the reasonableness of the request.
We will generally support shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:
•	the company has failed to adequately address these issues with shareholders,

•	there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or

•	the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.
We will generally not support shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.
Ordinary Business Practices
We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.
Protection of Shareholder Rights
We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.
Barriers to Shareholder Action
We will generally vote for proposals to lower barriers to shareholder action.
Shareholder Rights Plans
We will generally vote for proposals to subject shareholder rights plans to a shareholder vote.
VII OTHER
We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.
We will vote against any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).

APPENDIX F
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. Prior to the date of this SAI, the Funds had not yet commenced operations and, therefore, the Funds did not have any shareholders
Management Ownership
     Because the Funds are new, as of December 31, 2009, the trustees and officers as a group owned less than 1% of the shares outstanding of each Fund.

APPENDIX G
MANAGEMENT FEES
Because the Funds are new, no management fees have been paid.

APPENDIX H
PORTFOLIO MANAGERS
Portfolio Manager Fund Holdings and Information on Other Accounts Managed
     Invesco’s portfolio managers develop investment models which are used in connection with the management of certain AIM Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.
The following information is as of the date indicated in parentheses adjacent to the Fund name:

		Other Registered		Other Pooled
	Dollar Range	Investment Companies		Investment Vehicles		Other Accounts
	of	Managed (assets in		Managed (assets in		Managed (assets in
	Investments	millions)		millions)		millions)
Portfolio	in Each	Number of		Number of		Number of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Balanced Fund (January 31, 2009)
[Thomas B. Bastian	None	13	$19,300	0	$0	11	$2,100
Mary Jayne Maly	None	13	$19,300	0	$0	11	$2,100
James O. Roeder	None	13	$19,300	0	$0	11	$2,100
Mark J. Laskin	None	13	$19,300	0	$0	11	$2,100
Sergio Marcheli	None	13	$19,300	0	$0	11	$2,100	]
Invesco California Tax-Free Income Fund (December 7, 2009)
[Thomas Byron	None	27	$11,000	0	$0	2	$29
Robert J. Stryker	None	32	$11,900	0	$0	2	$29
Robert W. Wimmel	None	28	$11,700	0	$0	2	$29	]
Invesco Dividend Growth Securities Fund (February 28, 2009)
[Gregory R. Lai	None	4	$1,400	1	$13.6	933	$410.6
Steven W. Pelensky	None	4	$1,400	1	$13.6	933	$410.6

[1]	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

		Other Registered		Other Pooled
	Dollar Range	Investment Companies		Investment Vehicles		Other Accounts
	of	Managed (assets in		Managed (assets in		Managed (assets in
	Investments	millions)		millions)		millions)
Portfolio	in Each	Number of		Number of		Number of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Michael A. Petrino	None	4	$1,400	1	$13.6	933	$410.6
Jordan Floriani	None	4	$1,400	1	$13.6	933	$410.6	]
Invesco Equally-Weighted S&P 500 Fund (June 30, 2009)
[Hooman Yaghoobi	None	11	$4,500	0	$0	1	$64
Teimur Abasov	None	7	$3,400	0	$0	0	$0	]
Invesco Fundamental Value Fund (September 30, 2009)
[Thomas B. Bastian	None	20	$22,100	0	$0	2	$13.8
Mary Jayne Maly	None	20	$22,100	0	$0	2	$13.8
James O. Roeder	None	20	$22,100	0	$0	2	$13.8
Mark J. Laskin	None	20	$22,100	0	$0	2	$13.8
Sergio Marcheli	None	20	$22,100	0	$0	2	$13.8	]
Invesco Large Cap Relative Value Fund (December 31, 2008)
[Thomas B. Bastian	None	13	$21,200	0	$0	11	$2,300
Mary Jayne Maly	None	13	$21,200	0	$0	11	$2,300
James O. Roeder	None	13	$21,200	0	$0	11	$2,300
Mark J. Laskin	None	13	$21,200	0	$0	11	$2,300
Sergio Marcheli	None	13	$21,200	0	$0	11	$2,300	]
Invesco New York Tax-Free Income Fund (December 7, 2009)
[Mark E. Paris	None	14	$7,700	0	$0	2	$29
Robert J. Stryker	None	32	$11,900	0	$0	2	$29
Julius Williams	None	9	$1,700	0	$0	0	$0	]
Invesco S&P 500 Index Fund (August 31, 2009)
[Hooman Yaghoobi	None	10	$58.1	0	$0	0	$0
Teimur Abasov	None	10	$58.1	0	$0	0	$0	]

		Other Registered		Other Pooled
	Dollar Range	Investment Companies		Investment Vehicles		Other Accounts
	of	Managed (assets in		Managed (assets in		Managed (assets in
	Investments	millions)		millions)		millions)
Portfolio	in Each	Number of		Number of		Number of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen American Franchise Fund (December 31, 2009)
Ryan Amerman	None	6	$5,838.9	None	None	None	None
Robert Lloyd	None	7	$6,091.1	2	$195.8	None	None
Invesco Van Kampen Core Equity Fund (March 31, 2009)
[Gregory R. Lai	None	4	$1,500	0	$0	869 [2]	$417.3
Stephen W. Pelensky	None	4	$1,500	0	$0	5	$1
Michael A. Petrino	None	4	$1,500	0	$0	5	$1
Jordan Floriani	None	4	$1,500	0	$0	5	$1	]
Invesco Van Kampen Equity and Income Fund (December 31, 2008)
[Thomas B. Bastian	None	13	$21,200	0	$0	11	$2,300
Mary Jayne Maly	None	13	$21,200	0	$0	11	$2,300
James O. Roeder	None	13	$21,200	0	$0	11	$2,300
Mark J. Laskin	None	13	$21,200	0	$0	11	$2,300
Sergio Marcheli	None	13	$21,200	0	$0	11	$2,300	]
Cynthia Brien	None	8	$1,629.4	2	$1,634.6	None	None
Chuck Burge	None	8	$1,629.4	7	$3,122.8	1	$6.4
Invesco Van Kampen Equity Premium Income Fund (August 31, 2009)
[Hooman Yaghoobi	None	10	$58.1	0	$0	0	$0
Teimur Abasov	None	10	$58.1	0	$0	0	$0	]
Invesco Van Kampen Growth and Income Fund (November 30, 2008)
[Thomas B. Bastian	None	13	$20,800	0	$0	11	$2,200
Mary Jayne Maly	None	13	$20,800	0	$0	11	$2,200
James O. Roeder	None	13	$20,800	0	$0	11	$2,200	]
[Mark J. Laskin	None	13	$20,800	0	$0	11	$2,200

[2]	Includes separate accounts managed under certain “wrap fee programs.”

		Other Registered		Other Pooled
	Dollar Range	Investment Companies		Investment Vehicles		Other Accounts
	of	Managed (assets in		Managed (assets in		Managed (assets in
	Investments	millions)		millions)		millions)
Portfolio	in Each	Number of		Number of		Number of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Sergio Marcheli	None	13	$20,800	0	$0	11	$2,200	]
Invesco Van Kampen Money Market Fund
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Van Kampen Pennsylvania Tax Free Income Fund (December 7, 2009)
[Mark E. Paris	None	14	$7,700	0	$0	2	$0
Julius Williams	None	9	$1,700	0	$0	2	$0
Robert W. Wimmel	None	28	$11,700	0	$0	2	$29	]
Invesco Van Kampen Small Cap Growth Fund (March 31, 2009)
[Matthew Hart	None	1	$554.6	1	$20.3	2	$73.2
Justin A. Speer	None	1	$554.6	1	$20.3	2	$73.2	]
Invesco Van Kampen Tax Free Money Fund
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Potential Conflicts of Interest
     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:
➢	The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

➢	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

➢	The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.
➢	Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.
     The Adviser, each Sub-Adviser and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Description of Compensation Structure
For the Adviser and each affiliated Sub-Adviser:
     The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:
     Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.
     Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for the Adviser and each of the Sub-Adviser’s investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e., investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).
     Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.
     Table 1

Sub-Adviser	Performance time period[3]
Invesco (except Invesco Real Estate U.S.)[4] Invesco Australia Invesco Deutschland	One-, Three- and Five-year performance against Fund peer group.

Invesco — Invesco Real Estate U.S.	N/A

Invesco Senior Secured	N/A

Invesco Trimark [4]	One-year performance against Fund peer group. Three- and Five-year performance against entire universe of Canadian funds.

Invesco Hong Kong [4] Invesco Asset Management	One- and Three-year performance against Fund peer group.

Invesco Japan	One-, Three- and Five-year performance against the appropriate Micropol benchmark.
     Invesco- Invesco Real Estate U.S.’s bonus is based on net operating profits of Invesco - Invesco Real Estate U.S.
     Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.
     High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
     Equity-Based Compensation. Portfolio managers may be granted an award that allows them to select receipt of shares of certain AIM Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.
     Portfolio managers also participate in benefit plans and programs available generally to all employees.

[3]	Rolling time periods based on calendar year-end.

[4]	Portfolio managers may be granted a short-term award that vests on a pro-rata basis over a four-year period and final payments are based on the performance of eligible funds selected by the portfolio manager at the time the award is granted.

APPENDIX I
ADMINISTRATIVE SERVICES FEES
     Because the Funds are new, no administrative services fees have been paid.

APPENDIX J
BROKERAGE COMMISSIONS
     Because the Funds are new, no brokerage commissions have been paid.

APPENDIX K
DIRECTED BROKERAGE (RESEARCH SERVICES)
Because the Funds are new, no research services have been purchased.
PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS
Because the Funds are new, no securities have been purchased.

K-1

APPENDIX L
PURCHASE, REDEMPTION AND PRICING OF SHARES
Transactions through Financial Intermediaries
     If you are investing indirectly in a Fund through a financial intermediary such as a broker-dealer, a bank (including a bank trust department), an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or a qualified tuition plan or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Fund for trading on behalf of its customers, different guidelines, conditions and restrictions may apply than if you held your shares of the Fund directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares, different eligibility standards to invest in funds with limited offering status and different eligibility standards to exchange shares by telephone; (ii) different minimum and maximum initial and subsequent purchase amounts; (iii) system inability to provide Letter of Intent privileges; and (iv) different annual amounts (less than 12%) subject to withdrawal under a Systematic Redemption Plan without being subject to a contingent deferred sales charge. The financial intermediary through whom you are investing may also choose to adopt different exchange and/or transfer limit guidelines and restrictions, including different trading restrictions designed to discourage excessive or short-term trading. The financial intermediary through whom you are investing may also choose to impose a redemption fee that has different characteristics, which may be more or less restrictive, than the redemption fee currently imposed on certain Funds.
     If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial intermediary, including service fees for handling redemption transactions. Consult with your financial intermediary (or, in the case of a retirement plan, your plan sponsor) to determine what fees, guidelines, conditions and restrictions, including any of the above, may be applicable to you.
Purchase and Redemption of Shares
Purchases of Class A Shares, Class A2 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund
     Initial Sales Charges. Each Fund is grouped into one of four categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate Invesco Aim Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds’ shares. You may also be charged a transaction or other fee by the financial intermediary managing your account.
     Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.
Category I Funds

AIM Asia Pacific Growth Fund	AIM Technology Fund
AIM Balanced-Risk Allocation Fund	AIM Trimark Endeavor Fund
AIM Basic Balanced Fund	AIM Trimark Fund
AIM Basic Value Fund	AIM Trimark Small Companies Fund
AIM Capital Development Fund	AIM Utilities Fund
AIM Charter Fund	Invesco Alternative Opportunities Fund
AIM China Fund	Invesco Balanced Fund
AIM Conservative Allocation Fund	Invesco Commodities Alpha Fund
AIM Constellation Fund	Invesco Convertible Securities Fund
AIM Developing Markets Fund	Invesco Dividend Growth Securities Fund
AIM Diversified Dividend Fund	Invesco Equally-Weighted S&P 500 Fund
AIM Dynamics Fund	Invesco Fundamental Value Fund

AIM Energy Fund	Invesco Global Advantage Fund
AIM European Growth Fund	Invesco Global Dividend Growth Securities Fund
AIM European Small Company Fund
AIM Financial Services Fund	Invesco Health Sciences Fund
AIM Global Core Equity Fund	Invesco International Growth Equity Fund
AIM Global Equity Fund	Invesco Large Cap Relative Value Fund
AIM Global Growth Fund	Invesco Mid-Cap Value Fund
AIM Global Health Care Fund	Invesco Pacific Growth Fund
AIM Global Real Estate Fund	Invesco S&P 500 Index Fund
AIM Global Small & Mid Cap Growth Fund	Invesco Small-Mid Special Value Fund
AIM Gold & Precious Metals Fund	Invesco Technology Sector Fund
AIM Growth Allocation Fund	Invesco U.S. Mid Cap Value Fund
AIM Income Allocation Fund	Invesco U.S. Small Cap Value Fund
AIM Balanced-Risk Retirement Now Fund	Invesco U.S. Small/Mid Cap Value Fund
AIM Balanced-Risk Retirement 2010 Fund	Invesco Special Value Fund
AIM Balanced-Risk Retirement 2020 Fund	Invesco Value Fund
AIM Balanced-Risk Retirement 2030 Fund	Invesco Value II Fund
AIM Balanced-Risk Retirement 2040 Fund	Invesco Van Kampen American Franchise Fund
AIM Balanced-Risk Retirement 2050 Fund	Invesco Van Kampen American Value Fund
AIM International Allocation Fund	Invesco Van Kampen Asset Allocation Conservative Fund
AIM International Core Equity Fund
AIM International Growth Fund	Invesco Van Kampen Asset Allocation Growth Fund
AIM International Small Company Fund
AIM Japan Fund	Invesco Van Kampen Asset Allocation Moderate Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund	Invesco Van Kampen Capital Growth Fund
AIM Leisure Fund	Invesco Van Kampen Comstock Fund
AIM Mid Cap Basic Value Fund	Invesco Van Kampen Core Equity Fund
AIM Mid Cap Core Equity Fund	Invesco Van Kampen Emerging Markets Fund
AIM Moderate Allocation Fund	Invesco Van Kampen Enterprise Fund
AIM Moderate Growth Allocation Fund	Invesco Van Kampen Equity and Income Fund
AIM Moderately Conservative Allocation Fund	Invesco Van Kampen Equity Premium Income Fund
AIM Multi-Sector Fund
AIM Real Estate Fund	Invesco Van Kampen Global Equity Allocation Fund
AIM Select Equity Fund
AIM Select Real Estate Income Fund	Invesco Van Kampen Global Franchise Fund
AIM Small Cap Equity Fund	Invesco Van Kampen Global Tactical Asset Allocation Fund
AIM Small Cap Growth Fund
AIM Structured Core Fund	Invesco Van Kampen Growth and Income Fund
AIM Structured Growth Fund	Van Harbor Fund
AIM Structured Value Fund	Invesco Van Kampen International Advantage Fund
AIM Summit Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Real Estate Securities Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Technology Fund
Invesco Van Kampen Utility Fund
Invesco Van Kampen Value Opportunities Fund

			Dealer
	Investor’s Sales Charge		Concession
	As a	As a	As a
	Percentage	Percentage	Percentage
	of the Public	of the Net	of the Public
Amount of Investment in	Offering	Amount	Offering
Single Transaction	Price	Invested	Price
Less than $50,000	5.50	5.82	5.00
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.75	2.83	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75
Category II Funds
AIM Core Bond Fund
AIM Core Plus Bond Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund
AIM International Total Return Fund
AIM Municipal Bond Fund
AIM U.S. Government Fund
Invesco California Tax-Free Income Fund
Invesco FX Alpha Plus Strategy Fund
Invesco High Yield Securities Fund
Invesco Municipal Fund
Invesco New York Tax-Free Income Fund
Invesco Tax-Exempt Securities Fund
Invesco Van Kampen California Insured Tax Free Fund
Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Global Bond Fund
Invesco Van Kampen Government Securities Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Insured Tax Free Income Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen U.S. Mortgage Fund

			Dealer
	Investor’s Sales Charge		Concession
	As a	As a	As a
	Percentage	Percentage	Percentage
	of the Public	of the Net	of the Public
Amount of Investment in	Offering	Amount	Offering
Single Transaction	Price	Invested	Price
Less than $50,000	4.75%	4.99%	4.25%
$50,000 but less than $100,000	4.25	4.44	4.00
$100,000 but less than $250,000	3.50	3.63	3.25
$250,000 but less than $500,000	2.50	2.56	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75
Category III Funds
AIM Limited Maturity Treasury Fund (Class A2 shares only)
AIM Tax-Free Intermediate Fund (Class A2 shares only)

			Dealer
	Investor’s Sales Charge		Concession
	As a	As a	As a
	Percentage	Percentage	Percentage
	of the Public	of the Net	of the Public
Amount of Investment in	Offering	Amount	Offering
Single Transaction	Price	Invested	Price
Less than $100,000	1.00%	1.01%	0.75%
$100,000 but less than $250,000	0.75	0.76	0.50
$250,000 but less than $1,000,000	0.50	0.50	0.40
     As of the close of business on October 30, 2002, Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.
Category IV Funds
AIM Floating Rate Fund
AIM LIBOR Alpha Fund
AIM Short Term Bond Fund
AIM Limited Maturity Treasury Fund (Class A shares only)
AIM Tax-Free Intermediate Fund (Class A shares only)
Invesco FX Alpha Strategy Fund
Invesco Van Kampen Limited Duration Fund

			Dealer
	Investor’s Sales Charge		Concession
	As a	As a	As a
	Percentage	Percentage	Percentage
	of the Public	of the Net	of the Public
Amount of Investment in	Offering	Amount	Offering
Single Transaction	Price	Invested	Price
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	1.75	%	%
$250,000 but less than $500,000	1.25	%	%
$500,000 but less than $1,000,000	1.00	%	%

     Large Purchases of Class A Shares. Investors who purchase $1,000,000 or more of Class A shares of Category I, II, III or IV Funds do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, III or IV Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I, II or IV Funds, each share will generally be subject to a 1.00% contingent deferred sales charge (“CDSC”) if the investor redeems those shares within 18 months after purchase.
     Invesco Aim Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the Funds may affect total compensation paid.
     Purchases of Class A Shares by Non-Retirement Plans. Invesco Aim Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I, II or IV Funds by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:
Percent of Purchases
1% of the first $2 million
plus 0.80% of the next $1 million
plus 0.50% of the next $17 million
plus 0.25% of amounts in excess of $20 million
     If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a “jumbo accumulation purchase.” With regard to any individual jumbo accumulation purchase, Invesco Aim Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).
     If an investor made a Large Purchase of Class A2 shares of a AIM Limted Maturity Treasury Fund or AIM Tax-Free Intermediate Fund on and after October 31, 2002, and prior to February 1, 2010, and exchanges those shares for Class A shares of a Category I, II or IV Fund, Invesco Aim Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I, II or IV Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.
     Purchases of Class A Shares by Certain Retirement Plans at NAV. For purchases of Class A shares of Category I, II and IV Funds, Invesco Aim Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value (“NAV”) to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan’s purchase of such Class A shares is a new investment (as defined below):
Percent of Purchases
0.50% of the first $20 million
plus 0.25% of amounts in excess of $20 million
     This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and

(ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.
     A “new investment” means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of Fund shares, (ii) an exchange of Fund shares, (iii) the repayment of one or more retirement plan loans that were funded through the redemption of Fund shares, or (iv) money returned from another fund family. If Invesco Aim Distributors pays a dealer concession in connection with a plan’s purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of a Fund. If the applicable dealer of record is unable to establish that a plan’s purchase of Class A shares at NAV is a new investment, Invesco Aim Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.
     With regard to any individual jumbo accumulation purchase, Invesco Aim Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan’s account(s).
     Purchasers Qualifying For Reductions in Initial Sales Charges. As shown in the tables above, purchases of certain amounts of Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as “Qualified Purchasers.”
Definitions
     As used herein, the terms below shall be defined as follows:
•	“Individual” refers to a person, as well as his or her Spouse or Domestic Partner and his or her Children;

•	“Spouse” is the person to whom one is legally married under state law;

•	“Domestic Partner” is an adult with whom one shares a primary residence for at least six-months, is in a relationship as a couple where one or each of them provides personal or financial welfare of the other without a fee, is not related by blood and is not married;

•	“Child” or “Children” include a biological, adopted or foster son or daughter, a Step-child, a legal ward or a Child of a person standing in loco parentis;

•	“Parent” is a person’s biological or adoptive mother or father;

•	“Step-child” is the child of one’s Spouse by a previous marriage or relationship;

•	“Step-parent” is the Spouse of a Child’s Parent; and

•	“Immediate Family” includes an Individual (including, as defined above, a person, his or her Spouse or Domestic Partner and his or her Children) as well as his or her Parents, Step-parents and the Parents of Spouse or Domestic Partner.
Individuals
•	an Individual (including his or her Spouse or Domestic Partner, and Children);

•	a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

•	a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Employer-Sponsored Retirement Plans
•	a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:
a.	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Funds will not accept separate contributions submitted with respect to individual participants);

b.	each transmittal is accompanied by checks or wire transfers; and

c.	if the Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Aim Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
     How to Qualify For Reductions in Initial Sales Charges. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the Funds.
Letters of Intent
     A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent (“LOI”); and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI.
     The LOI confirms the total investment in shares of the Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:
Calculating the Initial Sales Charge
•	Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on “Initial Sales Charges” above).

•	It is the purchaser’s responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described below under “Rights of Accumulation” if Invesco Aim Investment Services, Inc., the Funds’ transfer agent (“Transfer Agent”) is advised of all other accounts at the time of the investment.

•	Reinvestment of dividends and capital gains distributions acquired during the 13-month LOI period will not be applied to the LOI.
Calculating the Number of Shares to be Purchased
•	Purchases made and shares acquired through reinvestment of dividends and capital gains distributions prior to the LOI effective date will be applied toward the completion of the LOI based on the value of the shares calculated at the public offering price on the effective date of the LOI.

•	If a purchaser wishes to revise the LOI investment amount upward, he, she or it may submit a written and signed request at anytime prior to the completion of the original LOI. This revision will not change the original expiration date.

•	The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

Fulfilling the Intended Investment
•	By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.
•	To assure compliance with the provisions of the 1940 Act, the Transfer Agent will reserve, in escrow or similar arrangement, in the form of shares, an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those reserved, will be registered in the purchaser’s name. If the total investment specified under this LOI is completed within the 13-month period, the reserved shares will be promptly released.

•	If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, the Transfer Agent will surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.
Canceling the LOI
•	If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to Invesco Aim Distributors or its designee.

•	If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of reserved shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.
Other Persons Eligible for the LOI Privilege
•	The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

•	The LOI privilege is also available to certain grandfathered investors whose account was held in other funds that were merged or otherwise reorganized into the Funds at such dates that letters of intent with the other funds were in effect. The terms of such letters of intent will be fully honored by Invesco Aim Distributors.
LOIs and Contingent Deferred Sales Charges
     All LOIs to purchase $1,000,000 or more of Class A shares of Category I, II and IV Funds are subject to an 18-month, 1% CDSC.
Rights of Accumulation
     A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, Invesco Aim Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the Funds owned by such purchaser, calculated at their then current public offering price.
     If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any Fund with a value of $20,000 and wishes to invest an additional $20,000 in a Fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

     To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.
     Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.
     If an investor’s new purchase of Class A shares of a Category I, II or IV Fund is at net asset value, the newly purchased shares will be subject to a 1% CDSC if the investor redeems them prior to the end of the 18 month holding period.
     Other Requirements For Reductions in Initial Sales Charges. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. Invesco Aim Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the Funds without payment of the applicable sales charge other than to Qualified Purchasers.
     Purchases of Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.
     Purchases of Class A Shares at Net Asset Value. Invesco Aim Distributors permits certain categories of persons to purchase Class A shares of Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as persons who have a relationship with the Funds or with Invesco and certain programs for purchase. It is the purchaser’s responsibility to notify Invesco Aim Distributors or its designee of any qualifying relationship at the time of purchase.
     Invesco Aim Distributors believes that it is appropriate and in the Funds’ best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through Invesco Aim Distributors without payment of a sales charge.
     Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:
•	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. This includes any foundation, trust or employee benefit plan maintained by any of the persons listed above;

•	Any current or retired officer, director, or employee (and members of their Immediate Family) of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;
•	Any registered representative or employee of any intermediary who has an agreement with Invesco Aim Distributors to sell shares of the Funds (this includes any members of their Immediate Family);
•	Any investor who purchases shares through an approved fee-based program (this may include any type of account for which there is some alternative arrangement made between the investor and the intermediary to provide for compensation of the intermediary for services rendered in connection with the sale of the shares and maintenance of the customer relationship);

•	Any investor who purchases shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account;

•	Employer-sponsored retirement plans (the “Plan” or “Plans”) that are Qualified Purchasers, as defined above, provided that such Plans:

a.	have assets of at least $1 million; or

b.	have at least 100 employees eligible to participate in the Plan; or

c.	execute multiple plan transactions through a single omnibus account per Fund;
•	“Grandfathered” shareholders as follows:
a.	Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999, who have continuously owned shares of the Funds;

b.	Shareholders of record or discretionary advised clients of any investment adviser holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares and who purchase additional shares of AIM Constellation Fund or AIM Charter Fund, respectively;

c.	Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

d.	A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of a Fund;

e.	Shareholders of the former GT Global funds as of April 30, 1987, who since that date continually have owned shares of one or more of these funds;

f.	Certain former AMA Investment Advisers’ shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

g.	Shareholders of record of Advisor Class shares of a Fund on February 11, 2000, who have continuously owned shares of that Fund, and who purchase additional shares of that Fund; and

h.	Additional purchases of Class A shares by shareholders of record of Class K shares on October 21, 2005, whose Class K shares were converted to Class A shares.
•	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and members of their Immediate Family);

•	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

•	Insurance company separate accounts;

•	Retirement plan established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account) if:
a.	such plan is funded by a rollover of assets from an Employer-Sponsored Retirement Plan;

b.	the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof; and

c.	the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
•	Transfers to IRAs that are attributable to Fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

•	Rollovers from Invesco held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an Invesco IRA.

     In addition, an investor may acquire shares of any of the Funds at net asset value in connection with:
•	reinvesting dividends and distributions;

•	exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund; as more fully described in the Prospectus;

•	the purchase of shares in connection with the repayment of a retirement plan loan administered by Invesco Aim Investment Services;

•	as a result of a Fund’s merger, consolidation or acquisition of the assets of another Fund;

•	the purchase of Class A shares with proceeds from the redemption of Class B, Class C or Class Y shares where the redemption and purchase are effectuated on the same business day; or

•	when buying Class A shares of AIM Tax-Exempt Cash Fund.

•	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.

•	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.
     Payments to Dealers. Invesco Aim Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with Invesco Aim Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be “underwriters” as that term is defined under the 1933 Act.
     The financial adviser through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In this context, “financial advisers” include any broker, dealer, bank (including bank trust departments), insurance company separate account, transfer agent, registered investment adviser, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Invesco Aim Distributors or one or more of its corporate affiliates (collectively, the “Invesco Affiliates”). In addition to those payments, Invesco Affiliates may make additional cash payments to financial advisers in connection with the promotion and sale of shares of the Funds. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of underwriting concessions and from payments to Invesco Aim Distributors under Rule 12b-1 plans. In the case of sub-accounting payments, discussed below, Invesco Affiliates will be reimbursed directly by the Funds for such payments. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial adviser, or one or more of its affiliates, may receive payments under more than one or all categories. Most financial advisers that sell shares of the Funds receive one or more types of these cash payments. Financial advisers negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial adviser to another. Invesco Affiliates do not make an independent assessment of the cost of providing such services.
     Certain financial advisers listed below received one or more types of the following payments during the prior calendar year. This list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to financial advisers not listed. Accordingly, please contact your financial adviser to determine whether it currently may be receiving such payments and to obtain further information regarding any such payments.
     Financial Support Payments. Invesco Affiliates make financial support payments as incentives to certain financial advisers to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial adviser’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial adviser’s sales force or to the financial adviser’s management. Financial support payments are sometimes referred to as “shelf space” payments because the payments compensate the financial adviser for including the Funds in its fund sales system (on its “sales shelf”).

Invesco Affiliates compensate financial advisers differently depending typically on the level and/or type of considerations provided by the financial adviser. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based adviser programs – some of which may generate certain other payments described below).
     The financial support payments Invesco Affiliates make may be calculated on sales of shares of the Funds (“Sales-Based Payments”), in which case the total amount of such payments shall not exceed 0.25% (for non-Institutional Class shares) or 0.10% (for Institutional Class shares) of the public offering price of all such shares sold by the financial adviser during the particular period. Such payments also may be calculated on the average daily net assets of the applicable Funds attributable to that particular financial adviser (“Asset-Based Payments”), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial adviser either or both Sales-Based Payments and Asset-Based Payments.
     Sub-Accounting and Networking Support Payments. Invesco Aim Investment Services, an Invesco Affiliate, acts as the transfer agent for the Funds, registering the transfer, issuance and redemption of Fund shares, and disbursing dividends and other distributions to Funds shareholders. However, many Fund shares are owned or held by financial advisers, as that term is defined above, for the benefit of their customers. In those cases, the Funds often do not maintain an account for the shareholder. Thus, some or all of the transfer agency functions for these accounts are performed by the financial adviser. In these situations, Invesco Affiliates may make payments to financial advisers that sell Fund shares for certain transfer agency services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% (for non-Institutional Class shares) or 0.10% (for Institutional Class shares) of average annual assets of such share classes or $19 per annum per shareholder account (for non-Institutional Class shares only). Invesco Affiliates also may make payments to certain financial advisers that sell Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that Invesco Affiliates may make under this category include, among others, payment of networking fees of up to $12 per shareholder account maintained on certain mutual fund trading systems.
     All fees payable by Invesco Affiliates pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement are charged back to the Funds, subject to certain limitations approved by the Board of the Trust.
     Other Cash Payments. From time to time, Invesco Affiliates, at their expense and out of their own resources, may provide additional compensation to financial advisers which sell or arrange for the sale of shares of a Fund. Such compensation provided by Invesco Affiliates may include payment of ticket charges per purchase or exchange order placed by a financial adviser, one-time payments for ancillary services such as setting up funds on a financial adviser’s mutual fund trading systems, financial assistance to financial advisers that enable Invesco Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial adviser-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”). Invesco Affiliates make payments for entertainment events it deems appropriate, subject to Invesco Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
     Invesco Affiliates are motivated to make the payments described above because they promote the sale of Fund shares and the retention of those investments by clients of financial advisers. To the extent financial advisers sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

     In certain cases these payments could be significant to the financial adviser. Your financial adviser may charge you additional fees or commissions other than those disclosed in the SAI. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges. You should consult disclosures made by your financial adviser at the time of purchase.
CERTAIN FINANCIAL ADVISERS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS

1st Global Capital Corporation
1st Partners, Inc.
401k Exchange, Inc.
401k Producer Services
A G Edwards & Sons, Inc.
ADP Broker Dealer, Inc.
AIG Retirement
Advantage Capital Corporation
Advest Inc.
Allianz Life
Allstate
American Portfolios Financial Services Inc.
American Skandia Life Assurance Corporation
American United Life Insurance Company
Ameriprise Financial Services, Inc.
APS Financial Corporation
Ascensus
Associated Securities Corporation
AXA Advisors, LLC
The Bank of New York
Bank of America
Bank of Oklahoma
Bear Stearns Securities Corp.
BOSC, Inc.
Branch Banking & Trust Company
Brown Brothers Harriman & Co.
Buck Kwasha Securities LLC
Cadaret Grant & Company, Inc.
Cambridge Investment Research, Inc.
Cantella & Co., Inc.
Cantor Fitzgerald & Co.
Centennial Bank
Charles Schwab & Company, Inc.
Chase Citibank, N.A.
Citigroup
Citistreet
Comerica Bank
Commerce Bank
Commonwealth Financial Network LPL
Community National Bank
Compass Bank
Compass Brokerage, Inc.

Contemporary Financial Solutions, Inc.
CPI Qualified Plan Consultants, Inc.
Credit Suisse Securities
CUNA Brokerage Services, Inc.
CUSO Financial Services, Inc.
D.A. Davidson & Company
Daily Access Corporation
Deutsche Bank Securities, Inc.
Dorsey & Company Inc.
Edward Jones & Co.
Equity Services, Inc.
Expertplan
Fidelity
Fifth Third Bank
Fifth Third Securities, Inc.
Financial Data Services Inc.
Financial Network Investment Corporation
Financial Planning Association
Financial Services Corporation
First Clearing Corp.
First Command Financial Planning, Inc.
First Financial Equity Corp.
First Southwest Company
Frost Brokerage Services, Inc.
Frost National Bank
FSC Securities Corporation
Fund Services Advisors, Inc.
Gardner Michael Capital, Inc.
GE Capital Life Insurance Company of New York
GE Life & Annuity Company
Genworth
Genworth Financial Securities Corp.
Glenbrook Life and Annuity Company
Goldman, Sachs & Co.
Great West Life
Guaranty Bank & Trust
Guardian
GunnAllen Financial
GWFS Equities, Inc.
Hare and Company
Hartford
H.D. Vest
Hewitt Financial Services

Hightower Securities, LLC
Hornor, Townsend & Kent, Inc.
Huntington Capital
Huntington National Bank
The Huntington Investment Company
ICMA Retirement Corporation ING

Intersecurities, Inc.
INVEST Financial Corporation, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Jackson National Life
Jefferson National Life Insurance Company
Jefferson Pilot Securities Corporation
J.M. Lummis Securities
JP Morgan
Kanaly Trust Company
Kemper
LaSalle Bank, N.A.
Lincoln Financial
Loop Capital Markets, LLC
LPL Financial Corp.
M & T Securities, Inc.
M M L Investors Services, Inc.
Marshall & Ilsley Trust Co., N.A.
Mass Mutual
Matrix
Mellon Bank N.A.
Mellon Financial
Mellon Financial Markets
Mercer Trust Company
Merrill Lynch
Metlife
Metropolitan Life
Meyer Financial Group, Inc.
Money Concepts
Morgan Keegan & Company, Inc.
Morgan Stanley
.
MSCS Financial Services, LLC
Multi-Financial Securities Corporation
Municipal Capital Markets Group, Inc.
Mutual Service Corporation
Mutual Services, Inc.
N F P Securities, Inc.

NatCity Investments, Inc.
National Financial Services Corporation
National Planning Corporation
National Planning Holdings
National Retirement Partners Inc.
Nationwide
New York Life
Next Financial Group, Inc.
NFP Securities Inc.
Northeast Securities, Inc.
Northwestern Mutual Investment Services
OneAmerica Financial Partners Inc.
Oppenheimer & Company, Inc.
Oppenheimer Securities
Oppenheimer Trust Company
Pacific Life
Penn Mutual Life
Penson Financial Services
Pershing
PFS Investments, Inc.
Phoenix Life Insurance Company
Piper Jaffray
Plains Capital Bank
Planco
PNC Bank, N.A.
PNC Capital Markets LLC
Primevest Financial Services, Inc.
Princeton Retirement Group, Inc.
Principal Financial
Proequities, Inc.
Prudential

R B C Dain Rauscher, Inc.
RBC Wealth Management
Raymond James
Ridge Clearing
Robert W. Baird & Co.
Ross Sinclair & Associates LLC
Royal Alliance Associates
Riversource (Ameriprise)
RSBCO
S I I Investments, Inc.
Salomon Smith Barney
Sanders Morris Harris
SCF Securities, Inc.
Scott & Stringfellow, Inc.
Securities America, Inc.
Security Distributors, Inc.
Sentra Securities
Silverton Capital, Corp.
Simmons First Investment Group, Inc.
Smith Barney Inc.
Smith Hayes Financial Services
Southwest Securities
Sovereign Bank
Spelman & Company
State Farm
State Street Bank & Trust Company
Stifel Nicolaus & Company
SunAmerica Securities, Inc.
SunGard
Sun Life SunTrust
SunTrust Robinson Humphrey
SWS Financial Services, Inc.

Symetra Investment Services Inc.
TD Ameritrade
The (Wilson) William Financial Group
TFS Securities, Inc.
Transamerica Capital Inc.
Transamerica Treasury Curve, LLC
Treasury Strategies
T Rowe Price
Trust Management Network, LLC
U.S. Bancorp
UBS Financial Services Inc.
UMB Financial Services, Inc.
Union Bank
Union Bank of California, N.A.
Union Central
United Planners Financial
US Bank
U.S. Bank, N.A.
UVEST
Vanguard Marketing Corp.
V S R Financial Services, Inc.
VALIC Financial Advisors, Inc.
vFinance Investments, Inc.
Vining Sparks IBG, LP
Wachovia Capital Markets, LLC
Wachovia
Wadsworth Investment Co., Inc.
Waterstone Financial Group, Inc.
Wells Fargo
Woodbury Financial Services, Inc.
Zions Bank

Purchases of Class B Shares
     Class B shares shares are sold at net asset value, and are not subject to an initial sales charge; but investors may pay a CDSC if they redeem their shares within a specified number of years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. Invesco Aim Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments are equal to 4.00% of the purchase price, which consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.
Purchases of Class C Shares
     Class C shares are sold at net asset value, and are not subject to an initial sales charge. Investors in Class C shares may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you exchange shares of another Fund that are subject to a CDSC into AIM LIBOR Alpha Fund or AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. Invesco Aim Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Funds (except for Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund) at the time of such sales. Payments with respect to Funds other than AIM Floating Rate Fund will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. Payments with respect to AIM Floating Rate Fund will equal 0.75% of the purchase price and will consist of a sales commission of 0.50% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where Invesco Aim Distributors grants an exemption on particular transactions.
Payments with Regard to Converted Class K Shares
     For Class A shares acquired by a former Class K shareholder (i) as a result of a fund merger; or (ii) as a result of the conversion of Class K shares into Class A shares on October 21, 2005, Invesco Aim Distributors will pay financial intermediaries 0.45% on such Class A shares as follows: (i) 0.25% from the Class A shares’ Rule 12b-1 plan fees; and (ii) 0.20% from Invesco Aim Distributors’ own resources provided that, on an annualized basis for 2005 as of October 21, 2005, the 0.20% exceeds $2,000 per year.
Purchase and Redemption of Class P Shares
     Certain former investors in the AIM Summit Plans I and II may acquire Class P shares at net asset value. Class P shares are not subject to a CDSC. Please see AIM Summit Fund’s Prospectus for details.
Purchases of Class R Shares
     Class R shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. For purchases of Class R shares of Category I, II or IV Funds, Invesco Aim Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which a Fund was offered as an investment option:
Percent of Cumulative Purchases
0.75% of the first $5 million
plus 0.50% of amounts in excess of $5 million
     With regard to any individual purchase of Class R shares, Invesco Aim Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan’s account(s).
Purchases of Class S Shares
     Class S shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S Shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option. Class S shares have a 12b-1 fee of 0.15%
Purchases of Class Y Shares
     Class Y shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the Prospectus for more information.

Purchases of Institutional Class Shares
     Institutional Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the Institutional Class Prospectus for more information.
Exchanges
     Terms and Conditions of Exchanges. Normally, shares of a Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.
Redemptions
     General. Shares of the Funds may be redeemed directly through Invesco Aim Distributors or through any dealer who has entered into an agreement with Invesco Aim Distributors. In addition to the Funds’ obligation to redeem shares, Invesco Aim Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with Invesco Aim Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received in good order. Such an arrangement is subject to timely receipt by Invesco Aim Investment Services, the Funds’ transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by Invesco Aim Distributors (other than any applicable contingent deferred sales charge and any applicable redemption fee) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.
     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange (“NYSE”) is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.
     Systematic Redemption Plan. A Systematic Redemption Plan permits a shareholder of a Fund to withdraw on a regular basis at least $50 per withdrawal. At the time the withdrawal plan is established, the total account value must be $5,000 or more. Under a Systematic Redemption Plan, all shares are to be held by Invesco Aim Investment Services. To provide funds for payments made under the Systematic Redemption Plan, Invesco Aim Investment Services redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.
     Payments under a Systematic Redemption Plan constitute taxable events. Because such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Also because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.
     Each Fund bears its share of the cost of operating the Systematic Redemption Plan.
Contingent Deferred Sales Charges Imposed upon Redemption of Shares
     A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I, II and IV Funds, upon the redemption of Class B shares, and Class C shares (no CDSC applies to Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you exchange shares of another Fund that are subject to a CDSC into AIM LIBOR Alpha Fund or AIM Short Term Bond Fund). (In addition, no CDSC applies to Class A2 shares.) See the Prospectus for additional information regarding CDSCs.

     Contingent Deferred Sales Charge Exceptions for Large Purchases of Class A Shares. An investor who has made a Large Purchase of Class A shares of a Category I, II or IV Fund, will not be subject to a CDSC upon the redemption of those shares in the following situations:
•	Redemptions of shares of Category I, II or IV Funds held more than 18 months;

•	Redemptions of shares held by retirement plans, maintained pursuant to Sections 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 401 or 457 of the Code, in cases where (i) the plan has remained invested in Class A shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

•	Redemptions of shares by the investor where the investor’s dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

•	Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

•	Redemptions following the death or post-purchase disability of (i) any registered shareholders on an account or (ii) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability, provided that shares have not been commingled with shares that are subject to CDSC; and

•	Amounts from a monthly, quarterly or annual Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per Fund basis provided the investor reinvests his dividends. At the time the withdrawal plan is established, the total account value must be $5,000 or more.
     Contingent Deferred Sales Charge Exceptions for Class B and C Shares. CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:
•	Additional purchases of Class C shares of AIM International Core Equity Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of AIM International Value Fund, predecessor to AIM International Core Equity Fund, and AIM Real Estate Fund, except that shareholders whose broker-dealers maintain a single omnibus account with Invesco Aim Investment Services on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

•	Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability, provided that shares have not been commingled with shares that are subject to CDSC;

•	Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant’s or beneficiary’s account value in a particular Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

•	Amounts from a monthly or quarterly Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis provided the investor reinvests his dividends. At the time the withdrawal plan is established, the total account value must be $5,000 or more;

•	Liquidation initiated by the Fund when the account value falls below the minimum required account size of $500; and

•	Investment account(s) of Invesco and its affiliates.
     CDSCs will not apply to the following redemptions of Class C shares:
•	A total or partial redemption of shares where the investor’s dealer of record notifies the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

•	Redemption of shares held by retirement plans, maintained pursuant to Sections 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 401 or 457 of the Code, in cases where (i) the plan has remained invested in Class C shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class C shares held by the plan; and

•	Redemptions of Class C shares of a Fund other than AIM LIBOR Alpha Fund or AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund.
General Information Regarding Purchases, Exchanges and Redemptions
     Good Order. Purchase, exchange and redemption orders must be received in good order in accordance with Invesco Aim Investment Services policy and procedures and U.S. regulations. Invesco Aim Investment Services reserves the right to refuse transactions. Transactions not in good order will not be processed and once brought into good order, will receive the current price. To be in good order, an investor or financial intermediary must supply Invesco Aim Investment Services with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to Invesco Aim Investment Services in its sole discretion. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss.
     Authorized Agents. Invesco Aim Investment Services and Invesco Aim Distributors may authorize agents to accept purchase and redemption orders that are in good order on behalf of the Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund’s authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund’s authorized agent or its designee.
     Signature Guarantees. In addition to those circumstances listed in the “Shareholder Information” section of each Fund’s prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; (4) written redemptions or exchanges of shares held in certificate form previously reported to Invesco as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record; and (5) requests to redeem accounts where the proceeds are over $250,000 or the proceeds are to be sent to an address or a bank other than the address or bank of record. The Funds may waive or modify any signature guarantee requirements at any time.
     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an “eligible guarantor institution” as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in Invesco Aim Investment Services’ current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. Notary public signatures are not an acceptable replacement for a signature guarantee. Invesco Aim Investment Services will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the

STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the total transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an “eligible guarantor institution” and to determine how to fulfill a signature guarantee requirement, an investor should contact the Client Services Department of Invesco Aim Investment Services.
     Transactions by Telephone. By signing an account application form, an investor agrees that Invesco Aim Investment Services may surrender for redemption any and all shares held by Invesco Aim Investment Services in the designated account(s), or in any other account with any of the Funds, present or future, which has the identical registration as the designated account(s). Invesco Aim Investment Services and Invesco Aim Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that Invesco Aim Investment Services and Invesco Aim Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder’s Social Security Number and current address, and mailings of confirmations promptly after the transactions. Invesco Aim Investment Services reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.
     Internet Transactions. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number (“PIN”). By establishing a PIN the investor acknowledges and agrees that neither Invesco Aim Investment Services nor Invesco Aim Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder’s personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the Funds. Policies for processing transactions via the Internet may differ from policies for transactions via telephone due to system settings.
     Abandoned Property. It is the responsibility of the investor to ensure that Invesco Aim Investment Services maintains a correct address for his account(s). An incorrect address may cause an investor’s account statements and other mailings to be returned to Invesco Aim Investment Services. Upon receiving returned mail, Invesco Aim Investment Services will attempt to locate the investor or rightful owner of the account. If Invesco Aim Investment Services is unable to locate the investor, then it will determine whether the investor’s account has legally been abandoned. Invesco Aim Investment Services is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.
     Retirement Plans Sponsored by Invesco Aim Distributors. Invesco Aim Distributors acts as the prototype sponsor for certain types of retirement plan documents. These plan documents are generally available to anyone wishing to invest plan assets in the Funds. These documents are provided subject to terms, conditions and fees that vary by plan type. Contact your financial adviser or other intermediary for details.
     Miscellaneous Fees. In certain circumstances, the intermediary maintaining the shareholder account through which your Fund shares are held may assess various fees related to the maintenance of that account, such as:

•	an annual custodial fee on accounts where Invesco Aim Distributors acts as the prototype sponsor;

•	expedited mailing fees in response to overnight redemption requests; and

•	copying and mailing charges in response to requests for duplicate statements.
Please consult with your intermediary for further details concerning any applicable fees.
Institutional Class Shares
     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to Invesco Aim Investment Services, Inc. at P.O. Box 4739, Houston, Texas 77210-4739. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to Invesco Aim Investment Services.
     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give Invesco Aim Investment Services all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor’s payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.
     A financial intermediary may submit a written request to Invesco Aim Investment Services for correction of transactions involving Fund shares. If Invesco Aim Investment Services agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.
     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.
     Generally payment for redeemed shares is made by Federal Reserve wire to the account designated in the investor’s account application. By providing written notice to his financial intermediary or to Invesco Aim Investments Services, an investor may change the account designated to receive redemption proceeds. Invesco Aim Investment Services may request additional documentation.
     Invesco Aim Investment Services may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity.
Offering Price
     The following formula may be used to determine the public offering price per Class A share of an investor’s investment:
     Net Asset Value / (1 – Sales Charge as % of Offering Price) = Offering Price.
     For example, at the close of business on a given day, Invesco Mid-Cap Value Fund – Class A shares may have a net asset value per share of $13.20. The offering price, assuming an initial sales charge of 5.50%, therefore would be $13.97.
     Institutional Class shares of the Funds are offered at net asset value.
Calculation of Net Asset Value
     Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE on each business day of the Fund. In the event the NYSE closes early on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. Futures contracts may be valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund’s securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund’s net asset value per share is made in accordance with generally accepted accounting principles. Generally, the portfolio securities for non-money market funds are recorded in the NAV no later than trade date plus one, except on fiscal quarter ends, such securities are recorded on trade date. For money market funds, portfolio securities are recorded in the NAV on trade date. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund’s financial statement due to adjustments required by generally accepted accounting principles made to the net asset value of the Fund at period end.
     A security listed or traded on an exchange (excluding convertible bonds) held by a Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the over-the-counter market is valued on the basis of prices furnished by independent pricing services vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and ask prices. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.
     Short-term investments (including commercial paper) are valued at amortized cost when the security has 60 days or less to maturity.
     Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If Invesco believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value in good faith using procedures approved by the Board. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.
     Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Fund.
     Securities for which market quotations are not available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in accordance with procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Redemptions in Kind
     Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a “Rule 18f-1 Election”) and therefore, the Trust, on behalf of a Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund’s net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.
Backup Withholding
     Accounts submitted without a correct, certified taxpayer identification number (“TIN”) or, alternatively, a correctly completed and currently effective Internal Revenue Service (“IRS”) Form W-8 (for non-resident aliens) or Form W-9 (for U.S. persons including resident aliens) accompanying the registration information will generally be subject to backup withholding.
     Each Fund, and other payers, generally must withhold, 28% of reportable dividends (whether paid in cash or reinvested in additional Fund shares), including exempt-interest dividends, in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.
     An investor is subject to backup withholding if:
1.	the investor fails to furnish a correct TIN to the Fund;

2.	the IRS notifies the Fund that the investor furnished an incorrect TIN;

3.	the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor’s tax return (for reportable interest and dividends only);

4.	the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

5.	the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.
     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. Invesco or Invesco Aim Investment Services will not provide Form 1099 to those payees.
     Investors should contact the IRS if they have any questions concerning withholding.
     IRS Penalties – Investors who do not supply the Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.
     Nonresident Aliens – Nonresident alien individuals and foreign entities with a valid Form W-8 are not subject to the backup withholding previously discussed. The Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption. Nonresident alien individuals and some foreign entities failing to provide a valid Form W-8 may be subject to backup withholding and Form 1099 reporting.

APPENDIX M
AMOUNTS PAID TO INVESCO AIM DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS
Because the Funds are new, no payments have been made to Invesco Aim Distributors, Inc.

APPENDIX N
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS
Because the Funds are new, no fees have been paid pursuant to Distribution Plans.

APPENDIX O
TOTAL SALES CHARGES
Because the Funds are new, no sales charges have been paid.

APPENDIX P
PENDING LITIGATION ALLEGING MARKET TIMING
     Pursuant to an Order of the MDL Court, plaintiffs in related lawsuits, including purported class action and shareholder derivative suits, consolidated their claims for pre-trial purposes into three amended complaints against, [depending on the lawsuit,] various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations ERISA purportedly brought on behalf of participants in Invesco’s 401(k) plan (the Calderon lawsuit discussed below).
RICHARD LEPERA, Individually and On Behalf of All Others Similarly Situated (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), v. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER’S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act of 1933 (the “Securities Act”); Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act of 1940 (the “Investment Company Act”); breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.
CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, Derivatively on Behalf of the Mutual Funds, Trusts and Corporations Comprising the Invesco and AIM Family of Mutual Funds v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISORS, INC., AIM INVESTMENT SERVICES, INC., AIM

P-1

DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., Defendants, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, Nominal Defendants, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended (the “Advisers Act”); Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.
MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys’ fees; and equitable restitution.
     On January 5, 2008, the parties reached an agreement in principle to settle both the class action (Lepera) and the derivative (Essenmacher) lawsuits, subject to the MDL Court approval. Individual class members have the right to object.
     On December 15, 2008, the parties reached an agreement in principle to settle the ERISA (Calderon) lawsuit, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants’ accounts would be made.

P-2

PART C
OTHER INFORMATION

Item 28.		Exhibits

a (1)	—	(a) Second Amended and Restated Agreement and Declaration of Trust of Registrant dated December 6, 2005.(9)

	—	(b) Amendment No. 1, dated January 9, 2006, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant.(11)

	—	(c) Amendment No. 2, dated May 24, 2006, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant.(15)

	—	(d) Amendment No. 3, dated July 5, 2006, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant.(15)

	—	(e) Amendment No. 4, dated September 19, 2006, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant.(15)

	—	(f) Amendment No. 5, dated April 23, 2007, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant.(19)

	—	(g) Amendment No. 6, dated October 16, 2007, to the Second Amended and Restated Agreement and Declaration of Trust of Registrant.(19)

	—	(h) Amendment No. 7, dated May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005.(22)

	—	(i) Amendment No. 8, dated June 19, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005.(22)

	—	(j) Amendment No. 9, dated March 3, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005.(25)

	—	(k) Amendment No. 10, dated April 14, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005.(25)

	—	(l) Amendment No. 11, dated November 12, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005.(26)

	—	(m) Form of Amendment No. 12, dated [February , 2010] to Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005.(28)

b (1)	—	(a) Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(8)

	—	(b) Amendment, dated August 1, 2006, to Amended and Restated Bylaws of Registrant.(15)

	—	(c) Amendment No. 2, dated March 23, 2007, to Amended and Restated Bylaws of Registrant.(19)

	—	(d) Amendment No. 3, dated January 1, 2008, to Amended and Restated Bylaws of Registrant.(21)

c	—	Articles II, VI, VII, VIII and IX of the Second Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, of the define rights of holders of shares.

d (1)	—	(a) Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc.(6)

	—	(b) Amendment No. 1, dated October 15, 2004, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(7)

	—	(c) Amendment No. 2, dated March 31, 2006, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(14)

	—	(d) Amendment No. 3, dated April 14, 2006, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(15)

	—	(e) Amendment No. 4, dated March 9, 2007, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(19)

(f) Amendment No. 5, dated April 23, 2007, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(19)

	—	(g) Amendment No. 6, dated July 1, 2007, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc.(19)

	—	(h) Amendment No. 7, dated June 2, 2009, to the Master Investment Advisory Agreement between the Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc.(26)

	—	(i) Amendment No. 8, dated January 1, 2010, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(28)

	—	(j) Form of Amendment No. 9, dated [February , 2010], to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(28)

(2)	—	(a) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark Ltd.)(22)

(b) Amendment No. 1 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated June 2, 2009, between Invesco Aim Advisors, Inc., on behalf of Registrant, and Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia

Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (28)

	—	(c) Amendment No. 2 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated January 1, 2010 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(28)

(d) Form Amendment No. 3 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated [February , 2010] between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (28)

(3)	—	Form of Temporary Sub-Advisory Agreement between Invesco Advisers, Inc. and Morgan Stanley Investment Management and affiliates.(28)

e (1)	—	(a) First Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, as subsequently amended and as restated September 20, 2006, between Registrant and A I M Distributors, Inc.(16)

	—	(b) Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(18)

	—	(c) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(18)

	—	(d) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(18)

	—	(e) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(19)

	—	(f) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(19)

	—	(g) Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(19)

	—	(h) Amendment No. 7 dated December 20, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) between Registrant and A I M Distributors, Inc.(21)

	—	(i) Amendment No. 8, dated April 28, 2008, to the First Restated Master

Distribution Agreement (all classes of shares except Class B shares).(22)

	—	(j) Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(22)

	—	(k) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(22)

	—	(l) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(22)

	—	(m) Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(23)

	—	(n) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.(25)

	—	(o) Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.(26)

	—	(p) Amendment No. 15, dated July 14 2009, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.(26)

	—	(q) Amendment No. 16, dated September 25, 2009, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.(26)

	—	(r) Amendment No. 17, dated October 5, 2009, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.(26)

	—	(s) Amendment No. 18, dated February 1, 2010, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.(28)

	—	(t) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc.(28)

(2)	—	(a) First Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, as subsequently amended and restated September 20, 2006, between Registrant and A I M Distributors, Inc.(16)

	—	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and A I M Distributors, Inc.(18)

	—	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and A I M Distributors, Inc.(18)

	—	(d) Amendment No. 3, dated March 9, 2007, to the First Restated Master

Distribution Agreement (Class B shares) between Registrant and A I M Distributors, Inc.(19)

	—	(e) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Agreement (Class B shares)between Registrant and A I M Distributors, Inc.(19)

	—	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Agreement (Class B shares).(22)

	—	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Agreement (Class B shares).(22)

	—	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Agreement (Class B shares).(22)

	—	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Agreement (Class B shares).(25)

	—	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Agreement (Class B shares).(26)

	—	(k) Amendment No. 10, dated October 5, 2009, to the First Restated Master Distribution Agreement (Class B shares).(26)

	—	(l) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Agreement (Class B and B5 shares).(28)

(3)	—	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers.(24)

(4)	—	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(24)

f (1)	—	Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as amended and restated January 1, 2008.(24)

(2)	—	Form of AIM Funds Trustee Deferred Compensation Agreement, as amended January 1, 2008.(24)

g (1)	—	(a) Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001.(2)

	—	(b) Amendment No. 1, dated May 10, 2002, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company.(2)

	—	(c) Amendment No. 2, dated December 8, 2003, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company.(7)

	—	(d) Amendment No. 3, dated April 30, 2004, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company.(7)

	—	(e) Amendment No. 4, dated September 8, 2004, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company.(7)

	—	(f) Amendment No. 5, dated February 8, 2006, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company.(12)

	—	(g) Amendment, dated January 31, 2007, to Master Custodian Agreement between Registrant and State Street Bank and Trust Company.(18)

h (1)	—	(a) Third Amended and Restated Transfer Agency and Service Agreement, dated November 30, 2006, between Registrant and AIM Investment Services, Inc.(15)

	—	(b) Amendment No. 1, dated July 1, 2007, to Third Amended and Restated Transfer Agency and Service Agreement between Registrant and AIM Investment Services, Inc.(19)

	—	(c) Amendment No. 2, dated October 3, 2008, to Third Amended and Restated Transfer Agency and Service Agreement between Registrant and Invesco Aim Investment Services, Inc., formerly AIM Investment Services, Inc.(23)

	—	(d) Amendment No. 3, dated June 2, 2009, to Third Amended and Restated Transfer Agency and Service Agreement between Registrant and Invesco Aim Investment Services, Inc.(26)

(2)	—	(a) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(15)

	—	(b) Amendment No. 1, dated March 9, 2007, to the Second Amended and Restated Master Administrative Services Agreement.(19)

	—	(c) Amendment No. 2, dated April 23, 2007, to the Second Amended and Restated Master Administrative Services Agreement.(19)

	—	(d) Amendment No. 3, June 2, 2009, to the Second Amended and Restated Master Administrative Services Agreement.(26)

(e) Amendment No. 4, January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement.(28)

	—	(f) Form of Amendment No. [ ], dated [ ], to the Second Amended and Restated Master Administrative Services Agreement.(28)

(3)	—	Fourth Amended and Restated Memorandum of Agreement, regarding securities lending administrative fee waivers, dated May 29, 2009, between Registrant and Invesco Aim Advisors, Inc.(26)

(4)	—	Memorandum of Agreement, regarding expense limits, dated November 4, 2009, between Registrant and Invesco Aim Advisors, Inc.(26)

(5)	—	Memorandum of Agreement, regarding advisory fee waivers and affiliated money market fee waivers, dated July 1, 2009, between Registrant and Invesco Aim Advisors, Inc.(26)

(6)	—	Third Amended and Restated Interfund Loan Agreement, dated December 30, 2005, between Registrant and A I M Advisors, Inc.(17)

(7)	—	Agreement and Plan of Reorganization, dated September 19, 2006 for AIM Select Real Estate Income Fund.(19)

(8)	—	Agreement and Plan of Reorganization, dated November 8, 2006 for AIM Advantage Health Sciences Fund.(19)

(9)	—	Agreement and Plan of Reorganization, dated December 6, 2005, for AIM Floating Rate Fund.(19)

i	—	Legal Opinion and Consent of Stradley Ronon Stevens & Young, LLP.(28)

j	—	Other Opinions — None

k	—	Financial Statements — None

l (1)	—	(a) Initial Capitalization Agreement of Registrant’s AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund, dated March 29, 2006.(14)

	—	(b) Initial Capitalization Agreement of Registrant’s AIM Select Real Estate Income Fund, dated March 8, 2007.(19)

	—	(c) Initial Capitalization Agreement of Investor Class shares of Registrant’s AIM Structured Core Fund, dated December 20, 2007.(19)

	—	(d) Initial Capitalization Agreement of AIM Core Plus Bond Fund, dated June 1, 2009.(26)

	—	(e) Initial Capitalization Agreement of Class Y shares of Registrant’s AIM Core Plus Bond Fund, AIM Floating Rate Fund, AIM Multi-Sector Fund, AIM Select Real Estate Income Fund, AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund, dated October 2, 2008.(26)

m (1)	—	(a) First Restated Master Distribution Plan (Class A shares) effective as of August 18, 2003, as subsequently amended.(15)

	—	(b) Amendment No. 1, dated January 31, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(18)

	—	(c) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(18)

	—	(d) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(19)

	—	(e) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(19)

	—	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class A shares).(22)

	—	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class A shares).(22)

	—	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class A shares).(22)

	—	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class A shares).(25)

	—	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class A shares).(26)

	—	(k) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class A shares).(26)

	—	(l) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class A shares).(26)

	—	(m) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Plan (Class A shares).(28)

(2)	—	(a) First Restated Master Distribution Plan (Class B shares) effective August 18, 2003.(15)

	—	(b) Amendment No. 1, dated January 31, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares).(18)

	—	(c) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares).(18)

	—	(d) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares).(19)

	—	(e) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares).(19)

	—	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class B shares).(22)

	—	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class B shares).(22)

	—	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class B shares).(22)

	—	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class B shares).(25)

	—	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class B shares).(26)

	—	(k) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class B shares).(26)

	—	(l) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class B shares).(26)

	—	(m) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Plan (Class B shares).(28)

(3)	—	(a) First Restated Master Distribution Plan (Class C shares) effective as of August 18, 2003 and as subsequently amended.(15)

	—	(b) Amendment No. 1, dated January 31, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares).(18)

	—	(c) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares).(18)

	—	(d) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares).(19)

	—	(e) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares).(19)

	—	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class C shares).(22)

	—	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class C shares).(22)

	—	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class C shares).(22)

	—	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class C shares).(25)

	—	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class C shares).(26)

	—	(k) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class C shares).(26)

	—	(l) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class C shares).(26)

	—	(m) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Plan (Class C shares).(28)

(4)	—	(a) First Restated Master Distribution Plan (Class R shares) effective as of August 18, 2003 and as subsequently amended.(15)

	—	(b) Amendment No. 1, dated January 31, 2007, to the Registrant’s First Restated Master Distribution Plan (Class R shares).(18)

	—	(c) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class R shares).(18)

	—	(d) Amendment No. 3, dated April 30, 2008, to the First Restated Master Distribution Plan (Class R shares).(22)

	—	(e) Amendment No. 4, dated May 29, 2009, to the First Restated Master Distribution Plan (Class R shares).(25)

	—	(f) Amendment No. 5, dated June 2, 2009, to the First Restated Master Distribution Plan (Class R shares).(26)

	—	(g) Amendment No. 6, dated July 1, 2009, to the First Restated Master Distribution Plan (Class R shares).(26)

	—	(h) Amendment No. 7, dated November 4, 2009, to the First Restated Master Distribution Plan (Class R shares).(26)

(5)	—	(a) First Restated Master Distribution Plan (Compensation), effective July 1, 2004 as subsequently amended (Investor Class Shares).(19)

	—	(b) Amendment No. 1 dated December 20, 2007, to the Registrant’s First Restated Master Distribution Plan (Compensation) effective July 1, 2004 as subsequently amended (Investor Class Shares).(21)

	—	(c) Amendment No. 2, dated April 28, 2008, to the First Restated Master Distribution Plan (Compensation) effective July 1, 2004 as subsequently amended (Investor Class Shares).(22)

(6)	—	Form of Master Distribution Plan (Class A, Class B, Class C Shares)(Reimbursement).(28)

(7)	—	Form of Master Distribution Plan (Class R Shares) (Reimbursement).(28)

(8)	—	Form of Master Distribution Plan (Class A, A5, B, B5, C, C5, R and R5 Shares)(Reimbursement).(28)

(9)	—	Master Related Agreement to First Restated Master Distribution Plan (Class A shares).(22)

(10)	—	Master Related Agreement to First Restated Master Distribution Plan (Class C shares).(22)

(11)	—	Master Related Agreement to First Restated Master Distribution Plan (Class R shares).(22)

(12)	—	Master Related Agreement to First Restated Master Distribution Plan (Compensation) (Investor Class Shares).(22)

(13)	—	Form of Shareholder Services Plan (Class R Shares)(Reimbursement).(28)

(14)	—	Form of Service Plan (Class A, A5, B, B5, C, C5, R and R5 Shares)(Reimbursement).(28)

n (1)	—	(a) Sixteenth Amended and Restated Multiple Class Plan of The AIM

Family of Funds® effective December 12, 2001, as amended and restated effective February 1, 2010.(28)

	—	(b) Form of [ ] Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective [ ].(28)

o	—	Reserved.

p (1)	—	Invesco Aim Management Group, Inc. and AIM Funds Code of Ethics, adopted May 1, 1981, as last amended effective January 1, 2009, relating to Invesco Aim Management Group, Inc., and any of its subsidiaries.(24)

(2)	—	Code of Ethics relating to INVESCO Asset Management (Japan) Limited.(21)

(3)	—	Invesco Code of Ethics, adopted February 29, 2008, as last amended January 1, 2009, relating to Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc.(24)

(4)	—	Invesco Staff Ethics and Personal Share Dealing, dated September 2008, relating to Invesco Hong Kong Limited.(24)

(5)	—	Invesco Ltd. Code of Conduct, revised November 2008, Invesco Trimark Ltd. Addendum to the Invesco Code of Conduct, revised July 2008, Policy No. D-6 Gifts and Entertainment, revised March 2008, and Policy No. D-7 AIM Trimark Personal Trading Policy, revised March 2007, together the Code of Ethics relating to Invesco Trimark Ltd.(24)

(6)	—	Code of Ethics dated March 1, 2008, relating to Invesco Continental Europe (Invesco Asset Management Deutschland GmbH).(24)

(7)	—	Code of Ethics, revised 2008, relating to Invesco Asset Management Limited.(24)

(8)	—	Invesco Ltd. Code of Conduct, revised November 2008, relating to Invesco Australia Limited.(24)

q (1)	—	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel and Taylor.(27)

(2)	—	Power of Attorney for Mr. Frischling.(27)

(1)	Previously filed with PEA No. 13 to the Registration Statement on August 28, 2003 and incorporated by reference herein.

(2)	Previously filed with PEA No. 38 to the Registration Statement of INVESCO Sector Funds, Inc. on July 15, 2003 and incorporated herein by reference (Identical except for the name of the Registrant (AIM Counselor Series Trust) and the date).

(3)	Previously filed with the Registration Statement on Form N-14 of AIM Special Opportunities Funds on August 13, 2003 and incorporated herein by reference.

(4)	Previously filed with PEA No. 77 to the Registration Statement of AIM Equity Funds filed on July 7, 2003 and incorporated by reference herein.

(5)	Previously filed with PEA No. 15 to the Registration Statement of Registrant filed on November 25, 2003 and incorporated by reference herein.

(6)	Previously filed with PEA No. 16 to the Registration Statement of Registrant filed on March 1, 2004 and incorporated by reference herein.

(7)	Previously filed with PEA No. 17 to the Registration Statement of Registrant filed on November 30, 2004 and incorporated by reference herein.

(8)	Previously filed with PEA No. 18 to the Registration Statement of Registrant filed on October 19, 2005 and incorporated by reference herein.

(9)	Previously filed with PEA No. 19 to the Registration Statement of Registrant filed on December 7, 2005 and incorporated by reference herein.

(10)	Previously filed with PEA No. 20 to the Registration Statement of Registrant filed on December 20, 2005 and incorporated by reference herein.

(11)	Previously filed with PEA No. 21 to the Registration Statement of Registrant filed on January 13, 2006 and incorporated by reference herein.

(12)	Previously filed with PEA No. 22 to the Registration Statement of Registrant filed on February 17, 2006 and incorporated by reference herein.

(13)	Previously filed with PEA No. 23 to the Registration Statement of Registrant filed on March 24, 2006 and incorporated by reference herein.

(14)	Previously filed with PEA No. 24 to the Registration Statement of Registrant filed on April 13, 2006 and incorporated by reference herein.

(15)	Previously filed with PEA No. 25 to the Registration Statement of Registrant filed on September 22, 2006 and incorporated by reference herein.

(16)	Previously filed with PEA No. 26 to the Registration Statement of Registrant filed on October 13, 2006 and incorporated by reference herein.

(17)	Previously filed with PEA No. 28 to the Registration Statement of Registrant filed on December 28, 2006 and incorporated by reference herein.

(18)	Previously filed with PEA No. 29 to the Registration Statement of Registrant filed on March 12, 2007 and incorporated by reference herein.

(19)	Previously filed with PEA No. 30 to the Registration Statement of Registrant filed on October 18, 2007 and incorporated by reference herein.

(20)	Previously filed with PEA No. 31 to the Registration Statement of Registrant filed on December 20, 2007 and incorporated by reference herein.

(21)	Previously filed with PEA No. 32 to the Registration Statement of Registrant filed on February 15, 2008 and incorporated by reference herein.

(22)	Previously filed with PEA No. 33 to the Registration Statement of Registrant filed on September 23, 2008 and incorporated by reference herein.

(23)	Previously filed with PEA No. 34 to the Registration Statement of Registrant filed on December 17, 2008 and incorporated by reference herein.

(24)	Previously filed with PEA No. 35 to the Registration Statement of Registrant filed on March 11, 2009 and incorporated by reference herein

(25)	Previously filed with PEA No. 36 to the Registration Statement of Registrant filed on May 28, 2009 and incorporated by reference herein

(26)	Previously filed with PEA No. 38 to the Registration Statement of Registrant filed on December 3, 2009 and incorporated by reference herein

(27)	Previously filed with PEA No. 39 to the Registration Statement of Registrant filed on February 5, 2010 and incorporated by reference herein

(28)	Filed herewith electronically

Item 29.	Persons Controlled by or Under Common Control With the Fund

None

Item 30.	Indemnification

Indemnification provisions for officers, trustees and employees of the Registrant are set forth in Article VIII of the Registrant’s Second Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 28(a) and (b) above. Under the Second Amended and Restated Agreement and Declaration of Trust dated December 6, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco Advisers) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Sub-Advisory Contract between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss, suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Advisor

The only employment of a substantial nature of Invesco Adviser’s directors and officers is with Invesco Advisers and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference. Reference is also made to the caption “Fund Management — The Advisers” in the Prospectuses which comprises Part A of this Registration Statement, and to the caption “Investment Advisory and Other Services” of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 32(b) of this Part C.

Item 32.	Principal Underwriters

(a)	Invesco Aim Distributors, Inc., the Registrant’s principal underwriter, also acts as principal underwriter to the following investment companies:

AIM Equity Funds
AIM Funds Group
AIM Growth Series
AIM International Mutual Funds
AIM Investment Funds
AIM Investment Securities Funds
AIM Sector Funds
AIM Tax-Exempt Funds
AIM Treasurer’s Series Trust
AIM Variable Insurance Funds
PowerShares Actively Managed Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II
PowerShares India Exchange-Traded Fund Trust
Short-Term Investments Trust

(b)	The following table sets forth information with respect to each director, officer or partner of Invesco Aim Distributors, Inc.

Name and Principal	Position and Offices with	Positions and Offices
Business Address*	Underwriter	with Registrant
Philip A. Taylor	Director	Trustee, Principal Executive Officer & President

John S. Cooper	President	None

William Hoppe, Jr.	Executive Vice President	None

Karen Dunn Kelley	Executive Vice President	Vice President

Brian Lee	Executive Vice President	None

Ben Utt	Executive Vice President	None

LuAnn S. Katz	Senior Vice President	None

Ivy B. McLemore	Senior Vice President	None

Lyman Missimer III	Senior Vice President	Assistant Vice President

David J. Nardecchia	Senior Vice President	None

Margaret A. Vinson	Senior Vice President	None

Gary K. Wendler	Director & Senior Vice President	None

John M. Zerr	Director, Senior Vice President & Secretary	Senior Vice President, Secretary & Chief Legal Officer

David A. Hartley	Treasurer & Chief Financial Officer	None

Lisa O. Brinkley	Chief Compliance Officer	Vice President

Lance A. Rejsek	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*	11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, GA 30309, maintains physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, except for those maintained at the offices of, Invesco Senior Secured Management, Inc., 1166 Avenue of the Americas, New York, New York 10036, and except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Records may also be maintained at the offices of:

Invesco Asset Management Deutschland GmbH
An der Welle 5
1st Floor
Frankfurt, Germany 60322

Invesco Asset Management Ltd.
30 Finsbury Square
London, United Kingdom
EC2A 1AG

Invesco Asset Management (Japan) Limited
25th Floor, Shiroyama Trust Tower
3-1, Toranoman 4-chome, Minato-Ku
Tokyo, Japan 105-6025

Invesco Australia Limited
333 Collins Street, Level 26
Melbourne Vic 3000, Australia

Invesco Hong Kong Limited
32nd Floor
Three Pacific Place
1 Queen’s Road East
Hong Kong

Invesco Senior Secured Management, Inc. 1166 Avenue of the Americas
New York, NY 10036

Invesco Trimark Ltd.
5140 Yonge Street
Suite 900
Toronto, Ontario
Canada M2N 6X7

Item 34.	Management Services

None

Item 35.	Undertakings

Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 11th day of February, 2010.

Registrant: AIM COUNSELOR SERIES TRUST
By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE
/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	February 11, 2010
/s/ Bob R. Baker* (Bob R. Baker)	Trustee	February 11, 2010
/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	February 11, 2010
/s/ James T. Bunch* (James T. Bunch)	Trustee	February 11, 2010
/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	February 11, 2010
/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	February 11, 2010
/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	February 11, 2010
/s/ Jack M. Fields* (Jack M. Fields)	Trustee	February 11, 2010
/s/ Carl Frischling* (Carl Frischling)	Trustee	February 11, 2010
/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	February 11, 2010
/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	February 11, 2010
/s/ Larry Soll* (Larry Soll)	Trustee	February 11, 2010

SIGNATURES	TITLE	DATE
/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	February 11, 2010
/s/ Sherri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	February 11, 2010

*By	/s/ Philip A. Taylor Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 39 on February 5, 2010.

INDEX

Exhibit
Number	Description

a(1)m	Form of Amendment No. 12, dated [February , 2010] to Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 14, 2005.

d(1)(i)	Amendment No. 8, dated January 1, 2010, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.

d(1)(j)	Form of Amendment No. 9, dated [February , 2010], to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.

d(2)(b)	(b) Amendment No. 1 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated June 2, 2009, between Invesco Aim Advisors, Inc., on behalf of Registrant, and Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (28)

d(2)(c)	Amendment No. 2 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated January 1, 2010 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.

d(2)(d)	Form Amendment No. 3 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated [February , 2010] between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.

d(3)	Form of Temporary Sub-Advisory Agreement between Invesco Advisers, Inc. and Morgan Stanley Investment Management and affiliates.

e(1)(s)	Amendment No. 18, dated February 1, 2010, to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.

e(1)(t)	Form of Amendment No.[ ], dated [ ], to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc.

e(2)(l)	Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Agreement (Class B and B5 shares).

h(2)(e)	Amendment No. 4, January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement.

h(2)(f)	Form of Amendment No. [ ], dated [ ], to the Second Amended and Restated Master Administrative Services Agreement.

Exhibit
Number	Description

i	Legal Opinion and Consent of Stradley Ronon Stevens & Young, LLP.

m(1)(m)	Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Plan (Class A shares).

m(2)(m)	Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Plan (Class B shares).

m(3)(m)	Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Plan (Class C shares).

m(6)	Form of Master Distribution Plan (Class A, Class B, and Class C Shares)(Reimbursement).

m(7)	Form of Master Distribution Plan (Class R Shares)(Reimbursement).

m(8)	Form of Master Distribution Plan (Class A, A5, B, B5, C, C5, R and R5 Shares)(Reimbursement).

m(13)	Form of Shareholder Services Plan (Class R Shares)(Reimbursement).

m(14)	Form of Service Plan (Class A, A5, B, B5, C, C5, R and R5 Shares)(Reimbursement).

n(1)(a)	Sixteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective February 1, 2010.

n(1)(b)	Form of [ ] Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective [ ].